Consolidated Schedule of Investments
(unaudited)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 04/15/38
(a)(b)
........... USD 6,000 $ 6,002,866
720 East CLO VIII Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.99%, 07/20/38
(a)(b)
........... 10,000 10,024,389
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.73%, 02/15/37
(a)(c)
................. EUR 490 581,923
Abry Liquid Credit CLO Ltd., Series 2026-3A,
Class A1, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.90%, 04/20/39
(a)(b)
...... USD 4,000 4,005,214
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.70%), 5.36%, 08/18/44
(a)(b)
2,000 1,999,991
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.02%, 07/17/37 ................. 5,000 5,011,877
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.58%, 07/17/37 ................. 1,000 1,002,422
AIMCO CLO 27 Ltd., Series 2026-27A, Class
A1, (3-mo. CME Term SOFR at 1.14% Floor +
1.14%), 4.82%, 04/20/39
(a)(b)
........... 2,500 2,498,571
AMSR Trust
(b)
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,880,628
Series 2023-SFR2, Class F1, 3.95%,
06/17/40 ...................... 500 476,489
Series 2026-SFR1, Class F1, 3.78%,
04/17/31 ...................... 5,769 4,987,584
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR at
2.40% Floor + 2.40%), 6.06%, 07/22/37
(a)(b)
. 700 700,843
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.09%, 07/20/38
(a)(b)
. 7,000 7,012,116
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.08%, 04/15/34
(a)(b)
. 1,000 1,000,589
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/15/38
(a)(b)
. 3,000 3,007,568
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 4.98%, 10/20/38
(a)(b)
. 10,000 10,024,133
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.29%, 07/15/37
(a)(b)
. 8,000 8,017,938
Apidos CLO LIV, Series 2025-54A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.98%, 10/20/38
(a)(b)
........... 2,000 2,005,142
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 07/15/37
(a)(b)
........... 10,000 10,021,401
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1R, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.92%,
10/25/38 ...................... 2,000 2,004,427
Series 2024-1A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.27%,
10/25/38 ...................... 1,809 1,816,741
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.47%, 07/25/39
(a)(c)
................. EUR 530 624,540
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.22%, 07/25/43
(a)(b)
................. USD 10,000 $ 10,013,951
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.06%, 12/17/29
(a)(b)
................. 10,060 10,046,773
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.17%, 07/27/37
(a)(b)
...... 3,000 3,003,275
Ares Loan Funding VIII Ltd., Series 2024-ALF8,
Class A1, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 01/24/38
(a)(b)
...... 9,000 9,014,849
Ares LXX CLO Ltd., Series 2023-70A, Class
A1R, (3-mo. CME Term SOFR at 1.25% Floor
+ 1.25%), 4.92%, 01/25/39
(a)(b)
.......... 3,000 3,006,224
Ares LXXVII CLO Ltd., Series 2025-77A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 07/15/38
(a)(b)
........... 2,000 2,005,290
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 01/15/38
(a)(b)
...... 4,000 4,007,788
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.10%, 07/18/37
(a)(b)
.......... 6,500 6,508,156
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.00%, 01/15/39
(a)(c)
................. EUR 770 902,741
Arini US CLO IV Ltd., Series 4A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor + 1.26%),
4.93%, 01/15/39
(a)(b)
................. USD 8,000 8,017,450
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.35%, 10/15/38
(a)(c)
................. EUR 350 411,597
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.00%, 04/15/38
(a)(c)
................. 530 612,997
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.25%, 01/15/38
(a)(c)
................. 570 666,763
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.06%, 07/20/37 ................. USD 5,000 5,011,263
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.38%, 07/20/37 ................. 1,000 1,004,227
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.21%, 04/15/37 ................. 5,000 5,006,470
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.02%,
04/15/37 ...................... 1,000 1,001,264
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.91%, 10/25/38
(a)(b)
........... 4,500 4,508,495
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 5.93%, 04/15/34
(a)(b)
........... 3,000 3,003,569
BBAM US CLO III Ltd., Series 2023-3A, Class
A1R, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.17%), 4.84%, 10/15/38
(a)(b)
.......... 2,000 1,997,999
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
4.87%, 01/25/35 ................. 196 205,130

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.11%, 09/25/36 ................. USD 221 $ 217,777
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.05%, 03/25/37 ................. 1,446 1,376,751
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.05%, 03/25/37 ................. 1,185 1,139,586
Series 2007-HE3, Class 2A, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.05%,
04/25/37 ...................... 2,946 2,855,290
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 4.81%,
04/25/34
(a)
....................... 717 720,235
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 4.95%, 10/20/38
(a)(b)
5,000 5,012,736
Benefit Street Partners CLO IV Ltd., Series 2014-
IVA, Class AR5, (3-mo. CME Term SOFR at
1.25% Floor + 1.25%), 4.93%, 10/20/38
(a)(b)
. 2,500 2,505,744
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 4.86%, 04/20/38
(a)(b)
. 3,000 3,000,896
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
07/15/37
(a)(b)
...................... 2,200 2,202,631
Benefit Street Partners CLO XVIII Ltd., Series
2019-18A, Class AR2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38
(a)(b)
...................... 6,400 6,410,356
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 4.85%, 01/25/38
(a)(b)
20,250 20,251,426
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%, 01/25/38
(a)(b)
5,100 5,112,508
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 10/23/38
(a)(b)
...... 10,000 10,022,350
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 4.94%,
01/19/38 ...................... 2,500 2,504,422
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.28%,
01/19/38 ...................... 7,500 7,516,712
Birch Grove CLO 8 Ltd., Series 2024-8A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 4.97%, 04/20/39
(a)(b)
.......... 10,000 10,018,480
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.06%,
10/22/37 ...................... 17,000 17,034,974
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.36%,
10/22/37 ...................... 2,000 2,005,875
Bridge Street CLO IV Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.28%, 04/20/37
(a)(b)
........... 1,000 1,001,432
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.90%, 04/20/38
(a)(b)
........... 3,000 3,003,191
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.01%, 07/20/38
(a)(b)
........... USD 10,000 $ 10,023,844
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at 1.57%
Floor + 1.57%), 5.22%, 05/15/37
(a)(b)
...... 3,000 3,000,000
Buckhorn Park CLO Ltd., Series 2019-1A, Class
CRR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 5.53%, 07/18/34
(a)(b)
.......... 2,500 2,502,235
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 5.83%,
07/15/31 ...................... 1,500 1,502,200
Series 2017-1A, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 5.93%,
07/15/30 ...................... 5,000 5,012,280
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.07%, 10/21/37 ................. 10,000 10,022,246
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
10/15/37 ...................... 5,500 5,510,588
Series 2021-6A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.96%,
01/15/38 ...................... 5,000 5,013,558
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.08%, 07/25/37 ................. 5,500 5,506,493
Series 2022-6A, Class A1R2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%),
4.90%, 10/25/38 ................. 5,000 5,008,719
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.02%, 04/25/36
(a)
.. 2,876 2,619,278
CarVal CLO IV Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.98%, 03/31/38
(a)(b)
........... 3,510 3,517,443
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.13%, 10/15/34
(a)(b)
........... 2,000 2,002,426
CIFC European Funding CLO II DAC, Series 2X,
Class DR, (3-mo. EURIBOR at 3.00% Floor +
3.00%), 5.20%, 10/15/39
(a)(c)
........... EUR 710 832,039
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/24/37 ................. USD 5,000 5,009,733
Series 2014-3A, Class A1R, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 4.85%,
03/31/38 ...................... 1,500 1,499,725
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
4.67%, 01/17/35 ................. 6,000 5,997,145
Series 2017-1A, Class BRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
5.72%, 04/21/37 ................. 2,000 2,009,113
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
01/18/38 ...................... 1,000 1,004,247
Series 2018-4A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.90%,
01/17/38 ...................... 2,700 2,703,279
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.43%,
01/17/38 ...................... 2,000 2,000,607

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.94%, 10/15/38 ................. USD 16,500 $ 16,533,561
Series 2019-5A, Class BR2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
10/15/38 ...................... 2,200 2,211,544
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.48%,
07/16/37 ...................... 10,000 10,043,973
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.97%,
01/15/40 ...................... 2,500 2,506,289
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
01/15/40 ...................... 2,000 2,002,509
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/25/37 ...................... 2,000 2,002,518
Series 2021-1A, Class CR, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 5.77%,
07/25/37 ...................... 9,500 9,512,789
Series 2021-4A, Class AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
07/23/37 ...................... 9,000 9,020,362
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/15/34 ...................... 600 600,204
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38 ...................... 4,500 4,509,413
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.18%,
04/22/37 ...................... 3,000 3,003,282
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/21/37 ...................... 5,000 5,022,733
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.96%,
10/24/38 ...................... 5,000 5,012,633
Citigroup Mortgage Loan Trust, Inc., Series 2006-
WFH2, Class M3, (1-mo. CME Term SOFR at
0.47% Floor + 0.58%), 4.23%, 08/25/36
(a)
.. 2,927 2,742,544
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.21%, 04/20/37 ................. 5,300 5,300,000
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.63%, 04/20/37 ................. 1,500 1,500,000
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.13%, 04/20/37 ................. 2,500 2,500,000
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 .. 21 21,233
Series 1997-7, Class M1, 7.03%, 07/15/28 .. 610 616,647
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.30%, 10/15/37
(a)(c)
................. EUR 770 890,996
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.21%, 11/20/38
(a)(c)
................. 680 794,084
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.11%,
07/25/37
(a)(b)
...................... USD 1,018 677,675
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cumulus Static CLO DAC, Series 2024-1X, Class
D, (3-mo. EURIBOR at 3.70% Floor + 3.70%),
5.68%, 11/15/33
(a)(c)
................. EUR 166 $ 194,966
CWABS Asset-Backed Certificates Trust, Series
2006-22, Class M1, (1-mo. CME Term SOFR
at 0.35% Floor + 0.46%), 4.11%, 05/25/47
(a)
. USD 2,235 2,179,513
Deephaven Residential Mortgage Trust, Series
2026-CES1, Class A1A, 5.31%, 03/25/61
(b)(d)
5,000 4,999,995
Diameter Capital CLO 10 Ltd.
(a)(b)
Series 2025-10A, Class A, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 4.99%,
04/20/38 ...................... 9,000 9,022,097
Series 2025-10A, Class B, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.58%,
04/20/38 ...................... 5,000 5,024,933
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.00%, 01/15/38
(a)(b)
...... 5,000 5,010,994
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1R, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 4.95%, 04/15/39
(a)(b)
...... 10,000 10,023,580
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.08%, 10/20/37
(a)(b)
...... 4,810 4,820,170
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 4.85%, 04/20/38
(a)(b)
...... 3,000 2,998,497
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 5.99%, 07/18/30
(a)(b)
...... 2,000 2,005,877
Eaton Vance CLO Ltd., Series 2019-1A, Class
AR2, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.18%, 07/15/37
(a)(b)
.......... 2,500 2,502,762
Elevation CLO Ltd., Series 2026-19A, Class A1,
(3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 03/31/38
(a)(b)
........... 2,500 2,505,276
Elm Park CLO DAC, Series 1X, Class DR3,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.40%, 01/15/38
(a)(c)
................. EUR 1,340 1,562,523
Elmwood CLO 14 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.30% Floor
+ 1.30%), 4.98%, 10/20/38
(a)(b)
.......... USD 3,000 3,007,660
Elmwood CLO 20 Ltd., Series 2022-7A, Class
AR2, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 4.83%, 01/20/39
(a)(b)
.......... 3,000 3,001,499
Elmwood CLO 23 Ltd., Series 2023-2A, Class
AR, (3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 04/16/36
(a)(b)
........... 3,000 3,006,467
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.38%, 01/17/38
(a)(b)
........... 1,000 999,818
Elmwood CLO 40 Ltd., Series 2025-3A, Class
A, (3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.92%, 03/22/38
(a)(b)
........... 5,000 5,007,417
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.38%, 10/20/37
(a)(b)
.......... 2,000 2,008,614
Elmwood CLO III Ltd., Series 2019-3A, Class
A1RR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.06%, 07/18/37
(a)(b)
...... 2,500 2,503,118
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.48%, 04/20/38
(a)(b)
........... 1,500 1,501,952
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 04/25/37
(a)(b)
........... 2,500 2,500,000

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.01%, 10/25/36 ................. USD 2,716 $ 1,724,321
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.09%, 10/25/36 ................. 1,593 1,028,680
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
3.92%, 12/25/36 ................. 1,653 1,440,062
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
4.32%, 01/25/36 ................. 3,068 3,030,306
FirstKey Homes Trust, Series 2022-SFR1, Class
E1, 5.00%, 05/19/39
(b)
............... 6,000 5,935,453
Flatiron CLO 28 Ltd., Series 2024-1A, Class BR,
(3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.17%, 07/15/36
(a)(b)
........... 2,000 2,005,235
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
....................... 2,900 2,860,833
FS Rialto Issuer LLC
(a)(b)
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.05%,
08/19/42 ...................... 10,740 10,709,711
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.11%,
01/19/44 ...................... 704 703,160
Garnet CLO 4 Ltd., Series 2025-4A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.90%, 01/20/39
(a)(b)
........... 2,500 2,503,478
GoldenTree Loan Management US CLO 17 Ltd.,
Series 2023-17A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.33%,
01/20/39
(a)(b)
...................... 2,500 2,511,218
GoldenTree Loan Management US CLO 9 Ltd.,
Series 2021-9A, Class AR2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 4.91%,
04/20/37
(a)(b)
...................... 8,000 8,009,238
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.02%,
10/20/37
(a)(b)
...................... 17,000 17,040,197
Golub Capital Partners CLO 52 B R Ltd., Series
2020-52A, Class BR, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 5.68%, 04/20/37
(a)(b)
2,000 2,005,455
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
10/25/37
(a)(b)
...................... 2,350 2,355,035
Golub Capital Partners CLO 64B-R Ltd., Series
2022-64A, Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.03%, 10/25/37
(a)(b)
2,000 2,005,110
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.07%, 07/25/37
(a)(b)
2,000 2,004,275
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.34%, 10/25/37
(a)(b)
3,000 3,011,931
Golub Capital Partners CLO 81 B Ltd., Series
2025-81A, Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.99%, 07/20/38
(a)(b)
5,000 5,011,950
Golub Capital Partners CLO Ltd., Series 2019-
41A, Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.01%, 07/20/38
(a)(b)
. 2,500 2,505,869
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index Average
+ 1.92%), 5.67%, 12/15/34 .......... GBP 100 $ 125,532
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 5.95%,
03/15/36
(c)
..................... 100 123,828
GreenPoint Manufactured Housing, Series 2000-
1, Class A4, 8.14%, 03/20/30
(a)
.......... USD 3,149 1,597,845
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.44%, 10/15/42
(a)(b)
. 7,000 7,000,958
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 4.47%,
12/25/35
(a)
..................... 1,025 456,438
Series 2006-4, Class 1A1, 4.00%, 03/25/36
(a)
2,235 1,528,752
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.13%,
03/25/36
(a)
..................... 3,170 875,611
Series 2006-18, Class AF6, 6.18%, 11/25/36
(d)
3,107 674,787
Series 2007-9, Class A3A, 7.00%, 10/25/37 . 3,603 1,355,915
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.05%,
11/25/36 ...................... 5,706 2,596,934
Series 2006-HE6, Class A4, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.25%,
08/25/36 ...................... 1,150 995,422
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.09%, 04/20/34
(a)(b)
........... 1,750 1,752,271
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 5.73%, 01/30/35
(a)(b)
........... 3,500 3,507,005
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.03%, 01/20/38
(a)(b)
.......... 4,000 4,009,706
Hambridge Euro CLO 1 DAC, Series 1X, Class
D, (3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.54%, 10/20/38
(a)(c)
................. EUR 710 840,802
Henley CLO XI DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.76%,
04/25/39
(a)(c)
...................... 1,120 1,302,369
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.30%, 01/15/38
(a)(c)
................. 680 802,002
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.07%, 05/25/37
(a)
........... USD 2,066 1,824,247
ICG US CLO I Ltd., Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.06%, 07/18/38
(a)(b)
........... 2,000 2,003,608
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.48%,
04/20/35 ...................... 3,125 3,135,397
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 5.83%,
04/20/35 ...................... 5,000 5,006,653
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 4.97%,
07/25/36
(a)
....................... 2,975 2,699,935

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class B, (3-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 5.53%, 07/20/37
(a)(b)
...... USD 4,000 $ 4,013,710
Kennedy Lewis CLO 17 Ltd., Series 2024-17A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.06%, 10/22/37
(a)(b)
...... 10,000 10,021,304
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.91%, 04/22/36
(a)(b)
...... 4,000 4,001,092
Kennedy Lewis CLO 2 Ltd., Series 2A, Class
AR2, (3-mo. CME Term SOFR at 1.41% Floor
+ 1.41%), 5.08%, 10/22/37
(a)(b)
.......... 7,965 7,982,511
Kennedy Lewis CLO 4 Ltd., Series 4A, Class
BRR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 5.43%, 07/20/37
(a)(b)
.......... 2,750 2,752,745
Kennedy Lewis CLO 7 Ltd., Series 7A, Class
A1R, (3-mo. CME Term SOFR at 1.62% Floor
+ 1.62%), 5.28%, 04/22/37
(a)(b)
.......... 3,000 3,004,637
Kennedy Lewis CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 01/20/38
(a)(b)
........... 3,000 3,007,337
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.07%, 12/25/37
(a)
............ 4,128 4,246,780
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.29%,
08/25/45 ...................... 1,198 1,177,211
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.07%,
05/25/36 ...................... 19,103 9,951,337
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.07%,
07/25/36 ...................... 5,409 2,173,347
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.08%,
08/25/36 ...................... 5,638 2,892,671
Series 2006-9, Class 2A2, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 3.99%,
10/25/36 ...................... 1,641 492,904
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.37%, 01/25/36 ................. 1,104 1,000,903
Madison Park Funding LVIII Ltd., Series 2024-
58A, Class B, (3-mo. CME Term SOFR at
1.95% Floor + 1.95%), 5.62%, 04/25/37
(a)(b)
. 1,700 1,707,355
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 4.86%, 03/25/38
(a)(b)
. 2,000 1,999,985
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
10/15/32 ...................... 6,000 6,011,082
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
5.87%, 10/15/32 ................. 4,750 4,753,453
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.10%, 08/15/37
(a)(b)
...... 5,000 5,006,442
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term SOFR
at 0.52% Floor + 0.63%), 4.29%, 06/25/36
(a)(b)
1,555 1,470,197
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL20, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.11%,
02/18/43
(a)(b)
...................... 6,536 6,548,406
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
... USD 561 $ 111,251
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class B, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.33%,
07/20/39
(a)(b)
...................... 1,700 1,707,628
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class AR, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 4.91%,
10/16/37
(a)(b)
...................... 3,500 3,504,855
New Mountain CLO 3 Ltd.
(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.01%,
10/20/38 ...................... 6,500 6,515,345
Series CLO-3A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
10/20/38 ...................... 1,000 1,004,007
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.06%, 01/20/38 ................. 6,000 6,011,061
Series 2020-1A, Class ARR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.86%, 01/15/38 ................. 10,000 10,001,412
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 01/15/38 ................. 3,500 3,507,903
Series 2023-2A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
07/20/38 ...................... 5,000 5,011,613
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.31%,
10/22/37 ...................... 4,000 4,011,469
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
153 153,752
Series 1999-C, Class A2, 7.48%, 08/15/27 .. 1,179 802,657
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
. 246 77,092
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.57%, 01/26/38 ................. 3,700 3,709,567
Series 2016-11A, Class AR3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.97%, 07/26/38 ................. 5,000 5,011,965
Series 2017-14A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.05%, 07/20/37 ................. 5,000 5,010,793
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
5.68%, 07/20/37 ................. 1,000 1,001,405
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.05%, 07/20/37 ................. 15,000 15,032,779
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.86%, 04/20/38 ................. 6,000 5,999,992
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.63%, 10/20/37 ................. 4,500 4,513,392
Series 2021-23A, Class AR2, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.87%, 01/17/39 ................. 5,000 5,000,589
Series 2022-25A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.10%, 07/20/37 ................. 5,000 5,005,367

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-32A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.19%,
04/23/37 ...................... USD 3,000 $ 3,001,267
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.13%,
04/16/38 ...................... 1,500 1,503,178
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.13%, 04/20/37
(a)(b)
...... 1,000 1,001,144
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.42%, 01/21/38
(a)(b)
...... 1,500 1,500,459
OHA Credit Funding 22 Ltd., Series 2025-22A,
Class A1, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.01%, 07/20/38
(a)(b)
...... 2,000 2,004,162
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/20/38
(a)(b)
...... 2,000 2,004,411
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.33%, 10/20/37
(a)(b)
. 5,000 5,020,336
OHA Credit Funding Ltd., Series 2024-17RA,
Class A1, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 4.82%, 04/20/39
(a)(b)
...... 2,500 2,497,902
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 5.48%, 04/20/37
(a)(b)
. 1,750 1,750,000
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR2, (3-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 6.07%, 04/23/37
(a)(b)
...... 2,000 2,002,152
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 07/21/37
(a)(b)
...... 3,000 3,012,232
OHA Credit Partners XVII Ltd., Series 2024-17A,
Class A, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/18/38
(a)(b)
...... 3,000 3,006,632
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.57%, 04/23/37 ................. 1,000 1,004,737
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
5.78%, 07/20/37 ................. 3,265 3,269,097
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.45%, 08/14/38 ................. 1,500 1,502,006
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.57%,
10/15/38 ...................... 5,000 5,013,607
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/15/38 ...................... 4,850 4,864,401
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
07/20/37 ...................... 8,000 8,018,723
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
01/15/38 ...................... 1,000 1,000,296
Park Blue CLO Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 10/20/38
(a)(b)
........... 2,000 2,004,999
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.16%,
08/18/43
(a)(b)
...................... 1,000 1,001,580
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 5.63%, 10/25/34
(a)(b)
........... USD 1,600 $ 1,602,108
Pikes Peak CLO 9, Series 2021-9A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 10/27/38
(a)(b)
........... 3,000 3,015,081
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ...................... 4,970 4,866,776
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,897,209
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 499,785
Series 2026-SFR1, Class E, 4.10%, 02/17/43 1,000 921,563
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.34%, 03/19/43
(a)(b)
........... 2,740 2,740,363
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 5.68%, 04/23/34
(a)(b)
........... 3,750 3,753,696
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 5.93%, 01/15/35
(a)(b)
........... 3,500 3,504,081
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/25/38
(a)(b)
........... 5,600 5,612,468
Regatta VI Funding Ltd., Series 2016-1A, Class
CR3, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 5.58%, 10/20/38
(a)(b)
.......... 1,250 1,253,190
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.08%, 07/17/37
(a)(b)
........... 7,500 7,510,312
Regatta XIX Funding Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.28%, 10/20/38
(a)(b)
........... 1,320 1,325,818
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 4.85%, 01/15/38
(a)(b)
........... 2,250 2,249,555
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/20/38
(a)(b)
...... 3,000 3,006,680
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.22%, 04/25/37
(a)(b)
...... 2,500 2,503,304
Renaissance Home Equity Loan Trust, Series
2004-4, Class MF2, 5.82%, 02/25/35
(d)
.... 1,150 1,031,287
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
5.59%, 04/20/34 ................. 3,500 3,504,612
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 5.74%,
10/20/30 ...................... 2,300 2,304,282
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 5.64%,
05/20/31 ...................... 1,000 1,003,193
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.10%,
10/20/31 ...................... 341 341,383
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 5.74%,
10/20/31 ...................... 1,125 1,128,592
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.14%,
10/20/31 ...................... 700 702,425

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower Europe CLO DAC
(a)(c)
Series 2025-1X, Class D, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 5.16%, 10/25/37 . EUR 970 $ 1,143,070
Series 2025-3X, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.18%, 01/15/40 . 1,270 1,502,378
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.05%, 04/15/36
(a)(b)
................. USD 1,500 1,500,143
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.62%, 07/15/39
(a)(b)
................. 2,000 2,008,695
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class C, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 5.76%, 01/30/38
(a)(b)
...... 1,250 1,254,408
Sandstone Peak III Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 5.30%,
04/25/37 ...................... 1,000 1,000,000
Series 2024-1A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 0.00%,
04/25/37 ...................... 2,000 2,000,000
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.03%, 07/22/38
(a)(b)
........... 3,000 3,008,092
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.70%, 07/15/38
(a)(c)
........... EUR 650 760,905
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.96%, 01/22/38
(a)(b)
...... USD 3,000 3,006,377
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 10/15/38
(a)(b)
........... 5,000 5,012,114
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.30%, 04/15/37
(a)(b)
........... 5,000 5,000,000
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/15/37
(a)(b)
........... 5,000 5,010,594
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.19%, 03/31/38
(a)(b)
........... 5,000 5,013,584
Silver Point Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.10%, 01/15/39
(a)(c)
................. EUR 710 835,521
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.42%, 01/20/38
(a)(b)
...... USD 3,250 3,250,995
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.28%,
07/17/38 ...................... 3,000 3,012,832
Series 2021-19A, Class CR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.53%, 07/17/38 ................. 1,000 1,001,980
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1R2, (3-mo. CME Term SOFR at
1.17% Floor + 1.17%), 4.84%, 01/21/39
(a)(b)
. 3,000 2,998,557
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.93%, 10/17/38
(a)(b)
...... 5,000 5,012,036
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.33%, 08/25/38
(a)(c)
................. EUR 590 698,242
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.18%, 07/15/34
(a)(b)
...... USD 2,250 $ 2,253,022
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.09%,
10/25/36 ...................... 4,391 2,988,241
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.23%, 01/25/37
(b)
................ 1,215 692,639
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.33%,
04/20/37 ...................... 9,000 9,016,960
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.28%,
04/20/37 ...................... 1,000 1,001,255
Symetra CLO Ltd., Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.97%, 04/20/38
(a)(b)
........... 2,000 2,005,014
Symphony CLO 30 Ltd., Series 2023-30A, Class
B1R, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.63%, 10/20/37
(a)(b)
.......... 1,000 1,004,866
Symphony CLO 38 Ltd., Series 2023-38A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.62%, 07/24/38
(a)(b)
........... 1,500 1,507,825
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.84%, 07/16/38
(a)(c)
.......... EUR 500 587,448
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 5.05%,
01/15/34 ...................... USD 1,945 1,945,236
Series 2016-6A, Class BR2, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 5.43%,
01/15/34 ...................... 2,000 2,003,555
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
5.83%, 01/15/34 ................. 1,650 1,657,518
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 04/25/38
(a)(b)
.......... 2,000 2,000,579
Tricon American Homes Trust, Series 2020-
SFR2, Class E2, 3.08%, 11/17/39
(b)
...... 1,000 959,332
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ...................... 7,000 7,014,596
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
07/23/37 ...................... 1,000 1,001,677
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.16%, 07/23/37
(a)(b)
........... 2,000 2,002,874
Trinitas CLO XXV Ltd., Series 2023-25A, Class
A1R, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.24%), 4.91%, 01/23/39
(a)(b)
.......... 5,500 5,506,697
Trinitas CLO XXX Ltd., Series 2024-30A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 10/23/37
(a)(b)
........... 6,000 6,010,179
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 1,296 1,820,625
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.65%, 01/15/38
(a)(c)
................. EUR 1,010 1,195,908

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Victory Street CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.20%, 01/15/39
(a)(c)
................. EUR 2,060 $ 2,424,889
Vista Point Securitization Trust, Series 2026-
CES2, Class A1, 5.42%, 05/25/56
(b)(d)
..... USD 5,000 4,999,937
Voya CLO Ltd., Series 2014-4A, Class BR2,
(3-mo. CME Term SOFR at 0.00% Floor +
2.35%), 6.02%, 07/14/31
(a)(b)
........... 500 501,485
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.08%,
07/20/37 ...................... 13,500 13,528,532
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.43%,
07/20/37 ...................... 1,000 1,001,568
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.97%, 10/21/38
(a)(b)
...... 2,750 2,756,469
Washington Mutual Asset-Backed Certificates
Trust, Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor + 0.42%),
3.81%, 10/25/36
(a)
.................. 10,290 7,931,419
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.04%, 07/18/37
(a)(b)
6,300 6,313,165
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.83%, 04/18/38
(a)(b)
. 6,000 5,993,954
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 4.97%, 10/18/38
(a)(b)
. 3,000 3,006,707
Total Asset-Backed Securities — 10.4%
(Cost: $1,109,911,756) ............................ 1,099,751,565
Shares
Shares
Common Stocks
Aerospace & Defense — 0.9%
Airbus SE .......................... 16,307 3,361,843
Axon Enterprise, Inc.
(e)
................. 643 258,332
BAE Systems plc ..................... 481,566 13,394,065
Boeing Co. (The)
(e)
.................... 61,631 14,115,348
BWX Technologies, Inc. ................ 3,884 840,459
Curtiss-Wright Corp. ................... 2,207 1,589,481
Dassault Aviation SA .................. 5,076 1,775,066
Elbit Systems Ltd. .................... 775 644,759
GE Aerospace ....................... 18,462 5,352,688
General Dynamics Corp. ................ 2,419 832,862
Hanwha Aerospace Co. Ltd. ............. 1,186 1,133,065
Hanwha Systems Co. Ltd. ............... 9,975 788,880
HEICO Corp. ....................... 4,040 1,090,477
Hensoldt AG ........................ 11,722 1,057,722
Hexcel Corp. ........................ 5,870 551,017
Howmet Aerospace, Inc. ................ 7,531 1,830,334
Huntington Ingalls Industries, Inc. .......... 3,133 1,141,321
Kongsberg Gruppen ASA ............... 75,974 2,542,116
Korea Aerospace Industries Ltd. ........... 4,711 539,725
Kratos Defense & Security Solutions, Inc.
(e)
... 13,555 854,643
L3Harris Technologies, Inc. .............. 14,572 4,671,055
Leonardo DRS, Inc. ................... 25,696 1,044,028
Leonardo SpA ....................... 37,715 2,355,142
Lockheed Martin Corp. ................. 10,520 5,449,044
Melrose Industries plc .................. 18,298 120,077
Moog, Inc. , Class A ................... 1,708 514,637
Security
Shares
Shares Value
Aerospace & Defense (continued)
Northrop Grumman Corp. ............... 10,354 $ 5,999,936
Rheinmetall AG ...................... 2,339 3,730,263
Rolls-Royce Holdings plc ............... 221,990 3,572,165
RTX Corp. ......................... 24,255 4,270,578
Saab AB , Class B .................... 40,862 2,480,454
Safran SA .......................... 12,499 4,013,589
Singapore Technologies Engineering Ltd. ..... 159,100 1,348,289
Textron, Inc. ........................ 6,726 645,427
Thales SA .......................... 11,455 3,147,117
TransDigm Group, Inc. ................. 1,403 1,627,452
Woodward, Inc. ...................... 2,198 797,852
99,481,308
Air Freight & Logistics — 0.2%
Deutsche Post AG .................... 24,740 1,464,960
DSV A/S ........................... 369 90,752
FedEx Corp. ........................ 40,184 16,206,609
17,762,321
Automobile Components — 0.1%
Aisin Corp. ......................... 8,600 136,374
Aptiv plc
(e)
.......................... 48,445 2,919,296
Bridgestone Corp. .................... 15,000 311,716
Cie Generale des Etablissements Michelin SCA 3,115 112,844
Continental AG
(e)
..................... 6,156 465,782
Denso Corp. ........................ 69,200 826,805
Magna International, Inc. ................ 1,213 77,199
Sumitomo Electric Industries Ltd. .......... 11,400 750,511
Versigent plc
(e)
....................... 20,115 703,422
6,303,949
Automobiles — 0.1%
Bayerische Motoren Werke AG ........... 231 21,139
Ferrari NV ......................... 122 42,218
Honda Motor Co. Ltd. .................. 369,700 2,999,909
Mercedes-Benz Group AG ............... 9,925 578,530
Stellantis NV
(e)
....................... 2,665 19,556
Subaru Corp. ....................... 8,400 125,120
Suzuki Motor Corp. ................... 68,000 760,474
Toyota Motor Corp. ................... 132,600 2,545,312
Yamaha Motor Co. Ltd. ................. 4,300 30,203
7,122,461
Banks — 2.6%
ABN AMRO Bank NV , CVA
(c)
............. 63,376 2,206,553
AIB Group plc ....................... 10,658 122,850
AL Sydbank ........................ 15,955 1,360,764
ANZ Group Holdings Ltd. ............... 30,190 801,892
Banca Monte dei Paschi di Siena SpA ....... 255,728 2,725,988
Banco Bilbao Vizcaya Argentaria SA ........ 524,515 11,582,554
Banco BPM SpA ..................... 134,738 1,963,274
Banco Comercial Portugues SA , Class R ..... 1,716,530 1,834,767
Banco de Sabadell SA ................. 497,626 1,929,297
Banco Santander SA .................. 638,162 7,787,063
Bank Hapoalim BM ................... 25,380 680,946
Bank Leumi Le-Israel BM ............... 27,099 686,002
Bank of America Corp. ................. 292,213 15,621,707
Bank of Ireland Group plc ............... 101,833 2,005,846
Bankinter SA ........................ 115,274 1,918,285
Banque Cantonale Vaudoise (Registered) .... 10,510 1,656,110
Barclays plc ........................ 1,132,681 6,657,806
BAWAG Group AG
(b)(c)
.................. 11,353 1,944,211
BNP Paribas SA ..................... 88,247 9,267,834
BOC Hong Kong Holdings Ltd. ............ 52,000 299,114
BPER Banca SpA .................... 164,580 2,429,494
CaixaBank SA ....................... 303,438 3,862,266
Chiba Bank Ltd. (The) .................. 3,600 49,692

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Citigroup, Inc. ....................... 182,941 $ 23,412,789
Citizens Financial Group, Inc. ............ 127,798 8,313,260
Commerzbank AG .................... 63,936 2,642,724
Commonwealth Bank of Australia .......... 22,127 2,787,043
Credit Agricole SA .................... 178,399 3,484,510
Danske Bank A/S ..................... 59,908 3,079,781
DBS Group Holdings Ltd. ............... 43,700 2,015,036
DNB Bank ASA ...................... 109,183 3,306,427
Erste Group Bank AG .................. 29,251 3,232,122
FinecoBank Banca Fineco SpA ........... 73,542 1,825,726
First Citizens BancShares, Inc. , Class A ...... 4,535 8,996,624
Grupo Financiero Banorte SAB de CV , Class O 298,388 3,240,017
HSBC Holdings plc ................... 578,693 10,647,851
ING Groep NV ....................... 150,037 4,342,280
Intesa Sanpaolo SpA .................. 795,688 5,406,089
Israel Discount Bank Ltd. , Class A ......... 19,751 219,727
Japan Post Bank Co. Ltd. ............... 29,300 502,796
JPMorgan Chase & Co. ................ 73,785 23,111,676
Jyske Bank A/S (Registered) ............. 10,058 1,400,216
KBC Ancora ........................ 15,087 1,377,191
KBC Group NV ...................... 21,171 2,817,819
Kotak Mahindra Bank Ltd. ............... 978,375 3,973,452
Lion Finance Group plc ................. 9,444 1,418,742
Lloyds Banking Group plc ............... 3,405,159 4,628,643
M&T Bank Corp. ..................... 22,972 5,022,368
Mitsubishi UFJ Financial Group, Inc. ........ 195,500 3,511,735
Mizrahi Tefahot Bank Ltd. ............... 5,512 433,427
Mizuho Financial Group, Inc. ............. 34,600 1,487,894
National Australia Bank Ltd. .............. 26,923 778,821
NatWest Group plc .................... 519,098 4,140,262
Nordea Bank Abp .................... 200,847 3,776,906
Oversea-Chinese Banking Corp. Ltd. ....... 67,700 1,168,002
Raiffeisen Bank International AG .......... 37,595 2,050,644
Regions Financial Corp. ................ 76,723 2,190,442
Resona Holdings, Inc. ................. 32,700 409,001
Ringkjoebing Landbobank A/S ............ 5,211 1,302,028
Sberbank of Russia PJSC
(e)(f)
............. 877,548 117
Shizuoka Financial Group, Inc. ............ 1,000 17,556
Skandinaviska Enskilda Banken AB , Class A .. 133,171 2,635,745
Societe Generale SA .................. 50,073 4,030,879
SpareBank 1 Sor-Norge ASA ............. 63,299 1,367,999
Standard Chartered plc ................. 144,680 3,684,252
Sumitomo Mitsui Financial Group, Inc. ....... 68,300 2,411,608
Sumitomo Mitsui Trust Group, Inc. ......... 35,200 1,176,853
Svenska Handelsbanken AB , Class A ....... 155,343 2,207,414
Swedbank AB , Class A ................. 68,665 2,427,255
TBC Bank Group plc .................. 17,618 1,162,724
Unicaja Banco SA
(b)(c)
.................. 446,017 1,447,921
UniCredit SpA ....................... 72,541 5,606,142
United Overseas Bank Ltd. .............. 7,200 205,049
Valiant Holding AG (Registered) ........... 4,707 1,093,993
Wells Fargo & Co. .................... 204,666 16,829,685
Westpac Banking Corp. ................ 27,091 757,916
278,911,494
Beverages — 0.3%
Anheuser-Busch InBev SA .............. 12,192 921,248
Coca-Cola Co. (The) .................. 105,920 8,342,259
Coca-Cola HBC AG ................... 4,000 233,316
Diageo plc ......................... 9,072 183,430
Heineken Holding NV .................. 1,477 104,957
Heineken NV ....................... 2,792 217,357
Keurig Dr Pepper, Inc. ................. 184,321 5,419,038
Molson Coors Beverage Co. , Class B ....... 33,076 1,413,668
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ....................... 125,674 $ 19,918,072
36,753,345
Biotechnology — 0.2%
Amgen, Inc. ........................ 46,556 16,120,015
Argenx SE
(e)
........................ 793 621,893
CSL Ltd. ........................... 12,022 1,085,113
Genmab A/S
(e)
....................... 1,610 426,290
Swedish Orphan Biovitrum AB
(e)
........... 7,087 332,473
Zealand Pharma A/S
(e)
................. 1,387 65,600
18,651,384
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. .............. 445,592 7,343,808
Amazon.com, Inc.
(e)
................... 69,637 18,457,983
Canadian Tire Corp. Ltd. , Class A .......... 228 31,709
Next plc ........................... 2,056 362,860
Pan Pacific International Holdings Corp. ..... 129,600 733,024
Prosus NV , Class N ................... 13,758 666,066
Rakuten Group, Inc.
(e)
.................. 22,200 108,088
Wesfarmers Ltd. ..................... 21,179 1,125,079
28,828,617
Building Products — 0.2%
AGC, Inc. .......................... 2,800 100,419
Allegion plc ......................... 3,450 474,306
Assa Abloy AB , Class B ................ 32,719 1,259,280
Belimo Holding AG (Registered) ........... 1,153 1,055,870
Carrier Global Corp. ................... 112,139 7,532,377
Cie de Saint-Gobain SA ................ 17,010 1,558,454
Daikin Industries Ltd. .................. 6,200 876,030
Fortune Brands Innovations, Inc. .......... 151,313 6,134,229
Geberit AG (Registered) ................ 1,136 767,665
Johnson Controls International plc ......... 9,362 1,367,133
Kingspan Group plc ................... 6,786 627,866
Masco Corp. ........................ 11,450 822,339
Nibe Industrier AB , Class B .............. 229,795 1,044,614
ROCKWOOL A/S , Class B .............. 15,529 452,057
Trane Technologies plc ................. 3,210 1,581,053
25,653,692
Capital Markets — 0.7%
3i Group plc ........................ 6,401 222,612
ASX Ltd. .......................... 680 29,766
Avanza Bank Holding AB ............... 31,994 1,156,527
Banca Generali SpA ................... 21,512 1,411,001
Carlyle Group, Inc. (The) ................ 55,068 2,757,255
CBOE Global Markets, Inc. .............. 2,782 834,850
Charles Schwab Corp. (The) ............. 179,344 16,435,084
Daiwa Securities Group, Inc. ............. 27,900 262,619
Deutsche Bank AG (Registered) ........... 132,192 4,107,078
Deutsche Boerse AG .................. 3,034 930,825
Euronext NV
(b)(c)
...................... 311 52,059
Goldman Sachs Group, Inc. (The) ......... 10,481 9,682,033
Guotai Junan International Holdings Ltd.
(g)
.... 258,000 79,932
IG Group Holdings plc ................. 6,915 141,426
Intercontinental Exchange, Inc. ........... 90,673 14,334,495
Julius Baer Group Ltd. ................. 3,423 281,360
London Stock Exchange Group plc ......... 8,722 1,131,739
Macquarie Group Ltd. .................. 7,369 1,265,937
Morgan Stanley ...................... 66,745 12,720,929
MSCI, Inc. , Class A ................... 2,331 1,378,577
Nomura Holdings, Inc. ................. 119,000 953,170
Partners Group Holding AG .............. 157 170,691
Raymond James Financial, Inc. ........... 6,229 986,175
SBI Holdings, Inc. .................... 4,700 94,837
St. James's Place plc .................. 1,072 17,701

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
State Street Corp. .................... 11,443 $ 1,748,948
Swissquote Group Holding SA (Registered) ... 79 39,981
UBS Group AG (Registered) ............. 67,734 2,997,351
76,224,958
Chemicals — 0.4%
Air Liquide SA ....................... 44,041 9,474,999
Air Products & Chemicals, Inc. ............ 11,383 3,415,469
Akzo Nobel NV ...................... 9,783 574,231
Arkema SA ......................... 5,054 368,861
Asahi Kasei Corp. .................... 41,500 408,354
BASF SE .......................... 36,425 2,336,176
DSM-Firmenich AG ................... 11,966 893,727
DuPont de Nemours, Inc. ............... 10,592 483,631
EMS-Chemie Holding AG (Registered) ...... 46 39,212
Evonik Industries AG .................. 28,904 597,827
Givaudan SA (Registered) ............... 4 14,264
ICL Group Ltd. ....................... 7,734 41,413
Johnson Matthey plc .................. 2,905 82,143
Linde plc .......................... 18,043 9,042,069
Mitsui Chemicals, Inc. .................. 9,600 117,111
Mosaic Co. (The) ..................... 35,464 825,247
Nissan Chemical Corp. ................. 1,300 56,211
Nitto Denko Corp. .................... 25,500 485,017
Nutrien Ltd. ......................... 2,239 170,189
Orica Ltd. .......................... 11,605 177,005
PPG Industries, Inc. ................... 56,458 6,125,693
Sherwin-Williams Co. (The) .............. 7,383 2,374,447
Shin-Etsu Chemical Co. Ltd. ............. 145,000 6,676,119
Sika AG (Registered) .................. 6,791 1,252,710
Sumitomo Chemical Co. Ltd. ............. 280,000 913,664
Symrise AG , Class A .................. 484 42,815
Toray Industries, Inc. .................. 23,600 169,442
Tosoh Corp. ........................ 15,700 241,933
47,399,979
Commercial Services & Supplies — 0.2%
Bilfinger SE ......................... 7,256 836,841
Brambles Ltd. ....................... 17,314 282,088
Dai Nippon Printing Co. Ltd. ............. 15,900 301,164
Rentokil Initial plc ..................... 1,065,294 7,181,958
Rollins, Inc. ......................... 18,045 1,005,648
Secom Co. Ltd. ...................... 13,000 476,638
Securitas AB , Class B .................. 35,218 591,063
SPIE SA ........................... 19,262 1,117,632
Waste Management, Inc. ................ 19,344 4,498,447
16,291,479
Communications Equipment — 0.1%
Arista Networks, Inc.
(e)
................. 11,797 2,037,460
Cisco Systems, Inc. ................... 28,127 2,573,620
F5, Inc.
(e)
.......................... 3,857 1,249,282
Motorola Solutions, Inc. ................ 2,255 990,013
Nokia OYJ ......................... 105,693 1,342,995
Telefonaktiebolaget LM Ericsson , Class B .... 86,213 1,028,435
9,221,805
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA 11,510 1,658,992
Bouygues SA ....................... 885 52,339
Eiffage SA ......................... 8,454 1,363,026
EMCOR Group, Inc. ................... 1,602 1,428,455
Ferrovial SE ........................ 21,803 1,497,245
Kajima Corp. ........................ 10,900 426,016
MasTec, Inc.
(e)
....................... 4,589 1,808,295
Obayashi Corp. ...................... 32,000 752,342
Quanta Services, Inc. .................. 3,105 2,259,726
Security
Shares
Shares Value
Construction & Engineering (continued)
Shimizu Corp. ....................... 21,700 $ 419,246
Skanska AB , Class B .................. 25,088 677,560
Strabag SE ......................... 3,068 323,708
Taisei Corp. ........................ 3,900 422,919
United Site Services
(e)(f)
................. 52,335 379,429
Vinci SA ........................... 20,437 3,090,532
Webuild SpA ........................ 195,803 581,997
17,141,827
Construction Materials — 0.0%
Buzzi SpA .......................... 9,962 545,457
Heidelberg Materials AG ................ 6,922 1,527,293
Holcim AG ......................... 21,675 2,014,180
Wienerberger AG ..................... 12,607 365,531
4,452,461
Consumer Finance — 0.1%
American Express Co. ................. 13,977 4,515,270
Capital One Financial Corp. .............. 27,044 5,173,517
Cembra Money Bank AG ................ 8,538 1,044,098
10,732,885
Consumer Staples Distribution & Retail — 0.2%
Aeon Co. Ltd. ....................... 23,800 229,555
Coles Group Ltd. ..................... 40,749 649,457
Dollar General Corp. .................. 69,788 8,087,034
J Sainsbury plc ...................... 111,464 498,706
Jeronimo Martins SGPS SA .............. 1,128 27,087
Kobe Bussan Co. Ltd. .................. 5,900 103,287
Koninklijke Ahold Delhaize NV ............ 45,039 2,115,458
Kroger Co. (The) ..................... 44,600 3,035,922
Target Corp. ........................ 52,846 6,856,769
Tesco plc .......................... 168,067 1,102,435
Woolworths Group Ltd. ................. 18,994 471,630
23,177,340
Containers & Packaging — 0.1%
Avery Dennison Corp. .................. 5,247 860,141
Crown Holdings, Inc. .................. 76,674 7,537,821
SIG Group AG
(e)
...................... 1,390 22,524
Smurfit WestRock plc .................. 66,009 2,534,085
10,954,571
Diversified Consumer Services — 0.0%
Pearson plc ........................ 2,111 31,152
Service Corp. International .............. 57,026 4,620,817
4,651,969
Diversified REITs — 0.2%
British Land Co. plc (The) ............... 4,520 23,917
Broadstone Net Lease, Inc. .............. 94,797 1,876,981
CapitaLand Integrated Commercial Trust ..... 2,651,700 4,938,835
Charter Hall Group
(h)
................... 4,611 67,902
GPT Group (The)
(h)
.................... 16,661 57,461
Merlin Properties Socimi SA ............. 225,169 3,937,577
Mirvac Group
(h)
...................... 202,384 250,034
Stockland
(h)
......................... 27,044 79,312
United Urban Investment Corp. ........... 3,458 3,900,756
WP Carey, Inc. ...................... 69,414 5,062,363
20,195,138
Diversified Telecommunication Services — 0.4%
BT Group plc ........................ 28,986 85,214
Cellnex Telecom SA
(b)(c)
................. 1,063 35,783
Comcast Corp. , Class A ................ 647,165 17,499,342
Deutsche Telekom AG (Registered) ........ 141,263 4,562,886
Elisa OYJ .......................... 2,954 143,470
HKT Trust & HKT Ltd.
(h)
................. 17,000 27,576

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Infrastrutture Wireless Italiane SpA
(b)(c)
....... 303,724 $ 2,575,464
Koninklijke KPN NV ................... 1,269,133 6,786,751
Orange SA ......................... 8,839 184,049
Singapore Telecommunications Ltd. ........ 248,500 900,017
Telefonica SA ....................... 141,726 639,541
Telenor ASA ........................ 28,279 465,482
Telia Co. AB ........................ 91,374 477,616
Telstra Group Ltd. .................... 256,536 985,233
Verizon Communications, Inc. ............ 56,860 2,730,986
38,099,410
Electric Utilities — 1.8%
Acciona SA ......................... 3,587 1,044,114
Alliant Energy Corp. ................... 26,777 1,966,235
American Electric Power Co., Inc. .......... 157,228 21,557,531
BKW AG .......................... 224 44,776
CLP Holdings Ltd. .................... 7,500 72,115
Contact Energy Ltd. ................... 2,845 15,966
Duke Energy Corp. ................... 61,542 7,972,766
Edison International ................... 54,287 3,772,404
EDP SA ........................... 182,348 994,578
Elia Group SA/NV , Class B
(e)
............. 44,505 7,380,744
Endesa SA ......................... 1,498 67,143
Enel SpA .......................... 216,794 2,531,221
Entergy Corp. ....................... 148,602 17,521,662
Evergy, Inc. ......................... 239,421 19,833,636
Eversource Energy ................... 51,080 3,611,356
FirstEnergy Corp. .................... 198,627 9,438,755
Iberdrola SA ........................ 141,552 3,318,577
Kansai Electric Power Co., Inc. (The) ....... 34,500 552,695
Korea Electric Power Corp. .............. 53,957 1,616,653
Kyushu Electric Power Co., Inc. ........... 2,700 29,192
NextEra Energy, Inc. .................. 143,832 14,078,276
OGE Energy Corp. .................... 169,506 8,271,893
Origin Energy Ltd. .................... 31,717 277,337
PG&E Corp. ........................ 818,045 13,595,908
Pinnacle West Capital Corp. ............. 110,450 11,455,874
PPL Corp. ......................... 219,693 8,225,306
Southern Co. (The) ................... 142,134 13,744,358
Terna - Rete Elettrica Nazionale ........... 20,596 247,734
Tohoku Electric Power Co., Inc. ........... 543,900 3,799,013
Xcel Energy, Inc. ..................... 208,044 17,257,250
194,295,068
Electrical Equipment — 0.4%
ABB Ltd. (Registered) .................. 69,039 6,982,587
Accelleron Industries AG ................ 947 101,461
AMETEK, Inc. ....................... 4,818 1,134,639
Contemporary Amperex Technology Co. Ltd. ,
Class A ......................... 53,000 3,403,334
Eaton Corp. plc ...................... 4,173 1,806,951
Emerson Electric Co. .................. 10,685 1,500,601
Fujikura Ltd. ........................ 14,900 574,887
GE Vernova, Inc. ..................... 2,781 3,013,102
Generac Holdings, Inc.
(e)
................ 4,510 1,169,127
Hubbell, Inc. , Class B .................. 2,462 1,251,115
Legrand SA ........................ 12,155 2,177,734
Mitsubishi Electric Corp. ................ 45,300 1,817,934
Nexans SA ......................... 2,587 482,874
Nidec Corp.
(e)
....................... 14,500 223,355
NKT A/S
(e)
.......................... 8,695 1,284,359
Nordex SE
(e)
........................ 23,218 1,323,947
nVent Electric plc ..................... 7,028 1,004,301
Prysmian SpA ....................... 20,321 3,091,011
Schneider Electric SE .................. 9,227 2,936,113
Siemens Energy AG ................... 22,023 4,667,157
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A ............. 7,659 $ 2,515,905
Vestas Wind Systems A/S ............... 55,417 1,704,040
44,166,534
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A ............... 18,788 2,766,909
CDW Corp. ......................... 54,519 7,464,196
Halma plc .......................... 10,850 652,928
Hamamatsu Photonics KK ............... 13,700 176,599
Hexagon AB , Class B .................. 56,813 620,679
Horiba Ltd. ......................... 1,600 222,779
Keyence Corp. ...................... 2,100 963,198
Keysight Technologies, Inc.
(e)
............. 1,456 509,469
Murata Manufacturing Co. Ltd. ............ 70,000 2,321,498
Shimadzu Corp. ...................... 1,200 27,895
TDK Corp. ......................... 63,600 1,162,888
Teledyne Technologies, Inc.
(e)
............. 1,406 908,065
17,797,103
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 97,288 6,778,055
Tenaris SA ......................... 11,871 378,939
7,156,994
Entertainment — 0.1%
Nintendo Co. Ltd. ..................... 17,300 846,297
Walt Disney Co. (The) ................. 71,107 7,377,351
8,223,648
Financial Services — 0.1%
Adyen NV
(b)(c)(e)
...................... 257 290,013
Aimbridge Topco LLC
(e)(f)
................ 8,082 323,280
Banca Mediolanum SpA ................ 4,241 92,956
Edenred SE ........................ 1,135 28,425
Groupe Bruxelles Lambert NV ............ 1,636 152,829
Industrivarden AB , Class A .............. 3,401 180,681
M&G plc ........................... 42,668 175,363
Mitsubishi HC Capital, Inc. ............... 20,700 188,020
New Kleo Holdco
(e)(f)
................... 206,902 279,255
ORIX Corp. ......................... 18,900 636,108
Poste Italiane SpA
(b)(c)
.................. 10,372 275,314
Sofina SA .......................... 145 37,127
Visa, Inc. , Class A .................... 36,938 12,183,630
Washington H Soul Pattinson & Co. Ltd. ..... 2,142 65,318
14,908,319
Food Products — 0.2%
Ajinomoto Co., Inc. .................... 16,900 543,173
Chocoladefabriken Lindt & Spruengli AG ..... 20 245,089
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 1 129,135
Danone SA ......................... 10,002 783,637
H-Food Holdings LLC
(e)
................. 11,259 203,371
Kerry Group plc , Class A ................ 2,136 181,022
McCormick & Co., Inc. (Non-Voting) ........ 31,333 1,592,970
MEIJI Holdings Co. Ltd. ................ 1,800 42,723
Mondelez International, Inc. , Class A ........ 136,065 8,359,834
Mowi ASA .......................... 14,881 330,169
Nestle SA (Registered) ................. 52,297 5,294,530
NH Foods Ltd. ....................... 2,400 98,885
Orkla ASA .......................... 4,679 57,711
Tyson Foods, Inc. , Class A .............. 33,264 2,131,224
WH Group Ltd.
(b)(c)
.................... 121,000 147,069
20,140,542

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Gas Utilities — 0.2%
APA Group
(h)
........................ 44,332 $ 331,170
Atmos Energy Corp. ................... 18,703 3,553,196
Enagas SA ......................... 8,740 174,894
Italgas SpA ......................... 385,540 4,657,254
Naturgy Energy Group SA ............... 62,264 1,956,979
Osaka Gas Co. Ltd. ................... 101,700 3,654,431
Snam SpA ......................... 40,633 320,408
Spire, Inc. .......................... 56,257 5,129,513
Tokyo Gas Co. Ltd. ................... 3,100 131,657
19,909,502
Ground Transportation — 0.5%
Aurizon Holdings Ltd. .................. 11,991 36,225
Canadian National Railway Co. ........... 2,441 274,173
Canadian Pacific Kansas City Ltd. ......... 173,328 15,074,667
CSX Corp. ......................... 144,070 6,545,100
East Japan Railway Co. ................ 170,800 3,728,380
Norfolk Southern Corp. ................. 17,013 5,373,216
Union Pacific Corp. ................... 89,109 24,013,093
55,044,854
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories ................... 128,294 11,647,812
Alcon AG .......................... 1,232 91,972
Asahi Intecc Co. Ltd. .................. 3,300 69,441
Baxter International, Inc. ................ 475,965 8,367,465
Coloplast A/S , Class B ................. 586 36,199
EssilorLuxottica SA ................... 6,924 1,465,600
Fisher & Paykel Healthcare Corp. Ltd. ....... 10,854 233,907
Hoya Corp. ......................... 4,300 802,998
Koninklijke Philips NV .................. 25,452 671,368
Medtronic plc ....................... 194,646 15,760,487
Olympus Corp. ...................... 3,900 38,358
ResMed, Inc. ....................... 4,072 870,634
Siemens Healthineers AG
(b)(c)
............. 7,645 313,477
Smith & Nephew plc ................... 8,439 130,584
Sonova Holding AG (Registered) .......... 2,602 570,380
STERIS plc ......................... 3,122 677,099
Sysmex Corp. ....................... 43,300 382,358
Terumo Corp. ....................... 70,800 900,861
43,031,000
Health Care Providers & Services — 0.6%
Amplifon SpA ....................... 8,516 94,334
Cardinal Health, Inc. ................... 35,054 6,761,215
Cigna Group (The) .................... 18,046 5,243,807
CVS Health Corp. .................... 167,652 13,963,735
Elevance Health, Inc. .................. 33,874 12,750,851
Fresenius Medical Care AG .............. 9,331 422,214
Fresenius SE & Co. KGaA ............... 4,088 197,980
Sonic Healthcare Ltd. .................. 4,944 70,742
UnitedHealth Group, Inc. ................ 52,487 19,445,384
58,950,262
Health Care REITs — 0.4%
Aedifica SA ......................... 39,509 3,330,663
Alexandria Real Estate Equities, Inc. ........ 43,500 1,762,185
American Healthcare REIT, Inc. ........... 246,688 12,526,816
CareTrust REIT, Inc. ................... 144,462 5,699,026
Healthcare Realty Trust, Inc. , Class A ....... 152,424 2,850,329
Janus Living, Inc. , Class A-1
(e)
............ 90,350 2,370,784
Welltower, Inc. ....................... 43,315 9,414,082
37,953,885
Health Care Technology — 0.0%
M3, Inc. ........................... 2,600 25,044
Security
Shares
Shares Value
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 4,183 $ 1,645,791
Hotels, Restaurants & Leisure — 0.2%
Amadeus IT Group SA ................. 2,435 140,505
Aristocrat Leisure Ltd. .................. 23,795 818,679
Carnival plc ......................... 2,236 59,315
Compass Group plc ................... 57,053 1,612,148
Darden Restaurants, Inc. ............... 10,824 2,170,861
Domino's Pizza, Inc. ................... 2,415 819,699
Entain plc .......................... 21,142 156,049
Evolution AB
(b)(c)
...................... 6,068 427,647
Expedia Group, Inc. ................... 2,515 624,651
Fortrex Holdings LLC
(e)(f)
................ 7,924 213,948
Galaxy Entertainment Group Ltd. .......... 51,000 217,585
Genting Singapore Ltd. ................. 111,300 59,726
InterContinental Hotels Group plc .......... 2,924 418,077
Marriott International, Inc. , Class A ......... 5,862 2,120,227
New Topco
(e)(f)
....................... 12,872 —
Restaurant Brands International, Inc. ........ 65,640 5,295,855
Sands China Ltd. ..................... 179,200 375,989
Starbucks Corp. ...................... 33,086 3,484,948
19,015,909
Household Durables — 0.1%
Bellway plc ......................... 831 21,564
Panasonic Holdings Corp. ............... 19,800 405,025
Sekisui House Ltd. .................... 2,800 60,967
Sony Group Corp. .................... 453,600 9,088,027
Taylor Wimpey plc .................... 2,554,571 2,702,220
12,277,803
Household Products — 0.1%
Essity AB , Class B .................... 2,156 57,095
Henkel AG & Co. KGaA ................ 499 34,389
Procter & Gamble Co. (The) ............. 71,677 10,542,970
Reckitt Benckiser Group plc .............. 15,480 984,971
Unicharm Corp. ...................... 79,400 462,590
12,082,015
Independent Power and Renewable Electricity Producers — 0.1%
Orsted A/S
(b)(c)(e)
...................... 6,304 168,591
RWE AG .......................... 41,272 3,005,121
Vistra Corp. ........................ 34,147 5,389,762
8,563,474
Industrial Conglomerates — 0.3%
CK Hutchison Holdings Ltd. .............. 776,500 6,483,922
Hitachi Ltd. ......................... 291,400 9,266,039
Honeywell International, Inc. ............. 3,760 805,881
Jardine Matheson Holdings Ltd. ........... 6,300 429,485
Keppel Ltd. ......................... 560,700 4,799,269
Lifco AB , Class B ..................... 1,555 48,928
Sekisui Chemical Co. Ltd. ............... 1,800 27,583
Siemens AG (Registered) ............... 21,539 6,400,554
Smiths Group plc ..................... 26,166 903,399
Swire Pacific Ltd. , Class A ............... 15,000 163,155
29,328,215
Industrial REITs — 0.5%
CapitaLand Ascendas REIT .............. 71,548 140,625
EastGroup Properties, Inc. .............. 61,724 12,418,869
Goodman Group ..................... 346,739 7,512,358
LondonMetric Property plc ............... 2,192,696 5,644,171
Mitsui Fudosan Logistics Park, Inc. ......... 4,062 2,915,226
Prologis, Inc. ........................ 58,624 8,325,781
Rexford Industrial Realty, Inc. ............ 97,451 3,497,516
STAG Industrial, Inc. .................. 70,933 2,736,595

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Tritax Big Box REIT plc ................. 1,488,521 $ 3,055,338
Warehouses De Pauw CVA .............. 61,849 1,625,653
47,872,132
Insurance — 0.5%
Admiral Group plc .................... 5,464 251,159
Ageas SA .......................... 7,092 555,763
AIA Group Ltd. ...................... 268,600 2,948,898
Allianz SE (Registered) ................. 28,664 13,091,781
American International Group, Inc. ......... 26,265 1,964,622
Arthur J Gallagher & Co. ................ 18,884 3,897,658
ASR Nederland NV ................... 7,133 541,819
Assurant, Inc. ....................... 22,026 5,204,083
Aviva plc .......................... 49,380 418,805
AXA SA ........................... 75,018 3,616,265
Daiichi Life Group, Inc. ................. 57,600 527,368
Fidelity National Financial, Inc. , Class A ...... 80,536 4,212,033
Generali ........................... 17,675 792,052
Hannover Rueck SE ................... 319 96,387
Insurance Australia Group Ltd. ............ 21,060 114,526
Japan Post Holdings Co. Ltd. ............. 54,300 629,720
Legal & General Group plc .............. 66,216 227,235
Medibank Pvt Ltd. .................... 3,558 12,098
MS&AD Insurance Group Holdings, Inc. ..... 18,600 478,282
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 1,761 1,053,381
NN Group NV ....................... 5,210 456,051
Progressive Corp. (The) ................ 55,524 11,175,871
Prudential plc ....................... 16,203 244,172
QBE Insurance Group Ltd. .............. 19,973 323,520
Sampo OYJ , Class A .................. 41,271 428,857
Sompo Holdings, Inc. .................. 11,700 435,420
Suncorp Group Ltd. ................... 23,050 286,843
T&D Holdings, Inc. .................... 7,600 184,133
Talanx AG .......................... 195 25,416
Tokio Marine Holdings, Inc. .............. 28,800 1,318,947
Tryg A/S ........................... 23,633 567,868
Unipol Assicurazioni SpA ................ 4,571 119,434
Zurich Insurance Group AG .............. 1,940 1,352,607
57,553,074
Interactive Media & Services — 0.8%
Alphabet, Inc. , Class A ................. 97,836 37,647,293
Alphabet, Inc. , Class C ................. 34,659 13,237,658
LY Corp. ........................... 184,100 484,225
Meta Platforms, Inc. , Class A ............. 51,963 31,796,679
REA Group Ltd. ...................... 694 85,921
Rightmove plc ....................... 6,828 40,268
Scout24 SE
(b)(c)
...................... 525 43,713
83,335,757
IT Services — 0.3%
Accenture plc , Class A ................. 82,503 14,744,111
Akamai Technologies, Inc.
(e)
.............. 10,105 1,040,613
Applied Digital Corp.
(e)
................. 7,697 263,622
Capgemini SE ....................... 243 29,553
Cloudflare, Inc. , Class A
(e)
............... 7,946 1,628,692
DigitalOcean Holdings, Inc.
(e)
............. 5,331 514,068
Fujitsu Ltd. ......................... 63,300 1,270,517
Indra Sistemas SA .................... 3,283 188,820
International Business Machines Corp. ...... 2,868 662,451
MongoDB, Inc. , Class A
(e)
............... 4,560 1,143,785
NEC Corp. ......................... 45,700 1,215,620
NEXTDC Ltd.
(e)
...................... 550,383 5,712,946
Nomura Research Institute Ltd. ........... 10,600 286,091
Okta, Inc. , Class A
(e)
................... 13,055 961,501
Security
Shares
Shares Value
IT Services (continued)
Snowflake, Inc. , Class A
(e)
............... 9,051 $ 1,235,190
Travelport Technology Ltd.
(e)(f)
............. 246 268,526
VeriSign, Inc. ....................... 3,261 876,100
32,042,206
Leisure Products — 0.0%
Hasbro, Inc. ........................ 39,400 3,776,096
Life Sciences Tools & Services — 0.0%
Eurofins Scientific SE .................. 2,856 198,528
Lonza Group AG (Registered) ............ 1,104 678,763
QIAGEN NV ........................ 5,721 195,152
Thermo Fisher Scientific, Inc. ............. 3,718 1,780,773
2,853,216
Machinery — 0.6%
Aalberts NV ........................ 8,013 304,387
Alfa Laval AB ....................... 13,607 818,859
Alstom SA
(e)
........................ 36,867 740,816
Amada Co. Ltd. ...................... 3,700 62,565
Atlas Copco AB , Class A ................ 122,937 2,362,559
Atlas Copco AB , Class B ................ 9,405 160,366
Caterpillar, Inc. ...................... 6,505 5,790,166
Construcciones y Auxiliar de Ferrocarriles SA .. 2,425 182,567
Cummins, Inc. ....................... 7,245 4,861,467
Daifuku Co. Ltd. ...................... 3,700 161,770
Deere & Co. ........................ 9,866 5,819,657
Epiroc AB , Class A .................... 3,548 102,428
Epiroc AB , Class B .................... 1,536 38,274
FANUC Corp. ....................... 16,200 715,604
Fincantieri SpA
(e)
..................... 35,084 493,407
Flowserve Corp. ..................... 57,695 4,248,660
Fortive Corp. ........................ 40,421 2,416,772
GEA Group AG ...................... 21,686 1,482,925
Georg Fischer AG (Registered) ........... 18,552 1,014,814
Hyundai Rotem Co. Ltd. ................ 2,795 511,472
IDEX Corp. ......................... 2,938 640,043
IHI Corp. .......................... 6,200 113,247
IMI plc ............................ 33,716 1,284,178
Indutrade AB ........................ 16,836 363,722
Interpump Group SpA .................. 18,944 798,643
KION Group AG ...................... 20,055 1,046,700
Knorr-Bremse AG .................... 10,291 1,200,271
Komatsu Ltd. ....................... 4,500 192,681
Kone OYJ , Class B ................... 9,626 612,328
Kongsberg Maritime A/S
(e)
............... 75,974 497,927
Kubota Corp. ....................... 6,800 111,006
Metso OYJ ......................... 2,918 50,407
Middleby Corp. (The)
(e)(g)
................ 14,796 2,076,767
Mitsubishi Heavy Industries Ltd. ........... 84,700 2,527,948
NGK Corp. ......................... 12,800 405,255
Nordson Corp. ....................... 2,032 586,130
NSK Ltd. .......................... 14,700 119,399
Oshkosh Corp. ...................... 3,274 511,726
Otis Worldwide Corp. .................. 25,772 2,007,123
PACCAR, Inc. ....................... 53,629 6,371,125
Parker-Hannifin Corp. .................. 6,441 5,857,574
Rational AG ........................ 243 177,681
RENK Group AG ..................... 12,785 812,552
Sandvik AB ......................... 42,497 1,787,727
Schindler Holding AG .................. 1,737 607,287
Schindler Holding AG (Registered) ......... 509 170,434
SKF AB , Class B ..................... 7,954 200,272
SMC Corp. ......................... 400 196,697
Snap-on, Inc. ....................... 3,776 1,447,718
Spirax Group plc ..................... 351 34,257

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Stadler Rail AG ...................... 8,126 $ 237,394
Techtronic Industries Co. Ltd. ............. 54,500 790,234
Trelleborg AB , Class B ................. 988 40,566
VAT Group AG
(b)(c)
.................... 145 108,931
Volvo AB , Class B .................... 7,084 246,925
Vossloh AG ......................... 2,026 179,887
Wartsila OYJ Abp ..................... 12,127 509,300
Weir Group plc (The) .................. 4,726 171,296
Westinghouse Air Brake Technologies Corp. ... 1,965 530,334
Yangzijiang Shipbuilding Holdings Ltd. ....... 32,800 111,863
Yaskawa Electric Corp. ................. 800 28,368
68,053,458
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class A ........... 53 124,360
AP Moller - Maersk A/S , Class B ........... 121 286,672
Kawasaki Kisen Kaisha Ltd. .............. 3,100 50,741
Nippon Yusen KK ..................... 3,500 125,786
SITC International Holdings Co. Ltd. ........ 43,000 180,040
767,599
Media — 0.1%
CyberAgent, Inc. ..................... 45,600 365,189
Dentsu Group, Inc.
(e)
................... 11,200 212,641
Informa plc ......................... 17,908 193,623
Learfield Communications LLC, (Acquired
09/13/23, cost $0)
(e)(i)
................ 4,682 549,353
Mobvista, Inc.
(b)(c)(e)
.................... 27,000 56,458
Omnicom Group, Inc. .................. 29,108 2,233,166
Publicis Groupe SA ................... 9,310 869,902
SES SA , ADR, Class A ................. 605,543 4,996,190
WPP plc ........................... 274,718 994,636
10,471,158
Metals & Mining — 0.3%
Alrosa PJSC
(e)(f)
...................... 607,124 81
Anglo American plc ................... 26,544 1,313,529
Antofagasta plc ...................... 16,067 779,213
ArcelorMittal SA ...................... 16,960 984,617
Aurubis AG ......................... 3,205 689,684
Barrick Mining Corp. ................... 43,102 1,695,633
BHP Group Ltd. ...................... 91,852 3,635,442
BlueScope Steel Ltd. .................. 4,638 100,825
Boliden AB ......................... 10,963 576,274
Endeavour Mining plc .................. 5,223 315,243
Evolution Mining Ltd. .................. 40,235 355,724
Fortescue Ltd. ....................... 57,981 835,684
Freeport-McMoRan, Inc. ................ 67,398 3,894,256
Glencore plc ........................ 198,769 1,544,801
Mineral Resources Ltd.
(e)
................ 452 21,276
Norsk Hydro ASA ..................... 4,212 46,486
Northern Star Resources Ltd. ............. 18,260 279,894
Novolipetsk Steel PJSC
(e)(f)
.............. 14 —
Perseus Mining Ltd. ................... 12,399 49,691
Regis Resources Ltd. .................. 25,100 128,701
Rio Tinto Ltd. ....................... 4,780 585,500
Rio Tinto plc ........................ 12,192 1,228,180
Sandfire Resources Ltd.
(e)
............... 4,337 52,398
South32 Ltd. ........................ 45,301 134,252
Southern Copper Corp. ................. 7,330 1,258,488
Steel Dynamics, Inc. ................... 4,622 1,056,867
Sumitomo Metal Mining Co. Ltd. ........... 1,400 86,076
Teck Resources Ltd. , Class B ............ 114,187 6,666,197
Vault Minerals Ltd. .................... 14,298 47,702
Westgold Resources Ltd. ............... 13,436 53,357
28,416,071
Security
Shares
Shares Value
Multi-Utilities — 0.8%
AGL Energy Ltd. ..................... 42,849 $ 296,899
Algonquin Power & Utilities Corp. .......... 827,266 5,188,874
Ameren Corp. ....................... 21,297 2,420,404
Black Hills Corp. ..................... 85,852 6,463,797
CenterPoint Energy, Inc. ................ 35,413 1,545,778
Centrica plc ........................ 1,323,904 3,869,627
CMS Energy Corp. .................... 163,333 12,534,174
Dominion Energy, Inc. .................. 132,952 8,575,404
DTE Energy Co. ..................... 40,297 6,112,652
E.ON SE .......................... 86,862 1,925,752
Engie SA .......................... 151,686 4,999,960
National Grid plc ..................... 693,362 12,411,584
Public Service Enterprise Group, Inc. ....... 16,468 1,344,777
Sembcorp Industries Ltd. ............... 383,800 2,014,160
Sempra ........................... 15,785 1,501,469
Veolia Environnement SA ............... 15,342 648,801
WEC Energy Group, Inc. ................ 131,107 15,462,760
87,316,872
Office REITs — 0.1%
COPT Defense Properties ............... 124,500 3,890,625
Cousins Properties, Inc. ................ 250,219 6,408,109
Dexus
(h)
........................... 10,974 49,505
Keppel REIT ........................ 62,300 43,863
10,392,102
Oil, Gas & Consumable Fuels — 2.0%
Aker BP ASA ........................ 10,268 401,400
Ampol Ltd. ......................... 2,512 63,605
Antero Resources Corp.
(e)
............... 24,066 944,831
APA Corp. ......................... 28,591 1,164,511
BP plc ............................ 1,552,360 12,288,225
Canadian Natural Resources Ltd. .......... 9,851 470,231
Cheniere Energy, Inc. .................. 59,219 16,282,264
Chevron Corp. ....................... 50,372 9,737,411
ConocoPhillips ...................... 101,075 12,713,214
Coterra Energy, Inc. ................... 40,237 1,444,911
DCC plc ........................... 460 34,672
Devon Energy Corp. ................... 41,382 2,125,793
DT Midstream, Inc. .................... 73,120 10,821,029
Enbridge, Inc. ....................... 139,283 7,725,241
ENEOS Holdings, Inc. ................. 121,900 1,023,775
Energy Transfer LP ................... 236,163 4,768,131
Eni SpA ........................... 61,339 1,734,447
Enterprise Products Partners LP ........... 127,183 4,921,982
EOG Resources, Inc. .................. 50,317 7,073,061
EQT Corp. ......................... 97,631 5,865,671
Equinor ASA ........................ 17,502 712,283
Expand Energy Corp. .................. 9,594 980,027
Gibson Energy, Inc. ................... 43,730 957,756
Keyera Corp. ....................... 183,711 7,097,695
Kinder Morgan, Inc. ................... 88,799 2,918,823
Kinetik Holdings, Inc. , Class A ............ 91,095 4,603,941
LUKOIL PJSC
(e)(f)
..................... 417,114 56
Marathon Petroleum Corp. .............. 9,537 2,367,942
MPLX LP .......................... 91,246 5,134,412
Neste OYJ ......................... 799 27,600
Novatek PJSC
(e)(f)
..................... 690 —
OMV AG .......................... 417 29,436
ONEOK, Inc. ........................ 9,880 913,505
Pembina Pipeline Corp. ................ 30,830 1,435,109
Phillips 66 .......................... 34,490 6,178,884
Plains All American Pipeline LP ........... 220,018 5,064,814
Plains GP Holdings LP , Class A ........... 225,748 5,519,539
Range Resources Corp. ................ 20,317 883,790
Repsol SA ......................... 39,134 1,051,185

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Santos Ltd. ......................... 59,846 $ 344,796
Shell plc ........................... 318,736 14,427,014
South Bow Corp. ..................... 52,798 1,807,614
Sunoco LP ......................... 16,653 1,159,881
Targa Resources Corp. ................. 16,052 4,174,804
TC Energy Corp. ..................... 41,932 2,806,509
TotalEnergies SE ..................... 30,708 2,855,032
Tourmaline Oil Corp. ................... 130,238 6,308,875
Western Midstream Partners LP ........... 65,487 2,847,375
Williams Cos., Inc. (The) ................ 333,771 25,470,065
Woodside Energy Group Ltd. ............. 27,683 661,835
210,345,002
Passenger Airlines — 0.0%
ANA Holdings, Inc. .................... 9,700 161,197
International Consolidated Airlines Group SA .. 30,661 154,676
Qantas Airways Ltd. ................... 10,661 65,185
Southwest Airlines Co. ................. 27,276 1,034,306
1,415,364
Personal Care Products — 0.0%
Kao Corp. .......................... 12,000 447,178
L'Oreal SA ......................... 4,480 1,929,488
Shiseido Co. Ltd. ..................... 900 18,382
Unilever plc ......................... 28,530 1,663,731
4,058,779
Pharmaceuticals — 0.7%
Astellas Pharma, Inc. .................. 44,300 627,808
AstraZeneca plc ..................... 66,696 12,653,723
Bayer AG (Registered) ................. 4,525 202,891
Chugai Pharmaceutical Co. Ltd. ........... 6,800 362,640
Daiichi Sankyo Co. Ltd. ................. 50,000 812,204
Eisai Co. Ltd. ....................... 5,900 176,601
Eli Lilly & Co. ....................... 15,761 14,730,231
Galderma Group AG ................... 1,565 328,327
GSK plc ........................... 41,119 1,078,036
Hikma Pharmaceuticals plc .............. 762 14,488
Ipsen SA .......................... 3,037 596,472
Johnson & Johnson ................... 63,191 14,524,451
Kyowa Kirin Co. Ltd. ................... 1,100 16,573
Merck & Co., Inc. ..................... 87,924 9,599,542
Merck KGaA ........................ 1,257 162,765
Novartis AG (Registered) ............... 29,628 4,378,712
Novo Nordisk A/S , Class B .............. 64,887 2,760,031
Ono Pharmaceutical Co. Ltd. ............. 44,300 655,204
Orion OYJ , Class B ................... 777 62,773
Otsuka Holdings Co. Ltd. ............... 9,100 663,228
Recordati Industria Chimica e Farmaceutica SpA 5,708 333,277
Roche Holding AG .................... 13,941 5,689,825
Sanofi SA .......................... 34,351 3,214,446
Shionogi & Co. Ltd. ................... 3,900 78,792
Takeda Pharmaceutical Co. Ltd. ........... 20,800 695,402
UCB SA
(e)
.......................... 3,033 825,860
Zoetis, Inc. , Class A ................... 22,140 2,545,436
77,789,738
Professional Services — 0.2%
ALS Ltd. ........................... 1,318 20,581
Automatic Data Processing, Inc. ........... 43,838 9,291,026
Broadridge Financial Solutions, Inc. ........ 10,314 1,588,150
Bureau Veritas SA .................... 9,490 290,806
Computershare Ltd. ................... 25,732 565,311
Equifax, Inc. ........................ 17,779 3,092,479
Experian plc ........................ 13,469 492,818
Intertek Group plc .................... 10,988 707,826
Recruit Holdings Co. Ltd. ............... 34,200 1,584,314
Security
Shares
Shares Value
Professional Services (continued)
RELX plc .......................... 21,456 $ 782,422
SGS SA (Registered) .................. 3,323 360,047
Wolters Kluwer NV .................... 9,814 765,938
19,541,718
Real Estate Management & Development — 0.3%
ADLER Group SA
(e)(f)
.................. 664,216 8
CapitaLand Investment Ltd. .............. 21,400 46,933
CBRE Group, Inc. , Class A
(e)
............. 23,433 3,344,592
CK Asset Holdings Ltd. ................. 63,500 400,003
Daiwa House Industry Co. Ltd. ............ 45,500 1,388,249
Hongkong Land Holdings Ltd. ............ 28,200 222,950
LEG Immobilien SE ................... 1,164 81,676
Mitsubishi Estate Co. Ltd. ............... 87,300 2,487,897
Mitsui Fudosan Co. Ltd. ................ 787,500 8,624,725
Nomura Real Estate Holdings, Inc. ......... 19,400 126,570
Sumitomo Realty & Development Co. Ltd. .... 4,200 130,198
Sun Hung Kai Properties Ltd. ............. 259,500 4,543,088
TAG Immobilien AG ................... 197,518 3,444,505
Tokyu Fudosan Holdings Corp. ............ 240,900 2,051,054
Vonovia SE ......................... 19,065 513,672
Wharf Real Estate Investment Co. Ltd. ...... 1,099,000 3,441,514
30,847,634
Residential REITs — 0.3%
American Homes 4 Rent , Class A .......... 310,630 9,890,459
AvalonBay Communities, Inc. ............ 18,197 3,330,051
Equity Residential .................... 84,676 5,536,117
Sun Communities, Inc. ................. 58,716 7,506,253
UDR, Inc. .......................... 136,997 4,978,471
UNITE Group plc (The) ................. 233,178 1,469,435
32,710,786
Retail REITs — 0.2%
Agree Realty Corp. ................... 82,449 6,357,642
Federal Realty Investment Trust ........... 30,529 3,385,666
Klepierre SA ........................ 6,748 273,404
Link REIT .......................... 68,300 343,911
Primaris REIT ....................... 164,634 2,287,072
Regency Centers Corp. ................ 73,351 5,710,375
Scentre Group ....................... 58,258 156,550
Simon Property Group, Inc. .............. 23,815 4,851,354
Unibail-Rodamco-Westfield
(h)
............. 23,470 2,849,434
26,215,408
Semiconductors & Semiconductor Equipment — 1.2%
Advantest Corp. ...................... 13,900 2,595,388
Applied Materials, Inc. ................. 32,198 12,701,789
ASM International NV .................. 1,270 1,242,411
ASML Holding NV .................... 7,282 10,526,468
ASMPT Ltd. ........................ 4,500 94,263
BE Semiconductor Industries NV .......... 1,246 364,473
Broadcom, Inc. ...................... 82,202 34,313,581
Disco Corp. ......................... 1,500 713,674
Infineon Technologies AG ............... 8,534 573,957
Intel Corp.
(e)
........................ 37,410 3,534,497
Kioxia Holdings Corp.
(e)
................. 1,800 435,525
KLA Corp. .......................... 1,656 2,898,580
Lasertec Corp. ...................... 700 193,465
MediaTek, Inc. ....................... 48,000 4,007,119
Microchip Technology, Inc. ............... 40,215 3,736,376
Monolithic Power Systems, Inc. ........... 680 1,097,799
Nova Ltd.
(e)
......................... 830 414,449
NVIDIA Corp. ....................... 9,521 1,900,106
NXP Semiconductors NV ............... 14,952 4,389,758
Renesas Electronics Corp. .............. 31,600 639,036
SCREEN Holdings Co. Ltd. .............. 700 46,411

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SK Hynix, Inc. ....................... 5,110 $ 4,556,938
STMicroelectronics NV ................. 8,067 439,458
Taiwan Semiconductor Manufacturing Co. Ltd. . 236,000 16,383,561
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 12,525 4,960,651
Texas Instruments, Inc. ................. 43,379 12,192,969
Tokyo Electron Ltd. ................... 11,800 3,477,257
Tower Semiconductor Ltd.
(e)
.............. 215 44,804
128,474,763
Software — 0.9%
Cadence Design Systems, Inc.
(e)
.......... 5,900 1,944,581
Check Point Software Technologies Ltd.
(e)
.... 8,948 1,006,382
Cipher Digital, Inc.
(e)
................... 13,336 236,581
Cleanspark, Inc.
(e)(g)
................... 9,348 117,130
Crowdstrike Holdings, Inc. , Class A
(e)
........ 4,176 1,861,452
CyberArk Software, Inc.
(e)
............... 608 27,360
Dassault Systemes SE ................. 12,777 287,912
Datadog, Inc. , Class A
(e)
................ 11,698 1,546,359
Dynatrace, Inc.
(e)
..................... 24,954 903,584
Fortinet, Inc.
(e)
....................... 29,321 2,472,053
Gen Digital, Inc. ...................... 15,868 306,094
Hut 8 Corp.
(e)
........................ 1,513 114,655
Intuit, Inc. .......................... 10,022 3,893,547
JFrog Ltd.
(e)
......................... 15,026 697,807
Microsoft Corp. ...................... 111,601 45,508,656
Nemetschek SE ...................... 3,295 239,132
Nice Ltd.
(e)
......................... 3,874 395,990
Nutanix, Inc. , Class A
(e)
................. 23,361 955,231
Open Text Corp. ..................... 1,179 26,725
Oracle Corp. ........................ 98,145 15,839,621
Oracle Corp. Japan ................... 600 33,128
Palantir Technologies, Inc. , Class A
(e)
....... 6,016 836,886
Palo Alto Networks, Inc.
(e)
............... 20,162 3,615,450
Qualys, Inc.
(e)
....................... 4,996 434,302
Rubrik, Inc. , Class A
(e)
.................. 17,961 955,166
Sage Group plc (The) .................. 77,420 923,361
SailPoint, Inc.
(e)
...................... 54,528 622,710
SAP SE ........................... 19,695 3,306,656
SentinelOne, Inc. , Class A
(e)
.............. 21,868 309,651
Synopsys, Inc.
(e)
..................... 4,092 1,974,799
Technology One Ltd. .................. 2,062 42,489
Trend Micro, Inc. ..................... 7,400 257,579
Workday, Inc. , Class A
(e)
................ 20,050 2,454,120
Xero Ltd.
(e)
......................... 1,851 108,706
Zscaler, Inc.
(e)
....................... 10,998 1,437,219
95,693,074
Specialized REITs — 0.6%
Crown Castle, Inc. .................... 141,557 12,567,430
DigiCo Infrastructure REIT
(h)
............. 611,781 1,071,148
Digital Realty Trust, Inc. ................ 10,602 2,130,366
Equinix, Inc. ........................ 20,359 22,045,336
Iron Mountain, Inc. .................... 73,185 9,220,578
Keppel DC REIT ..................... 1,242,360 2,299,279
Public Storage ....................... 15,530 4,697,049
SBA Communications Corp. , Class A ........ 21,286 4,708,463
58,739,649
Specialty Retail — 0.2%
Avolta AG .......................... 894 49,406
Fast Retailing Co. Ltd. ................. 2,800 1,318,087
H & M Hennes & Mauritz AB , Class B ....... 8,754 157,114
Home Depot, Inc. (The) ................ 17,954 5,903,275
Industria de Diseno Textil SA ............. 81,075 4,852,395
JB Hi-Fi Ltd. ........................ 1,425 79,582
Security
Shares
Shares Value
Specialty Retail (continued)
Kingfisher plc ....................... 66,441 $ 261,266
Ross Stores, Inc. ..................... 7,034 1,602,275
TJX Cos., Inc. (The) ................... 30,435 4,770,686
Williams-Sonoma, Inc. ................. 5,010 907,862
Zalando SE
(b)(c)(e)
..................... 3,309 81,732
19,983,680
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. ......................... 36,797 9,984,866
Canon, Inc. ......................... 14,400 370,462
Dell Technologies, Inc. , Class C ........... 23,008 4,807,522
Everpure, Inc. , Class A
(e)
................ 10,799 771,589
FUJIFILM Holdings Corp. ............... 6,500 119,624
Hewlett Packard Enterprise Co. ........... 263,612 7,584,117
Logitech International SA (Registered) ....... 7,634 753,571
Ricoh Co. Ltd. ....................... 7,000 59,032
Samsung Electronics Co. Ltd. , GDR
(b)(c)
...... 6,128 23,153,041
Western Digital Corp. .................. 34,814 15,127,379
62,731,203
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG ......................... 5,990 1,036,616
Burberry Group plc
(e)
.................. 3,679 58,379
Cie Financiere Richemont SA (Registered) .... 8,342 1,600,975
Hermes International SCA ............... 328 627,497
LVMH Moet Hennessy Louis Vuitton SE ...... 4,696 2,508,648
Pandora A/S ........................ 4,867 370,374
Swatch Group AG (The) ................ 16,145 3,747,715
Tapestry, Inc. ........................ 6,321 916,798
10,867,002
Tobacco — 0.4%
British American Tobacco plc ............. 318,208 18,740,806
Imperial Brands plc ................... 29,626 1,125,571
Japan Tobacco, Inc. ................... 25,700 957,447
Philip Morris International, Inc. ............ 104,599 17,266,157
38,089,981
Trading Companies & Distributors — 0.2%
AddTech AB , Class B .................. 25,203 925,605
Brenntag SE ........................ 574 41,802
Bunzl plc .......................... 1,560 51,427
Diploma plc ......................... 2,826 267,451
ITOCHU Corp. ...................... 60,300 747,304
Mitsubishi Corp. ...................... 51,100 1,636,562
Mitsui & Co. Ltd. ..................... 47,600 1,787,187
Rexel SA .......................... 28,348 1,198,930
RS GROUP plc ...................... 105,069 860,695
SGH Ltd. .......................... 550 15,578
Sumitomo Corp. ..................... 5,200 193,347
Sunbelt Rentals Holdings, Inc. ............ 5,499 413,327
Toyota Tsusho Corp. ................... 3,300 129,544
WESCO International, Inc. ............... 34,850 12,166,832
20,435,591
Transportation Infrastructure — 0.6%
Aena SME SA
(b)(c)
..................... 653,446 17,847,324
Atlas Arteria Ltd.
(h)
.................... 2,221,363 7,697,476
Auckland International Airport Ltd. ......... 940,036 4,581,441
Enav SpA
(b)(c)
........................ 349,336 2,044,975
Flughafen Zurich AG (Registered) .......... 34,865 9,900,140
Fraport AG Frankfurt Airport Services
Worldwide
(e)
...................... 48,786 4,003,033
Transurban Group
(h)
................... 1,305,057 13,226,441
59,300,830

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 17,883 $ 2,296,535
Guangdong Investment Ltd. .............. 2,020,000 2,109,620
Severn Trent plc ..................... 1,274 56,634
United Utilities Group plc ................ 106,581 2,113,735
6,576,524
Wireless Telecommunication Services — 0.1%
Airtel Africa plc
(b)(c)
.................... 18,591 89,788
Altice France Lux 3
(e)
.................. 44,357 903,234
KDDI Corp. ......................... 34,000 556,394
Mobile TeleSystems PJSC
(e)(f)
............. 26,804 4
SoftBank Corp. ...................... 577,100 812,251
SoftBank Group Corp. ................. 55,300 1,888,983
Tele2 AB , Class B .................... 41,222 845,848
Vodafone Group plc ................... 776,158 1,234,981
6,331,483
Total Common Stocks — 26.0%
(Cost: $2,301,930,807) ............................ 2,745,526,305
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 1,212 1,248,545
ATI, Inc.
4.88%, 10/01/29 ................... 614 609,858
7.25%, 08/15/30 ................... 188 195,798
5.13%, 10/01/31 ................... 683 680,359
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 108 110,825
Boeing Co. (The)
6.26%, 05/01/27 ................... 128 130,158
3.25%, 02/01/28 ................... 391 383,361
6.30%, 05/01/29 ................... 19 19,927
5.15%, 05/01/30 ................... 1,042 1,058,852
3.63%, 02/01/31 ................... 3,480 3,319,874
3.60%, 05/01/34 ................... 3,009 2,704,441
6.53%, 05/01/34 ................... 100 109,362
Bombardier, Inc.
(b)
8.75%, 11/15/30 ................... 675 716,658
7.25%, 07/01/31 ................... 111 116,793
6.75%, 06/15/33 ................... 2,568 2,677,661
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 130 127,896
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
758 758,456
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 848 1,017,648
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
.................. USD 4,653 4,633,779
GE Capital Funding LLC, 4.55%, 05/15/32 .... 213 212,413
General Dynamics Corp., 2.25%, 06/01/31 .... 198 178,296
General Electric Co., 4.30%, 07/29/30 ....... 1,055 1,052,805
Goat Holdco LLC, 6.75%, 02/01/32
(b)
........ 683 699,910
Honeywell Aerospace, Inc.
(b)
3.90%, 03/16/28 ................... 178 176,675
4.00%, 03/16/29 ................... 178 176,107
4.30%, 03/16/31 ................... 136 134,340
4.60%, 03/16/33 ................... 5,853 5,778,908
4.95%, 03/16/36 ................... 275 271,879
Howmet Aerospace, Inc., 3.75%, 03/03/28 .... 127 125,627
Huntington Ingalls Industries, Inc., 5.75%,
01/15/35 ........................ 100 103,420
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................... 181 181,050
1.80%, 01/15/31 ................... 105 92,219
5.35%, 06/01/34 ................... 195 198,643
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Leidos, Inc.
4.10%, 03/15/29 ................... USD 3,700 $ 3,655,126
2.30%, 02/15/31 ................... 160 142,418
5.75%, 03/15/33 ................... 100 103,872
5.00%, 03/15/36 ................... 124 121,100
Lockheed Martin Corp.
4.40%, 08/15/30 ................... 372 371,904
4.75%, 02/15/34 ................... 265 264,588
4.80%, 08/15/34 ................... 104 103,637
Moog, Inc., 5.50%, 10/15/34
(b)
............ 336 336,300
Northrop Grumman Corp.
4.65%, 07/15/30 ................... 100 100,549
4.70%, 03/15/33 ................... 102 101,447
4.90%, 06/01/34 ................... 100 99,851
RTX Corp.
2.25%, 07/01/30 ................... 282 258,409
5.15%, 02/27/33 ................... 522 532,340
Textron, Inc., 4.95%, 03/15/36 ............ 1,285 1,254,897
TransDigm, Inc.
(b)
6.75%, 08/15/28 ................... 517 523,984
6.38%, 03/01/29 ................... 300 305,986
6.63%, 03/01/32 ................... 2,751 2,827,184
6.00%, 01/15/33 ................... 5,304 5,354,704
6.38%, 05/31/33 ................... 7,229 7,284,584
6.25%, 01/31/34 ................... 483 493,919
6.75%, 01/31/34 ................... 3,809 3,912,970
6.13%, 07/31/34 ................... 3,304 3,307,634
61,459,946
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................... 414 397,652
2.40%, 05/15/31 ................... 238 214,506
Rand Parent LLC, 8.50%, 02/15/30
(b)
........ 269 279,424
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
. 129 134,974
United Parcel Service, Inc.
3.40%, 03/15/29 ................... 571 558,039
4.45%, 04/01/30 ................... 131 131,768
4.88%, 03/03/33 ................... 100 101,805
1,818,168
Automobile Components — 0.3%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
.. 727 733,947
American Axle & Manufacturing, Inc.
(b)
6.38%, 10/15/32 ................... 516 515,078
7.75%, 10/15/33 ................... 529 516,477
Clarios Global LP
6.75%, 05/15/28
(b)
.................. 546 555,487
6.75%, 02/15/30
(b)
.................. 2,777 2,869,169
4.75%, 06/15/31
(b)
.................. EUR 300 351,838
4.75%, 06/15/31
(c)
.................. 1,302 1,526,977
6.75%, 09/15/32
(b)
.................. USD 2,890 2,956,296
Cyprium Corp., 6.13%, 04/15/31
(b)
......... 541 544,735
Dana, Inc.
4.25%, 09/01/30 ................... 51 48,750
4.50%, 02/15/32 ................... 83 78,394
Dometic Group AB, 5.00%, 09/11/30
(c)
....... EUR 712 823,433
Forvia SE
5.50%, 06/15/31
(c)
.................. 588 701,764
6.75%, 09/15/33
(b)
.................. USD 950 952,704
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
133 138,861
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................... 699 670,527
6.63%, 07/15/30 ................... 168 166,329
Icahn Enterprises LP
5.25%, 05/15/27 ................... 1,948 1,929,313

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
9.75%, 01/15/29 ................... USD 173 $ 173,880
4.38%, 02/01/29 ................... 294 257,713
10.00%, 11/15/29
(b)
................. 944 952,241
IHO Verwaltungs GmbH
(j)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(c)
..................... EUR 1,164 1,397,803
6.75%, (6.75% Cash or 7.50% PIK),
11/15/29
(c)
..................... 550 675,317
5.63%, (5.63% Cash or 6.38% PIK),
05/15/31
(c)
..................... 111 132,134
7.37%, (7.37% Cash or 8.13% PIK),
05/15/33
(b)
..................... USD 697 708,974
Magna International, Inc., 2.45%, 06/15/30 .... 131 120,563
Mahle GmbH, 6.50%, 05/02/31
(c)
.......... EUR 864 1,051,093
Schaeffler AG
(c)
4.25%, 04/01/28 ................... 800 942,832
5.38%, 04/01/31 ................... 400 485,427
Tenneco, Inc., 8.00%, 11/17/28
(b)
.......... USD 1,372 1,388,302
ZF Europe Finance BV
(c)
7.00%, 06/12/30 ................... EUR 1,600 1,962,650
5.50%, 02/17/32 ................... 1,000 1,133,949
ZF Finance GmbH, 2.25%, 05/03/28
(c)
....... 2,200 2,478,559
ZF North America Capital, Inc., 7.50%, 03/24/31
(c)
USD 343 343,442
30,284,958
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.38%, 03/31/29
(c)
................. GBP 1,488 1,618,399
Ford Motor Co.
9.63%, 04/22/30 ................... USD 109 124,126
7.45%, 07/16/31 ................... 100 108,784
3.25%, 02/12/32 ................... 464 407,151
General Motors Co., 5.35%, 04/15/28 ....... 1,838 1,863,450
Honda Motor Co. Ltd.
4.44%, 07/08/28 ................... 194 193,614
4.69%, 07/08/30 ................... 100 99,565
2.97%, 03/10/32 ................... 100 89,799
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31 ................... 100 115,907
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
....................... 1,310 1,290,199
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(c)
.................. EUR 1,703 2,020,146
7.75%, 07/17/32
(b)
.................. USD 543 566,056
6.38%, 07/17/33
(c)
.................. EUR 400 482,016
6.38%, 07/17/33
(b)
.................. 225 271,134
8.13%, 07/17/35
(b)
.................. USD 2,258 2,382,352
RCI Banque SA
(c)
4.25%, 05/23/34 ................... EUR 1,200 1,398,657
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34
(a)
................ 1,800 2,187,174
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75%, 03/24/37
(a)
................ 1,300 1,525,859
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
..... USD 360 358,312
Toyota Motor Corp., 5.12%, 07/13/28 ....... 810 825,598
17,928,298
Banks — 1.3%
AIB Group plc, (1-day SOFR + 1.65%), 5.32%,
05/15/31
(a)(b)
...................... 1,200 1,223,320
Associated Banc-Corp. , (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
.................. 2,000 2,047,613
Australia & New Zealand Banking Group Ltd.,
4.36%, 06/18/28 ................... 296 297,166
Banca Monte dei Paschi di Siena SpA , (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a)(c)
...................... EUR 1,373 1,630,351
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.95%), 6.03%, 03/13/35
(a)
..... USD 200 $ 208,369
Banco Espirito Santo SA
(c)(e)(k)
2.63%, 05/08/17 ................... EUR 800 206,562
4.75%, 01/15/22 ................... 1,500 387,305
4.00%, 01/21/25 ................... 5,400 1,394,296
Banco Santander SA
3.80%, 02/23/28 ................... USD 400 394,905
4.38%, 04/12/28 ................... 511 509,607
3.31%, 06/27/29 ................... 200 192,810
4.55%, 11/06/30 ................... 400 394,594
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23%,
11/22/32
(a)
..................... 400 359,986
6.92%, 08/08/33 ................... 600 650,307
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 606 615,829
Bank of America Corp.
(a)
(1-day SOFR + 2.04%), 4.95%, 07/22/28 .. 2,117 2,129,565
(1-day SOFR + 1.99%), 6.20%, 11/10/28 .. 1,400 1,436,512
(1-day SOFR + 1.06%), 2.09%, 06/14/29 .. 1,200 1,142,048
(3-mo. CME Term SOFR + 1.44%), 3.19%,
07/23/30 ...................... 654 627,272
Series N, (1-day SOFR + 1.22%), 2.65%,
03/11/32 ...................... 1,867 1,696,820
(1-day SOFR + 1.32%), 2.69%, 04/22/32 .. 132 119,777
(1-day SOFR + 1.04%), 4.70%, 04/23/32 .. 5,095 5,074,138
(1-day SOFR + 1.22%), 2.30%, 07/21/32 .. 161 142,394
(1-day SOFR + 1.33%), 2.97%, 02/04/33 .. 2,095 1,898,226
(1-day SOFR + 1.91%), 5.29%, 04/25/34 .. 1,150 1,167,798
(1-day SOFR + 1.91%), 5.43%, 08/15/35 .. 815 817,769
(1-day SOFR + 1.31%), 5.51%, 01/24/36 .. 152 155,465
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48%,
09/21/36 ...................... 225 195,577
(1-day SOFR + 1.13%), 5.05%, 02/06/37 .. 663 652,742
Bank of Montreal
(SOFR Index + 0.75%), 4.06%, 09/22/28
(a)
. 848 844,176
Series J, (1-day SOFR + 0.89%), 4.34%,
03/19/30
(a)
..................... 241 239,713
5.51%, 06/04/31 ................... 100 103,977
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 3.09%,
01/10/37
(a)
..................... 100 89,547
Bank of Nova Scotia (The)
(a)
(1-day SOFR + 0.89%), 4.93%, 02/14/29 .. 501 505,264
(1-day SOFR + 1.09%), 4.34%, 09/15/31 .. 391 385,707
(1-day SOFR + 1.05%), 4.81%, 02/02/34 .. 286 282,832
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.59%,
05/04/37 ...................... 100 95,981
Barclays plc
(a)
(3-mo. SOFR + 2.16%), 4.97%, 05/16/29 .. 201 202,250
(1-day SOFR + 0.93%), 4.22%, 05/24/30 .. 452 445,769
(1-day SOFR + 1.23%), 5.37%, 02/25/31 .. 288 293,169
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.67%,
03/10/32 ...................... 1,212 1,091,746
(1-day SOFR + 3.57%), 7.12%, 06/27/34 .. 435 474,314
(1-day SOFR + 1.51%), 5.21%, 02/24/37 .. 513 498,553
BNP Paribas SA, (1-day SOFR + 1.29%), 4.92%,
01/15/34
(a)(b)
...................... 1,244 1,218,805
BPER Banca SpA, (5-Year EUR Swap Annual +
5.95%), 8.38%
(a)(c)(l)
................. EUR 600 759,242
Canadian Imperial Bank of Commerce
5.00%, 04/28/28 ................... USD 100 101,218

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.03%), 4.86%, 03/30/29
(a)
. USD 622 $ 626,488
(SOFR Index + 0.79%), 4.28%, 01/29/30
(a)
. 140 138,977
(SOFR Index + 1.17%), 4.58%, 09/08/31
(a)
. 134 133,034
6.09%, 10/03/33 ................... 166 177,405
Citigroup, Inc.
(1-day SOFR + 0.87%), 4.79%, 03/04/29
(a)
. 466 468,200
(1-day SOFR + 1.15%), 2.67%, 01/29/31
(a)
. 1,943 1,806,997
(1-day SOFR + 1.35%), 3.06%, 01/25/33
(a)
. 225 203,912
5.88%, 02/22/33 ................... 1,705 1,777,609
(1-day SOFR + 1.94%), 3.79%, 03/17/33
(a)
. 375 352,922
(1-day SOFR + 1.45%), 5.45%, 06/11/35
(a)
. 194 197,365
(1-day SOFR + 1.49%), 5.17%, 09/11/36
(a)
. 22 21,795
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41%,
09/19/39
(a)
..................... 320 314,514
Citizens Financial Group, Inc.
(1-day SOFR + 1.91%), 5.72%, 07/23/32
(a)
. 273 281,279
2.64%, 09/30/32 ................... 100 85,699
(1-day SOFR + 2.33%), 6.65%, 04/25/35
(a)
. 100 107,546
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.30%,
01/29/36
(a)
..................... 116 115,003
Commonwealth Bank of Australia, 4.42%,
03/14/28 ........................ 250 251,276
Cooperatieve Rabobank UA, 3.74%, 01/14/28 . 294 292,241
Eurobank SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35 ................. EUR 325 379,241
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00%, 02/07/36 ................. 2,112 2,438,654
Fifth Third Bancorp
3.95%, 03/14/28 ................... USD 297 294,760
(1-day SOFR + 1.49%), 4.90%, 09/06/30
(a)
. 176 176,655
(1-day SOFR + 1.84%), 5.63%, 01/29/32
(a)
. 100 103,240
(1-day SOFR + 0.95%), 4.57%, 04/29/32
(a)
. 4,350 4,284,456
(1-day SOFR + 1.24%), 5.14%, 01/29/37
(a)
. 1,891 1,846,635
First Citizens BancShares, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.60%,
09/05/35 ...................... 100 97,772
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 6.25%,
03/12/40 ...................... 100 98,168
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
....................... 1,344 1,358,723
HSBC Holdings plc
(a)
(1-day SOFR + 3.35%), 7.39%, 11/03/28 .. 200 208,105
(1-day SOFR + 1.03%), 4.90%, 03/03/29 .. 945 949,903
(3-mo. CME Term SOFR + 1.87%), 3.97%,
05/22/30 ...................... 330 323,181
(1-day SOFR + 1.29%), 5.13%, 03/03/31 .. 4,980 5,042,576
(1-day SOFR + 1.19%), 2.80%, 05/24/32 .. 1,057 956,825
(1-day SOFR + 3.02%), 7.40%, 11/13/34 .. 200 222,107
(1-day SOFR + 1.56%), 5.45%, 03/03/36 .. 843 849,910
Huntington Bancshares, Inc.
(a)
(1-day SOFR + 1.28%), 5.27%, 01/15/31 .. 100 101,642
(1-day SOFR + 0.99%), 4.62%, 01/28/32 .. 100 98,850
(SOFR Index + 1.87%), 5.71%, 02/02/35 .. 225 230,233
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 2.49%,
08/15/36 ...................... 100 86,263
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.14%,
11/18/39 ...................... 114 116,155
Huntington National Bank (The), (1-day SOFR +
0.72%), 4.87%, 04/12/28
(a)
............ 250 250,874
Security
Par (000)
Par (000) Value
Banks (continued)
ING Groep NV
(1-day SOFR + 1.01%), 4.86%, 03/25/29
(a)
. USD 955 $ 961,838
4.05%, 04/09/29 ................... 412 407,181
(1-day SOFR + 1.32%), 2.73%, 04/01/32
(a)
. 200 181,545
(1-day SOFR + 1.77%), 5.55%, 03/19/35
(a)
. 200 203,642
(SOFR Index + 1.61%), 5.42%, 03/23/37
(a)
. 240 239,746
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29 ...................... 1,687 1,673,442
(1-day SOFR + 0.82%), 4.41%, 04/23/30 .. 2,550 2,539,795
(1-day SOFR + 1.13%), 5.00%, 07/22/30 .. 3,986 4,035,136
(1-day SOFR + 0.84%), 4.35%, 01/22/32 .. 602 592,784
(1-day SOFR + 1.07%), 1.95%, 02/04/32 .. 1,244 1,097,652
(1-day SOFR + 0.99%), 4.62%, 04/23/32 .. 3,574 3,556,927
(1-day SOFR + 1.85%), 5.35%, 06/01/34 .. 133 135,755
(1-day SOFR + 1.81%), 6.25%, 10/23/34 .. 1,000 1,072,534
(1-day SOFR + 1.62%), 5.34%, 01/23/35 .. 670 679,116
(1-day SOFR + 1.46%), 5.29%, 07/22/35 .. 1,274 1,288,098
(1-day SOFR + 1.68%), 5.57%, 04/22/36 .. 1,192 1,226,217
(1-day SOFR + 1.64%), 5.58%, 07/23/36 .. 333 337,822
(1-day SOFR + 1.30%), 5.19%, 02/05/37 .. 119 117,067
(1-day SOFR + 1.26%), 5.15%, 04/23/37 .. 700 695,817
Keybank National Association, 4.90%, 08/08/32 830 815,462
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79%, 06/01/33 .. 613 601,168
(SOFR Index + 2.42%), 6.40%, 03/06/35 .. 2,898 3,081,001
Lloyds Banking Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09%,
11/26/28 ...................... 383 386,319
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 4.82%,
06/13/29 ...................... 200 201,231
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.72%,
06/05/30 ...................... 200 206,394
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43%,
11/04/31 ...................... 626 616,307
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07%,
06/13/36 ...................... 240 245,838
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 4.94%,
11/04/36 ...................... 208 200,749
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41%, 10/30/29 .. 1,066 1,136,133
(1-day SOFR + 1.40%), 5.18%, 07/08/31 .. 994 1,005,991
(1-day SOFR + 2.26%), 6.08%, 03/13/32 .. 336 352,131
(1-day SOFR + 1.85%), 5.05%, 01/27/34 .. 230 228,120
(1-day SOFR + 1.61%), 5.39%, 01/16/36 .. 1,359 1,354,125
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/29 ................... 509 500,620
2.05%, 07/17/30 ................... 200 180,440
Series 8NC7, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48%, 02/22/31
(a)
.......... 467 479,729
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.85%,
04/21/32
(a)
..................... 7,080 7,067,920
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.13%,
07/20/33
(a)
..................... 889 895,935
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.27%), 5.62%,
04/24/36
(a)
..................... 200 204,914

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 5.06%,
01/14/37
(a)
..................... USD 400 $ 391,971
Mizuho Financial Group, Inc.
4.02%, 03/05/28 ................... 200 198,892
(3-mo. CME Term SOFR + 1.57%), 2.87%,
09/13/30
(a)
..................... 632 596,894
(3-mo. CME Term SOFR + 1.33%), 2.59%,
05/25/31
(a)
..................... 200 183,985
(3-mo. CME Term SOFR + 1.53%), 1.98%,
09/08/31
(a)
..................... 585 520,962
2.56%, 09/13/31 ................... 200 176,525
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.70%), 4.44%,
05/12/32
(a)
..................... 393 385,526
Morgan Stanley Private Bank NA, (1-day SOFR +
0.78%), 4.47%, 11/17/28
(a)
............. 2,595 2,599,298
National Australia Bank Ltd.
3.91%, 06/09/27 ................... 545 543,748
4.90%, 06/13/28 ................... 250 253,633
4.53%, 06/13/30 ................... 250 251,501
National Bank of Greece SA , (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a)(c)
EUR 1,062 1,316,547
NatWest Group plc
(a)
(3-mo. SOFR + 2.13%), 4.45%, 05/08/30 .. USD 251 249,618
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12%,
05/23/31 ...................... 200 202,243
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 6.48%,
06/01/34 ...................... 200 207,218
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78%,
03/01/35 ...................... 400 414,783
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.26%), 4.81%, 10/21/32 .. 1,490 1,487,875
(SOFR Index + 2.14%), 6.04%, 10/28/33 .. 59 62,275
(1-day SOFR + 1.90%), 5.68%, 01/22/35 .. 190 195,843
(1-day SOFR + 1.60%), 5.40%, 07/23/35 .. 1,181 1,198,412
Regions Financial Corp. , (1-day SOFR + 2.06%),
5.50%, 09/06/35
(a)
.................. 100 100,451
Royal Bank of Canada
(SOFR Index + 0.86%), 4.52%, 10/18/28
(a)
. 539 540,075
(1-day SOFR + 0.70%), 4.00%, 11/03/28
(a)
. 115 114,252
(SOFR Index + 1.08%), 4.65%, 10/18/30
(a)
. 240 240,682
(1-day SOFR + 1.06%), 4.70%, 08/06/31
(a)
. 405 404,452
(1-day SOFR + 1.01%), 4.61%, 05/03/32
(a)
. 182 180,924
5.15%, 02/01/34 ................... 539 552,002
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 1.61%), 5.47%, 03/20/29 .. 356 361,186
(1-day SOFR + 1.94%), 5.35%, 09/06/30 .. 100 101,056
(1-day SOFR + 1.88%), 5.74%, 03/20/31 .. 100 102,774
(1-day SOFR + 2.14%), 6.34%, 05/31/35 .. 20 21,073
Santander UK Group Holdings plc, (1-day SOFR
+ 1.48%), 2.90%, 03/15/32
(a)
........... 1,740 1,584,153
Shawbrook Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.80%),
8.38%
(a)(c)(l)
....................... GBP 575 780,295
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/28 ................... USD 556 566,247
3.54%, 01/17/28 ................... 1,119 1,104,317
5.32%, 07/09/29 ................... 917 936,970
2.22%, 09/17/31 ................... 627 550,069
5.77%, 01/13/33 ................... 201 209,924
(1-day SOFR + 1.38%), 4.95%, 07/08/33
(a)
. 313 312,380
(1-day SOFR + 1.22%), 5.05%, 01/15/37
(a)
. 300 294,225
Security
Par (000)
Par (000) Value
Banks (continued)
Toronto-Dominion Bank (The)
4.57%, 06/02/28 ................... USD 723 $ 725,813
2.00%, 09/10/31 ................... 224 197,977
2.45%, 01/12/32 ................... 422 374,202
3.20%, 03/10/32 ................... 100 92,188
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.15%,
09/10/34
(a)
..................... 139 139,745
4.93%, 10/15/35 ................... 140 137,098
Truist Bank, (1-day SOFR + 0.91%), 4.14%,
10/23/29
(a)
....................... 476 471,869
Truist Financial Corp.
(a)
(1-day SOFR + 0.86%), 1.89%, 06/07/29 .. 839 795,197
Series I., (1-day SOFR + 0.97%), 4.60%,
01/27/32 ...................... 748 740,578
(1-day SOFR + 1.57%), 5.15%, 08/05/32 .. 240 243,148
(1-day SOFR + 1.92%), 5.71%, 01/24/35 .. 100 102,910
(1-day SOFR + 1.40%), 4.96%, 10/23/36 .. 100 96,624
US Bancorp
3.90%, 04/26/28 ................... 100 99,460
(1-day SOFR + 1.23%), 4.65%, 02/01/29
(a)
. 208 208,812
(1-day SOFR + 2.02%), 5.78%, 06/12/29
(a)
. 100 102,622
(1-day SOFR + 1.25%), 5.10%, 07/23/30
(a)
. 200 203,389
(1-day SOFR + 0.87%), 4.48%, 01/26/32
(a)
. 592 585,159
(1-day SOFR + 2.11%), 4.97%, 07/22/33
(a)
. 238 236,768
(1-day SOFR + 2.26%), 5.84%, 06/12/34
(a)
. 147 153,530
(1-day SOFR + 1.86%), 5.68%, 01/23/35
(a)
. 600 620,057
(1-day SOFR + 1.10%), 5.03%, 01/26/37
(a)
. 195 191,779
Wachovia Corp., 5.50%, 08/01/35 .......... 100 101,080
Wells Fargo & Co.
(1-day SOFR + 1.98%), 4.81%, 07/25/28
(a)
. 168 168,696
4.15%, 01/24/29 ................... 100 99,519
(1-day SOFR + 1.74%), 5.57%, 07/25/29
(a)
. 1,107 1,131,385
(1-day SOFR + 0.74%), 4.18%, 01/23/30
(a)
. 2,475 2,453,108
(1-day SOFR + 1.50%), 5.15%, 04/23/31
(a)
. 1,977 2,011,042
(1-day SOFR + 2.06%), 6.49%, 10/23/34
(a)
. 150 162,550
(1-day SOFR + 1.78%), 5.50%, 01/23/35
(a)
. 1,936 1,974,142
(1-day SOFR + 1.10%), 4.96%, 01/23/37
(a)
. 1,030 1,003,493
Westpac Banking Corp.
5.46%, 11/18/27 ................... 733 747,461
2.65%, 01/16/30 ................... 403 380,277
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(a)
..................... 171 154,135
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02%,
11/18/36
(a)
..................... 473 423,422
141,895,708
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 100 97,705
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ........................ 324 316,565
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................... 100 101,002
5.00%, 06/15/34 ................... 304 307,947
5.88%, 06/15/35 ................... 142 151,638
Coca-Cola Co. (The)
2.00%, 03/05/31 ................... 500 450,915
5.00%, 05/13/34 ................... 225 231,660
4.65%, 08/14/34 ................... 100 100,519
Constellation Brands, Inc.
3.60%, 02/15/28 ................... 100 98,550
4.80%, 05/01/30 ................... 100 100,800
2.25%, 08/01/31 ................... 100 88,383
4.90%, 05/01/33 ................... 157 155,439

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
4.95%, 11/01/35 ................... USD 100 $ 97,118
PepsiCo, Inc.
4.50%, 07/17/29 ................... 708 714,054
1.63%, 05/01/30 ................... 273 246,349
4.65%, 07/23/32 ................... 334 336,280
4.80%, 07/17/34 ................... 337 338,755
5.00%, 02/07/35 ................... 115 116,142
4,049,821
Biotechnology — 0.2%
AbbVie, Inc.
4.65%, 03/15/28 ................... 676 681,738
4.80%, 03/15/29 ................... 118 119,707
3.20%, 11/21/29 ................... 806 775,602
4.13%, 03/15/31 ................... 2,203 2,168,037
4.40%, 03/15/33 ................... 2,825 2,773,134
5.05%, 03/15/34 ................... 409 414,660
4.55%, 03/15/35 ................... 222 215,444
5.20%, 03/15/35 ................... 400 407,050
Amgen, Inc.
4.20%, 02/19/31 ................... 4,040 3,985,313
4.20%, 03/01/33 ................... 540 521,380
5.25%, 03/02/33 ................... 1,828 1,870,671
4.85%, 02/19/36 ................... 1,020 997,991
Biogen, Inc., 5.05%, 01/15/31 ............ 147 149,531
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34
(b)
1,570 1,558,960
Genmab A/S
(b)
6.25%, 12/15/32 ................... 563 577,779
7.25%, 12/15/33 ................... 1,186 1,236,603
Gilead Sciences, Inc.
5.25%, 10/15/33 ................... 246 254,615
5.10%, 06/15/35 ................... 100 100,859
Grifols SA
(c)
7.13%, 05/01/30 ................... EUR 1,130 1,376,754
7.50%, 05/01/30 ................... 363 442,418
20,628,246
Broadline Retail — 0.2%
Amazon.com, Inc.
1.65%, 05/12/28 ................... USD 1,715 1,634,123
3.45%, 04/13/29 ................... 577 565,469
4.10%, 11/20/30 ................... 1,094 1,078,936
4.25%, 03/13/31 ................... 245 242,602
4.55%, 03/13/33 ................... 3,107 3,069,180
4.80%, 12/05/34 ................... 120 120,905
4.65%, 11/20/35 ................... 517 503,353
4.88%, 03/13/36 ................... 1,455 1,433,658
B&M European Value Retail plc
6.50%, 11/27/31
(c)
.................. GBP 2,065 2,674,159
eBay, Inc.
2.60%, 05/10/31 ................... USD 200 181,306
5.13%, 11/06/35 ................... 100 98,813
Getty Images, Inc., 10.50%, 11/15/30
(b)
...... 215 190,619
Match Group Holdings II LLC
(b)
3.63%, 10/01/31 ................... 456 408,641
6.13%, 09/15/33 ................... 1,558 1,539,377
MercadoLibre, Inc., 4.90%, 01/15/33 ........ 634 622,823
Prosus NV, 4.19%, 01/19/32
(b)
............ 654 624,966
Rakuten Group, Inc.
(b)
11.25%, 02/15/27 .................. 683 710,126
9.75%, 04/15/29 ................... 1,285 1,409,660
17,108,716
Security
Par (000)
Par (000) Value
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
....................... USD 574 $ 582,242
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
....................... 341 354,466
Builders FirstSource, Inc.
(b)
6.38%, 03/01/34 ................... 249 247,764
6.75%, 05/15/35 ................... 1,008 1,017,958
Carlisle Cos., Inc., 2.75%, 03/01/30 ........ 100 93,553
Carrier Global Corp., 5.90%, 03/15/34 ....... 100 105,418
EMRLD Borrower LP
(b)
6.63%, 12/15/30 ................... 3,462 3,544,323
6.75%, 07/15/31 ................... 408 421,785
Fortune Brands Innovations, Inc., 5.88%,
06/01/33 ........................ 100 104,079
HT Troplast GmbH, 9.38%, 07/15/28
(c)
....... EUR 1,159 1,382,072
JELD-WEN Holding, Inc., 7.00%, 09/01/32
(b)
... USD 109 55,153
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
........ 831 618,827
Johnson Controls International plc
1.75%, 09/15/30 ................... 100 89,033
6.00%, 01/15/36 ................... 100 105,917
Masco Corp., 2.00%, 10/01/30 ............ 100 88,966
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................... 214 212,148
9.75%, 07/15/28 ................... 399 401,849
Owens Corning, 5.70%, 06/15/34 .......... 100 103,715
Quikrete Holdings, Inc.
(b)
6.38%, 03/01/32 ................... 3,963 4,025,528
6.75%, 03/01/33 ................... 1,366 1,385,213
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
....................... 57 56,953
Standard Building Solutions, Inc.
(b)
6.50%, 08/15/32 ................... 4,129 4,169,794
6.25%, 08/01/33 ................... 930 929,404
5.88%, 03/15/34 ................... 760 740,907
Standard Industries, Inc.
(b)
4.75%, 01/15/28 ................... 194 192,884
4.38%, 07/15/30 ................... 269 256,834
3.38%, 01/15/31 ................... 186 168,829
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ........................ 100 102,890
Wilsonart LLC, 11.00%, 08/15/32
(b)
......... 327 252,665
21,811,169
Capital Markets — 0.7%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
.................. 1,116 1,138,688
Ameriprise Financial, Inc., 5.20%, 04/15/35 ... 150 150,578
Apollo Debt Solutions BDC
5.88%, 08/30/30 ................... 252 249,674
6.70%, 07/29/31 ................... 130 132,790
6.55%, 03/15/32 ................... 211 213,449
Ares Capital Corp.
5.95%, 07/15/29 ................... 148 149,283
5.10%, 01/15/31 ................... 194 188,148
3.20%, 11/15/31 ................... 187 163,880
5.80%, 03/08/32 ................... 54 53,641
Ares Strategic Income Fund
5.70%, 03/15/28 ................... 3,409 3,411,411
5.80%, 09/09/30
(b)
.................. 290 285,123
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ........................ 75 73,519
Banco Nacional de Mexico SA , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.68%), 6.70%, 08/07/36
(a)(b)
.... 630 630,000
Bank of New York Mellon Corp. (The)
3.85%, 04/28/28 ................... 407 405,429

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.09%), 4.98%, 03/14/30
(a)
. USD 473 $ 479,996
1.80%, 07/28/31 ................... 559 487,989
(1-day SOFR + 0.90%), 4.54%, 04/23/32
(a)
. 8,375 8,342,945
(1-day SOFR + 1.51%), 4.71%, 02/01/34
(a)
. 196 194,112
(1-day SOFR + 1.85%), 6.47%, 10/25/34
(a)
. 337 368,094
(1-day SOFR + 1.35%), 5.32%, 06/06/36
(a)
. 202 204,760
Blackstone Private Credit Fund
3.25%, 03/15/27 ................... 1,440 1,416,471
5.05%, 09/10/30 ................... 133 127,447
5.35%, 03/12/31 ................... 100 96,178
6.00%, 11/22/34 ................... 100 94,944
Blackstone Reg Finance Co. LLC, 4.95%,
02/15/36 ........................ 134 130,228
Blackstone Secured Lending Fund
5.25%, 09/04/29 ................... 100 98,583
5.13%, 01/31/31 ................... 100 96,270
Blue Owl Capital Corp.
5.95%, 03/15/29 ................... 685 680,828
6.20%, 07/15/30 ................... 407 404,214
Blue Owl Credit Income Corp.
6.60%, 09/15/29 ................... 100 100,294
5.80%, 03/15/30 ................... 390 379,414
Blue Owl Finance LLC
3.13%, 06/10/31 ................... 100 87,039
6.25%, 04/18/34 ................... 142 139,777
Brookfield Asset Management Ltd.
4.65%, 11/15/30 ................... 100 99,117
5.30%, 01/15/36 ................... 100 97,569
Brookfield Finance I UK plc, 2.34%, 01/30/32 .. 266 229,961
Brookfield Finance, Inc., 5.33%, 01/15/36 .... 136 133,755
Carlyle Group, Inc. (The), 5.05%, 09/19/35 .... 100 96,652
Cboe Global Markets, Inc., 1.63%, 12/15/30 ... 100 88,038
Charles Schwab Corp. (The)
2.00%, 03/20/28 ................... 415 398,291
(1-day SOFR + 2.21%), 5.64%, 05/19/29
(a)
. 100 102,596
2.75%, 10/01/29 ................... 239 226,521
2.30%, 05/13/31 ................... 338 304,620
(1-day SOFR + 2.50%), 5.85%, 05/19/34
(a)
. 403 422,966
CME Group, Inc.
3.75%, 06/15/28 ................... 111 110,121
4.40%, 03/15/30 ................... 252 252,752
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
.................. 374 353,611
Deutsche Bank AG
(a)
(1-day SOFR + 1.59%), 5.71%, 02/08/28 .. 1,696 1,710,211
(1-day SOFR + 1.30%), 4.95%, 08/04/31 .. 1,021 1,017,798
(5-Year USD Swap Rate + 2.55%), 4.88%,
12/01/32 ...................... 261 259,989
(1-day SOFR + 2.26%), 3.74%, 01/07/33 .. 200 182,547
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
2,020 2,055,036
FS KKR Capital Corp., 2.63%, 01/15/27 ...... 160 156,341
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.42%), 3.81%,
04/23/29
(a)
..................... 1,020 1,005,427
2.60%, 02/07/30 ................... 1,000 931,814
3.80%, 03/15/30 ................... 1,000 972,442
(1-day SOFR + 1.27%), 5.73%, 04/25/30
(a)
. 413 425,345
(1-day SOFR + 1.21%), 5.05%, 07/23/30
(a)
. 667 674,672
(1-day SOFR + 1.14%), 4.69%, 10/23/30
(a)
. 190 189,996
(1-day SOFR + 0.96%), 4.52%, 01/21/32
(a)
. 1,271 1,252,464
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
. 431 381,642
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
. 475 422,851
(1-day SOFR + 1.42%), 5.02%, 10/23/35
(a)
. 1,330 1,308,555
(1-day SOFR + 1.38%), 5.54%, 01/28/36
(a)
. 46 46,752
(1-day SOFR + 1.19%), 5.07%, 01/21/37
(a)
. 551 538,678
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 5.39%,
02/02/41
(a)
..................... USD 215 $ 209,272
Intercontinental Exchange, Inc.
4.35%, 06/15/29 ................... 100 99,800
5.25%, 06/15/31 ................... 208 214,394
1.85%, 09/15/32 ................... 449 378,620
Jane Street Group
(b)
6.13%, 11/01/32 ................... 119 119,626
6.75%, 05/01/33 ................... 428 439,689
Jefferies Financial Group, Inc.
4.15%, 01/23/30 ................... 100 97,081
2.63%, 10/15/31 ................... 100 87,418
6.20%, 04/14/34 ................... 264 270,193
6.25%, 01/15/36 ................... 207 211,833
KKR & Co., Inc., 5.10%, 08/07/35 .......... 100 97,490
LPL Holdings, Inc.
6.75%, 11/17/28 ................... 216 226,033
5.15%, 06/15/30 ................... 289 290,970
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 666 638,614
Moody's Corp., 4.25%, 08/08/32 ........... 100 97,670
Morgan Stanley
(a)
(1-day SOFR + 1.38%), 4.99%, 04/12/29 .. 4,742 4,781,751
(1-day SOFR + 1.59%), 5.16%, 04/20/29 .. 4,506 4,557,234
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 ...................... 100 99,515
(SOFR Index + 0.96%), 4.56%, 04/10/30 .. 2,550 2,541,939
(1-day SOFR + 1.26%), 5.66%, 04/18/30 .. 1,619 1,663,077
(1-day SOFR + 1.22%), 5.04%, 07/19/30 .. 2,796 2,827,763
(1-day SOFR + 1.10%), 4.65%, 10/18/30 .. 3,013 3,007,879
(SOFR Index + 1.18%), 4.81%, 04/16/32 .. 2,035 2,030,020
(1-day SOFR + 1.29%), 2.94%, 01/21/33 .. 709 639,599
(1-day SOFR + 1.88%), 5.42%, 07/21/34 .. 146 148,799
(1-day SOFR + 2.05%), 6.63%, 11/01/34 .. 154 167,794
(1-day SOFR + 1.18%), 5.07%, 01/30/37 .. 245 239,716
(SOFR Index + 1.41%), 5.30%, 04/10/37 .. 790 785,260
MSCI, Inc.
5.25%, 09/01/35 ................... 599 589,532
5.15%, 03/15/36 ................... 1,130 1,094,684
Nasdaq, Inc.
5.35%, 06/28/28 ................... 203 206,794
5.55%, 02/15/34 ................... 100 103,306
Nomura Holdings, Inc.
2.61%, 07/14/31 ................... 268 240,069
6.09%, 07/12/33 ................... 200 211,202
5.49%, 06/29/35 ................... 200 202,249
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.04%,
06/10/36
(a)
..................... 200 195,363
Northern Trust Corp.
1.95%, 05/01/30 ................... 203 185,181
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12%,
11/19/40
(a)
..................... 106 103,786
Osaic Holdings, Inc.
(b)
6.75%, 08/01/32 ................... 881 894,826
8.00%, 08/01/33 ................... 2,140 2,182,310
Raymond James Financial, Inc., 4.90%, 09/11/35 100 97,554
S&P Global, Inc.
4.75%, 08/01/28 ................... 482 486,544
2.50%, 12/01/29 ................... 297 278,441
1.25%, 08/15/30 ................... 48 41,891
State Street Corp.
4.54%, 02/28/28 ................... 855 860,186
2.40%, 01/24/30 ................... 162 151,990

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.00%), 2.62%, 02/07/33
(a)
. USD 504 $ 450,519
(1-day SOFR + 1.22%), 5.15%, 02/28/36
(a)
. 112 112,243
SURA Asset Management SA, 6.35%, 05/13/32
(b)
820 857,720
TPG Operating Group II LP
4.88%, 05/15/31 ................... 100 98,589
5.88%, 03/05/34 ................... 100 101,862
UBS Americas, Inc., 7.13%, 07/15/32 ....... 80 89,302
UBS Group AG, (1-day SOFR + 1.06%), 4.40%,
09/23/31
(a)(b)
...................... 580 569,732
74,999,250
Chemicals — 0.7%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(a)(b)(j)
.......... 590 473,107
Air Products & Chemicals, Inc.
4.30%, 06/11/28 ................... 183 183,378
4.75%, 02/08/31 ................... 187 189,268
4.90%, 10/11/32 ................... 177 179,394
Alpek SAB de CV, 3.25%, 02/25/31
(b)
....... 739 642,487
Avient Corp., 6.25%, 11/01/31
(b)
........... 164 166,382
Celanese US Holdings LLC
7.00%, 02/15/31 ................... 46 47,863
6.75%, 04/15/33 ................... 204 210,117
7.38%, 02/15/34 ................... 855 895,171
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................... 1,455 1,451,771
4.63%, 11/15/29 ................... 1,450 1,390,822
7.88%, 03/15/34 ................... 375 383,482
Consolidated Energy Finance SA, 5.63%,
10/15/28
(b)
....................... 150 142,500
Dow Chemical Co. (The)
7.38%, 11/01/29 ................... 2,280 2,469,866
6.30%, 03/15/33 ................... 1,530 1,615,795
5.65%, 03/15/36 ................... 2,205 2,197,227
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
.. 1,028 1,032,337
Eastman Chemical Co., 5.63%, 02/20/34 ..... 149 152,267
Ecolab, Inc., 4.30%, 06/15/28 ............ 484 484,859
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.... 1,535 1,496,535
FIS Fabbrica Italiana Sintetici SpA, (3-mo.
EURIBOR + 3.25%), 5.28%, 02/05/31
(a)(c)
... EUR 611 715,873
FMC Corp.
3.45%, 10/01/29 ................... USD 680 615,345
4.50%, 10/01/49 ................... 103 64,344
6.38%, 05/18/53 ................... 73 55,068
Herens Holdco SARL, 4.75%, 05/15/28
(b)
..... 777 687,645
INEOS Finance plc
(c)
6.38%, 04/15/29 ................... EUR 1,996 2,294,384
7.25%, 03/31/31 ................... 1,290 1,465,653
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
1,142 1,304,083
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
....................... 280 324,231
Ingevity Corp., 3.88%, 11/01/28
(b)
.......... USD 204 196,785
Italmatch Chemicals SpA , (3-mo. EURIBOR at
0.00% Floor + 4.13%), 6.15%, 02/05/31
(a)(c)
. EUR 569 661,252
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
.. 544 643,367
Kronos International, Inc.
9.50%, 03/15/29
(c)
.................. 2,396 2,582,926
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 990 24,203
LYB International Finance III LLC
2.25%, 10/01/30 ................... USD 1,626 1,458,455
5.13%, 01/15/31 ................... 1,297 1,304,876
5.63%, 05/15/33 ................... 1,523 1,549,446
6.15%, 05/15/35 ................... 178 184,309
5.88%, 01/15/36 ................... 1,865 1,883,916
Maxam Prill SARL, 6.00%, 07/15/30
(c)
....... EUR 2,765 3,277,133
Security
Par (000)
Par (000) Value
Chemicals (continued)
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
....................... USD 220 $ 226,390
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 720 715,687
Mosaic Co. (The), 5.45%, 11/15/33 ......... 100 101,265
Nutrien Ltd.
4.20%, 04/01/29 ................... 389 386,377
5.25%, 03/12/32 ................... 100 101,999
Olympus Water US Holding Corp.
5.38%, 10/01/29
(c)
.................. EUR 1,072 1,187,656
6.25%, 10/01/29
(b)
.................. USD 1,660 1,622,541
7.25%, 06/15/31
(b)
.................. 1,560 1,569,249
6.75%, 08/01/32
(b)
.................. 2,212 2,144,038
6.13%, 02/15/33
(c)
.................. EUR 974 1,126,973
7.25%, 02/15/33
(b)
.................. USD 6,375 6,231,198
Orbia Advance Corp. SAB de CV, 6.75%,
09/19/42
(b)
....................... 722 622,725
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 1,472 1,464,905
Sasol Financing USA LLC, 8.75%, 04/10/33
(b)
.. 323 338,908
SCIL IV LLC, 9.50%, 07/15/28
(c)
........... EUR 982 1,195,006
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................... USD 595 553,613
4.38%, 02/01/32 ................... 79 73,714
Sherwin-Williams Co. (The)
4.55%, 03/01/28 ................... 588 589,809
4.80%, 09/01/31 ................... 100 100,692
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
....................... 2,798 2,757,148
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
....................... 1,129 1,122,986
Synthomer plc, 7.38%, 05/02/29
(c)
.......... EUR 1,439 1,237,326
WR Grace Holdings LLC
(b)
5.63%, 08/15/29 ................... USD 5,414 5,165,488
7.38%, 03/01/31 ................... 1,108 1,119,524
6.63%, 08/15/32 ................... 1,718 1,705,245
7.00%, 08/01/33 ................... 1,276 1,267,502
71,825,886
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The)
(b)
4.88%, 07/15/32 ................... 309 294,282
5.88%, 10/15/33 ................... 1,686 1,660,958
Allied Universal Holdco LLC
4.63%, 06/01/28
(b)
.................. 3,520 3,469,213
4.88%, 06/01/28
(c)
.................. GBP 1,433 1,899,810
6.00%, 06/01/29
(b)
.................. USD 4,870 4,832,323
6.88%, 06/15/30
(b)
.................. 3,042 3,129,766
7.88%, 02/15/31
(b)
.................. 7,966 8,355,314
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 1,127 1,367,635
APCOA GmbH, 6.00%, 04/15/31
(c)
......... 1,755 2,062,131
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................... USD 234 228,048
4.75%, 10/15/29 ................... 141 138,165
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 248 247,500
Arena Luxembourg Finance SARL , (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.52%,
05/01/30
(a)(c)
...................... EUR 463 545,028
Bidvest Group UK plc (The), 6.20%, 09/17/32
(b)
. USD 252 253,263
Biffa Group Holdings Ltd.
(c)
5.25%, 06/15/31 ................... EUR 922 1,068,836
7.38%, 06/15/31 ................... GBP 875 1,190,417
Brink's Co. (The)
(b)
6.50%, 06/15/29 ................... USD 173 176,992
6.75%, 06/15/32 ................... 1,334 1,368,583
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 64 65,135
Currenta Group Holdings SARL, 5.50%,
05/15/30
(c)
....................... EUR 779 919,692

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Deluxe Corp., 8.13%, 09/15/29
(b)
.......... USD 133 $ 138,697
Garda World Security Corp.
(b)
7.75%, 02/15/28 ................... 430 437,736
6.00%, 06/01/29 ................... 104 101,912
8.25%, 08/01/32 ................... 1,643 1,681,027
8.38%, 11/15/32 ................... 6,685 6,897,436
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34
(b)
....................... 2,628 2,585,108
GFL Environmental, Inc.
(b)
4.00%, 08/01/28 ................... 100 97,730
4.75%, 06/15/29 ................... 2 1,976
4.38%, 08/15/29 ................... 550 538,024
6.75%, 01/15/31 ................... 144 149,297
Group Laboratories South Africa Pty. Ltd.
(b)(e)(k)
5.88%, 11/01/28 ................... 376 193,640
9.50%, 11/01/28 ................... 414 213,210
8.63%, 10/01/31 ................... 325 167,375
Luna 1.5 SARL
10.50%, 07/01/32
(b)
................. EUR 165 205,756
10.50%, (10.50% Cash or 11.25% PIK),
07/01/32
(c)(j)
.................... 744 927,770
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
......... 438 515,488
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 1,887 1,881,893
Paprec Holding SA, 4.13%, 07/15/30
(c)
...... EUR 1,227 1,432,491
Republic Services, Inc.
3.95%, 05/15/28 ................... USD 437 434,633
5.00%, 12/15/33 ................... 351 356,978
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 313 299,151
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 1,637 1,689,605
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
....................... 2,159 2,216,252
Techem Verwaltungsgesellschaft 675 mbH
(c)
4.63%, 07/15/32 ................... EUR 400 464,697
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.15%, 07/15/32
(a)
................ 206 241,991
Verisure Holding AB, 7.13%, 02/01/28
(c)
...... 568 678,746
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 177 186,518
Waste Connections, Inc.
4.20%, 01/15/33 ................... 111 107,073
5.00%, 03/01/34 ................... 218 219,416
Waste Management, Inc.
4.50%, 03/15/28 ................... 448 451,203
4.95%, 07/03/31 ................... 350 357,356
4.88%, 02/15/34 ................... 282 285,023
4.95%, 03/15/35 ................... 100 100,148
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 4,454 4,537,314
Williams Scotsman, Inc.
(b)
6.63%, 06/15/29 ................... 812 833,455
6.63%, 04/15/30 ................... 1,188 1,223,546
7.38%, 10/01/31 ................... 255 265,577
66,388,339
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.75%, 02/24/30 ................... 141 143,235
4.95%, 02/24/32 ................... 589 601,088
5.10%, 02/24/35 ................... 146 147,765
Motorola Solutions, Inc.
4.60%, 05/23/29 ................... 439 439,689
2.75%, 05/24/31 ................... 2,121 1,934,019
5.20%, 08/15/32 ................... 2,969 3,011,100
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
...... 174 165,762
6,442,658
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
.............. USD 718 $ 723,861
Arcosa, Inc.
(b)
4.38%, 04/15/29 ................... 838 817,418
6.88%, 08/15/32 ................... 1,095 1,137,334
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
....................... 1,726 1,588,973
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(k)
............... CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... USD 318 310,604
Egis SA, 5.13%, 05/15/31
(c)
.............. EUR 964 1,134,095
Heathrow Finance plc
(c)
3.88%, 03/01/27
(d)
.................. GBP 1,745 2,328,783
6.63%, 03/01/31 ................... 641 867,803
Webuild SpA, 4.50%, 05/08/32
(c)
........... EUR 925 1,080,292
Weekley Homes LLC, 6.75%, 01/15/34
(b)
..... USD 304 300,499
10,289,662
Construction Materials — 0.0%
Martin Marietta Materials, Inc.
2.40%, 07/15/31 ................... 100 89,201
5.15%, 12/01/34 ................... 107 107,704
Vulcan Materials Co.
4.95%, 12/01/29 ................... 128 130,087
3.50%, 06/01/30 ................... 100 96,028
423,020
Consumer Finance — 0.5%
AerCap Ireland Capital DAC
4.88%, 04/01/28 ................... 185 186,080
5.75%, 06/06/28 ................... 259 265,117
4.63%, 09/10/29 ................... 325 324,406
4.38%, 11/15/30 ................... 224 219,859
5.30%, 01/19/34 ................... 627 626,154
4.95%, 09/10/34 ................... 253 246,481
Ally Financial, Inc.
(a)
(SOFR Index + 1.73%), 5.54%, 01/17/31 .. 181 183,047
(1-day SOFR + 1.78%), 5.55%, 07/31/33 .. 396 393,560
American Express Co.
(1-day SOFR + 0.93%), 5.04%, 07/26/28
(a)
. 100 100,819
(1-day SOFR + 1.26%), 4.73%, 04/25/29
(a)
. 308 309,606
4.05%, 05/03/29 ................... 200 199,372
(1-day SOFR + 0.81%), 4.35%, 07/20/29
(a)
. 376 375,283
(1-day SOFR + 1.94%), 6.49%, 10/30/31
(a)
. 223 239,550
(1-day SOFR + 0.87%), 4.46%, 02/10/32
(a)
. 5,735 5,675,429
(1-day SOFR + 2.26%), 4.99%, 05/26/33
(a)
. 156 155,147
(1-day SOFR + 1.22%), 4.92%, 07/20/33
(a)
. 613 614,453
(1-day SOFR + 1.42%), 5.28%, 07/26/35
(a)
. 629 637,022
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.15%), 5.41%,
02/08/41
(a)
..................... 100 99,524
American Honda Finance Corp.
2.00%, 03/24/28 ................... 575 548,434
2.25%, 01/12/29 ................... 100 93,967
4.40%, 09/05/29 ................... 101 100,123
1.80%, 01/13/31 ................... 556 484,779
4.90%, 01/10/34 ................... 149 145,896
5.20%, 03/05/35 ................... 144 142,628
Azorra Finance Ltd.
(b)
7.75%, 04/15/30 ................... 506 523,551
7.25%, 01/15/31 ................... 868 889,123
6.25%, 02/15/34 ................... 455 435,662
Capital One Financial Corp.
(a)
(1-day SOFR at 0.00% Floor + 2.64%),
6.31%, 06/08/29 ................. 216 223,359
(1-day SOFR + 3.07%), 7.62%, 10/30/31 .. 1,040 1,148,183
(SOFR Index + 3.37%), 7.96%, 11/02/34 .. 317 365,662

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 2.26%), 6.05%, 02/01/35 .. USD 346 $ 358,758
(1-day SOFR + 2.04%), 6.18%, 01/30/36 .. 77 78,419
(1-day SOFR + 1.63%), 5.20%, 09/11/36 .. 352 341,345
Caterpillar Financial Services Corp.
4.40%, 03/03/28 ................... 772 775,355
4.85%, 02/27/29 ................... 100 101,699
4.38%, 08/16/29 ................... 266 266,961
4.70%, 11/15/29 ................... 170 172,316
Encore Capital Group, Inc., 4.25%, 06/01/28
(c)
. GBP 400 522,077
Ford Motor Credit Co. LLC
7.35%, 11/04/27 ................... USD 364 375,127
6.80%, 05/12/28 ................... 3,833 3,949,798
5.30%, 09/06/29 ................... 2,315 2,308,315
7.35%, 03/06/30 ................... 900 953,006
7.20%, 06/10/30 ................... 500 528,962
6.05%, 03/05/31 ................... 369 375,138
3.63%, 06/17/31 ................... 600 546,931
7.12%, 11/07/33 ................... 212 224,927
6.13%, 03/08/34 ................... 242 243,004
5.87%, 10/31/35 ................... 521 507,664
General Motors Financial Co., Inc.
4.20%, 10/27/28 ................... 1,540 1,527,431
4.75%, 04/06/29 ................... 3,780 3,788,424
5.75%, 02/08/31 ................... 181 187,188
2.70%, 06/10/31 ................... 491 442,481
6.10%, 01/07/34 ................... 169 176,449
5.95%, 04/04/34 ................... 319 330,150
6.15%, 07/15/35 ................... 245 254,959
5.45%, 01/08/36 ................... 430 426,901
GGAM Finance Ltd.
(b)
8.00%, 06/15/28 ................... 239 248,940
6.88%, 04/15/29 ................... 1,487 1,519,164
5.88%, 03/15/30 ................... 45 45,332
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
....................... 712 723,419
John Deere Capital Corp.
Series I, 4.25%, 06/05/28 ............. 539 540,887
4.95%, 07/14/28 ................... 100 101,695
Series I, 3.90%, 03/09/29 ............. 79 78,371
2.80%, 07/18/29 ................... 346 330,965
Series I, 4.20%, 03/10/31 ............. 50 49,484
2.00%, 06/17/31 ................... 812 722,498
Series I, 5.15%, 09/08/33 ............. 332 342,463
Kaspi.KZ JSC, 5.90%, 04/28/31
(b)
.......... 699 695,942
Navient Corp.
9.38%, 07/25/30 ................... 528 547,920
7.88%, 06/15/32 ................... 398 383,108
OneMain Finance Corp.
6.63%, 05/15/29 ................... 1,079 1,097,597
5.38%, 11/15/29 ................... 280 276,009
7.88%, 03/15/30 ................... 188 195,987
6.13%, 05/15/30 ................... 503 502,825
4.00%, 09/15/30 ................... 319 293,422
7.50%, 05/15/31 ................... 49 50,238
7.13%, 11/15/31 ................... 89 90,250
6.75%, 03/15/32 ................... 3,758 3,756,916
7.13%, 09/15/32 ................... 176 178,474
6.50%, 03/15/33 ................... 648 634,669
6.75%, 09/15/33 ................... 1,634 1,607,199
PACCAR Financial Corp., 4.60%, 01/31/29 ... 213 215,562
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
2,959 3,019,831
Synchrony Financial
5.15%, 03/19/29 ................... 359 359,884
(1-day SOFR + 1.40%), 5.02%, 07/29/29
(a)
. 496 496,072
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Toyota Motor Credit Corp.
1.90%, 04/06/28 ................... USD 966 $ 926,401
5.05%, 05/16/29 ................... 287 292,952
4.55%, 08/09/29 ................... 256 257,530
3.38%, 04/01/30 ................... 180 173,098
1.90%, 09/12/31 ................... 216 188,515
4.60%, 10/10/31 ................... 150 150,328
4.80%, 01/05/34 ................... 251 250,687
5.35%, 01/09/35 ................... 192 196,626
57,257,321
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
5.50%, 03/31/31 ................... 296 294,356
5.63%, 03/31/32 ................... 260 256,494
6.25%, 03/15/33 ................... 1,251 1,262,099
5.75%, 03/31/34 ................... 2,093 2,037,572
Bellis Acquisition Co. plc
(c)
8.13%, 05/14/30 ................... GBP 1,240 1,560,270
8.00%, 07/01/31 ................... EUR 160 179,012
Boots Group Finco LP
5.38%, 08/31/32
(b)
.................. 565 672,279
5.38%, 08/31/32
(c)
.................. 566 673,468
7.38%, 08/31/32
(b)
.................. GBP 245 339,028
7.38%, 08/31/32
(c)
.................. 282 390,228
Cencosud SA
(b)
5.95%, 05/28/31 ................... USD 600 624,720
5.75%, 04/15/36 ................... 540 539,644
Dollar General Corp.
4.13%, 05/01/28 ................... 109 108,312
5.20%, 07/05/28 ................... 123 124,788
5.45%, 07/05/33 ................... 156 159,038
Dollar Tree, Inc., 4.20%, 05/15/28 .......... 130 129,262
FR Bondco SAS, 6.88%, 10/31/32
(c)
........ EUR 278 326,835
KeHE Distributors LLC
(b)
9.00%, 02/15/29 ................... USD 179 187,111
7.13%, 04/30/33 ................... 600 607,439
Kroger Co. (The)
1.70%, 01/15/31 ................... 252 221,543
5.00%, 09/15/34 ................... 125 123,480
Market Bidco Finco plc, 6.75%, 01/31/31
(c)
.... EUR 925 1,044,463
New Immo Holding SA
(c)
5.88%, 04/17/28 ................... 300 358,185
4.88%, 12/08/28 ................... 700 821,262
4.95%, 11/14/30 ................... 300 348,038
5.50%, 04/23/31 ................... 300 350,944
Ocado Group plc
(c)
6.25%, 08/06/29
(m)
................. GBP 600 737,349
11.00%, 06/15/30 .................. 325 452,028
Performance Food Group, Inc.
(b)
6.13%, 09/15/32 ................... USD 1,362 1,380,618
5.63%, 03/01/34 ................... 1,637 1,602,888
Sysco Corp.
4.40%, 07/25/31 ................... 177 173,144
6.00%, 01/17/34 ................... 101 106,402
5.40%, 03/23/35 ................... 167 167,562
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
.. 227 227,142
US Foods, Inc.
(b)
4.75%, 02/15/29 ................... 135 133,530
7.25%, 01/15/32 ................... 54 56,169
Walmart, Inc.
7.55%, 02/15/30 ................... 249 278,828
4.90%, 04/28/35 ................... 128 129,600
5.25%, 09/01/35 ................... 509 530,533
19,715,663

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35 ........................ USD 853 $ 865,892
Ardagh Group SA
9.50%, 12/01/30
(b)
.................. 1,662 1,762,530
9.50%, 12/01/30
(c)
.................. 1,994 2,114,497
12.00%, (12.00% Cash or 6.50% PIK),
12/01/30
(b)(j)
.................... 1,000 866,706
12.00%, (12.00% Cash or 7.50% PIK),
12/01/30
(c)(j)
.................... EUR 1,651 1,659,567
Ardagh Metal Packaging Finance USA LLC
3.25%, 09/01/28
(b)
.................. USD 200 191,241
3.00%, 09/01/29
(c)
.................. EUR 1,182 1,302,332
4.00%, 09/01/29
(b)
.................. USD 4,674 4,374,463
6.25%, 01/30/31
(b)
.................. 949 955,459
Ball Corp.
4.25%, 07/01/32 ................... EUR 225 264,866
5.50%, 09/15/33 ................... USD 215 215,572
Berry Global, Inc., 5.80%, 06/15/31 ......... 916 953,825
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................... 309 304,140
6.88%, 01/15/30 ................... 1,289 1,260,258
6.75%, 04/15/32 ................... 906 852,380
Crown Americas LLC, 5.88%, 06/01/33 ...... 2,041 2,055,842
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(c)(j)
............. EUR 434 347,928
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
..... USD 665 599,996
Kleopatra Finco SARL, (1M EURIBOR + 2.00%),
6.00%, 01/30/31
(a)
.................. EUR 2,150 2,044,008
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 04/15/30 ................... USD 8,974 9,074,195
9.25%, 04/15/30 ................... 808 770,073
OI European Group BV
(c)
6.25%, 05/15/28 ................... EUR 928 1,098,187
5.25%, 06/01/29 ................... 866 1,009,278
Packaging Corp. of America, 5.20%, 08/15/35 . USD 100 99,710
Silgan Holdings, Inc., 4.25%, 02/15/31
(b)
..... EUR 560 649,681
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34 . USD 255 259,305
Sonoco Products Co.
4.60%, 09/01/29 ................... 100 99,824
5.00%, 09/01/34 ................... 107 104,801
Sword Purchaser LLC
7.25%, 04/15/33
(c)
.................. EUR 713 844,644
8.25%, 04/15/33
(b)
.................. USD 948 969,954
Trivium Packaging Finance BV
(b)
6.63%, 07/15/30 ................... EUR 130 156,455
8.25%, 07/15/30 ................... USD 1,503 1,567,162
12.25%, 01/15/31 .................. 200 218,056
WestRock MWV LLC, 7.95%, 02/15/31 ...... 100 112,943
WRKCo, Inc., 3.90%, 06/01/28 ............ 326 322,476
40,348,246
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
............... 30 28,630
Gates Corp., 6.88%, 07/01/29
(b)
........... 327 336,397
LKQ Corp., 5.75%, 06/15/28 ............. 225 228,553
Resideo Funding, Inc.
(b)
4.00%, 09/01/29 ................... 190 181,209
6.50%, 07/15/32 ................... 1,469 1,482,509
2,257,298
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 963 972,670
Multiversity SpA
(c)
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
6.40%, 10/30/28
(a)
................ EUR 600 709,057
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.40%, 05/17/31
(a)
................ EUR 1,315 $ 1,551,137
7.13%, 05/17/31 ................... 819 998,611
Service Corp. International
4.00%, 05/15/31 ................... USD 419 395,879
5.75%, 10/15/32 ................... 1,881 1,897,585
Sotheby's
(b)
5.88%, 06/01/29 ................... 400 379,752
8.25%, 04/15/31 ................... 663 644,098
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 1,881 1,958,181
9,506,970
Diversified REITs — 0.1%
Digital Realty Trust LP, 3.60%, 07/01/29 ..... 129 125,529
Equinix Asia Financing Corp. Pte. Ltd., 4.40%,
03/15/31 ........................ 95 93,000
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/33 ................... 124 121,458
5.50%, 06/15/34 ................... 100 102,017
GLP Capital LP
3.25%, 01/15/32 ................... 354 317,246
6.75%, 12/01/33 ................... 362 384,258
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
............... 430 415,190
Simon Property Group LP, 4.38%, 10/01/30 ... 1,796 1,784,232
Trust Fibra Uno, 7.70%, 01/23/32
(c)
......... 580 624,956
Uniti Group LP
(b)
6.50%, 02/15/29 ................... 229 224,996
6.00%, 01/15/30 ................... 271 261,854
Series Feb, 8.63%, 06/15/32 ........... 2,095 2,192,636
VICI Properties LP, 4.13%, 08/15/30
(b)
....... 1,651 1,585,672
WP Carey, Inc., 5.38%, 06/30/34 .......... 130 131,002
8,364,046
Diversified Telecommunication Services — 1.3%
Altice France SA
4.75%, 10/15/30
(c)
.................. EUR 1,765 2,024,427
6.88%, 10/15/30
(b)
.................. USD 688 676,174
5.50%, 10/15/31
(c)
.................. EUR 264 304,046
6.50%, 10/15/31
(b)
.................. USD 579 568,165
6.50%, 04/15/32
(b)
.................. 3,931 3,866,435
5.63%, 07/15/32
(c)
.................. EUR 977 1,126,426
6.88%, 07/15/32
(b)
.................. USD 1,506 1,481,817
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
.. 2,012 1,991,991
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
.... 494 530,993
AT&T, Inc.
2.30%, 06/01/27 ................... 254 248,580
1.65%, 02/01/28 ................... 622 593,824
4.30%, 02/15/30 ................... 591 586,765
4.40%, 04/30/31 ................... 100 98,885
2.75%, 06/01/31 ................... 179 163,405
4.75%, 04/30/33 ................... 2,555 2,521,598
2.55%, 12/01/33 ................... 1,163 983,297
4.50%, 05/15/35 ................... 470 445,062
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(e)(k)
1,000 3,750
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 05/11/33 ................... 132 132,379
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
.. 1,258 1,276,351
CCO Holdings LLC
5.38%, 06/01/29
(b)
.................. 693 681,815
6.38%, 09/01/29
(b)
.................. 187 187,326
4.75%, 03/01/30
(b)
.................. 3,815 3,616,351
4.50%, 08/15/30
(b)
.................. 810 755,540
4.25%, 02/01/31
(b)
.................. 2,635 2,393,271
4.75%, 02/01/32
(b)
.................. 1,113 996,613
4.50%, 05/01/32 ................... 37 32,492

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.00%, 02/01/33
(b)
.................. USD 591 $ 582,568
4.50%, 06/01/33
(b)
.................. 658 565,291
4.25%, 01/15/34
(b)
.................. 2,142 1,796,614
7.38%, 02/01/36
(b)
.................. 2,927 2,869,511
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 1,591 1,649,086
Comcast Corp.
3.55%, 05/01/28 ................... 425 418,932
4.25%, 10/15/30 ................... 232 228,997
1.95%, 01/15/31 ................... 240 212,942
1.50%, 02/15/31 ................... 123 106,684
4.25%, 01/15/33 ................... 168 161,845
4.65%, 02/15/33 ................... 491 485,187
4.20%, 08/15/34 ................... 700 658,240
Core Scientific Finance I LLC, 7.75%, 05/15/31
(b)
2,193 2,187,527
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
.................. 105 120,337
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 1,869 2,207,433
Fibercop SpA
4.75%, 06/30/30
(c)
.................. 1,181 1,396,848
5.38%, 04/15/31
(c)
.................. 1,539 1,830,092
5.13%, 06/30/32
(c)
.................. 262 308,882
Series 2033, 6.38%, 11/15/33
(b)
......... USD 462 461,423
Series 2034, 6.00%, 09/30/34
(b)
......... 200 191,791
Series 2036, 7.20%, 07/18/36
(b)
......... 699 697,252
Flash Compute LLC, 7.25%, 12/31/30
(b)
...... 3,254 3,319,308
Frontier Communications Holdings LLC
5.00%, 05/01/28
(b)
.................. 4 4,000
6.75%, 05/01/29
(b)
.................. 128 128,000
5.88%, 11/01/29 ................... 309 310,301
6.00%, 01/15/30
(b)
.................. 264 265,458
8.75%, 05/15/30
(b)
.................. 567 580,095
Grupo Televisa SAB, 6.63%, 01/15/40 ....... 723 628,106
Iliad SA, 4.25%, 01/09/32
(c)
.............. EUR 1,100 1,278,702
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. 766 903,200
Level 3 Financing, Inc.
(b)
3.63%, 01/15/29 ................... USD 426 404,700
6.88%, 06/30/33 ................... 7,232 7,463,863
7.00%, 03/31/34 ................... 5,386 5,586,505
8.50%, 01/15/36 ................... 5,857 6,273,213
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 1,345 1,625,434
Maya SAS, 7.00%, 04/15/32
(b)
............ USD 2,256 2,290,413
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(b)
.. 16,055 16,051,346
Orange SA, 9.00%, 03/01/31
(a)(d)
........... 240 282,180
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(b)
....................... 3,514 3,483,126
RD Michigan Property Owner I LLC, 7.50%,
03/30/45
(b)
....................... 2,230 2,229,552
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
....................... 1,503 1,508,035
SE Cosmos LLC, 8.88%, 05/01/31
(b)
........ 2,438 2,425,810
Sprint Capital Corp., 6.88%, 11/15/28 ....... 3,071 3,242,526
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
....................... 5,550 5,445,375
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 609 646,400
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 1,008 1,141,322
TELUS Corp., 3.40%, 05/13/32 ........... 111 101,114
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(b)
536 535,502
Uniti Services LLC, 7.50%, 10/15/33
(b)
....... 921 969,680
Verizon Communications, Inc.
2.10%, 03/22/28 ................... 100 96,036
4.02%, 12/03/29 ................... 684 674,544
1.50%, 09/18/30 ................... 101 88,962
2.55%, 03/21/31 ................... 200 181,894
4.75%, 01/15/33 ................... 974 961,175
4.50%, 08/10/33 ................... 100 97,092
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.40%, 11/01/34 ................... USD 235 $ 223,532
4.78%, 02/15/35 ................... 239 231,908
4.27%, 01/15/36 ................... 100 92,243
5.00%, 01/15/36 ................... 448 437,526
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
... 776 654,111
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
.................. GBP 361 471,625
5.50%, 05/15/29
(b)
.................. USD 400 385,946
4.13%, 08/15/30
(c)
.................. GBP 942 1,140,860
4.50%, 08/15/30
(b)
.................. USD 258 228,358
Windstream Services LLC, 8.25%, 10/01/31
(b)
.. 6,364 6,731,190
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 1,627 1,709,969
Zayo Group Holdings, Inc.
(a)(b)(j)
6.25%, (6.25% Cash or 0.50% PIK), 03/09/30 5,006 5,006,154
9.00%, (9.00% Cash or 1.88% PIK), 09/09/30 1,240 1,220,484
137,182,135
Electric Utilities — 0.9%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
....................... 580 546,898
Alabama Power Co., 5.85%, 11/15/33 ....... 190 200,543
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 309 316,480
Arizona Public Service Co.
5.70%, 08/15/34 ................... 1,210 1,251,051
5.10%, 03/15/36 ................... 2,120 2,087,032
California Buyer Ltd.
5.63%, 02/15/32
(c)
.................. EUR 1,754 2,055,915
6.38%, 02/15/32
(b)
.................. USD 1,177 1,169,851
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 ............ 100 89,855
5.15%, 03/01/34 ................... 209 210,929
5.05%, 03/01/35 ................... 535 535,374
Series AR, 4.85%, 04/01/36 ............ 1,130 1,105,990
ContourGlobal Power Holdings SA
5.00%, 02/28/30
(c)
.................. EUR 875 1,032,285
6.75%, 02/28/30
(b)
.................. USD 1,356 1,376,340
4.38%, 07/31/31
(c)
.................. EUR 1,043 1,187,410
DTE Electric Co.
Series A, 1.90%, 04/01/28 ............. USD 100 95,871
Series C, 2.63%, 03/01/31 ............ 100 92,003
5.20%, 03/01/34 ................... 208 212,654
Series A, 4.85%, 03/01/36 ............. 55 53,776
Series A, 6.63%, 06/01/36 ............. 115 127,279
Duke Energy Carolinas LLC, 4.85%, 03/15/30 . 79 80,348
Duke Energy Florida LLC, 2.40%, 12/15/31 ... 304 271,231
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $2,980,000), 5.90%, 09/15/35
(f)(i)
..... 2,980 3,017,250
Duke Energy Progress LLC
3.40%, 04/01/32 ................... 306 286,384
5.70%, 04/01/35 ................... 30 30,681
Emera US Finance LLC, 4.50%, 04/01/29 .... 2,090 2,084,697
Enel Finance International NV, 4.88%, 06/14/29
(b)
710 716,878
Entergy Louisiana LLC, 4.00%, 03/15/33 ..... 227 216,330
Evergy Metro, Inc.
4.95%, 04/15/33 ................... 100 100,310
5.13%, 08/15/35 ................... 100 99,361
Exelon Corp., 4.05%, 04/15/30 ............ 35 34,286
FirstEnergy Corp., 2.65%, 03/01/30 ........ 1,933 1,795,149
FirstEnergy Transmission LLC, 5.00%, 01/15/35 1,182 1,166,279
Florida Power & Light Co., 4.95%, 06/01/35 ... 140 139,847
Georgia Power Co., 4.70%, 05/15/32 ....... 535 536,697
Interstate Power & Light Co., 4.95%, 09/30/34 . 435 428,275
Minejesa Capital BV, 5.63%, 08/10/37
(b)
...... 511 494,766
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33 ........................ 174 175,788
Northern States Power Co., 4.85%, 05/15/36 .. 110 108,243

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................... USD 691 $ 667,664
5.75%, 07/15/29 ................... 764 763,652
6.00%, 02/01/33 ................... 2,576 2,595,918
5.75%, 01/15/34 ................... 1,775 1,761,887
5.88%, 05/15/34 ................... 617 614,780
6.25%, 11/01/34 ................... 985 996,456
6.00%, 01/15/36 ................... 4,596 4,564,548
6.13%, 05/15/36 ................... 2,071 2,063,175
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ............ 849 741,748
5.00%, 06/01/33 ................... 660 658,848
5.65%, 06/01/34 ................... 99 101,682
Series F, 5.85%, 10/01/35 ............. 129 133,558
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29 ................... 254 256,024
4.50%, 03/15/31
(b)
.................. 125 124,178
5.65%, 11/15/33 ................... 151 158,115
Pacific Gas & Electric Co.
3.00%, 06/15/28 ................... 160 154,720
5.55%, 05/15/29 ................... 1,400 1,431,628
4.55%, 07/01/30 ................... 3,565 3,524,851
2.50%, 02/01/31 ................... 10,900 9,805,179
3.25%, 06/01/31 ................... 799 739,544
6.95%, 03/15/34 ................... 1,127 1,235,362
5.80%, 05/15/34 ................... 2,232 2,288,974
6.00%, 08/15/35 ................... 100 103,311
5.20%, 05/01/36 ................... 60 58,442
6.75%, 01/15/53 ................... 479 500,146
6.00%, 05/01/56 ................... 798 760,168
PacifiCorp, 7.70%, 11/15/31 .............. 100 112,872
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 87,442
PECO Energy Co., 5.95%, 10/01/36 ........ 197 209,717
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 1,807 1,837,732
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 334 337,225
Public Service Co. of Colorado
3.70%, 06/15/28 ................... 123 121,444
4.15%, 03/13/29 ................... 155 154,156
Series 35, 1.90%, 01/15/31 ............ 124 109,892
5.05%, 06/15/36 ................... 30 29,427
Public Service Electric & Gas Co.
4.90%, 12/15/32 ................... 353 357,009
Series Q, 5.05%, 03/01/35 ............ 620 624,234
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31
(b)
646 642,318
Southern California Edison Co.
Series G, 2.50%, 06/01/31 ............ 910 812,875
2.75%, 02/01/32 ................... 760 676,049
Southern Co. (The)
5.20%, 06/15/33 ................... 426 431,112
5.70%, 03/15/34 ................... 193 199,913
4.25%, 07/01/36 ................... 236 217,105
System Energy Resources, Inc., 5.30%, 12/15/34 192 191,586
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
....................... 2,184 2,215,616
Union Electric Co., 4.80%, 03/15/36 ........ 62 60,444
Vistra Operations Co. LLC
(b)
4.38%, 05/01/29 ................... 6,333 6,222,819
4.30%, 07/15/29 ................... 1,199 1,176,648
4.70%, 01/31/31 ................... 904 889,990
5.70%, 12/30/34 ................... 1,801 1,818,342
5.35%, 01/31/36 ................... 69 67,387
VoltaGrid LLC, 7.38%, 11/01/30
(b)
.......... 4,009 4,161,029
Wisconsin Electric Power Co., 4.60%, 10/01/34 1,705 1,684,878
Xcel Energy, Inc.
4.75%, 03/21/28 ................... 190 190,906
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.50%, 03/15/34 ................... USD 238 $ 242,686
5.60%, 04/15/35 ................... 100 101,844
XPLR Infrastructure Operating Partners LP
(b)
8.38%, 01/15/31 ................... 2,396 2,560,284
8.63%, 03/15/33 ................... 558 597,961
7.75%, 04/15/34 ................... 1,607 1,684,379
93,162,215
Electrical Equipment — 0.1%
Eaton Capital ULC, 4.45%, 05/09/30 ........ 200 199,873
Eaton Corp.
4.35%, 05/18/28 ................... 265 265,464
3.95%, 03/06/29 ................... 215 212,843
4.20%, 03/06/31 ................... 1,805 1,779,908
4.50%, 03/06/33 ................... 200 197,011
4.80%, 03/06/36 ................... 200 196,885
Emerson Electric Co., 2.00%, 12/21/28 ...... 222 210,114
GE Vernova, Inc.
4.25%, 02/04/31 ................... 1,285 1,273,641
4.88%, 02/04/36 ................... 1,311 1,296,804
LG Energy Solution Ltd., 5.25%, 04/02/31
(b)
... 1,250 1,251,928
Rockwell Automation, Inc., 1.75%, 08/15/31 ... 100 87,040
Vertiv Holdings Co., 4.85%, 03/15/36 ....... 3,245 3,158,868
10,130,379
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
4.13%, 11/15/30 ................... 251 247,205
5.25%, 04/05/34 ................... 326 333,739
4.63%, 02/15/36 ................... 137 132,428
Arrow Electronics, Inc.
5.15%, 08/21/29 ................... 118 119,229
2.95%, 02/15/32 ................... 100 89,039
Avnet, Inc., 3.00%, 05/15/31 ............. 100 90,237
CDW LLC
3.25%, 02/15/29 ................... 100 95,528
5.10%, 03/01/30 ................... 100 100,292
3.57%, 12/01/31 ................... 159 146,363
Coherent Corp., 5.00%, 12/15/29
(b)
......... 432 427,328
Flex Ltd.
4.88%, 05/12/30 ................... 143 142,809
5.38%, 11/13/35 ................... 100 98,878
Jabil, Inc., 4.75%, 02/01/33 .............. 101 98,373
Keysight Technologies, Inc., 5.35%, 07/30/30 .. 100 102,680
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................... 694 672,876
3.75%, 02/15/31 ................... 904 839,710
6.63%, 07/15/32 ................... 3,440 3,549,327
Teledyne Technologies, Inc., 2.75%, 04/01/31 .. 100 91,554
Tyco Electronics Group SA
4.50%, 02/09/31 ................... 100 99,572
5.00%, 05/09/35 ................... 119 118,647
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
.. 128 130,490
7,726,304
Energy Equipment & Services — 0.2%
Archrock Partners LP, 6.63%, 09/01/32
(b)
..... 3,130 3,220,635
Archrock Services LP, 6.00%, 02/01/34
(b)
..... 555 558,616
Baker Hughes Holdings LLC
4.05%, 03/11/29 ................... 95 94,321
4.35%, 06/15/31 ................... 122 120,571
4.65%, 06/15/33 ................... 76 74,797
Deepocean Ltd., 6.00%, 04/08/31
(c)
......... EUR 1,478 1,773,892
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 188 198,250
Enerflex, Inc., 6.88%, 01/15/31
(b)
.......... 68 70,054
Halliburton Co., 4.85%, 11/15/35 .......... 100 97,830

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Kodiak Gas Services LLC
(b)
5.88%, 04/01/31 ................... USD 1,335 $ 1,344,700
6.50%, 10/01/33 ................... 1,714 1,753,254
6.75%, 10/01/35 ................... 802 833,066
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 308 321,376
Noble Finance II LLC, 8.00%, 04/15/30
(b)
..... 83 86,325
Oceaneering International, Inc., 6.00%, 02/01/28 360 362,519
OEG Finance plc, 7.25%, 09/27/29
(c)
........ EUR 2,141 2,617,606
Star Holding LLC, 8.75%, 08/01/31
(b)
........ USD 272 277,531
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 320 344,479
Transocean International Ltd.
(b)
8.25%, 05/15/29 ................... 361 374,818
8.75%, 02/15/30 ................... 20 20,529
8.50%, 05/15/31 ................... 781 825,886
7.88%, 10/15/32 ................... 661 708,291
USA Compression Partners LP
(b)
7.13%, 03/15/29 ................... 766 791,610
6.25%, 10/01/33 ................... 2,609 2,632,771
Valaris Ltd., 8.38%, 04/30/30
(b)
............ 271 282,590
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 751 791,851
Weatherford International Ltd., 6.75%, 10/15/33
(b)
1,794 1,861,167
22,439,335
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
...... 83 85,778
Discovery Global Holdings, Inc.
4.28%, 03/15/32 ................... 1,324 1,199,186
5.05%, 03/15/42 ................... 1,815 1,295,057
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
....................... 32 31,904
Netflix, Inc., 5.38%, 11/15/29
(b)
............ 388 398,654
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 1,928 2,594,439
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 154 132,654
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(a)
(b)(d)
............................ 648 612,360
Walt Disney Co. (The)
3.75%, 03/14/29 ................... 463 456,996
4.00%, 03/14/31 ................... 376 369,793
6.55%, 03/15/33 ................... 139 154,379
6.40%, 12/15/35 ................... 100 110,992
4.63%, 03/14/36 ................... 143 139,165
7,581,357
Financial Services — 0.7%
Apollo Global Management, Inc.
6.38%, 11/15/33 ................... 100 107,041
5.15%, 08/12/35 ................... 160 155,745
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 2,975 2,932,061
Block, Inc.
2.75%, 06/01/26 ................... 102 101,728
5.63%, 08/15/30
(b)
.................. 528 528,533
6.50%, 05/15/32 ................... 3,336 3,399,563
6.00%, 08/15/33
(b)
.................. 675 673,697
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c)(j)
.............. GBP 1,264 1,717,242
Corebridge Financial, Inc.
3.85%, 04/05/29 ................... USD 100 97,890
5.75%, 01/15/34 ................... 304 312,930
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 6.88%,
12/15/52
(a)
..................... 100 101,501
CrossCountry Intermediate HoldCo LLC
(b)
6.50%, 10/01/30 ................... 136 133,614
6.75%, 12/01/32 ................... 106 102,457
Equitable Holdings, Inc., 4.35%, 04/20/28 .... 311 309,739
Security
Par (000)
Par (000) Value
Financial Services (continued)
Fidelity National Information Services, Inc.
4.45%, 03/10/28 ................... USD 1,070 $ 1,066,998
4.55%, 03/10/29 ................... 2,230 2,221,291
4.80%, 03/10/31 ................... 100 99,466
Fiserv, Inc.
3.50%, 07/01/29 ................... 204 196,133
5.35%, 03/15/31 ................... 251 254,103
5.63%, 08/21/33 ................... 178 180,276
5.45%, 03/15/34 ................... 191 189,740
5.15%, 08/12/34 ................... 74 72,110
5.25%, 08/11/35 ................... 124 120,974
Freedom Mortgage Holdings LLC
(b)
6.88%, 05/01/31 ................... 39 37,619
9.13%, 05/15/31 ................... 777 804,788
8.38%, 04/01/32 ................... 209 211,896
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 1,865 2,199,468
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(c)(e)(j)(k)
..... 190 112
Global Payments, Inc.
4.45%, 06/01/28 ................... USD 640 634,721
3.20%, 08/15/29 ................... 143 135,040
5.30%, 08/15/29 ................... 579 582,586
4.88%, 11/15/30 ................... 3,497 3,436,953
2.90%, 11/15/31 ................... 654 575,406
5.40%, 03/15/33 ................... 225 219,972
5.55%, 11/15/35 ................... 153 147,563
Intrum Investments & Financing AB, 8.00%,
09/11/27
(c)
........................ EUR 1,138 1,342,226
ION Platform Finance SARL
(c)
7.88%, 05/01/29 ................... 2,694 2,921,928
6.50%, 09/30/30 ................... 729 713,778
6.88%, 09/30/32 ................... 562 522,001
Mastercard, Inc.
4.55%, 03/15/28 ................... USD 119 119,969
4.88%, 05/09/34 ................... 474 477,402
Midcap Financial Issuer Trust
(b)
6.50%, 05/01/28 ................... 1,088 1,079,466
5.63%, 01/15/30 ................... 600 569,606
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
5.17%, 08/22/26
(a)(c)(f)
................ EUR 5,156 6,043,603
National Rural Utilities Cooperative Finance
Corp.
4.75%, 02/07/28 ................... USD 142 143,028
5.00%, 02/07/31 ................... 158 161,224
1.35%, 03/15/31 ................... 200 171,517
2.75%, 04/15/32 ................... 100 90,195
4.15%, 12/15/32 ................... 123 119,566
PayPal Holdings, Inc.
2.85%, 10/01/29 ................... 200 189,605
5.15%, 06/01/34 ................... 100 99,303
5.10%, 04/01/35 ................... 67 66,376
PennyMac Financial Services, Inc.
(b)
7.88%, 12/15/29 ................... 796 825,902
7.13%, 11/15/30 ................... 81 82,065
6.88%, 05/15/32 ................... 721 713,087
6.75%, 02/15/34 ................... 437 422,943
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
....................... EUR 1,839 2,118,238
Progroup AG
(c)
5.13%, 04/15/29 ................... 668 794,581
5.38%, 04/15/31 ................... 1,026 1,211,516
Rocket Cos., Inc.
(b)
6.50%, 08/01/29 ................... USD 558 568,429
6.13%, 08/01/30 ................... 4,465 4,531,238
7.13%, 02/01/32 ................... 2,653 2,742,207

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
6.38%, 08/01/33 ................... USD 1,676 $ 1,696,439
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................... 733 726,435
3.88%, 03/01/31 ................... 294 272,949
4.00%, 10/15/33 ................... 369 332,459
Shift4 Payments LLC
6.75%, 08/15/32
(b)
.................. 3,061 3,054,951
5.50%, 05/15/33
(c)
.................. EUR 1,944 2,188,501
5.50%, 05/15/33
(b)
.................. 415 467,195
Stena International SA
7.25%, 01/15/31
(b)
.................. USD 868 882,554
7.25%, 01/15/31
(c)
.................. 738 750,375
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $5,152,259) , (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a)(c)(f)(i)
........ EUR 4,644 5,425,304
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
............. 2,952 522,220
UWM Holdings LLC
(b)
6.63%, 02/01/30 ................... USD 507 486,600
6.25%, 03/15/31 ................... 1,676 1,554,242
Visa, Inc.
4.10%, 02/12/31 ................... 105 104,704
4.40%, 02/12/33 ................... 273 270,533
4.15%, 12/14/35 ................... 100 95,898
4.70%, 02/12/36 ................... 205 203,072
Voya Financial, Inc., 5.05%, 03/02/36 ....... 100 96,782
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
..... 162 161,102
WEX, Inc., 6.50%, 03/15/33
(b)
............. 1,700 1,693,229
Worldline SA
(c)
0.00%, 07/30/26
(m)(n)
................ EUR 114 136,032
0.88%, 06/30/27 ................... 600 669,776
4.13%, 09/12/28 ................... 200 216,779
74,910,086
Food Products — 0.3%
Archer-Daniels-Midland Co., 2.90%, 03/01/32 .. USD 169 154,225
B&G Foods, Inc., 8.00%, 09/15/28
(b)
........ 99 98,119
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 ................... 142 129,779
4.80%, 03/19/33 ................... 100 99,382
5.15%, 03/19/36 ................... 207 205,628
Campbell's Co. (The)
4.15%, 03/15/28 ................... 452 447,309
4.55%, 03/21/31 ................... 192 186,338
5.40%, 03/21/34 ................... 100 97,221
Chobani LLC
(b)
4.63%, 11/15/28 ................... 855 846,761
7.63%, 07/01/29 ................... 1,109 1,144,802
6.38%, 04/15/34 ................... 4,203 4,288,345
Conagra Brands, Inc.
7.00%, 10/01/28 ................... 376 394,304
8.25%, 09/15/30 ................... 100 112,970
Darling Global Finance BV
4.50%, 07/15/32
(b)
.................. EUR 185 218,707
4.50%, 07/15/32
(c)
.................. 791 935,121
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 333 335,888
Fiesta Purchaser, Inc.
(b)
7.88%, 03/01/31 ................... 47 48,536
9.63%, 09/15/32 ................... 96 99,280
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(c)
... EUR 2,545 2,892,822
General Mills, Inc.
4.20%, 04/17/28 ................... USD 267 265,578
2.25%, 10/14/31 ................... 198 174,261
5.25%, 01/30/35 ................... 100 99,512
Hershey Co. (The)
4.55%, 02/24/28 ................... 232 233,769
Security
Par (000)
Par (000) Value
Food Products (continued)
1.70%, 06/01/30 ................... USD 100 $ 89,908
4.95%, 02/24/32 ................... 108 110,499
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.90%, 12/15/29
(a)(c)
........... EUR 1,150 1,358,049
J M Smucker Co. (The)
2.13%, 03/15/32 ................... USD 111 95,584
6.20%, 11/15/33 ................... 143 152,499
JBS NV
5.95%, 04/20/35 ................... 2,330 2,412,163
5.50%, 01/15/36 ................... 1,210 1,206,150
Kellanova
4.30%, 05/15/28 ................... 293 293,257
Series B, 7.45%, 04/01/31 ............. 100 112,500
Kraft Heinz Foods Co.
3.75%, 04/01/30 ................... 116 112,357
5.20%, 03/15/32 ................... 332 336,506
5.40%, 03/15/35 ................... 43 43,274
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
298 285,494
Mars, Inc., 4.80%, 03/01/30
(b)
............. 2,278 2,301,074
McCormick & Co., Inc.
1.85%, 02/15/31 ................... 100 87,651
4.95%, 04/15/33 ................... 125 124,254
Minerva Luxembourg SA, 7.50%, 04/22/36
(b)
.. 635 622,617
Mondelez International, Inc.
4.50%, 05/06/30 ................... 106 105,717
3.00%, 03/17/32 ................... 143 129,748
4.75%, 08/28/34 ................... 104 101,953
Pilgrim's Pride Corp.
4.25%, 04/15/31 ................... 108 103,803
6.88%, 05/15/34 ................... 183 198,780
Post Holdings, Inc.
(b)
4.63%, 04/15/30 ................... 50 48,577
4.50%, 09/15/31 ................... 347 326,228
6.25%, 02/15/32 ................... 343 349,550
6.38%, 03/01/33 ................... 671 670,739
6.25%, 10/15/34 ................... 949 936,817
6.50%, 03/15/36 ................... 1,792 1,780,219
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
..... 345 332,866
Tereos Finance Groupe I SA
(c)
4.75%, 04/30/27 ................... EUR 240 281,321
7.25%, 04/15/28 ................... 850 1,006,439
Tyson Foods, Inc.
4.35%, 03/01/29 ................... USD 247 246,246
4.95%, 02/20/36 ................... 82 79,948
29,951,444
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.50%, 06/01/30
(b)
.... 192 205,011
Atmos Energy Corp.
1.50%, 01/15/31 ................... 184 160,829
5.90%, 11/15/33 ................... 218 232,578
Ferrellgas LP, 9.25%, 01/15/31
(b)
.......... 309 324,329
National Fuel Gas Co., 2.95%, 03/01/31 ..... 156 142,213
Promigas SA ESP, 3.75%, 10/16/29
(c)
....... 580 542,909
Southern California Gas Co.
Series XX, 2.55%, 02/01/30 ............ 228 213,703
5.20%, 06/01/33 ................... 259 264,041
5.45%, 06/15/35 ................... 116 118,800
Spire Missouri, Inc., 4.80%, 02/15/33 ....... 100 99,913
Spire, Inc., 4.60%, 09/01/31 .............. 3,335 3,302,138
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
....................... 239 229,454
5,835,918

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.3%
Albion Financing 1 SARL
5.38%, 05/21/30
(c)
.................. EUR 692 $ 827,058
7.00%, 05/21/30
(b)
.................. USD 2,662 2,749,846
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................... EUR 581 644,717
6.13%, 11/30/28 ................... GBP 794 1,018,143
6.50%, 07/10/31 ................... EUR 2,035 2,093,859
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
........................ 822 672,007
Boels Topholding BV
(c)
6.25%, 02/15/29 ................... 1,209 1,453,000
5.75%, 05/15/30 ................... 1,381 1,645,785
Canadian National Railway Co.
4.20%, 03/12/31 ................... USD 128 126,358
3.85%, 08/05/32 ................... 155 148,353
Canadian Pacific Railway Co.
4.00%, 06/01/28 ................... 208 206,611
2.45%, 12/02/31 ................... 100 89,268
4.80%, 09/15/35 ................... 100 98,848
CSX Corp.
4.10%, 11/15/32 ................... 146 142,122
5.05%, 06/15/35 ................... 100 100,445
EC Finance plc, 3.25%, 10/15/26
(a)(c)(d)
....... EUR 1,086 1,255,922
Edge Finco plc, 8.13%, 08/15/31
(c)
......... GBP 2,640 3,688,295
ERAC USA Finance LLC, 5.25%, 04/30/36
(b)
.. USD 2,925 2,917,651
Fedex Freight Holding Co., Inc.
(b)
4.65%, 03/15/31 ................... 100 98,596
5.25%, 03/15/36 ................... 136 132,381
GB AIT Buyer, Inc., 8.75%, 04/30/34
(b)
....... 396 398,344
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
.. 805 823,912
Hertz Corp. (The), 12.63%, 07/15/29
(b)
....... 155 146,121
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.65%, 07/31/30
(a)
................ EUR 1,505 1,765,497
5.00%, 04/30/31 ................... 1,851 2,170,667
5.13%, 04/30/32 ................... 212 248,287
(3-mo. EURIBOR + 3.00%), 5.20%,
04/30/33
(a)
..................... 409 482,082
Loxam SAS
(c)
6.38%, 05/31/29 ................... 496 598,399
4.25%, 02/15/30 ................... 558 650,062
4.25%, 02/15/31 ................... 894 1,032,394
Mobico Group plc, 4.88%, 09/26/31
(c)
....... 437 390,131
Norfolk Southern Corp., 4.45%, 03/01/33 ..... USD 308 303,259
Penske Truck Leasing Co. LP
(b)
5.55%, 05/01/28 ................... 265 269,206
5.35%, 03/30/29 ................... 952 968,425
RXO, Inc., 6.38%, 05/15/31
(b)
............. 221 218,844
Ryder System, Inc., 6.60%, 12/01/33 ........ 453 497,222
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.94%, 04/22/30 ................. EUR 2,073 2,322,508
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27%, 02/24/31
(b)(c)
............... 174 195,026
Triton Container International Ltd., 5.15%,
02/15/33 ........................ USD 655 642,958
Uber Technologies, Inc., 4.80%, 09/15/34 .... 468 458,644
Union Pacific Corp.
3.70%, 03/01/29 ................... 164 161,702
2.38%, 05/20/31 ................... 100 90,805
4.50%, 01/20/33 ................... 258 257,942
3.38%, 02/01/35 ................... 100 89,277
Watco Cos. LLC, 7.13%, 08/01/32
(b)
........ 295 306,373
35,597,352
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.00%, 03/15/31 ................... USD 1,512 $ 1,483,832
4.30%, 03/15/33 ................... 3,853 3,763,697
4.65%, 03/15/36 ................... 270 262,197
Augusta SpinCo Corp., 5.25%, 03/23/36 ..... 79 78,680
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................... 1,038 1,023,043
3.88%, 11/01/29 ................... 401 381,195
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 2,448 2,527,560
Bausch + Lomb Netherlands BV , (3-mo.
EURIBOR at 0.00% Floor + 3.88%), 6.08%,
01/15/31
(a)(c)
...................... EUR 544 643,569
Baxter International, Inc.
3.95%, 04/01/30 ................... USD 355 341,001
2.54%, 02/01/32 ................... 202 171,627
Becton Dickinson & Co., 5.11%, 02/08/34 .... 117 117,741
GE HealthCare Technologies, Inc.
4.80%, 08/14/29 ................... 200 201,565
4.80%, 01/15/31 ................... 164 164,507
5.91%, 11/22/32 ................... 100 105,518
4.95%, 12/15/35 ................... 186 181,269
Insulet Corp., 6.50%, 04/01/33
(b)
........... 773 789,077
Medline Borrower LP
(b)
6.25%, 04/01/29 ................... 1,447 1,479,732
5.25%, 10/01/29 ................... 2,999 2,984,637
Medtronic Global Holdings SCA, 4.25%, 03/30/28 214 213,999
Medtronic, Inc., 4.38%, 03/15/35 .......... 123 118,756
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 316 332,220
Solventum Corp.
5.40%, 03/01/29 ................... 100 102,251
5.45%, 03/13/31 ................... 228 234,278
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
1,150 1,195,358
Stryker Corp.
3.65%, 03/07/28 ................... 266 262,835
4.25%, 09/11/29 ................... 215 214,088
4.63%, 09/11/34 ................... 100 97,815
Zimmer Biomet Holdings, Inc.
5.05%, 02/19/30 ................... 103 104,491
5.20%, 09/15/34 ................... 100 100,141
19,676,679
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 138 141,159
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 1,241 1,229,817
Banner Health
2.34%, 01/01/30 ................... 87 80,662
1.90%, 01/01/31 ................... 821 731,262
Cardinal Health, Inc.
4.50%, 09/15/30 ................... 100 99,483
5.15%, 09/15/35 ................... 158 157,163
Cencora, Inc.
2.70%, 03/15/31 ................... 202 184,471
5.13%, 02/15/34 ................... 100 100,390
5.15%, 02/15/35 ................... 100 100,382
Centene Corp.
4.25%, 12/15/27 ................... 2,667 2,651,438
2.45%, 07/15/28 ................... 429 404,993
4.63%, 12/15/29 ................... 2,376 2,316,358
3.38%, 02/15/30 ................... 2,795 2,597,221
3.00%, 10/15/30 ................... 18 16,183
2.63%, 08/01/31 ................... 1,261 1,093,181
Cigna Group (The)
5.13%, 05/15/31 ................... 607 620,041
5.40%, 03/15/33 ................... 100 102,873
5.25%, 01/15/36 ................... 260 260,821

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Clariane SE
(c)
0.88%, 03/06/27
(m)
................. EUR 1,231 $ 858,792
7.88%, 06/27/30 ................... 1,100 1,370,075
6.88%, 04/15/31 ................... 509 604,840
CommonSpirit Health, 5.21%, 12/01/31 ...... USD 1,116 1,135,587
Community Health Systems, Inc.
(b)
5.25%, 05/15/30 ................... 2,640 2,492,783
4.75%, 02/15/31 ................... 848 793,461
10.88%, 01/15/32 .................. 353 379,118
9.75%, 01/15/34 ................... 5,282 5,447,909
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
....................... 577 597,940
CVS Health Corp.
4.30%, 03/25/28 ................... 777 773,996
5.40%, 06/01/29 ................... 184 188,333
3.25%, 08/15/29 ................... 100 95,886
1.75%, 08/21/30 ................... 395 349,766
5.25%, 01/30/31 ................... 117 119,477
5.55%, 06/01/31 ................... 253 261,611
5.25%, 02/21/33 ................... 500 507,478
5.70%, 06/01/34 ................... 100 103,216
4.88%, 07/20/35 ................... 100 96,696
DaVita, Inc.
(b)
6.88%, 09/01/32 ................... 24 24,772
6.75%, 07/15/33 ................... 183 188,686
Elevance Health, Inc.
4.95%, 11/01/31 ................... 393 396,517
4.10%, 05/15/32 ................... 211 202,789
4.60%, 09/15/32 ................... 2,230 2,196,177
5.38%, 06/15/34 ................... 194 197,331
5.20%, 02/15/35 ................... 195 195,189
5.85%, 01/15/36 ................... 100 103,576
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 814 1,007,356
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
.. 1,041 1,220,242
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 173 158,341
HCA, Inc.
5.25%, 03/01/30 ................... 3,274 3,334,175
3.50%, 09/01/30 ................... 2,118 2,013,819
2.38%, 07/15/31 ................... 877 778,183
5.60%, 04/01/34 ................... 506 518,667
5.45%, 09/15/34 ................... 286 289,505
5.75%, 03/01/35 ................... 100 102,951
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 2,551 2,476,049
Humana, Inc.
3.13%, 08/15/29 ................... 908 867,726
2.15%, 02/03/32 ................... 434 375,009
Laboratory Corp. of America Holdings
2.70%, 06/01/31 ................... 100 91,321
4.80%, 10/01/34 ................... 100 97,657
LifePoint Health, Inc.
(b)
8.38%, 02/15/32 ................... 343 359,874
10.00%, 06/01/32 .................. 737 754,319
7.00%, 05/01/34 ................... 2,199 2,144,172
McKesson Corp., 5.10%, 07/15/33 ......... 100 101,967
Mehilainen Yhtiot Oy
(c)
5.13%, 06/30/32 ................... EUR 1,211 1,426,676
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.51%, 06/30/32
(a)
................ 221 260,836
Molina Healthcare, Inc.
(b)
3.88%, 11/15/30 ................... USD 317 293,757
6.50%, 02/15/31 ................... 1,277 1,299,283
6.25%, 01/15/33 ................... 415 414,564
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 736 712,335
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
....................... 125 129,622
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.
4.63%, 12/15/29 ................... USD 100 $ 100,665
2.95%, 06/30/30 ................... 100 93,945
6.40%, 11/30/33 ................... 100 108,762
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 2,124 2,225,005
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
2,616 2,609,016
Sutter Health
Series 20A, 2.29%, 08/15/30 ........... 728 664,275
5.16%, 08/15/33 ................... 485 492,301
Tenet Healthcare Corp.
6.13%, 06/15/30 ................... 141 141,838
6.75%, 05/15/31 ................... 1,000 1,027,566
5.50%, 11/15/32
(b)
.................. 992 989,470
6.00%, 11/15/33
(b)
.................. 438 442,704
UnitedHealth Group, Inc.
4.00%, 05/15/29 ................... 339 335,716
4.80%, 01/15/30 ................... 220 222,738
5.30%, 02/15/30 ................... 2,236 2,297,178
4.65%, 01/15/31 ................... 2,322 2,336,442
4.90%, 04/15/31 ................... 1,002 1,017,553
4.95%, 01/15/32 ................... 1,607 1,628,220
5.00%, 04/15/34 ................... 262 262,343
5.15%, 07/15/34 ................... 209 211,495
5.30%, 06/15/35 ................... 259 264,182
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
1,546 1,461,027
72,730,746
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/31 ................... 105 96,607
2.95%, 03/15/34 ................... 238 200,381
5.50%, 10/01/35 ................... 100 98,976
5.25%, 03/15/36 ................... 67 65,141
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
. 243 247,946
Healthpeak OP LLC, 5.25%, 12/15/32 ....... 305 307,831
MPT Operating Partnership LP
0.99%, 10/15/26 ................... EUR 551 630,845
7.00%, 02/15/32
(b)
.................. 305 361,510
7.00%, 02/15/32
(c)
.................. 1,148 1,360,701
8.50%, 02/15/32
(b)
.................. USD 3,092 3,212,276
Omega Healthcare Investors, Inc.
3.63%, 10/01/29 ................... 100 96,356
3.38%, 02/01/31 ................... 153 142,029
Sabra Health Care LP, 3.20%, 12/01/31 ...... 100 90,406
Ventas Realty LP, 5.00%, 01/15/35 ......... 2,250 2,214,721
Welltower OP LLC
4.50%, 07/01/30 ................... 2,152 2,152,039
2.75%, 01/15/32 ................... 500 451,066
11,728,831
Health Care Technology — 0.0%
IQVIA, Inc. , 6.25%, 06/01/32
(b)
............ 1,240 1,262,811
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
4.25%, 12/15/28 ................... 153 151,513
Series I, 3.50%, 09/15/30 ............. 300 283,301
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
....................... 697 711,590
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
..... 129 131,088
RHP Hotel Properties LP
(b)
4.50%, 02/15/29 ................... 77 75,697
6.50%, 04/01/32 ................... 2,911 2,987,012
6.50%, 06/15/33 ................... 675 695,259
5.75%, 03/15/34 ................... 1,496 1,487,036
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
..... 56 55,867

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
Service Properties Trust
0.00%, 09/30/27
(b)(n)
................. USD 479 $ 440,119
8.63%, 11/15/31
(b)
.................. 5,360 5,640,312
8.88%, 06/15/32 ................... 302 309,909
XHR LP, 6.63%, 05/15/30
(b)
.............. 122 124,831
13,093,534
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC
(b)
4.38%, 01/15/28 ................... 275 271,533
4.00%, 10/15/30 ................... 353 335,829
888 Acquisitions Ltd.
(c)
10.75%, 05/15/30 .................. GBP 161 214,695
8.00%, 09/30/31 ................... EUR 187 211,791
A&K Travel Group Holdings Ltd., 7.50%,
05/15/33
(b)
....................... USD 994 998,899
Acushnet Co., 5.63%, 12/01/33
(b)
.......... 192 192,892
Airbnb, Inc.
4.65%, 03/16/31 ................... 78 77,867
5.25%, 03/16/36 ................... 70 69,811
Allwyn Entertainment Financing UK plc
(c)
7.25%, 04/30/30 ................... EUR 2,239 2,729,874
4.63%, 08/15/31 ................... 630 727,140
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
....................... 885 1,009,199
Arcos Dorados BV, 6.38%, 01/29/32
(c)
....... USD 604 629,453
Betclic Everest Group SAS, 5.13%, 12/10/31
(c)
. EUR 494 581,212
Boyne USA, Inc., 4.75%, 05/15/29
(b)
........ USD 313 305,980
Brightstar Lottery plc, 5.75%, 01/15/33
(b)
..... 653 640,260
Caesars Entertainment, Inc.
(b)
4.63%, 10/15/29 ................... 1,019 983,520
7.00%, 02/15/30 ................... 918 931,957
6.50%, 02/15/32 ................... 1,893 1,839,343
Carnival Corp.
(b)
5.88%, 06/15/31 ................... 354 359,035
5.75%, 08/01/32 ................... 1,693 1,701,513
6.13%, 02/15/33 ................... 2,459 2,495,048
Carnival plc, 4.13%, 07/15/31
(b)
........... EUR 345 397,809
Churchill Downs, Inc.
(b)
4.75%, 01/15/28 ................... USD 608 602,700
5.75%, 04/01/30 ................... 1,339 1,334,628
6.75%, 05/01/31 ................... 685 700,630
Cirsa Finance International SARL
(c)
4.88%, 10/15/31 ................... EUR 339 396,196
(3-mo. EURIBOR + 3.00%), 5.15%,
10/15/32
(a)
..................... 497 585,070
Deuce Finco plc
(c)
7.00%, 11/20/31 ................... GBP 826 1,122,526
(3-mo. EURIBOR + 3.50%), 5.65%,
11/20/32
(a)
..................... EUR 562 665,433
Elior Group SA, 5.63%, 03/15/30
(c)
......... 2,185 2,619,370
Entain plc, 4.88%, 11/30/31
(c)
............. 1,988 2,333,046
Essendi SA
(c)
5.38%, 05/15/30 ................... 659 773,890
5.50%, 11/15/31 ................... 372 436,510
5.63%, 05/15/32 ................... 955 1,114,857
(3-mo. EURIBOR + 3.75%), 5.73%,
05/15/32
(a)
..................... 389 460,348
Expedia Group, Inc.
3.80%, 02/15/28 ................... USD 163 160,957
5.40%, 02/15/35 ................... 149 147,938
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................... 1,260 1,226,672
6.75%, 01/15/30 ................... 551 533,885
Flutter Treasury DAC, 4.00%, 06/04/31
(c)
..... EUR 898 1,028,214
Fortune Star BVI Ltd., 5.88%, 11/20/30
(c)
..... 490 547,484
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
....................... CHF 2,455 $ 3,155,251
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
....................... USD 636 620,107
Hilton Domestic Operating Co., Inc.
(b)
6.13%, 04/01/32 ................... 138 140,566
5.88%, 03/15/33 ................... 1,053 1,066,245
5.75%, 09/15/33 ................... 51 51,342
5.50%, 03/31/34 ................... 915 908,238
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................... 183 187,169
7.50%, 09/01/31 ................... 380 396,027
6.25%, 10/01/33 ................... 481 477,014
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 1,501 1,541,950
Lottomatica Group Spa, 4.63%, 04/30/32
(c)
.... EUR 320 376,083
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... 862 1,025,734
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 368 307,717
Marriott International, Inc.
4.88%, 05/15/29 ................... 100 101,117
Series HH, 2.85%, 04/15/31 ........... 206 188,836
4.50%, 10/15/31 ................... 100 98,764
4.50%, 05/01/33 ................... 83 80,448
5.30%, 05/15/34 ................... 333 336,315
5.25%, 10/15/35 ................... 178 177,702
McDonald's Corp.
3.80%, 04/01/28 ................... 100 99,238
2.63%, 09/01/29 ................... 252 239,008
2.13%, 03/01/30 ................... 195 179,599
5.20%, 05/17/34 ................... 239 244,634
4.95%, 03/03/35 ................... 246 244,904
Melco Resorts Finance Ltd.
(b)
5.75%, 07/21/28 ................... 200 198,611
5.38%, 12/04/29 ................... 1,088 1,063,411
7.63%, 04/17/32 ................... 2,268 2,334,498
6.50%, 09/24/33 ................... 686 679,997
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
.................. 600 494,676
MGM Resorts International, 6.13%, 09/15/29 .. 512 518,718
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
....................... 736 719,586
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
....................... 316 328,954
Motion Bondco DAC, 6.63%, 11/15/27
(b)
...... 409 392,602
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 471 487,171
NCL Corp. Ltd.
(b)
5.88%, 01/15/31 ................... USD 92 89,546
6.75%, 02/01/32 ................... 833 828,913
6.25%, 09/15/33 ................... 2,155 2,085,676
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 ................... EUR 376 458,893
10.00%, 10/11/28 .................. GBP 1,379 1,956,428
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................... USD 270 175,946
5.88%, 09/01/31 ................... 342 196,650
Rivers Enterprise Borrower LLC
(b)
6.25%, 10/15/30 ................... 256 260,422
6.63%, 02/01/33 ................... 188 191,955
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
295 248,957
Six Flags Entertainment Corp., 8.63%, 01/15/32
(b)
206 209,430
Starbucks Corp.
3.50%, 03/01/28 ................... 357 351,629
4.80%, 05/15/30 ................... 100 101,009
4.90%, 02/15/31 ................... 179 181,494
4.80%, 02/15/33 ................... 220 220,255

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC
(b)
4.50%, 02/15/28 ................... USD 519 $ 510,929
4.63%, 12/01/31 ................... 141 132,717
6.63%, 03/15/32 ................... 893 904,132
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.62%,
07/31/29
(a)
..................... EUR 924 1,084,378
10.75%, 07/31/29 .................. GBP 585 801,176
TUI AG, 5.88%, 03/15/29
(c)
.............. EUR 558 659,843
TUI Cruises GmbH
(c)
6.25%, 04/15/29 ................... 1,261 1,513,620
5.00%, 05/15/30 ................... 714 830,640
Vail Resorts, Inc.
(b)
5.63%, 07/15/30 ................... USD 290 288,272
6.50%, 05/15/32 ................... 748 763,069
Viking Cruises Ltd.
(b)
7.00%, 02/15/29 ................... 87 87,234
9.13%, 07/15/31 ................... 835 879,866
5.88%, 10/15/33 ................... 2,061 2,066,237
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
....................... 76 75,951
Voyager Parent LLC, 9.25%, 07/01/32
(b)
...... 760 808,217
Wyndham Hotels & Resorts, Inc.
(b)
4.38%, 08/15/28 ................... 279 274,480
5.63%, 03/01/33 ................... 508 502,696
Wynn Macau Ltd.
(b)
5.63%, 08/26/28 ................... 2,704 2,688,150
5.13%, 12/15/29 ................... 744 725,028
6.75%, 02/15/34 ................... 847 848,059
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................... 112 111,257
7.13%, 02/15/31 ................... 2,457 2,600,494
6.25%, 03/15/33 ................... 1,562 1,569,661
82,240,555
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................... 294 281,408
4.63%, 04/01/30 ................... 126 119,964
6.88%, 08/01/33 ................... 1,035 1,015,524
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 63 62,914
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................... 2,168 2,088,163
4.88%, 02/15/30 ................... 969 908,468
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 316 314,413
DR Horton, Inc.
4.85%, 10/15/30 ................... 100 100,855
5.50%, 10/15/35 ................... 123 125,561
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 115 117,874
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 56 57,078
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
....................... 641 637,820
K. Hovnanian Enterprises, Inc.
(b)
8.00%, 04/01/31 ................... 1,929 1,945,107
8.38%, 10/01/33 ................... 800 803,709
Leggett & Platt, Inc., 4.40%, 03/15/29 ....... 100 97,506
Lennar Corp., 5.20%, 07/30/30 ............ 100 101,344
LGI Homes, Inc.
(b)
8.75%, 12/15/28 ................... 166 170,928
7.00%, 11/15/32 ................... 513 491,641
Maison Finco plc, 7.25%, 04/30/32
(c)
........ GBP 576 741,858
Mattamy Group Corp.
(b)
4.63%, 03/01/30 ................... USD 839 801,257
6.00%, 12/15/33 ................... 363 348,504
Meritage Homes Corp.
1.75%, 05/15/28
(m)
................. 947 928,534
Security
Par (000)
Par (000) Value
Household Durables (continued)
5.65%, 03/15/35 ................... USD 100 $ 100,848
Newell Brands, Inc.
8.50%, 06/01/28
(b)
.................. 705 736,700
6.63%, 09/15/29 ................... 118 117,919
6.38%, 05/15/30 ................... 471 461,300
6.63%, 05/15/32 ................... 457 443,648
PulteGroup, Inc.
4.25%, 03/01/31 ................... 134 130,906
4.90%, 03/01/36 ................... 17 16,506
Risewell Homes, Inc.
(b)
9.25%, 10/01/29 ................... 245 254,212
8.50%, 11/01/30 ................... 434 443,428
Somnigroup International, Inc.
(b)
4.00%, 04/15/29 ................... 298 288,277
3.88%, 10/15/31 ................... 108 99,889
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
..... 197 204,421
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
....................... 188 190,008
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ..... 363 362,424
16,110,916
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 137 129,385
Clorox Co. (The), 3.90%, 05/15/28 ......... 131 130,022
Colgate-Palmolive Co., 4.20%, 05/01/30 ..... 135 135,196
Procter & Gamble Co. (The)
1.20%, 10/29/30 ................... 568 498,399
4.10%, 11/03/32 ................... 395 389,186
4.35%, 11/03/35 ................... 100 97,206
1,379,394
Independent Power and Renewable Electricity Producers — 0.2%
AES Andes SA, 6.30%, 03/15/29
(b)
......... 483 496,234
AES Corp. (The)
3.95%, 07/15/30
(b)
.................. 268 256,915
2.45%, 01/15/31 ................... 1,325 1,179,888
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................... 431 428,260
3.75%, 01/15/32 ................... 1,177 1,085,190
Constellation Energy Generation LLC, 6.13%,
01/15/34 ........................ 100 106,961
Talen Energy Supply LLC
(b)(i)
(Acquired 04/24/26, cost $5,743,000) 6.13%,
05/01/31 ...................... 5,743 5,753,241
(Acquired 04/30/26, cost $10,337,000) 6.38%,
05/01/33 ...................... 10,337 10,350,453
TransAlta Corp., 5.88%, 02/01/34
(b)
......... 622 620,444
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a)(b)(l)
....................... 2,514 2,536,093
XPLR Infrastructure LP, 2.50%, 06/15/26
(b)(m)
.. 2,339 2,327,305
25,140,984
Industrial Conglomerates — 0.1%
3M Co.
2.38%, 08/26/29 ................... 2,378 2,232,262
4.80%, 03/15/30 ................... 1,007 1,017,394
5.15%, 03/15/35 ................... 2,992 3,027,406
Honeywell International, Inc., 1.95%, 06/01/30 . 220 199,605
6,476,667
Industrial REITs — 0.0%
LXP Industrial Trust, 2.38%, 10/01/31 ....... 100 87,073
Prologis LP
5.00%, 03/15/34 ................... 114 114,064
5.00%, 01/31/35 ................... 626 623,946
825,083

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.8%
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... USD 1,773 $ 1,787,762
Aegon Ltd., (5-Year EUR Swap Annual + 5.21%),
5.63%
(a)(c)(l)
....................... EUR 567 675,450
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................... USD 2,437 2,399,322
6.75%, 10/15/27 ................... 481 480,665
6.75%, 04/15/28 ................... 337 340,856
5.88%, 11/01/29 ................... 1,682 1,648,826
7.00%, 01/15/31 ................... 2,719 2,774,992
6.50%, 10/01/31 ................... 410 413,505
7.38%, 10/01/32 ................... 4,897 4,811,738
Allstate Corp. (The)
5.05%, 06/24/29 ................... 200 203,761
5.25%, 03/30/33 ................... 100 101,930
American International Group, Inc.
3.40%, 06/30/30 ................... 183 174,794
5.45%, 05/07/35 ................... 100 101,981
American National Group, Inc.
5.00%, 06/15/27 ................... 200 199,402
5.75%, 10/01/29 ................... 123 124,642
AmWINS Group, Inc.
(b)
6.38%, 02/15/29 ................... 457 462,325
4.88%, 06/30/29 ................... 1,434 1,386,821
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
....................... 770 750,821
Aon Corp.
2.80%, 05/15/30 ................... 502 467,916
5.00%, 09/12/32 ................... 181 182,252
Aon North America, Inc., 5.45%, 03/01/34 .... 114 116,501
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
1,195 1,156,939
Ardonagh Finco Ltd.
6.88%, 02/15/31
(c)
.................. EUR 2,310 2,714,245
7.75%, 02/15/31
(b)
.................. USD 4,375 4,466,357
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
6,213 6,183,708
Arthur J Gallagher & Co., 5.15%, 02/15/35 .... 935 926,003
Assurant, Inc., 3.70%, 02/22/30 ........... 100 96,015
Asurion LLC
(b)
8.00%, 12/31/32 ................... 2,980 3,112,875
8.38%, 02/01/34 ................... 2,303 2,272,158
Athene Holding Ltd.
3.50%, 01/15/31 ................... 162 150,738
5.88%, 01/15/34 ................... 161 161,975
Brown & Brown, Inc.
4.70%, 06/23/28 ................... 175 175,524
2.38%, 03/15/31 ................... 393 347,441
4.20%, 03/17/32 ................... 137 129,992
Chubb INA Holdings LLC
4.65%, 08/15/29 ................... 407 410,673
5.00%, 03/15/34 ................... 100 100,663
4.90%, 08/15/35 ................... 125 123,403
CNA Financial Corp.
5.13%, 02/15/34 ................... 100 99,173
5.20%, 08/15/35 ................... 100 98,313
F&G Annuities & Life, Inc., 6.25%, 10/04/34 ... 100 97,643
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 ................... 100 93,589
6.00%, 12/07/33 ................... 163 171,125
Hanover Insurance Group, Inc. (The), 2.50%,
09/01/30 ........................ 100 90,791
Howden UK Refinance plc
(b)
7.25%, 02/15/31 ................... 3,394 3,416,658
8.13%, 02/15/32 ................... 1,335 1,275,189
HUB International Ltd.
(b)
7.25%, 06/15/30 ................... 6,522 6,746,820
7.38%, 01/31/32 ................... 12,579 12,885,563
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
(b)
8.50%, 03/15/30 ................... USD 1,052 $ 1,084,412
6.88%, 10/01/33 ................... 841 785,767
Lincoln National Corp.
5.85%, 03/15/34 ................... 100 101,924
5.35%, 11/15/35 ................... 100 97,233
Loews Corp., 4.94%, 04/01/36 ............ 55 53,678
Manulife Financial Corp., 4.99%, 12/11/35 .... 131 128,888
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 ................... 304 275,473
5.88%, 08/01/33 ................... 270 287,173
4.95%, 03/15/36 ................... 233 229,773
MetLife, Inc.
5.38%, 07/15/33 ................... 100 103,568
5.70%, 06/15/35 ................... 260 271,825
Metropolitan Life Global Funding I
(b)
3.05%, 06/17/29 ................... 150 143,771
2.95%, 04/09/30 ................... 487 458,433
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. 4,615 4,636,611
Principal Financial Group, Inc., 5.38%, 03/15/33 100 102,249
Progressive Corp. (The)
4.00%, 03/01/29 ................... 180 179,022
4.60%, 03/26/31 ................... 55 55,193
4.95%, 06/15/33 ................... 169 170,515
5.15%, 03/26/36 ................... 45 44,889
Prudential Financial, Inc.
3.88%, 03/27/28 ................... 1,513 1,503,675
5.20%, 03/14/35 ................... 100 100,517
(3-mo. SOFR + 2.93%), 5.70%, 09/15/48
(a)
. 100 99,435
Ryan Specialty LLC
(b)
4.38%, 02/01/30 ................... 392 380,413
5.88%, 08/01/32 ................... 1,152 1,151,823
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 600 728,268
USI, Inc., 7.50%, 01/15/32
(b)
.............. USD 2,190 2,252,657
Willis North America, Inc.
2.95%, 09/15/29 ................... 174 164,981
4.55%, 03/15/31 ................... 100 98,760
82,800,761
Interactive Media & Services — 0.1%
Alphabet, Inc.
4.00%, 05/15/30 ................... 162 160,579
4.10%, 02/15/31 ................... 383 378,506
4.38%, 11/15/32 ................... 891 882,009
4.40%, 02/15/33 ................... 218 214,641
4.80%, 02/15/36 ................... 5,985 5,924,180
Snap, Inc.
(b)
6.88%, 03/01/33 ................... 1,215 1,182,848
6.88%, 03/15/34 ................... 793 767,523
9,510,286
IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
....................... EUR 1,600 1,802,028
Atos SE, 9.36%, 12/18/29
(a)(c)(d)
............ 2,065 2,766,100
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 50,184 51,827,082
CDKnet LLC
(f)
7.25%, 06/15/29 ................... 1,082 649,200
8.00%, 06/15/29 ................... 60 36,000
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.61%, 05/15/28 ................. EUR 865 997,616
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.48%, 05/15/28 ................. 1,876 2,162,615
CoreWeave, Inc.
(b)
9.25%, 06/01/30 ................... USD 1,236 1,251,584

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
9.00%, 02/01/31 ................... USD 313 $ 311,015
9.75%, 10/01/31 ................... 2,288 2,301,249
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
................. EUR 197 237,296
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 2,665 2,691,605
Gartner, Inc.
4.50%, 07/01/28
(b)
.................. 1,880 1,846,636
4.95%, 03/20/31 ................... 100 97,351
ION Platform Finance US, Inc.
(b)
4.63%, 05/01/28 ................... 152 140,097
5.00%, 05/01/28 ................... 1,178 1,087,942
5.75%, 05/15/28 ................... 1,299 1,214,979
8.75%, 05/01/29 ................... 319 293,599
7.88%, 09/30/32 ................... 959 745,264
Kyndryl Holdings, Inc., 6.35%, 02/20/34 ...... 100 97,109
United Group BV, 5.25%, 02/01/30
(c)
........ EUR 810 944,055
73,500,422
Leisure Products — 0.0%
Hasbro, Inc., 3.90%, 11/19/29 ............ USD 100 97,600
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.75%, 09/15/29 ................... 100 94,742
2.30%, 03/12/31 ................... 100 89,929
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
.................. 201 187,660
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
..... 173 168,426
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29 ................... 100 94,514
4.98%, 08/10/30 ................... 105 107,119
4.22%, 02/12/31 ................... 59 58,291
4.20%, 03/01/31 ................... 119 117,580
4.47%, 10/07/32 ................... 100 98,852
4.55%, 06/15/33 ................... 61 60,165
5.09%, 08/10/33 ................... 262 266,480
4.90%, 02/12/36 ................... 152 150,472
1,494,230
Machinery — 0.2%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
.... 969 985,775
ATS Corp., 4.13%, 12/15/28
(b)
............ 314 306,575
Caterpillar, Inc., 5.20%, 05/15/35 .......... 165 169,134
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................... 297 308,325
9.50%, 01/01/31 ................... 398 418,348
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
. 614 617,503
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
1,772 1,736,897
Cummins, Inc.
4.25%, 05/09/28 ................... 423 423,658
4.70%, 02/15/31 ................... 100 101,070
5.15%, 02/20/34 ................... 100 102,140
Deere & Co., 5.45%, 01/16/35 ............ 168 174,823
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
.. EUR 890 924,292
Enpro, Inc., 6.13%, 06/01/33
(b)
............ USD 249 253,759
Esab Corp.
(b)
6.25%, 04/15/29 ................... 292 295,857
5.63%, 04/01/31 ................... 1,905 1,922,543
Flowserve Corp., 2.80%, 01/15/32 ......... 100 88,433
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
....................... 272 203,320
IDEX Corp., 3.00%, 05/01/30 ............. 105 98,862
IMA Industria Macchine Automatiche SpA , (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.95%,
04/15/29
(a)(c)
...................... EUR 1,757 2,077,454
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... USD 386 401,973
Security
Par (000)
Par (000) Value
Machinery (continued)
King US Bidco, Inc. , (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.45%, 12/01/32
(a)(c)
...... EUR 783 $ 925,383
Lsf12 Helix Parent LLC, 7.13%, 02/01/33
(b)
.... USD 1,668 1,628,198
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 143 152,897
Otis Worldwide Corp., 5.13%, 11/19/31 ...... 253 258,835
Parker-Hannifin Corp.
4.25%, 09/15/27 ................... 113 113,016
3.25%, 06/14/29 ................... 186 179,872
Stanley Black & Decker, Inc., 3.00%, 05/15/32 . 100 90,284
Terex Corp., 6.25%, 10/15/32
(b)
........... 800 813,094
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
.................. EUR 254 297,818
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 326 326,081
Westinghouse Air Brake Technologies Corp.,
4.70%, 09/15/28
(d)
.................. 454 455,420
16,851,639
Media — 0.7%
Block Communications, Inc., 10.25%, 03/01/31
(b)
150 138,880
Cable One, Inc., 1.13%, 03/15/28
(m)
........ 85 63,453
Charter Communications Operating LLC
3.75%, 02/15/28 ................... 318 312,795
4.20%, 03/15/28 ................... 138 136,566
2.25%, 01/15/29 ................... 141 131,776
5.05%, 03/30/29 ................... 108 108,287
2.80%, 04/01/31 ................... 7,663 6,862,273
2.30%, 02/01/32 ................... 3,517 3,005,525
6.65%, 02/01/34 ................... 300 311,097
6.55%, 06/01/34 ................... 174 179,945
6.38%, 10/23/35 ................... 161 162,671
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 ................... 352 354,526
7.50%, 06/01/29 ................... 1,061 1,062,952
7.88%, 04/01/30 ................... 2,754 2,867,322
7.13%, 02/15/31 ................... 1,184 1,230,901
7.50%, 03/15/33 ................... 3,992 4,193,492
CMG Media Corp., 8.88%, 06/18/29
(b)
....... 483 430,454
CSC Holdings LLC
(b)
5.50%, 04/15/27 ................... 2,793 2,356,020
5.38%, 02/01/28 ................... 800 597,261
11.25%, 05/15/28 .................. 2,226 1,810,383
11.75%, 01/31/29 .................. 189 135,340
DirecTV Financing LLC
(b)
5.88%, 08/15/27 ................... 919 919,682
8.88%, 02/01/30 ................... 886 902,366
10.00%, 02/15/31 .................. 3,155 3,282,746
Discovery Communications LLC, 3.95%,
03/20/28 ........................ 639 628,603
DISH DBS Corp.
(b)
5.25%, 12/01/26 ................... 1,473 1,458,984
5.75%, 12/01/28 ................... 1,002 984,455
DISH Network Corp., 11.75%, 11/15/27
(b)
..... 3,571 3,686,343
EchoStar Corp.
10.75%, 11/30/29 .................. 3,199 3,473,816
6.75%, 11/30/30 ................... 2,776 2,816,355
Gray Media, Inc.
(b)
10.50%, 07/15/29 .................. 230 244,187
9.63%, 07/15/32 ................... 1,686 1,714,182
7.25%, 08/15/33 ................... 1,550 1,578,284
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 623 616,390
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
....................... 670 450,341
Midcontinent Communications, 8.00%,
08/15/32
(b)
....................... 1,053 991,008
Neptune Bidco US, Inc.
(b)
9.29%, 04/15/29 ................... 847 856,613

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
10.38%, 05/15/31 .................. USD 1,202 $ 1,240,429
9.50%, 02/15/33 ................... 1,006 1,006,798
Omnicom Group, Inc.
4.65%, 10/01/28 ................... 289 289,506
2.40%, 03/01/31 ................... 347 310,190
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................... 103 102,847
4.25%, 01/15/29 ................... 395 385,371
4.63%, 03/15/30 ................... 1,585 1,542,230
7.38%, 02/15/31 ................... 145 151,653
SES SA, 4.88%, 06/24/33
(c)
.............. EUR 253 293,991
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 2,033 2,105,314
Sirius XM Radio LLC, 4.00%, 07/15/28
(b)
..... 191 185,482
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 908 863,739
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ................... EUR 974 995,144
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.23%, 02/15/30
(a)
................ 289 298,777
Sunrise FinCo. I BV
4.88%, 07/15/31
(b)
.................. USD 1,432 1,375,751
4.63%, 05/15/32
(c)
.................. EUR 1,055 1,225,660
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
.................. USD 400 395,372
Univision Communications, Inc.
(b)
8.50%, 07/31/31 ................... 1,094 1,110,300
9.38%, 08/01/32 ................... 1,273 1,317,362
8.88%, 04/15/33 ................... 1,405 1,412,658
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
.. 210 218,036
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
.................. GBP 819 992,623
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(c)
.............. EUR 349 372,843
Virgin Media O2 Vendor Financing Notes VIII
DAC, 8.88%, 07/15/33
(c)
.............. GBP 410 501,941
VZ Secured Financing BV
5.00%, 01/15/32
(b)
.................. USD 816 715,038
5.25%, 01/15/33
(c)
.................. EUR 2,972 3,312,827
Ziggo Bond Co. BV
3.38%, 02/28/30
(c)
.................. 507 518,485
5.13%, 02/28/30
(b)
.................. USD 832 729,829
6.13%, 11/15/32
(c)
.................. EUR 1,009 1,055,893
Ziggo BV
2.88%, 01/15/30
(c)
.................. 276 305,767
4.88%, 01/15/30
(b)
.................. USD 595 559,703
76,947,833
Metals & Mining — 0.4%
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 599 573,243
Antofagasta plc, 2.38%, 10/14/30
(b)
......... 674 610,988
Arsenal AIC Parent LLC
(b)
8.00%, 10/01/30 ................... 1,091 1,140,578
11.50%, 10/01/31 .................. 949 1,026,638
Big River Steel LLC, 6.63%, 01/31/29
(b)
...... 1,671 1,672,409
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 1,272 1,296,212
Coeur Mining, Inc., 6.88%, 04/01/32
(b)
....... 1,473 1,518,111
Commercial Metals Co.
(b)
5.75%, 11/15/33 ................... 876 877,464
6.00%, 12/15/35 ................... 903 902,107
Constellium SE
(b)
5.63%, 06/15/28 ................... 250 249,732
3.75%, 04/15/29 ................... 1,588 1,531,474
6.38%, 08/15/32 ................... 1,320 1,353,627
Corp. Nacional del Cobre de Chile, 5.53%,
01/30/37
(b)
....................... 675 665,651
CSN Resources SA, 4.63%, 06/10/31
(c)
...... 388 263,646
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 2,035 2,030,910
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
First Quantum Minerals Ltd.
(b)
8.00%, 03/01/33 ................... USD 221 $ 231,752
7.25%, 02/15/34 ................... 1,120 1,154,653
6.38%, 02/15/36 ................... 2,139 2,100,284
Freeport Indonesia PT, 5.32%, 04/14/32
(b)
.... 1,221 1,222,221
Freeport-McMoRan, Inc.
5.00%, 09/01/27 ................... 91 90,992
5.40%, 11/14/34 ................... 191 194,382
Glencore Funding LLC, 6.50%, 10/06/33
(b)
.... 1,787 1,939,273
Kaiser Aluminum Corp.
(b)
4.50%, 06/01/31 ................... 3,391 3,252,876
5.88%, 03/01/34 ................... 1,884 1,886,946
Marcobre SAC, 5.75%, 01/22/36
(b)
......... 576 568,224
Mineral Resources Ltd.
(b)
6.00%, 05/01/32 ................... 336 333,395
6.25%, 05/01/34 ................... 336 331,776
Navoi Mining & Metallurgical Combinat, 6.70%,
10/17/28
(b)
....................... 411 422,302
Newmont Corp., 5.35%, 03/15/34 .......... 117 120,737
Nexa Resources SA, 6.75%, 04/09/34
(b)
...... 295 311,760
Novelis Corp.
(b)
4.75%, 01/30/30 ................... 439 419,794
6.88%, 01/30/30 ................... 958 982,157
3.88%, 08/15/31 ................... 2,563 2,329,843
6.38%, 08/15/33 ................... 2,948 2,960,373
Nucor Corp.
3.95%, 05/01/28 ................... 202 201,000
3.13%, 04/01/32 ................... 101 93,408
Rio Tinto Alcan, Inc.
7.25%, 03/15/31 ................... 100 111,338
5.75%, 06/01/35 ................... 142 149,146
Rio Tinto Finance USA plc, 5.00%, 03/14/32 ... 452 460,362
Samarco Mineracao SA, 9.00%, (9.00 % Cash or
9.00% PIK), 06/30/31
(c)(j)
.............. 1,319 1,314,624
Skeena Resources Ltd., 8.50%, 04/01/31
(b)
... 118 123,542
Steel Dynamics, Inc., 5.38%, 08/15/34 ...... 135 137,537
Stillwater Mining Co., 4.00%, 11/16/26
(c)
...... 621 617,218
Vale Overseas Ltd.
3.75%, 07/08/30 ................... 1,572 1,505,190
6.13%, 06/12/33 ................... 2,190 2,312,421
6.40%, 06/28/54 ................... 287 293,816
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00%,
02/25/56
(a)(b)
.................... 632 635,729
Vedanta Resources Finance II plc
(b)
9.48%, 07/24/30 ................... 298 312,155
9.85%, 04/24/33 ................... 384 409,451
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
... 649 667,652
45,911,119
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 376 370,436
Starwood Property Trust, Inc.
7.25%, 04/01/29 ................... 368 381,343
6.00%, 04/15/30 ................... 94 95,098
6.50%, 07/01/30 ................... 22 22,540
6.50%, 10/15/30 ................... 1,744 1,793,713
2,663,130
Multi-Utilities — 0.0%
Ameren Corp.
1.75%, 03/15/28 ................... 104 99,039
3.50%, 01/15/31 ................... 100 94,914
Ameren Illinois Co.
3.80%, 05/15/28 ................... 677 670,985
4.95%, 06/01/33 ................... 100 100,523

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 ................... USD 454 $ 440,842
1.65%, 05/15/31 ................... 668 579,738
Black Hills Corp., 4.55%, 01/31/31 ......... 100 99,029
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 ................... 337 333,972
2.40%, 06/15/31 ................... 100 90,377
5.20%, 03/01/33 ................... 105 107,621
Consumers Energy Co.
4.60%, 05/30/29 ................... 451 453,832
4.70%, 01/15/30 ................... 258 259,988
DTE Energy Co., 5.85%, 06/01/34 ......... 100 104,806
National Grid plc, 5.81%, 06/12/33 ......... 100 104,351
NiSource, Inc.
1.70%, 02/15/31 ................... 283 246,630
5.40%, 06/30/33 ................... 197 201,896
5.35%, 07/15/35 ................... 100 100,915
Puget Energy, Inc.
2.38%, 06/15/28 ................... 100 95,554
5.73%, 03/15/35 ................... 100 100,594
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 ........... 100 88,680
Series DDDD, 5.20%, 03/15/36 ......... 98 97,749
Sempra
3.70%, 04/01/29 ................... 460 449,470
5.50%, 08/01/33 ................... 101 104,058
5.25%, 03/15/36 ................... 35 34,575
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.63%), 6.40%,
10/01/54
(a)
..................... 100 100,772
5,160,910
Office REITs — 0.0%
Alexandrite Monnet UK Holdco plc, 6.88%,
05/31/31
(c)
....................... EUR 584 684,775
alstria SARL
(c)
4.25%, 10/15/29 ................... 400 455,553
5.50%, 03/20/31 ................... 100 116,593
Boston Properties LP
3.40%, 06/21/29 ................... USD 168 161,483
3.25%, 01/30/31 ................... 213 196,913
2.45%, 10/01/33 ................... 362 295,579
Cousins Properties LP, 4.88%, 03/01/33 ..... 54 52,258
Highwoods Realty LP
2.60%, 02/01/31 ................... 100 88,865
5.35%, 01/15/33 ................... 100 99,051
Piedmont Operating Partnership LP, 5.63%,
01/15/33 ........................ 101 99,412
2,250,482
Oil, Gas & Consumable Fuels — 1.4%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 411 429,370
Antero Midstream Partners LP, 6.63%, 02/01/32
(b)
297 304,564
APA Corp., 6.10%, 02/15/35 ............. 100 103,752
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................... 179 205,403
5.88%, 06/30/29 ................... 435 435,555
6.63%, 07/15/33 ................... 986 1,013,013
Azule Energy Finance plc, 8.25%, 01/22/31
(b)
.. 862 888,937
Blue Racer Midstream LLC
(b)
7.00%, 07/15/29 ................... 246 254,788
7.25%, 07/15/32 ................... 198 207,119
Boardwalk Pipelines LP, 5.38%, 02/15/36 ..... 151 149,785
BP Capital Markets America, Inc.
4.70%, 04/10/29 ................... 383 387,432
1.75%, 08/10/30 ................... 405 363,169
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.81%, 02/13/33 ................... USD 603 $ 604,731
4.89%, 09/11/33 ................... 105 105,502
5.23%, 11/17/34 ................... 199 202,875
Breakwater Energy Holdings SARL
9.25%, 11/15/30
(b)
.................. 1,125 1,198,108
9.25%, 11/15/30
(c)
.................. 952 1,013,866
Buckeye Partners LP
6.88%, 07/01/29
(b)
.................. 22 22,715
6.75%, 02/01/30
(b)
.................. 98 101,380
5.85%, 11/15/43 ................... 249 228,061
5.60%, 10/15/44 ................... 194 172,198
California Resources Corp., 7.00%, 01/15/34
(b)
. 409 417,356
Canadian Natural Resources Ltd.
6.45%, 06/30/33 ................... 100 108,206
5.40%, 12/15/34 ................... 131 133,028
Caturus Energy LLC
(b)
8.50%, 02/15/30 ................... 2,088 2,183,159
7.13%, 05/15/31 ................... 1,786 1,790,925
Cenovus Energy, Inc., 4.65%, 03/20/31 ...... 100 99,498
Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29 ......................... 547 531,428
Cheniere Energy Partners LP
4.00%, 03/01/31 ................... 2,146 2,069,292
3.25%, 01/31/32 ................... 300 274,574
5.95%, 06/30/33 ................... 302 316,950
5.75%, 08/15/34 ................... 851 882,414
5.55%, 10/30/35 ................... 385 392,948
Cheniere Energy, Inc., 5.65%, 04/15/34 ...... 2,457 2,531,141
Chevron USA, Inc.
4.69%, 04/15/30 ................... 442 447,583
4.82%, 04/15/32 ................... 311 316,610
4.98%, 04/15/35 ................... 155 156,894
Chord Energy Corp., 6.75%, 03/15/33
(b)
...... 124 129,031
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 1,298 1,335,730
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
755 730,620
CNX Resources Corp.
(b)
7.25%, 03/01/32 ................... 458 477,162
5.88%, 03/01/34 ................... 811 804,500
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................... 1,487 1,486,020
5.88%, 01/15/30 ................... 883 855,312
ConocoPhillips Co.
4.70%, 01/15/30 ................... 142 143,355
4.85%, 01/15/32 ................... 267 271,579
5.00%, 01/15/35 ................... 100 100,448
Coterra Energy, Inc., 5.60%, 03/15/34 ....... 239 245,581
CQP Holdco LP, 5.50%, 06/15/31
(b)
......... 2,925 2,889,349
Crescent Energy Finance LLC
(b)
7.75%, 07/31/29 ................... 134 134,838
9.75%, 10/15/30 ................... 74 79,088
7.63%, 04/01/32 ................... 1,056 1,087,339
7.88%, 04/15/32 ................... 271 280,947
7.38%, 01/15/33 ................... 1,367 1,399,060
8.38%, 01/15/34 ................... 192 203,055
CVR Energy, Inc.
(b)
7.50%, 02/15/31 ................... 564 571,176
7.88%, 02/15/34 ................... 396 397,204
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
... 315 322,481
DCP Midstream Operating LP
8.13%, 08/16/30 ................... 335 381,076
3.25%, 02/15/32 ................... 3,346 3,059,681
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 694 716,238
Devon Energy Corp.
7.95%, 04/15/32 ................... 100 115,029
5.20%, 09/15/34 ................... 141 141,551

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
5.15%, 01/30/30 ................... USD 394 $ 403,049
3.13%, 03/24/31 ................... 1,802 1,684,488
5.40%, 04/18/34 ................... 1,411 1,439,667
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ........................ 100 103,898
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................... 438 400,865
4.39%, 11/30/46 ................... 1,166 955,327
Enbridge, Inc.
4.60%, 06/20/28 ................... 356 357,039
4.85%, 03/27/31 ................... 471 472,936
5.70%, 03/08/33 ................... 379 392,493
2.50%, 08/01/33 ................... 100 85,287
5.20%, 11/20/35 ................... 240 238,850
Series 20-A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
5.75%, 07/15/80
(a)
................ 2,521 2,535,690
Energean plc, 5.63%, 05/12/31
(c)
.......... EUR 1,238 1,430,888
Energy Transfer LP
6.10%, 12/01/28 ................... USD 155 160,823
6.00%, 02/01/29
(b)
.................. 870 878,054
3.75%, 05/15/30 ................... 335 324,061
4.55%, 01/15/31 ................... 104 103,083
6.55%, 12/01/33 ................... 222 240,659
5.55%, 05/15/34 ................... 241 245,865
5.60%, 09/01/34 ................... 2,778 2,834,760
Enterprise Products Operating LLC
4.30%, 06/20/28 ................... 929 929,596
3.13%, 07/31/29 ................... 190 183,217
4.60%, 01/15/31 ................... 100 100,165
5.35%, 01/31/33 ................... 186 192,090
4.95%, 02/15/35 ................... 100 99,957
5.20%, 01/15/36 ................... 169 170,488
Series E, (3-mo. CME Term SOFR + 3.29%),
5.25%, 08/16/77
(a)
................ 2,051 2,045,893
EOG Resources, Inc.
4.40%, 01/15/31 ................... 110 109,132
5.00%, 07/15/32 ................... 200 202,677
5.35%, 01/15/36 ................... 100 101,468
EQT Corp.
3.13%, 05/15/26
(b)
.................. 785 784,385
5.00%, 01/15/29 ................... 165 166,142
4.75%, 01/15/31 ................... 3,949 3,930,288
3.63%, 05/15/31
(b)
.................. 1,323 1,244,688
5.75%, 02/01/34 ................... 3,434 3,555,087
Expand Energy Corp.
5.38%, 02/01/29 ................... 3,954 3,953,045
5.38%, 03/15/30 ................... 6,469 6,535,850
4.75%, 02/01/32 ................... 1,845 1,808,960
5.70%, 01/15/35 ................... 613 625,205
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
....................... 590 486,944
Genesis Energy LP
8.00%, 05/15/33 ................... 415 436,887
6.75%, 03/15/34
(b)
.................. 1,483 1,493,706
Global Partners LP, 7.13%, 07/01/33
(b)
....... 194 198,819
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
....................... 197 202,104
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.... 891 927,665
Hess Corp., 7.88%, 10/01/29 ............. 256 284,081
Hess Midstream Operations LP
(b)
6.50%, 06/01/29 ................... 212 217,210
4.25%, 02/15/30 ................... 174 168,755
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.
5.75%, 01/15/31 ................... USD 225 $ 230,453
6.25%, 01/15/35 ................... 100 103,712
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................... 143 143,756
5.75%, 02/01/29 ................... 621 620,614
6.25%, 04/15/32 ................... 44 43,711
8.38%, 11/01/33 ................... 642 686,492
6.88%, 05/15/34 ................... 1,198 1,203,950
7.25%, 02/15/35 ................... 84 85,671
Howard Midstream Energy Partners LLC
(b)
7.38%, 07/15/32 ................... 87 90,720
6.63%, 01/15/34 ................... 1,392 1,416,073
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
....................... 546 555,231
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 794 942,533
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 2,059 2,029,741
Kinder Morgan, Inc.
5.10%, 08/01/29 ................... 349 355,506
5.40%, 02/01/34 ................... 890 910,972
Kinetik Holdings LP
(b)
6.63%, 12/15/28 ................... 116 118,331
5.88%, 06/15/30 ................... 62 62,210
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
....................... 155 160,375
Marathon Petroleum Corp., 5.70%, 03/01/35 .. 107 109,901
Matador Resources Co.
(b)
6.50%, 04/15/32 ................... 1,113 1,136,556
6.00%, 04/15/34 ................... 715 717,717
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 260,625
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 400,610
MPLX LP
4.00%, 03/15/28 ................... 1,176 1,166,602
4.80%, 02/15/31 ................... 131 131,147
4.95%, 09/01/32 ................... 107 107,019
5.00%, 01/15/33 ................... 297 295,602
5.40%, 04/01/35 ................... 184 183,916
Murphy Oil Corp., 5.88%, 12/01/42
(d)
........ 58 50,337
NGL Energy Operating LLC
(b)
8.13%, 02/15/29 ................... 674 698,654
8.38%, 02/15/32 ................... 2,131 2,236,676
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 975 1,010,485
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
....................... 190 194,536
Occidental Petroleum Corp.
6.63%, 09/01/30 ................... 342 364,607
7.50%, 05/01/31 ................... 100 111,361
5.55%, 10/01/34 ................... 171 173,989
ONEOK, Inc.
5.38%, 06/01/29 ................... 115 117,386
5.80%, 11/01/30 ................... 116 120,502
6.35%, 01/15/31 ................... 100 106,163
4.75%, 10/15/31 ................... 100 99,387
6.05%, 09/01/33 ................... 415 436,531
5.65%, 09/01/34 ................... 115 117,566
5.05%, 11/01/34 ................... 114 111,742
5.40%, 10/15/35 ................... 100 99,913
Ovintiv, Inc.
8.13%, 09/15/30 ................... 100 112,398
6.25%, 07/15/33 ................... 123 130,391
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
..... 258 264,478
Permian Resources Operating LLC
(b)
7.00%, 01/15/32 ................... 533 554,437
6.25%, 02/01/33 ................... 629 644,022
Pertamina Persero PT, 6.45%, 05/30/44
(b)
.... 598 612,771

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV, 6.75%, 01/27/41 . USD 630 $ 629,213
Phillips 66
3.90%, 03/15/28 ................... 443 438,730
4.65%, 11/15/34 ................... 101 98,216
Phillips 66 Co.
5.25%, 06/15/31 ................... 264 269,992
5.30%, 06/30/33 ................... 173 176,456
Pioneer Natural Resources Co., 1.90%, 08/15/30 58 52,393
Plains All American Pipeline LP
3.80%, 09/15/30 ................... 128 123,316
4.70%, 01/15/31 ................... 100 99,775
5.70%, 09/15/34 ................... 100 102,372
5.95%, 06/15/35 ................... 200 206,243
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.... 605 632,346
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
....... 300 313,282
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
....................... 646 643,274
Raizen Fuels Finance SA
(b)(e)(k)
6.45%, 03/05/34 ................... 839 458,304
6.95%, 03/05/54 ................... 341 181,712
Reliance Industries Ltd., 2.88%, 01/12/32
(c)
... 695 627,161
Repsol E&P Capital Markets US LLC, 4.81%,
09/16/28
(b)
....................... 655 657,245
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
....................... 162 159,783
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 ................... 142 142,348
4.50%, 05/15/30 ................... 169 168,809
SM Energy Co.
(b)
8.75%, 07/01/31 ................... 333 349,338
6.63%, 04/15/34 ................... 1,759 1,783,318
Sunoco LP
(b)
5.63%, 03/15/31 ................... 225 225,835
6.63%, 08/15/32 ................... 194 198,347
6.25%, 07/01/33 ................... 203 207,471
5.88%, 03/15/34 ................... 866 862,892
Tallgrass Energy Partners LP
(b)
5.50%, 01/15/28 ................... 283 282,318
7.38%, 02/15/29 ................... 317 326,584
6.00%, 09/01/31 ................... 912 916,999
Targa Resources Corp.
4.35%, 04/15/31 ................... 192 188,200
4.20%, 02/01/33 ................... 152 144,395
6.13%, 03/15/33 ................... 136 143,862
6.50%, 03/30/34 ................... 27 29,275
5.50%, 02/15/35 ................... 356 360,780
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
....................... 1,061 1,046,562
TotalEnergies Capital SA, 5.15%, 04/05/34 ... 200 204,321
TotalEnergies Capital USA LLC
4.25%, 01/13/31 ................... 362 358,258
4.86%, 01/13/36 ................... 174 171,334
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31
(c)
. 335 329,556
TransCanada PipeLines Ltd.
4.25%, 05/15/28 ................... 321 319,722
4.63%, 03/01/34 ................... 226 218,875
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 7.00%,
06/01/65
(a)
..................... 100 103,123
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
....................... 2,437 2,440,439
Transcontinental Gas Pipe Line Co. LLC, 5.10%,
03/15/36 ........................ 905 897,968
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
64 66,236
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.
7.50%, 04/15/32 ................... USD 100 $ 113,492
5.15%, 03/10/36 ................... 70 68,922
Venture Global LNG, Inc.
(b)
9.50%, 02/01/29 ................... 5,797 6,326,655
8.38%, 06/01/31 ................... 150 156,395
9.88%, 02/01/32 ................... 2,537 2,721,833
Venture Global Plaquemines LNG LLC
(b)
6.13%, 12/15/30 ................... 1,664 1,716,047
7.50%, 05/01/33 ................... 696 771,838
6.50%, 01/15/34 ................... 1,942 2,034,247
7.75%, 05/01/35 ................... 887 997,621
6.75%, 01/15/36 ................... 4,482 4,764,545
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 596 595,665
Western Midstream Operating LP
4.75%, 08/15/28 ................... 150 150,541
4.80%, 03/01/31 ................... 100 99,335
6.15%, 04/01/33 ................... 100 104,895
5.50%, 12/15/35 ................... 128 126,536
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
....................... 1,502 1,545,866
Williams Cos., Inc. (The)
5.15%, 03/15/34 ................... 100 100,104
5.60%, 03/15/35 ................... 100 102,406
149,336,064
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.13%, 01/15/30
(a)
................ EUR 367 419,834
6.13%, 06/15/31 ................... 1,011 1,143,380
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
....................... USD 570 593,666
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 1,760 1,854,382
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ........................ USD 879 782,455
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
....................... EUR 742 888,578
5,682,295
Passenger Airlines — 0.0%
American Airlines, Inc., 5.75%, 04/20/29
(b)
.... USD 46 45,531
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
... 581 570,835
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... 909 846,614
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
... 310 314,945
OneSky Flight LLC, 8.88%, 12/15/29
(b)
....... 253 267,204
United Airlines Holdings, Inc., 5.38%, 03/01/31 . 556 548,001
United Airlines Pass-Through Trust
Series 2020-1,Class A, 5.88%, 10/15/27 ... —
(o)
1
Series 2024-1,Class A, 5.88%, 02/15/37 ... 1,331 1,335,822
3,928,953
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The)
1.95%, 03/15/31 ................... 108 95,493
4.65%, 05/15/33 ................... 165 162,512
Haleon US Capital LLC, 3.63%, 03/24/32 ..... 250 235,427
Kenvue, Inc.
5.05%, 03/22/28 ................... 207 209,835
4.90%, 03/22/33 ................... 108 108,722
Opal Bidco SAS
5.50%, 03/31/32
(c)
.................. EUR 535 634,993
6.50%, 03/31/32
(b)
.................. USD 1,730 1,761,282
Perrigo Finance Unlimited Co.
5.38%, 09/30/32 ................... EUR 713 809,664
6.13%, 09/30/32 ................... USD 441 414,967
4,432,895

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
....... USD 13,977 $ 14,435,138
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
269 279,367
Astrazeneca Finance LLC
4.00%, 03/02/31 ................... 521 511,521
4.30%, 03/02/33 ................... 313 306,054
Bausch Health Cos., Inc.
(b)
4.88%, 06/01/28 ................... 256 240,468
11.00%, 09/30/28 .................. 2,118 2,202,720
Bayer Corp., 6.65%, 02/15/28
(b)
........... 826 855,418
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.... 5,163 5,201,858
Dolcetto Holdco SpA
(c)
5.63%, 07/14/32 ................... EUR 1,148 1,346,419
(3-mo. EURIBOR + 3.63%), 5.78%,
07/14/32
(a)
..................... 142 167,732
Eli Lilly & Co.
4.50%, 02/09/29 ................... USD 230 232,062
4.20%, 08/14/29 ................... 136 135,886
4.25%, 03/15/31 ................... 169 168,125
4.55%, 10/15/32 ................... 100 99,997
4.70%, 02/09/34 ................... 301 300,606
4.60%, 08/14/34 ................... 252 249,021
4.90%, 10/15/35 ................... 75 74,815
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
...... EUR 1,340 1,568,185
Johnson & Johnson, 3.55%, 03/01/36 ....... USD 627 570,806
Merck & Co., Inc., 4.15%, 03/15/31 ......... 1,485 1,465,769
Nidda Healthcare Holding GmbH
(c)
7.00%, 02/21/30 ................... EUR 2,253 2,725,082
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.23%, 10/15/32
(a)
................ 2,001 2,351,989
Novartis Capital Corp.
4.10%, 03/16/29 ................... USD 184 183,441
4.10%, 11/05/30 ................... 435 429,304
4.40%, 03/18/31 ................... 115 114,831
4.30%, 11/05/32 ................... 228 224,864
4.60%, 03/18/33 ................... 180 178,743
4.90%, 03/18/36 ................... 285 283,009
Organon & Co., 4.13%, 04/30/28
(b)
......... 600 592,192
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 ................... 1,623 1,634,958
4.75%, 05/19/33 ................... 470 467,984
Pfizer, Inc., 4.50%, 11/15/32 ............. 137 135,710
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.00%, 12/31/29
(a)
................ EUR 366 432,930
6.75%, 12/31/29 ................... 530 645,049
Royalty Pharma plc
5.15%, 09/02/29 ................... USD 119 121,045
2.20%, 09/02/30 ................... 207 186,955
5.20%, 09/25/35 ................... 100 99,085
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ........................ 200 182,065
Takeda US Financing, Inc., 5.20%, 07/07/35 ... 290 290,398
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/30 ................... EUR 2,085 2,475,666
4.13%, 06/01/31 ................... 541 632,127
7.88%, 09/15/31 ................... 1,452 1,998,956
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26 ................... USD 592 586,820
8.13%, 09/15/31 ................... 6,259 7,074,485
6.00%, 12/01/32 ................... 329 341,969
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 ................... 1,805 1,852,905
Zoetis, Inc., 2.00%, 05/15/30 ............. 173 157,219
56,811,748
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... USD 93 $ 96,265
Automatic Data Processing, Inc.
4.75%, 05/08/32 ................... 100 100,772
4.45%, 09/09/34 ................... 100 97,923
CACI International, Inc., 6.38%, 06/15/33
(b)
.... 1,416 1,448,644
CoreLogic, Inc., 4.50%, 05/01/28
(b)
......... 3,918 3,809,708
Equifax, Inc.
5.10%, 06/01/28 ................... 238 240,599
2.35%, 09/15/31 ................... 100 87,855
KBR, Inc., 4.75%, 09/30/28
(b)
............. 49 48,207
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(c)(j)
............ EUR 1,470 287,965
Science Applications International Corp.
(b)
4.88%, 04/01/28 ................... USD 694 687,103
5.88%, 11/01/33 ................... 671 661,834
Verisk Analytics, Inc.
4.45%, 03/15/31 ................... 40 39,450
5.25%, 06/05/34 ................... 154 153,912
5.13%, 03/15/36 ................... 162 158,353
7,918,590
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, 12/31/28 .... EUR 2,943 3,593,075
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
....................... 1,002 1,155,353
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 740 734,450
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 ............ 423 423,199
9.75%, 04/15/30
(b)
.................. 210 224,253
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.... EUR 900 630,576
Citycon Treasury BV
(c)
1.63%, 03/12/28 ................... 571 626,078
5.38%, 07/08/31 ................... 225 247,509
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
....................... USD 89 93,685
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(a)(c)(d)
................ EUR 1,233 1,303,463
Fantasia Holdings Group Co. Ltd.
(c)(e)(k)
15.00%, 12/18/21 .................. USD 1,735 19,519
11.75%, 04/17/22 .................. 2,039 22,429
10.88%, 01/09/23 .................. 1,345 15,131
11.88%, 06/01/23 .................. 1,500 16,875
9.25%, 07/28/23 ................... 3,540 39,825
7.95%, 07/05/24 ................... 1,650 18,150
12.25%, 10/18/24 .................. 3,269 35,959
9.88%, 10/19/24 ................... 2,640 23,760
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
153 156,888
Heimstaden AB
(c)
8.38%, 01/29/30 ................... EUR 337 413,025
7.36%, 01/24/31 ................... 250 297,457
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 ................... USD 479 461,206
4.38%, 02/01/31 ................... 346 323,976
5.88%, 03/01/32 ................... 503 492,132
6.13%, 03/01/34 ................... 503 492,874
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c)(j)
........ 1,091 355,077
NE Property BV, 3.88%, 09/30/33
(c)
......... EUR 550 630,165
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. USD 317 296,712
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.25% PIK),
08/31/28
(a)(j)
.................... EUR 395 465,744
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(a)(j)
.................... 1,894 2,222,892
5.63%, 06/08/30 ................... 1,407 1,578,887

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Vonovia SE, Series B , 0.88%, 05/20/32
(c)(m)
.... EUR 500 $ 564,247
17,974,571
Residential REITs — 0.0%
American Homes 4 Rent LP
2.38%, 07/15/31 ................... USD 406 358,358
5.50%, 07/15/34 ................... 903 907,311
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 498,400
Camden Property Trust
3.15%, 07/01/29 ................... 100 96,025
4.90%, 02/28/36 ................... 109 105,950
ERP Operating LP
3.00%, 07/01/29 ................... 131 125,595
1.85%, 08/01/31 ................... 113 99,308
4.95%, 06/15/32 ................... 129 130,139
Essex Portfolio LP
2.55%, 06/15/31 ................... 100 89,751
2.65%, 03/15/32 ................... 100 88,389
4.88%, 02/15/36 ................... 100 96,707
Invitation Homes Operating Partnership LP
5.50%, 08/15/33 ................... 860 871,145
4.88%, 02/01/35 ................... 116 111,941
Mid-America Apartments LP
2.75%, 03/15/30 ................... 110 103,039
5.30%, 02/15/32 ................... 149 153,535
UDR, Inc.
3.00%, 08/15/31 ................... 100 91,964
1.90%, 03/15/33 ................... 124 101,845
3.10%, 11/01/34 ................... 100 85,533
4,114,935
Retail REITs — 0.0%
Agree LP
2.00%, 06/15/28 ................... 130 123,505
2.60%, 06/15/33 ................... 100 85,096
Brixmor Operating Partnership LP
2.25%, 04/01/28 ................... 100 96,032
2.50%, 08/16/31 ................... 120 107,131
5.20%, 04/01/32 ................... 124 125,193
5.38%, 06/15/36 ................... 1,250 1,246,022
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
709 693,905
Kimco Realty OP LLC
1.90%, 03/01/28 ................... 157 150,418
4.60%, 02/01/33 ................... 162 159,938
4.85%, 03/01/35 ................... 100 98,143
Kite Realty Group LP, 5.50%, 03/01/34 ...... 100 101,240
NNN REIT, Inc., 5.50%, 06/15/34 .......... 113 114,867
Realty Income Corp.
2.20%, 06/15/28 ................... 159 152,161
3.20%, 02/15/31 ................... 130 121,888
5.13%, 02/15/34 ................... 459 462,463
5.13%, 04/15/35 ................... 110 110,210
Regency Centers LP, 5.00%, 07/15/32 ....... 346 349,344
4,297,556
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
.... 139 139,755
ams-OSRAM AG, 10.50%, 03/30/29
(c)
....... EUR 1,119 1,383,253
Analog Devices, Inc., 2.10%, 10/01/31 ...... USD 282 249,240
Applied Materials, Inc., 4.00%, 01/15/31 ..... 195 191,325
Broadcom, Inc.
4.60%, 07/15/30 ................... 1,016 1,020,510
4.15%, 11/15/30 ................... 2,071 2,039,531
4.30%, 01/15/31 ................... 985 977,103
4.15%, 04/15/32
(b)
.................. 1,188 1,152,401
4.60%, 01/15/33 ................... 1,725 1,704,941
3.42%, 04/15/33 ................... 3,026 2,772,444
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.95%, 01/15/36 ................... USD 911 $ 902,018
Foundry JV Holdco LLC, 6.20%, 01/25/37
(b)
... 978 1,030,001
Kioxia Holdings Corp., 6.63%, 07/24/33
(b)
..... 221 231,025
KLA Corp., 4.65%, 07/15/32 ............. 100 100,508
Microchip Technology, Inc., 0.00%, 02/15/30
(b)(m)(n)
275 314,188
Micron Technology, Inc., 2.70%, 04/15/32 .... 640 571,173
MKS, Inc., 4.25%, 02/15/34
(c)
............. EUR 1,472 1,667,274
NVIDIA Corp., 2.85%, 04/01/30 ........... USD 412 390,700
NXP BV
4.30%, 06/18/29 ................... 120 119,025
2.50%, 05/11/31 ................... 230 206,688
5.00%, 01/15/33 ................... 136 136,181
5.25%, 08/19/35 ................... 100 99,995
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
.. 634 772,212
Qnity Electronics, Inc.
(b)
5.75%, 08/15/32 ................... 670 676,446
6.25%, 08/15/33 ................... 1,108 1,133,624
QUALCOMM, Inc., 5.00%, 05/20/35 ........ 1,510 1,511,128
Texas Instruments, Inc.
1.75%, 05/04/30 ................... 269 243,480
4.85%, 02/08/34 ................... 160 161,961
5.10%, 05/23/35 ................... 11 11,152
21,909,282
Software — 0.6%
AppLovin Corp.
5.13%, 12/01/29 ................... 470 473,752
5.50%, 12/01/34 ................... 3,803 3,801,542
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 5,360 5,108,870
Autodesk, Inc., 5.30%, 06/15/35 ........... 100 100,548
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 531 512,220
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................... 1,173 1,132,896
4.88%, 07/01/29 ................... 1,672 1,516,358
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................... 4,673 4,549,894
9.00%, 09/30/29 ................... 5,761 5,656,640
8.25%, 06/30/32 ................... 256 243,210
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 1,364 1,341,593
Fair Isaac Corp.
(b)
4.00%, 06/15/28 ................... 259 252,508
6.00%, 05/15/33 ................... 1,595 1,573,028
IPD 3 BV
5.50%, 06/15/31
(c)
.................. EUR 1,662 1,865,589
McAfee Corp., 7.38%, 02/15/30
(b)
.......... USD 365 295,743
OAK-Eagle Acquireco, Inc.
6.25%, 07/01/33
(c)
.................. EUR 1,624 1,960,752
7.25%, 07/01/33
(b)
.................. USD 3,128 3,223,141
8.75%, 07/01/34
(b)
.................. 2,978 3,098,987
Oracle Corp.
2.95%, 04/01/30 ................... 2,292 2,100,162
4.45%, 09/26/30 ................... 2,054 1,981,104
4.95%, 02/04/31 ................... 6,048 5,916,058
4.80%, 09/26/32 ................... 894 850,073
5.20%, 09/26/35 ................... 985 917,800
5.70%, 02/04/36 ................... 1,868 1,793,931
6.70%, 02/04/56 ................... 215 198,144
6.10%, 09/26/65 ................... 183 151,180
Roper Technologies, Inc.
4.50%, 10/15/29 ................... 100 99,504
4.45%, 09/15/30 ................... 231 227,577
5.10%, 09/15/35 ................... 218 211,617
Salesforce, Inc.
4.50%, 03/15/28 ................... 687 687,645
1.50%, 07/15/28 ................... 250 234,937
4.65%, 03/15/29 ................... 273 273,532

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
4.90%, 09/15/31 ................... USD 397 $ 395,834
5.20%, 03/15/33 ................... 297 296,469
5.55%, 03/15/36 ................... 397 395,903
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
... 136 137,609
Stripe, Inc., (Acquired 09/26/25, cost
$3,500,000), 5.04%, 09/26/30
(f)(i)
......... 3,500 3,465,000
Synopsys, Inc.
4.65%, 04/01/28 ................... 381 383,275
5.00%, 04/01/32 ................... 259 261,737
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.70%, 07/31/31 ................. EUR 718 819,937
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.45%, 07/01/32 ................. 214 240,346
UKG, Inc. , 6.88%, 02/01/31
(b)
............. USD 1,216 1,183,549
VMware LLC, 2.20%, 08/15/31 ............ 2,388 2,113,641
62,043,835
Specialized REITs — 0.1%
American Tower Corp.
2.70%, 04/15/31 ................... 100 90,938
5.55%, 07/15/33 ................... 1,090 1,122,756
Crown Castle, Inc.
4.80%, 09/01/28 ................... 41 41,203
5.60%, 06/01/29 ................... 201 206,045
3.10%, 11/15/29 ................... 404 382,340
5.10%, 05/01/33 ................... 259 256,876
CubeSmart LP
2.50%, 02/15/32 ................... 100 87,859
5.13%, 11/01/35 ................... 100 98,888
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b)(m)
.. 89 99,858
Equinix, Inc.
3.20%, 11/18/29 ................... 123 117,380
2.50%, 05/15/31 ................... 232 207,979
Extra Space Storage LP, 4.95%, 01/15/33 .... 1,065 1,056,124
Iron Mountain, Inc.
5.63%, 07/15/32
(b)
.................. 2,003 1,988,731
6.25%, 01/15/33
(b)
.................. 463 470,170
4.75%, 01/15/34
(c)
.................. EUR 1,925 2,186,457
4.75%, 01/15/34
(b)
.................. 900 1,022,240
Millrose Properties, Inc.
(b)
6.38%, 08/01/30 ................... USD 1,129 1,143,411
6.25%, 09/15/32 ................... 2,365 2,375,362
Public Storage Operating Co.
2.30%, 05/01/31 ................... 228 205,266
2.25%, 11/09/31 ................... 125 111,104
5.00%, 07/01/35 ................... 100 99,724
SBA Communications Corp., 3.13%, 02/01/29 . 251 241,626
Weyerhaeuser Co.
4.00%, 04/15/30 ................... 100 97,466
3.38%, 03/09/33 ................... 124 111,755
13,821,558
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
... 258 266,147
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................... 123 121,789
4.75%, 03/01/30 ................... 89 86,676
5.00%, 02/15/32
(b)
.................. 68 65,207
AutoNation, Inc.
4.45%, 01/15/29 ................... 215 213,240
4.75%, 06/01/30 ................... 160 159,299
AutoZone, Inc.
3.75%, 04/18/29 ................... 100 98,165
1.65%, 01/15/31 ................... 178 155,301
4.75%, 02/01/33 ................... 172 170,041
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.40%, 07/15/34 ................... USD 100 $ 101,896
Carvana Co.
(b)(j)
9.00%, (9.00% Cash or 13.00% PIK),
06/01/30 ...................... 2,153 2,240,150
9.00%, (9.00% Cash or 14.00% PIK),
06/01/31 ...................... 4,110 4,547,208
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.... GBP 1,759 2,464,785
Cesar Spa
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.38%, 09/30/31
(a)
................ EUR 686 812,465
6.50%, 09/30/31 ................... 609 722,311
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 221 232,379
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
. 200 203,096
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.02%, 02/01/30
(a)
................ EUR 396 462,052
6.75%, 02/01/30 ................... 1,269 1,482,847
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 144 146,340
Home Depot, Inc. (The)
2.95%, 06/15/29 ................... 546 525,482
4.75%, 06/25/29 ................... 223 226,453
1.38%, 03/15/31 ................... 576 499,009
4.50%, 09/15/32 ................... 100 100,209
4.95%, 06/25/34 ................... 266 267,633
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
.. 212 209,450
Kiko SpA, (3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.45%, 01/15/32
(a)(c)
........... EUR 783 917,271
LBM Acquisition LLC, 9.50%, 06/15/31
(b)
..... USD 441 385,868
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 ................... 467 457,216
8.25%, 08/01/31 ................... 670 701,875
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 317 315,320
Lowe's Cos., Inc.
4.00%, 10/15/28 ................... 297 294,721
3.65%, 04/05/29 ................... 215 210,809
4.25%, 03/15/31 ................... 203 199,794
2.63%, 04/01/31 ................... 325 296,982
3.75%, 04/01/32 ................... 438 415,996
5.00%, 04/15/33 ................... 136 136,861
4.85%, 10/15/35 ................... 56 54,650
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
.. 1,320 1,303,566
O'Reilly Automotive, Inc.
4.35%, 06/01/28 ................... 194 194,004
5.00%, 08/19/34 ................... 173 171,480
Staples, Inc., 10.75%, 09/01/29
(b)
.......... 199 190,214
TJX Cos., Inc. (The), 1.15%, 05/15/28 ....... 134 126,278
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
....................... 6,471 6,543,139
29,495,674
Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc., 4.75%, 05/12/35 ............. 1,068 1,079,049
Dell International LLC
4.75%, 04/01/28 ................... 146 146,866
4.15%, 02/15/29 ................... 100 99,269
4.50%, 02/15/31 ................... 321 317,785
4.75%, 10/06/32 ................... 552 545,911
5.50%, 04/01/35 ................... 314 319,474
Hewlett Packard Enterprise Co.
4.40%, 10/15/30 ................... 196 192,715
5.25%, 04/01/33 ................... 159 159,511
5.00%, 10/15/34 ................... 359 350,786
NetApp, Inc., 5.70%, 03/17/35 ............ 100 102,189
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25%, 12/15/29 ................... 241 251,865
5.88%, 07/15/30 ................... 208 212,515

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
8.50%, 07/15/31 ................... USD 926 $ 969,965
5.75%, 12/01/34 ................... 147 149,527
4,897,427
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(c)
.................. EUR 777 907,447
5.25%, 07/15/32
(b)
.................. 686 801,169
10.00%, (10.00% Cash or 10.75% PIK),
07/15/33
(b)(j)
.................... USD 2,348 2,508,058
Crocs, Inc.
(b)
4.25%, 03/15/29 ................... 745 723,255
4.13%, 08/15/31 ................... 280 260,550
European TopSoho SARL, Series SMCP, 4.00%,
09/21/21
(c)(e)(k)(m)
.................... EUR 1,300 1,151,758
Levi Strauss & Co., 4.00%, 08/15/30
(b)
....... 190 222,706
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.95%, 07/01/29
(a)(c)
............... 1,838 2,171,051
VF Corp.
4.25%, 03/07/29 ................... 896 1,050,617
0.63%, 02/25/32 ................... 453 425,010
10,221,621
Tobacco — 0.2%
Altria Group, Inc.
4.50%, 08/06/30 ................... USD 115 114,499
2.45%, 02/04/32 ................... 3,909 3,440,789
6.88%, 11/01/33 ................... 700 777,016
5.25%, 08/06/35 ................... 58 57,935
BAT Capital Corp.
2.26%, 03/25/28 ................... 538 517,115
4.91%, 04/02/30 ................... 388 392,044
6.34%, 08/02/30 ................... 216 230,274
5.83%, 02/20/31 ................... 475 496,941
6.42%, 08/02/33 ................... 995 1,080,339
6.00%, 02/20/34 ................... 439 464,471
BAT International Finance plc, 5.93%, 02/02/29 1,472 1,525,872
Philip Morris International, Inc.
5.63%, 11/17/29 ................... 100 103,704
4.38%, 04/30/30 ................... 1,628 1,620,320
4.75%, 11/01/31 ................... 3,643 3,664,711
4.25%, 10/29/32 ................... 458 445,411
5.63%, 09/07/33 ................... 305 318,553
4.88%, 04/30/35 ................... 126 124,466
4.88%, 04/29/36 ................... 3,840 3,758,643
Reynolds American, Inc., 5.70%, 08/15/35 .... 125 128,663
19,261,766
Trading Companies & Distributors — 0.3%
Aviation Capital Group LLC
(b)
1.95%, 09/20/26 ................... 1,644 1,628,781
4.80%, 10/24/30 ................... 4,045 4,016,775
FTAI Aviation Investors LLC
(b)
5.50%, 05/01/28 ................... 570 569,765
7.88%, 12/01/30 ................... 265 278,244
7.00%, 05/01/31 ................... 3,959 4,097,256
7.00%, 06/15/32 ................... 3,377 3,485,864
5.88%, 04/15/33 ................... 2,416 2,402,392
GATX Corp., 3.50%, 03/15/28 ............ 1,225 1,203,338
Herc Holdings, Inc.
(b)
7.00%, 06/15/30 ................... 603 627,345
5.75%, 03/15/31 ................... 269 269,646
7.25%, 06/15/33 ................... 2,487 2,604,458
6.00%, 03/15/34 ................... 518 513,605
QXO Building Products, Inc., 6.75%, 04/30/32
(b)
3,088 3,149,885
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Sumisho Air Lease Corp.
5.85%, 12/15/27 ................... USD 765 $ 779,479
5.20%, 07/15/31 ................... 132 132,734
United Rentals North America, Inc.
(b)
6.00%, 12/15/29 ................... 1,242 1,262,961
5.38%, 11/15/33 ................... 1,468 1,451,533
WESCO Distribution, Inc.
(b)
5.25%, 04/15/31 ................... 363 362,774
6.63%, 03/15/32 ................... 70 72,497
6.38%, 03/15/33 ................... 995 1,027,728
5.50%, 04/15/34 ................... 861 858,785
30,795,845
Transportation Infrastructure — 0.0%
TAV Havalimanlari Holding A/S, 8.50%,
12/07/28
(c)
....................... 618 636,540
Water Utilities — 0.0%
American Water Capital Corp.
2.80%, 05/01/30 ................... 118 110,920
4.45%, 06/01/32 ................... 100 98,506
5.15%, 03/01/34 ................... 100 101,588
311,014
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.63%, 04/22/29 ... 1,257 1,224,632
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(c)
....................... 727 682,289
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 428 451,406
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
....................... 4,169 4,325,337
Eutelsat SA, 1.50%, 10/13/28
(c)
........... EUR 400 447,061
Maya SAS
7.00%, 10/15/28
(b)
.................. USD 369 371,523
5.38%, 04/15/30
(c)
.................. EUR 1,409 1,686,328
6.88%, 04/15/31
(c)
.................. 1,377 1,697,844
8.50%, 04/15/31
(b)
.................. USD 953 1,011,044
Rogers Communications, Inc., 3.80%, 03/15/32 593 554,101
SoftBank Group Corp.
(c)
5.00%, 04/15/28 ................... EUR 247 290,655
5.38%, 01/08/29 ................... 1,327 1,564,926
5.25%, 10/10/29 ................... 613 710,845
6.38%, 04/22/30 ................... 505 597,682
5.88%, 07/10/31 ................... 1,007 1,160,663
7.00%, 04/22/32 ................... 535 635,190
5.75%, 07/08/32 ................... 1,990 2,245,176
6.38%, 07/10/33 ................... 1,189 1,360,893
7.38%, 04/22/34 ................... 552 653,779
TDC Brands A/S, 8.00%, 04/30/31
(c)
........ 808 949,675
T-Mobile USA, Inc.
2.05%, 02/15/28 ................... USD 153 146,866
4.20%, 10/01/29 ................... 117 115,949
3.88%, 04/15/30 ................... 1,436 1,398,205
2.55%, 02/15/31 ................... 500 454,636
4.63%, 01/15/33 ................... 579 568,277
5.05%, 07/15/33 ................... 300 301,389
6.70%, 12/15/33 ................... 643 705,569
5.30%, 05/15/35 ................... 361 363,734
Veon Midco BV, 3.38%, 11/25/27
(b)
......... 662 643,894
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
.................. GBP 500 640,957
4.25%, 01/31/31
(b)
.................. USD 1,314 1,131,247
4.50%, 07/15/31
(c)
.................. GBP 2,011 2,354,070
4.75%, 07/15/31
(b)
.................. USD 400 346,039
5.63%, 04/15/32
(c)
.................. EUR 1,201 1,337,484
5.63%, 04/15/32
(c)
.................. 100 111,364
6.75%, 01/15/33
(b)
.................. USD 1,309 1,196,541

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a)(b)(j)(m)
........... USD 525 $ 448,380
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a)(b)(j)
............ 37 37,592
Zegona Finance plc
6.75%, 07/15/29
(c)
.................. EUR 2,492 3,038,567
37,961,809
Total Corporate Bonds — 20.4%
(Cost: $2,172,896,879) ............................ 2,163,028,504
Equity-Linked Notes
Aerospace & Defense — 0.3%
(b)(c)
BNP Paribas SA (L3Harris Technologies, Inc.),
21.79%, 05/14/26 .................. USD 7 2,167,618
BNP Paribas SA (Safran SA), 18.32%, 05/06/26 EUR 12 3,954,740
Citigroup, Inc. (Rolls-Royce Holdings plc),
27.72%, 06/12/26 .................. GBP 280 4,469,078
Citigroup, Inc. (Safran SA), 30.81%, 06/05/26 .. EUR 12 3,932,013
Morgan Stanley & Co. LLC (Lockheed Martin
Corp.), 19.78%, 05/11/26 ............. USD 3 1,513,128
Royal Bank of Canada (Textron, Inc.),
20.17%, 05/04/26 .................. 19 1,845,619
Societe Generale SA (Boeing Co. (The)),
35.77%, 06/01/26 .................. 24 5,329,715
UBS AG (AAR Corp.), 32.63%, 06/08/26 ..... EUR 5 1,028,334
UBS AG ( Rolls-Royce Holdings plc),
26.93%, 06/05/26 .................. GBP 279 4,548,328
UBS AG (RTX Corp.), 21.10%, 06/04/26 ..... USD 8 1,503,615
30,292,188
Air Freight & Logistics — 0.1%
Nomura Holdings, Inc. (FedEx Corp.),
22.40%, 06/18/26
(b)(c)
................ 21 8,541,474
Automobile Components — 0.1%
(b)(c)
BNP Paribas SA (Autoliv, Inc.), 35.06%, 06/12/26 EUR 13 5,837,090
Societe Generale SA (Aptiv plc),
34.69%, 06/01/26 .................. USD 36 2,143,022
UBS AG (Autoliv, Inc.), 36.44%, 06/05/26 ..... EUR 13 5,730,408
13,710,520
Automobiles — 0.1%
(b)(c)
BNP Paribas SA ( Tesla, Inc.), 19.63%, 05/12/26 USD 2 739,868
Morgan Stanley & Co. LLC (Toyota Motor Corp.)
35.28%, 05/22/26 .................. 17 3,410,019
15.65%, 06/16/26 .................. 16 3,203,004
Royal Bank of Canada (Tesla, Inc.),
20.62%, 05/19/26 .................. 2 738,061
Royal Bank of Canada (Toyota Motor Corp.),
18.89%, 06/09/26 .................. 17 3,234,763
Societe Generale SA (Toyota Motor Corp.),
18.60%, 06/02/26 .................. 17 3,329,842
14,655,557
Banks — 0.7%
(b)(c)
Barclays Bank plc (Banco Santander SA),
30.66%, 06/02/26 .................. 486 5,916,921
Barclays Bank plc ( Mitsubishi UFJ Financial
Group, Inc.), 20.92%, 06/10/26 ......... 193 3,462,150
BMO Capital Markets Corp. (Bank of America
Corp.), 16.48%, 05/20/26 ............. 65 3,270,992
BNP Paribas SA ( Mitsubishi UFJ Financial
Group, Inc.), 23.57%, 06/03/26 ......... 258 4,640,654
Citigroup, Inc. (Bank of America Corp.),
17.69%, 05/13/26 .................. 65 3,268,860
JPMorgan Structured Products BV (Citigroup,
Inc.), 23.59%, 06/17/26 ............... 68 8,829,508
Security
Par (000)
Par (000) Value
Banks (continued)
Nomura Holdings, Inc. (Banco Santander SA),
34.97%, 05/22/26 .................. USD 508 $ 5,796,288
Royal Bank of Canada (HSBC Holdings plc),
28.48%, 05/20/26 .................. 119 9,953,109
Royal Bank of Canada ( Mitsubishi UFJ Financial
Group, Inc.), 30.89%, 05/20/26 ......... 205 3,514,174
Societe Generale SA (Citigroup, Inc.),
22.05%, 05/08/26 .................. 72 8,527,750
Societe Generale SA (Citizens Financial Group,
Inc.), 25.20%, 06/04/26 ............... 57 3,707,481
Societe Generale SA (First Citizens BancShares,
Inc.), 20.82%, 05/21/26 ............... 3 6,312,108
Societe Generale SA (HSBC Holdings plc),
31.17%, 05/29/26 .................. 117 10,198,484
77,398,479
Beverages — 0.0%
(b)(c)
Barclays Bank plc (PepsiCo, Inc.),
19.39%, 05/26/26 .................. 13 2,064,628
Royal Bank of Canada (Keurig Dr Pepper, Inc.),
24.56%,  05/04/26 .................. 97 2,734,609
4,799,237
Biotechnology — 0.0%
(b)(c)
BMO Capital Markets Corp. ( Vertex
Pharmaceuticals, Inc.), 20.98%, 05/15/26 .. 2 1,057,097
Societe Generale SA (Vertex Pharmaceuticals,
Inc.), 15.82%, 05/27/26 ............... 3 1,091,589
2,148,686
Broadline Retail — 0.4%
(b)(c)
Barclays Bank plc (Amazon.com, Inc.)
20.60%, 05/18/26 .................. 44 10,022,939
17.61%, 06/16/26 .................. 38 9,842,039
Canadian Imperial Bank of Commerce (Amazon.
com, Inc.), 21.40%, 06/09/26
(a)
.......... 39 9,804,867
JPMorgan Structured Products BV (Amazon.
com, Inc.), 21.54%, 05/29/26 ........... 39 9,004,284
38,674,129
Building Products — 0.0%
UBS AG (Fortune Brands Innovations, Inc.),
24.00%, 06/11/26
(b)(c)
................ 79 3,136,731
Capital Markets — 0.5%
(b)(c)
Barclays Bank plc (MSCI, Inc.),
18.59%, 06/03/26 .................. 6 3,808,052
Barclays Bank plc (State Street Corp.)
23.96%, 05/19/26 .................. 57 7,759,490
17.20%, 06/02/26 .................. 56 8,151,367
BMO Capital Markets Corp. (Bank of New York
Mellon Corp. (The)), 17.56%, 06/16/26 .... 11 1,416,949
BMO Capital Markets Corp. (MSCI, Inc.),
17.42%, 06/17/26 .................. 7 3,913,814
Canadian Imperial Bank of Commerce (Charles
Schwab Corp. (The)), 20.25%, 06/15/26
(a)
.. 67 6,138,423
Citigroup, Inc. ( Bank of New York Mellon Corp.
(The)), 15.94%, 06/03/26 ............. 10 1,397,265
Citigroup, Inc. (Moelis & Co.), 26.43%, 06/05/26 EUR 8 4,379,039
Morgan Stanley & Co. LLC (Carlyle Group, Inc.
(The)), 18.99%, 05/07/26 ............. USD 40 1,984,454
Toronto-Dominion Bank (The) (Intercontinental
Exchange, Inc.), 17.98%, 06/18/26 ....... 47 7,384,179
UBS AG (Moelis & Co.), 28.92%, 06/12/26 .... EUR 8 4,595,181
50,928,213

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.3%
(b)(c)
BMO Capital Markets Corp. (Ecolab, Inc.),
16.53%, 05/13/26 .................. USD 7 $ 1,776,924
BNP Paribas SA (Linde plc), 15.58%, 05/20/26 . 17 8,407,412
Canadian Imperial Bank of Commerce (PPG
Industries, Inc.), 22.60%, 05/26/26
(a)
...... 40 4,355,120
Citigroup, Inc. (Ecolab, Inc.), 14.68%, 06/10/26 . 6 1,708,603
Mizuho Markets Cayman LP ( Air Products &
Chemicals, Inc.), 20.62%, 06/01/26 ....... 8 2,431,557
Societe Generale SA (Linde plc),
13.24%, 05/29/26 .................. 17 8,376,254
27,055,870
Commercial Services & Supplies — 0.2%
(b)(c)
Citigroup, Inc. (Rentokil Initial plc),
35.65%, 05/11/26 .................. GBP 758 4,987,420
Morgan Stanley & Co. LLC (Rollins, Inc.),
18.78%, 06/10/26 .................. USD 124 6,944,206
Royal Bank of Canada (Rollins, Inc.),
15.46%, 05/13/26 .................. 134 7,400,999
19,332,625
Communications Equipment — 0.1%
(b)(c)
Barclays Bank plc (Arista Networks, Inc.),
30.27%, 05/05/26 .................. 8 1,192,730
JPMorgan Structured Products BV (Cisco
Systems, Inc.), 21.48%, 06/17/26 ........ 29 2,584,269
Mizuho Markets Cayman LP (Cisco Systems,
Inc.), 20.52%, 05/18/26 ............... 17 1,469,932
Morgan Stanley & Co. LLC (Arista Networks,
Inc.), 32.38%, 06/03/26 ............... 8 1,295,590
Morgan Stanley & Co. LLC (Cisco Systems, Inc.),
21.46%, 06/10/26 .................. 28 2,547,837
9,090,358
Consumer Finance — 0.2%
JPMorgan Structured Products BV (Capital One
Financial Corp.)
(b)(c)
29.65%, 05/14/26 .................. 8 1,450,003
26.56%, 05/27/26 .................. 51 9,767,394
25.17%, 06/17/26 .................. 49 9,494,308
20,711,705
Consumer Staples Distribution & Retail — 0.5%
(b)(c)
BMO Capital Markets Corp. (Costco Wholesale
Corp.), 14.29%, 05/15/26 ............. 11 11,143,805
BNP Paribas SA (Costco Wholesale Corp.),
13.57%, 05/08/26 .................. 11 11,209,163
BNP Paribas SA (Dollar General Corp.),
22.61%, 05/26/26 .................. 50 5,807,719
BNP Paribas SA (Walmart, Inc.)
17.15%, 05/12/26 .................. 72 9,353,202
18.33%, 05/21/26 .................. 71 9,076,847
JPMorgan Structured Products BV (Walmart,
Inc.), 17.06%, 06/24/26 ............... 69 8,770,409
55,361,145
Containers & Packaging — 0.2%
(b)(c)
Citigroup, Inc. (Packaging Corp. of America),
18.08%, 06/10/26 .................. 9 1,983,483
Citigroup, Inc. (Smurfit WestRock plc),
22.22%, 05/11/26 .................. EUR 33 1,669,353
JPMorgan Structured Products BV (Packaging
Corp. of America), 24.29%, 06/24/26 ...... USD 9 1,981,085
Morgan Stanley & Co. LLC (Avery Dennison
Corp.), 14.93%, 06/03/26 ............. 21 3,541,488
Royal Bank of Canada (Avery Dennison Corp.),
16.82%, 05/12/26 .................. 24 3,863,494
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Royal Bank of Canada (Crown Holdings, Inc.),
20.87%, 05/14/26 .................. USD 40 $ 3,931,853
16,970,756
Distributors — 0.0%
(b)(c)
Barclays Bank plc (Genuine Parts Co.),
26.05%, 06/09/26 .................. 19 2,066,214
Societe Generale SA (Genuine Parts Co.),
18.44%, 05/29/26 .................. 20 2,103,654
4,169,868
Diversified Telecommunication Services — 0.1%
(b)(c)
Mizuho Markets Cayman LP (Comcast Corp.),
23.82%, 06/04/26 .................. 109 2,996,581
Royal Bank of Canada (Verizon Communications,
Inc.)
24.99%, 05/04/26 .................. 40 1,926,047
14.01%, 06/16/26 .................. 63 2,988,917
Societe Generale SA (Verizon Communications,
Inc.), 25.40%, 05/05/26 ............... 65 3,134,237
11,045,782
Electric Utilities — 0.4%
(b)(c)
BMO Capital Markets Corp. (Duke Energy Corp.),
18.05%, 06/17/26 .................. 72 9,288,433
Citigroup, Inc. (Duke Energy Corp.),
14.17%, 06/10/26 .................. 72 9,592,982
Morgan Stanley & Co. LLC (American Electric
Power Co., Inc.), 23.04%, 06/23/26 ....... 18 2,386,384
Royal Bank of Canada (FirstEnergy Corp.),
11.47%, 05/08/26 .................. 25 1,187,066
Societe Generale SA (FirstEnergy Corp.),
14.63%,  05/15/26 .................. 25 1,163,575
UBS AG (Evergy, Inc.), 22.20%, 06/11/26 ..... 54 4,473,121
UBS AG (Iberdrola SA)
9.35%, 06/05/26 ................... EUR 223 5,244,116
8.64%, 06/12/26 ................... 213 4,992,894
38,328,571
Electrical Equipment — 0.2%
(b)(c)
Barclays Bank plc (AMETEK, Inc.),
16.31%, 05/05/26 .................. USD 17 3,850,123
Barclays Bank plc (GE Vernova, Inc.),
28.16%, 05/19/26 .................. 2 2,179,546
BNP Paribas SA (ABB Ltd.), 21.16%, 06/05/26 . CHF 53 5,110,661
Citigroup, Inc. (ABB Ltd.), 23.63%, 05/06/26 ... 53 4,835,488
Morgan Stanley & Co. LLC (AMETEK, Inc.),
14.05%, 06/03/26 .................. USD 15 3,610,939
Societe Generale SA (GE Vernova, Inc.),
30.24%, 05/27/26 .................. 2 2,209,362
21,796,119
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce (CDW
Corp.), 34.40%, 06/01/26 ............. 39 5,136,082
JPMorgan Structured Products BV (Corning,
Inc.), 45.94%, 06/17/26 ............... 6 1,053,436
Mizuho Markets Cayman LP (Amphenol Corp.),
33.11%, 05/13/26 .................. 10 1,464,046
Morgan Stanley & Co. LLC (Corning, Inc.),
24.42%, 06/09/26 .................. 6 1,006,369
Societe Generale SA (Amphenol Corp.),
27.05%, 05/27/26 .................. 11 1,484,822
10,144,755
Energy Equipment & Services — 0.2%
(b)(c)
Barclays Bank plc (Baker Hughes Co.),
22.88%, 05/08/26 .................. 97 6,182,141
Barclays Bank plc (SLB Ltd.), 23.27%, 05/19/26 68 3,748,846

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
BMO Capital Markets Corp. (Baker Hughes Co.),
24.79%, 06/16/26 .................. USD 87 $ 6,046,172
Royal Bank of Canada (SLB Ltd.),
24.46%, 05/27/26 .................. 69 3,906,911
19,884,070
Entertainment — 0.1%
Toronto-Dominion Bank (The) (Walt Disney Co.
(The)), 21.29%, 05/07/26
(b)(c)
........... 52 5,231,584
Financial Services — 0.3%
(b)(c)
Barclays Bank plc (Mastercard, Inc.),
19.66%, 05/12/26 .................. 6 3,172,928
Barclays Bank plc (Visa, Inc.), 15.62%, 05/20/26 13 4,217,444
BMO Capital Markets Corp. (Berkshire Hathaway,
Inc.), 9.91%, 06/16/26 ............... 8 3,548,819
BMO Capital Markets Corp. (Mastercard, Inc.),
17.49%, 05/19/26 .................. 6 3,197,246
BNP Paribas SA (Visa, Inc.), 17.36%, 05/29/26 . 14 4,309,610
Royal Bank of Canada (Berkshire Hathaway,
Inc.), 8.84%, 05/08/26 ............... 8 3,718,086
Toronto-Dominion Bank (The) (Fidelity National
Information Services, Inc.), 19.15%, 06/04/26 120 5,538,630
27,702,763
Food Products — 0.2%
(b)(c)
BNP Paribas SA (Nestle SA), 28.40%, 06/12/26 CHF 89 9,139,670
Citigroup, Inc. (Nestle SA), 29.93%, 06/05/26 .. 90 9,208,492
Morgan Stanley & Co. LLC (Lamb Weston
Holdings, Inc.), 25.99%, 05/07/26 ........ USD 38 1,648,641
19,996,803
Ground Transportation — 0.0%
(b)(c)
HSBC Bank plc (Union Pacific Corp.),
16.60%, 06/11/26 .................. 4 1,073,729
Royal Bank of Canada (Uber Technologies, Inc.)
21.95%, 06/09/26 .................. 15 1,136,263
21.14%, 06/24/26 .................. 15 1,109,399
Societe Generale SA (CSX Corp.),
22.44%, 06/01/26 .................. 25 1,110,912
4,430,303
Health Care Equipment & Supplies — 0.2%
(b)(c)
Bank of Montreal (GE HealthCare Technologies,
Inc.), 23.11%, 05/27/26 ............... 19 1,197,659
BMO Capital Markets Corp. ( GE HealthCare
Technologies, Inc.), 23.43%, 05/15/26 ..... 18 1,118,629
BMO Capital Markets Corp. (Medtronic plc),
17.87%, 05/04/26 .................. 69 5,604,746
BNP Paribas SA (Becton Dickinson & Co.),
21.98%, 05/14/26 .................. 28 4,154,022
Morgan Stanley & Co. LLC (Baxter International,
Inc.), 22.85%, 06/23/26 ............... 286 5,121,870
17,196,926
Health Care Providers & Services — 0.9%
(b)(c)
Barclays Bank plc (Cardinal Health, Inc.)
19.03%, 05/28/26 .................. 26 5,077,222
16.50%, 06/09/26 .................. 15 3,042,853
BMO Capital Markets Corp. (Cencora, Inc.)
16.26%, 05/13/26 .................. 27 8,316,811
18.58%, 06/16/26 .................. 26 7,988,551
BMO Capital Markets Corp. (HCA Healthcare,
Inc.)
20.53%, 05/13/26 .................. 16 7,083,591
19.77%, 05/20/26 .................. 16 6,964,162
BMO Capital Markets Corp. (McKesson Corp.),
16.80%,  05/19/26 .................. 8 6,954,596
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BMO Capital Markets Corp. (Universal Health
Services, Inc.), 22.86%, 05/15/26 ........ USD 22 $ 3,760,327
BNP Paribas SA (CVS Health Corp.),
21.13%, 06/25/26 .................. 124 10,204,834
BNP Paribas SA (UnitedHealth Group, Inc.),
15.91%, 06/10/26 .................. 21 7,794,584
Goldman Sachs International (Cardinal Health,
Inc.), 22.18%, 05/15/26 ............... 16 3,068,933
Goldman Sachs International (UnitedHealth
Group, Inc.), 25.72%, 05/20/26 ......... 23 6,838,941
JPMorgan Structured Products BV (Elevance
Health, Inc.), 27.37%, 05/14/26 ......... 11 3,603,459
Morgan Stanley & Co. LLC (McKesson Corp.),
15.55%, 05/12/26 .................. 8 6,811,878
Nomura Holdings, Inc. ( Universal Health
Services, Inc.), 23.56%, 06/03/26 ........ 22 3,742,846
91,253,588
Health Care REITs — 0.0%
Royal Bank of Canada (Healthcare Realty Trust,
Inc.), 22.57%, 06/11/26
(b)(c)
............. 113 2,085,324
Hotels, Restaurants & Leisure — 0.0%
(b)(c)
BNP Paribas SA (Domino's Pizza, Inc.),
20.08%, 06/09/26 .................. 7 2,377,742
Goldman Sachs International (Domino's Pizza,
Inc.), 16.63%, 06/02/26 ............... 7 2,422,782
4,800,524
Household Products — 0.1%
(b)(c)
BNP Paribas SA (Energizer Holdings, Inc.),
30.98%, 06/12/26 .................. EUR 25 5,289,841
Citigroup, Inc. (Energizer Holdings, Inc.),
28.16%, 06/05/26 .................. 23 4,806,016
10,095,857
Industrial Conglomerates — 0.1%
(b)(c)
BNP Paribas SA (Siemens AG),
19.62%, 06/12/26 .................. 25 7,262,670
Citigroup, Inc. (Siemens AG), 16.53%, 06/05/26 24 6,714,396
13,977,066
Industrial REITs — 0.0%
(b)(c)
BMO Capital Markets Corp. (Rexford Industrial
Realty, Inc.), 16.82%, 06/15/26 ......... USD 72 2,599,944
Royal Bank of Canada (STAG Industrial, Inc.),
16.22%, 05/11/26 .................. 50 1,921,797
4,521,741
Insurance — 0.2%
(b)(c)
BMO Capital Markets Corp. (Hartford Insurance
Group, Inc. (The))
13.71%, 05/13/26 .................. 59 8,072,354
13.17%, 06/17/26 .................. 57 7,854,571
JPMorgan Structured Products BV (American
International Group, Inc.), 19.23%, 05/21/26 . 19 1,444,842
JPMorgan Structured Products BV (Arthur J
Gallagher & Co.), 23.14%, 05/21/26 ...... 13 2,796,616
Morgan Stanley & Co. LLC (Fidelity National
Financial, Inc.), 26.36%, 06/18/26 ........ 45 2,339,501
Royal Bank of Canada ( Fidelity National
Financial, Inc.), 29.56%, 06/11/26 ........ 14 742,792
23,250,676
Interactive Media & Services — 0.9%
(b)(c)
Barclays Bank plc (Alphabet, Inc.),
20.17%, 06/02/26 .................. 41 14,027,657
BMO Capital Markets Corp. (Alphabet, Inc.),
20.17%, 05/15/26 .................. 43 13,818,694

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Goldman Sachs International (Alphabet, Inc.),
16.17%, 05/22/26 .................. USD 42 $ 13,393,420
HSBC Bank plc (Meta Platforms, Inc.),
20.70%, 06/15/26 .................. 12 7,582,528
JPMorgan Structured Products BV (Alphabet,
Inc.), 21.24%, 06/11/26 ............... 25 8,822,064
Morgan Stanley & Co. LLC (Alphabet, Inc.),
18.08%, 05/08/26 .................. 42 13,946,060
Royal Bank of Canada (Meta Platforms, Inc.),
22.54%, 05/15/26 .................. 17 10,150,215
Societe Generale SA (Meta Platforms, Inc.),
22.22%, 05/05/26 .................. 17 10,543,543
92,284,181
IT Services — 0.0%
(b)(c)
BMO Capital Markets Corp. (Accenture plc)
24.99%, 05/13/26 .................. 5 877,113
23.07%, 05/27/26 .................. 5 903,390
BMO Capital Markets Corp. (International
Business Machines Corp.), 20.27%, 06/17/26 7 1,591,591
Societe Generale SA (International Business
Machines Corp.), 21.20%, 05/08/26 ...... 7 1,638,877
5,010,971
Leisure Products — 0.0%
Barclays Bank plc (Hasbro, Inc.),
25.55%, 05/28/26
(b)(c)
................ 29 2,708,826
Machinery — 0.4%
(b)(c)
BMO Capital Markets Corp. (PACCAR, Inc.),
21.67%, 06/15/26 .................. 28 3,349,272
Morgan Stanley & Co. LLC (CNH Industrial NV),
14.29%, 05/07/26 .................. 109 1,164,602
Morgan Stanley & Co. LLC (Fortive Corp.),
34.56%, 06/23/26 .................. 30 1,840,746
Nomura Holdings, Inc. (Nordson Corp.),
12.30%, 05/27/26 .................. 21 6,010,255
Royal Bank of Canada (Nordson Corp.)
16.87%, 05/12/26 .................. 21 6,011,119
14.03%, 05/19/26 .................. 22 6,053,500
Societe Generale SA (Otis Worldwide Corp.)
12.80%, 05/08/26 .................. 72 5,630,530
12.28%, 05/15/26 .................. 70 5,468,925
Toronto-Dominion Bank (The) (Middleby Corp.
(The)), 24.08%, 05/26/26 ............. 11 1,502,188
37,031,137
Media — 0.1%
(b)(c)
Barclays Bank plc (Charter Communications,
Inc.), 29.95%, 06/09/26 ............... 13 2,256,726
Barclays Bank plc (Omnicom Group, Inc.),
17.79%, 05/12/26 .................. 51 3,922,658
BNP Paribas SA (Charter Communications, Inc.),
38.63%, 05/29/26 .................. 14 2,347,818
Royal Bank of Canada (Omnicom Group, Inc.),
20.71%, 05/19/26 .................. 52 3,973,585
12,500,787
Metals & Mining — 0.2%
(b)(c)
Barclays Bank plc (Freeport-McMoRan, Inc.),
33.46%, 06/15/26 .................. 36 2,157,760
Morgan Stanley & Co. LLC (BHP Group Ltd.),
24.67%, 05/22/36 .................. 94 7,030,353
Societe Generale SA (Barrick Mining Corp.),
34.04%, 06/01/26 .................. 46 1,855,156
Societe Generale SA (BHP Group Ltd.),
20.30%, 06/02/26 .................. 94 7,199,528
18,242,797
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.2%
(b)(c)
BMO Capital Markets Corp. (Dominion Energy,
Inc.), 22.65%, 06/11/26 ............... USD 81 $ 5,093,630
BNP Paribas SA (DTE Energy Co.),
16.40%, 06/05/26 .................. EUR 125 4,078,133
Canadian Imperial Bank of Commerce (DTE
Energy Co.), 20.28%, 06/11/26
(a)
........ USD 29 4,288,188
UBS AG (DTE Energy Co.), 34.20%, 05/06/26 . EUR 129 4,192,717
17,652,668
Oil, Gas & Consumable Fuels — 0.7%
(b)(c)
Barclays Bank plc (Suncor Energy, Inc.),
37.20%, 06/12/26 .................. 19 5,937,876
BNP Paribas SA (Exxon Mobil Corp.),
14.64%, 05/12/26 .................. USD 42 6,458,816
Citigroup, Inc. (Suncor Energy, Inc.),
25.69%, 06/05/26 .................. EUR 17 5,335,411
Morgan Stanley & Co. LLC (Shell plc),
24.34%, 05/22/26 .................. USD 102 9,286,175
Nomura Holdings, Inc. (Exxon Mobil Corp.),
20.77%, 05/20/26 .................. 43 6,576,968
Royal Bank of Canada (Chevron Corp.),
19.61%, 05/07/26 .................. 22 4,226,443
Royal Bank of Canada (EQT Corp.),
24.42%, 06/23/26 .................. 57 3,420,560
Royal Bank of Canada (TotalEnergies SE),
12.30%, 06/05/26 .................. EUR 74 6,866,444
Societe Generale SA (Marathon Petroleum
Corp.), 28.92%, 06/04/26 ............. USD 7 1,612,424
Societe Generale SA (Shell plc),
22.47%, 05/29/26 .................. 101 9,231,325
UBS AG (BP plc), 28.35%, 05/11/26 ........ GBP 908 7,255,303
UBS AG (TotalEnergies SE), 14.53%, 06/12/26 . EUR 68 6,210,745
72,418,490
Personal Care Products — 0.1%
(b)(c)
Barclays Bank plc (Unilever plc),
19.49%, 06/02/26 .................. USD 75 4,384,934
Royal Bank of Canada (Unilever plc),
23.46%, 05/22/26 .................. 77 4,554,178
8,939,112
Pharmaceuticals — 0.7%
(b)(c)
BNP Paribas SA (AstraZeneca plc),
18.28%, 05/20/26 .................. 53 9,932,406
Citigroup, Inc. (Roper Technologies, Inc.),
10.54%, 06/05/26 .................. CHF 24 9,938,762
Nomura Holdings, Inc. (Johnson & Johnson),
17.21%, 05/28/26 .................. USD 16 3,633,852
Repligen Corp. (Novartis AG), 17.00%, 05/22/26 67 9,923,671
Royal Bank of Canada (Roper Technologies,
Inc.), 11.85%, 06/12/26 ............... CHF 24 9,565,033
Societe Generale SA (AstraZeneca plc),
15.25%, 05/29/26 .................. USD 54 10,261,587
Societe Generale SA (Merck & Co., Inc.),
16.10%, 05/21/26 .................. 63 6,905,888
Societe Generale SA (Novartis AG),
14.02%, 06/02/26 .................. 66 9,845,198
70,006,397
Professional Services — 0.0%
BMO Capital Markets Corp. (SS&C Technologies
Holdings, Inc.), 17.75%, 05/07/26
(b)(c)
...... 69 4,819,379
Residential REITs — 0.1%
(b)(c)
Barclays Bank plc (Essex Property Trust, Inc.),
9.87%, 06/10/26 ................... 12 3,093,103
BMO Capital Markets Corp. (UDR, Inc.),
23.27%, 05/05/26 .................. 67 2,447,964

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Morgan Stanley & Co. LLC (UDR, Inc.),
11.81%, 06/10/26 .................. USD 64 $ 2,281,978
Royal Bank of Canada (Essex Property Trust,
Inc.), 26.16%, 05/15/26 ............... 12 3,088,079
Societe Generale SA (AvalonBay Communities,
Inc.), 20.58%, 06/01/26 ............... 13 2,233,283
13,144,407
Retail REITs — 0.1%
(b)(c)
BNP Paribas SA (Simon Property Group, Inc.),
12.05%, 06/10/26 .................. 14 2,795,350
Societe Generale SA (Simon Property Group,
Inc.), 19.92%, 05/05/26 ............... 15 2,922,571
5,717,921
Semiconductors & Semiconductor Equipment — 1.8%
(b)(c)
Barclays Bank plc (Intel Corp.), 39.84%, 06/15/26 28 2,117,051
Barclays Bank plc (KLA Corp.), 30.15%, 06/09/26 1 1,782,115
Barclays Bank plc (Micron Technology, Inc.),
30.72%, 05/19/26 .................. 9 4,128,014
Barclays Bank plc (NVIDIA Corp.)
22.04%, 05/13/26 .................. 95 17,549,466
23.25%, 06/10/26 .................. 89 17,706,849
Barclays Bank plc (QUALCOMM, Inc.),
21.26%, 06/03/26 .................. 8 1,208,424
Barclays Bank plc (Texas Instruments, Inc.),
22.66%, 06/09/26 .................. 7 1,730,270
BMO Capital Markets Corp. (Analog Devices,
Inc.), 28.35%, 06/16/26 ............... 4 1,549,912
BMO Capital Markets Corp. (Applied Materials,
Inc.)
31.76%, 05/13/26 .................. 6 2,471,263
30.16%, 05/27/26 .................. 7 2,457,611
BMO Capital Markets Corp. (Broadcom, Inc.),
26.74%, 05/13/26 .................. 37 12,815,668
BMO Capital Markets Corp. (Lam Research
Corp.), 33.39%, 05/27/26 ............. 10 2,521,526
BMO Capital Markets Corp. (Texas Instruments,
Inc.), 27.00%, 05/07/26 ............... 31 6,400,875
BNP Paribas SA (NVIDIA Corp.),
25.81%, 05/29/26 .................. 95 16,849,985
Citigroup, Inc. (Broadcom, Inc.),
31.18%, 06/16/26 .................. 24 9,997,464
Citigroup, Inc. (Intel Corp.), 34.75%, 05/15/26 .. 35 1,852,359
Goldman Sachs International (KLA Corp.),
32.59%, 06/02/26 .................. 1 1,823,875
JPMorgan Structured Products BV (Advanced
Micro Devices, Inc.), 33.67%, 05/22/26 .... 12 2,874,149
JPMorgan Structured Products BV (ASML
Holding NV), 30.28%, 05/29/26 ......... 9 12,420,149
JPMorgan Structured Products BV
(QUALCOMM, Inc.), 30.99%, 06/24/26 .... 8 1,226,554
Mizuho Markets Cayman LP (Taiwan
Semiconductor Manufacturing Co. Ltd.),
37.07%, 06/04/26 .................. 5 1,855,334
Morgan Stanley & Co. LLC (ASML Holding NV),
34.06%, 05/20/26 .................. 7 9,556,261
Morgan Stanley & Co. LLC (Lam Research
Corp.), 38.14%, 05/19/26 ............. 10 2,633,813
Morgan Stanley & Co. LLC (Micron Technology,
Inc.), 36.33%, 05/27/26 ............... 9 3,725,014
Morgan Stanley & Co. LLC (NVIDIA Corp.)
23.38%, 05/20/26 .................. 95 17,142,573
16.67%, 06/18/26 .................. 7 1,392,199
Royal Bank of Canada (ASML Holding NV),
28.09%, 06/09/26 .................. 6 9,377,255
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Royal Bank of Canada (Texas Instruments, Inc.),
23.74%, 06/24/26 .................. USD 7 $ 2,019,127
Societe Generale SA ( Advanced Micro Devices,
Inc.), 29.72%, 06/02/26 ............... 12 3,119,351
Societe Generale SA (Analog Devices, Inc.),
19.50%, 05/05/26 .................. 4 1,396,095
Societe Generale SA (Broadcom, Inc.),
30.49%, 05/05/26 .................. 24 8,722,847
Societe Generale SA (Intel Corp.),
33.46%, 05/08/26 .................. 34 1,908,913
Toronto-Dominion Bank (The) (Applied Materials,
Inc.), 27.97%, 06/04/26 ............... 6 2,424,111
186,756,472
Software — 0.8%
(b)(c)
Barclays Bank plc (Microsoft Corp.),
16.95%, 05/13/26 .................. 29 11,611,738
Barclays Bank plc (Palantir Technologies, Inc.),
29.93%, 05/19/26 .................. 16 2,254,348
Barclays Bank plc (SAP SE), 39.96%, 06/02/26 36 5,996,015
BMO Capital Markets Corp. (Crowdstrike
Holdings, Inc.), 19.79%, 05/29/26 ........ 2 758,356
BMO Capital Markets Corp. (Intuit, Inc.)
23.74%, 05/05/26 .................. 2 785,804
21.71%, 06/17/26 .................. 2 759,036
BMO Capital Markets Corp. (Microsoft Corp.),
16.99%, 05/20/26 .................. 29 11,418,807
BMO Capital Markets Corp. (Oracle Corp.),
44.28%, 05/12/26 .................. 13 2,088,777
BNP Paribas SA (Adobe, Inc.), 21.73%,  05/22/26 3 767,592
BNP Paribas SA (Microsoft Corp.),
20.99%, 05/28/26 .................. 23 8,834,381
BNP Paribas SA (Palantir Technologies, Inc.),
31.21%, 05/27/26 .................. 17 2,354,201
BNP Paribas SA (Salesforce, Inc.),
27.98%, 06/06/26 .................. 7 1,219,605
Citigroup, Inc. (Microsoft Corp.),
20.96%, 06/17/26 .................. 27 11,103,603
Citigroup, Inc. (ServiceNow, Inc.)
24.73%, 06/03/26 .................. 7 661,575
24.99%, 06/17/26 .................. 7 637,089
HSBC Bank plc (Microsoft Corp.),
19.46%,  06/09/26 .................. 28 10,862,517
JPMorgan Structured Products BV (Palo Alto
Networks, Inc.), 23.78%, 06/17/26 ....... 5 992,616
JPMorgan Structured Products BV (Workday,
Inc.), 33.85%, 05/14/26 ............... 15 1,824,376
Morgan Stanley & Co. LLC (AppLovin Corp.),
20.38%, 06/16/26 .................. 2 834,397
Morgan Stanley & Co. LLC (SAP SE),
39.72%, 05/22/26 .................. 37 6,265,618
Nomura Holdings, Inc. (Adobe, Inc.),
20.73%, 06/02/26 .................. 3 711,651
Nomura Holdings, Inc. ( Crowdstrike Holdings,
Inc.), 23.35%, 06/03/26 ............... 2 707,784
Nomura Holdings, Inc. (Salesforce, Inc.),
22.62%, 05/05/26 .................. 8 1,329,241
Royal Bank of Canada (AppLovin Corp.),
21.90%, 06/03/26 .................. 2 769,754
Royal Bank of Canada (Palo Alto Networks, Inc.),
20.07%, 05/08/26 .................. 6 1,024,582
Societe Generale SA (Oracle Corp.),
43.42%, 05/05/26 .................. 12 1,992,893
88,566,356

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs — 0.0%
Royal Bank of Canada (Crown Castle, Inc.),
22.42%, 05/07/26
(b)(c)
................ USD 16 $ 1,387,882
Specialty Retail — 0.5%
(b)(c)
BMO Capital Markets Corp. (AutoZone, Inc.),
18.48%, 06/16/26 .................. 1 3,195,765
BNP Paribas SA ( Home Depot, Inc. (The)),
15.60%, 05/12/26 .................. 33 10,776,972
Societe Generale SA (AutoZone, Inc.),
17.90%, 05/08/26 .................. 1 3,387,806
Societe Generale SA (Home Depot, Inc. (The))
17.59%, 05/05/26 .................. 33 10,939,879
14.84%, 05/18/26 .................. 13 4,219,689
Societe Generale SA (O'Reilly Automotive, Inc.)
19.51%, 05/05/26 .................. 95 9,448,905
14.97%, 05/12/26 .................. 98 9,535,712
51,504,728
Technology Hardware, Storage & Peripherals — 0.7%
(b)(c)
Barclays Bank plc (Apple, Inc.),
14.25%, 05/12/26 .................. 59 15,310,291
Barclays Bank plc ( Western Digital Corp.),
42.87%, 06/24/26 .................. 3 1,151,044
BMO Capital Markets Corp. (Apple, Inc.),
16.66%, 05/19/26 .................. 58 15,241,253
BMO Capital Markets Corp. (Hewlett Packard
Enterprise Co.), 33.95%, 06/15/26 ....... 158 4,591,154
Citigroup, Inc. (Apple, Inc.), 12.92%, 06/16/26 . 56 15,280,515
JPMorgan Structured Products BV (Seagate
Technology Holdings plc), 22.89%, 05/29/26 2 937,967
Morgan Stanley & Co. LLC ( Seagate Technology
Holdings plc), 23.05%, 05/22/26 ......... 2 993,722
Royal Bank of Canada (Apple, Inc.),
18.18%, 05/05/26 .................. 59 15,509,869
Toronto-Dominion Bank (The) (Western Digital
Corp.), 32.14%, 05/26/26 ............. 25 8,520,049
77,535,864
Textiles, Apparel & Luxury Goods — 0.0%
JPMorgan Structured Products BV (Swatch
Group AG (The)), 32.34%, 06/08/26
(b)(c)
.... CHF 12 2,746,516
Tobacco — 0.1%
Barclays Bank plc (British American Tobacco plc),
13.56%, 06/08/26
(b)(c)
................ GBP 119 6,951,678
Trading Companies & Distributors — 0.2%
(b)(c)
Morgan Stanley & Co. LLC (WESCO
International, Inc.), 19.60%, 06/23/26 ..... USD 24 8,001,826
Morgan Stanley & Co. LLC (WW Grainger, Inc.),
13.35%, 06/10/26 .................. 1 977,120
Societe Generale SA (Fastenal Co.)
20.44%, 05/08/26 .................. 174 7,838,916
20.73%, 05/15/26 .................. 173 7,840,236
24,658,098
Wireless Telecommunication Services — 0.0%
Royal Bank of Canada (Rogers Communications,
Inc.), 16.59%, 05/14/26
(b)(c)
............ 38 1,394,737
Total Equity-Linked Notes — 14.4%
(Cost: $1,501,604,541) ............................ 1,524,699,397
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Financial Services — 0.3%
(f)
AS HC LP - Note A - Assignment, Delayed Draw
1st Lien Term Loan, 5.75%
,
 05/09/30 ..... USD 17,889 $ 16,770,557
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27 ................... 13,200 13,251,681
Houston Center, 1st Lien Term Loan,
0.00%
,
 09/13/32
(p)
.................. 25,237 2
30,022,240
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan,
7.63%
,
 05/01/31 ................... 856 811,738
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan,
7.75%
,
 12/09/31 ................... 2,066 1,981,034
Total Fixed Rate Loan Interests — 0.3%
(Cost: $32,826,138) ............................... 32,815,012
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.45%
,
 06/24/30 ............. 1,582 1,588,786
Atlas CC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.43% 05/25/29 .............. 4,643 856,689
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor +
1.25%), 5.18% 05/25/29 .............. 632 111,167
Bleriot US Bidco, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
 10/31/30 ................... 1,225 1,228,148
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B, (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 7.79%
,
 08/03/29 ... 1,497 1,502,949
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 10/31/31 ............. 1,905 1,910,934
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 10/31/31 ............. 725 726,730
Kaman Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.95%
,
 02/26/32 ................... 675 677,603
Peraton Corp., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.51%
,
 02/01/28 ................... 1,844 1,572,825
Propulsion BC Finco SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.20%
,
 12/01/32 ............. 1,021 1,026,415
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.45%
,
 11/06/28 ........ 417 418,649
TransDigm, Inc., 1st Lien Term Loan J, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
 02/28/31 ................... 3,912 3,917,369
TransDigm, Inc., 1st Lien Term Loan L, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
 01/19/32 ................... 1,195 1,196,394

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan N, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
 02/14/33 ................... USD 1,360 $ 1,361,958
18,096,616
Automobile Components — 0.1%
(a)
Allison Transmission, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
 01/03/33 ............. 1,489 1,496,847
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%, 05/06/30 ........... 2,380 2,387,796
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%, 01/28/32 ........... 2,990 3,002,443
Garrett Motion Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
 01/30/32 ............ 928 928,976
Gates Corp., 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
 06/04/31 ................... 1,295 1,295,917
Gates Global LLC, 1st Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
 11/16/29 ................... 517 517,147
Realtruck Group, Inc., 1st Lien Term Loan A,
(6-mo. CME Term SOFR at 1.50% Floor +
4.75%), 8.52%
,
 01/31/31 ............. 316 178,110
Realtruck Group, Inc., 1st Lien Term Loan B,
(6-mo. CME Term SOFR at 0.00% Floor +
6.00%), 9.77%
,
 01/31/31 ............. 715 408,353
Tenneco, Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.76% -
8.80%
,
 11/17/28 ................... 1,652 1,649,753
11,865,342
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.90%
,
 01/22/31 ........ 887 884,633
Dealer Tire Financial LLC, 1st Lien Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65%
,
 07/02/31 ............. 1,785 1,776,770
2,661,403
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.05%, 01/24/29 ........... 694 388,428
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.20%, 01/24/29 ........... 1,279 1,271,930
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.80%, 01/24/30 ........... 976 199,750
Sazerac Co., Inc., 1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
 07/09/32 ................... 748 746,705
2,606,813
Biotechnology — 0.0%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan B,
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.17%
,
 01/28/33 ............. 1,301 1,304,461
PAREXEL International Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.40%
,
 12/12/31 ............ 1,953 1,952,622
3,257,083
Security
Par (000)
Par (000) Value
Broadline Retail — 0.0%
(a)
Boots Group Finco LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 08/30/32 ............. USD 2,274 $ 2,284,967
StubHub Holdco Sub LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.40%
,
 03/15/30 ............. 1,635 1,617,929
3,902,896
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
 05/14/29 ................... 202 202,883
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.40%
,
 09/08/32 ................... 2,600 2,594,432
CP Atlas Buyer, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.90%
,
 07/08/30 ............. 1,094 975,782
CP Iris Holdco I, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.65%
,
 10/27/32
(f)
.................. 1,545 1,521,354
Gibraltar Industries, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90% - 5.91%
,
 02/02/33
(f)
....... 375 374,616
Wilsonart LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.95%
,
 08/05/31 ................... 2,673 2,421,782
8,090,849
Capital Markets — 0.3%
(a)
Allspring Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.75%
,
 11/01/30 ................... 938 941,412
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 2.75%; 6-mo. CME Term SOFR
at 0.00% Floor + 2.75% at 0.00% Floor +
0.00%), 6.37% - 6.45%
,
 02/18/31 ........ 1,598 1,574,902
Aretec Group, Inc., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.65%
,
 08/09/30 ............. 702 703,488
Ascensus Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65%
,
 11/25/32 .............. 2,100 2,080,575
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7, (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
 12/20/29 ................... 1,864 1,865,979
BCPE Pequod Buyer, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
 11/25/31 .............. 1,506 1,488,934
Belron Finance 2019 LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.66%
,
 10/16/31 ............. 3,886 3,902,538
Chicago US MidCo III LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
 10/29/32 ............. 1,618 1,618,395
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.70%
,
 10/31/31 .. 2,898 2,907,263
Digicel International Finance Ltd., 1st Lien Term
Loan B, (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.16%
,
 08/09/32 ........ 899 899,111

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Focus Financial Partners LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.15%
,
 09/15/31 ........ USD 2,698 $ 2,675,357
Goodarz Holding Co. SARL, Delayed Draw 1st
Lien Term Loan, (1-mo. EURIBOR at 0.00%
Floor + 5.50%), 7.44%
,
 11/19/30
(f)
....... EUR 4,293 5,035,737
GTCR Everest Borrower LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.20%
,
 09/05/31 ............ USD 755 753,474
Hudson River Trading LLC, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.16%
,
 03/18/30 ............. 3,187 3,195,328
Jane Street Group LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 12/15/31 ............. 3,777 3,769,477
Jupiter Borrower, Inc., 1st Lien Term Loan B,
03/25/33
(q)
....................... 510 511,275
Osaic Holdings, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.20%
,
 07/30/32 ............. 1,996 1,994,543
35,917,788
Chemicals — 0.2%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.77%
,
 11/24/27
(f)
........... 553 503,287
Chemours Co. LLC, 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
 10/15/32 ............. 1,628 1,622,087
Derby Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
 11/01/30 ................... 1,056 1,056,846
Discovery Purchaser Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.41%
,
 10/04/29 ............. 1,918 1,897,954
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
 06/12/31 ........ 1,024 1,024,489
Element Solutions, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
 12/18/30 ............. 1,055 1,057,935
Fortis 333, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.15%
,
 03/29/32 ................... 1,342 1,321,619
HB Fuller Co., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
 02/15/30 ................... 1,779 1,785,211
Lonza Group AG, Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.72%
,
 07/03/28 ............. 2,017 1,862,891
Minerals Technologies, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 11/26/31
(f)
............. 1,257 1,258,148
Olympus Water US Holding Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.95%
,
 11/03/32 ............ 2,450 2,421,270
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 8.52%
,
 04/08/31 .. 1,606 936,638
Paint Intermediate III LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 10/09/31 ............. 679 679,819
Security
Par (000)
Par (000) Value
Chemicals (continued)
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.41%
,
 10/29/32 ........ USD 2,072 $ 2,084,308
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.66%
,
 08/02/30 ............. 975 975,548
WR Grace Holdings LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
 08/19/32 ............. 1,964 1,963,836
22,451,886
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.70%
,
 10/24/30 ........ 1,036 1,033,281
Allied Universal Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
 08/20/32 ............. 3,947 3,956,406
Anticimex Global AB, Facility 1st Lien Term Loan
B8, (1-day SOFR at 0.00% Floor + 2.90%),
6.56%
,
 11/17/31 ................... 767 768,447
Aramark Services, Inc., 1st Lien Term Loan B10,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
 06/24/30 ............. 1,531 1,536,607
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.70%
,
 04/01/32 ............ 1,204 1,159,132
Clean Harbors, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.17%
,
 10/11/32 ................... 1,144 1,150,871
Grant Thornton Advisors LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.40%
,
 06/02/31 ............ 1,667 1,613,673
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.46%
,
 10/17/30 ............ 736 735,668
LABL, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.41%, 11/03/26 ........... 296 294,722
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 10.41% - 10.46%, 12/02/26
(f)
... 286 239,980
LABL, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.77%
,
 10/30/28
(e)(f)(k)
................ 2,544 1,271,830
Novelis, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.45%
,
 03/11/32 ................... 2,108 2,114,270
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
 10/15/30 ... 741 741,574
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.41%
,
 03/08/32 ... 1,608 1,589,476
Reworld Holding Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
 01/15/31 ............. 613 613,463
Reworld Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
 11/30/28 .............. 1,746 1,746,247
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.96%
,
 02/15/29 ... 432 362,144
20,927,791

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan, (US Prime Rate
at 0.00% Floor + 0.75%), 7.50%
,
 10/24/30
(a)
. USD 2,088 $ 2,086,718
Construction & Engineering — 0.1%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.19%
,
 04/25/33
(f)
............. 1,848 1,843,095
Azuria Water Solutions, Inc., Delayed Draw 1st
Lien Term Loan, (12-mo. CME Term SOFR at
0.00% Floor + 0.00%), 0.00%
,
 04/25/33
(f)
... 246 245,746
Brand Industrial Services, Inc., 1st Lien Term
Loan C, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
 08/01/30 ........ 1,853 1,602,993
Construction Partners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
 11/03/31 .............. 848 852,164
Dycom Industries, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
 01/27/33 ............. 1,156 1,163,953
Legence Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.90%
,
 12/16/31 ............. 2,103 2,109,870
7,817,821
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
 01/31/31 ................... 1,561 1,565,167
MSOF Beacon LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 12/23/32 ................... 1,165 1,168,879
NEW AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.65%
,
 03/08/29 ................... 565 400,729
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
 03/19/29 ............. 2,026 2,026,951
Quikrete Holdings, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
 02/10/32 ............. 1,174 1,174,740
Standard Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.40%
,
 09/22/28 ............. 558 557,900
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.92%
,
 10/19/29 ... 2,972 2,952,720
9,847,086
Consumer Staples Distribution & Retail — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
 12/29/32 ............. 1,599 1,595,498
EG America LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.90%
,
 02/10/31 ................... 2,266 2,266,000
US Foods, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 10/03/31 ................... 784 790,373
4,651,871
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 2.50%), 6.16%
,
 11/29/30 ............ USD 2,365 $ 2,364,238
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.83%, 04/13/29 ........... 310 295,027
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.90%, 04/01/32 ........... 1,636 1,513,396
Colossus Acquireco LLC, 1st Lien Term Loan,
(1-day SOFR at 0.00% Floor + 1.75%),
5.38%
,
 07/30/32 ................... 3,250 3,249,199
Graham Packaging Co., Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
 01/26/33 ............. 1,590 1,586,820
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan, (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.16%
,
 04/15/30 ... 1,620 1,589,285
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.65%
,
 02/01/29 ................... 1,212 1,211,620
ProAmpac PG Borrower LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 7.77%
,
 03/07/33 ............ 1,547 1,510,738
Reynolds Consumer Products LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.40%
,
 03/04/32 ............ 402 403,210
Ring Container Technologies Group LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.15%
,
 09/15/32 ... 1,053 1,051,095
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7, (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.45%
,
 09/15/28 ............. 1,010 949,864
15,724,492
Diversified Consumer Services — 0.0%
(a)
PG Polaris BidCo SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
 03/26/31 ............. 1,088 1,092,448
Wand NewCo 3, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
 01/30/31 ................... 1,870 1,872,669
2,965,117
Diversified Telecommunication Services — 0.1%
(a)
Cogeco Financing 2 LP, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.28%
,
 09/01/28 ............. 329 318,767
Level 3 Financing, Inc., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
 03/29/32 ............. 3,249 3,255,953
Radiate Holdco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.27% 09/25/29 .................... 2,463 2,241,182
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B, (6-mo. CME Term SOFR at
0.00% Floor + 2.47%), 6.10%
,
 02/16/32 ... 731 730,722
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.02%
,
 01/31/29 ........ 795 776,286
Zayo Group Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.77% 03/11/30 .............. 1,450 1,446,843
8,769,753

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
(a)
NRG Energy, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 04/16/31 ................... USD 2,620 $ 2,623,866
NRG Energy, Inc., 1st Lien Term Loan B, (12-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.56%
,
 04/15/33 ................... 260 260,910
2,884,776
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
 06/20/31 ................... 1,583 1,579,817
Coherent Corp., 1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
 07/02/29 ................... 1,456 1,456,372
CoorsTek, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
 10/28/32 ................... 844 848,805
Sanmina Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
 10/27/32
(f)
.................. 1,569 1,574,884
5,459,878
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.43%
,
 02/26/32 ................... 1,430 1,423,579
Deep Blue Operating I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.41%
,
 10/01/32 ............. 478 479,792
1,903,371
Entertainment — 0.2%
(a)
City Football Group Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.43%
,
 07/22/30 ............. 996 991,734
Creative Artists Agency LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
 10/01/31 ............. 1,953 1,957,014
Delta 2 (Lux) SARL, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45%
,
 09/30/31 ............. 2,627 2,628,475
EOC Borrower LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
 03/24/32 ............. 2,640 2,645,960
Live Nation Entertainment, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
 10/21/32 ........ 1,587 1,586,531
Motion Finco SARL, Facility 1st Lien Term Loan
B3, (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.20%
,
11/13/29 .............. 1,926 1,703,906
OAK-Eagle Acquireco, Inc., 1st Lien Term Loan
B1, 03/23/33
(q)
..................... 3,240 3,240,810
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
 11/21/31 ........ 3,163 3,170,417
17,924,847
Financial Services — 0.3%
(a)
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.40%
,
 07/30/31 ............ 619 621,532
Aggreko Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.66%
,
 05/21/31 ............. 1,849 1,854,462
Security
Par (000)
Par (000) Value
Financial Services (continued)
Apex Group Treasury LLC, 1st Lien Term Loan
B, (3-mo. CME
Term
SOFR at 0.00% Floor +
3.50%), 7.17%
,
 02/27/32 ............. USD 1,819 $ 1,705,800
APi Group DE, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
 01/03/29 ................... 2,112 2,117,307
CML Project Crabtree, Delayed Draw 1st Lien
Term Loan, (1-mo. CME Term SOFR +
2.50%), 6.51%
,
 08/06/29
(f)
............. 4,161 4,136,185
CPI Holdco B LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
 05/19/31 ................... 2,655 2,653,636
CTP-02 Propco LLC, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%), 6.87% -
6.89%
,
 12/06/29
(f)
.................. 5,916 5,914,078
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
 09/13/32 ............ 1,589 1,590,653
Hilton Garden Inn, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 6.00%),
9.85%
,
 05/31/29
(f)
.................. 7,581 7,564,381
Hyperion Refinance SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.40%
,
 02/17/31 ............. 1,361 1,338,881
LBM Acquisition LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.50%
,
 06/06/31 ................... 997 829,888
Orion US Finco, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
 10/08/32 ................... 1,072 1,070,156
Sotera Health Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 05/30/31 ............. 1,462 1,465,896
Summit Acquisition, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
 10/16/31 ............. 235 235,308
WEX, Inc., 1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
 04/03/28 ................... 430 429,549
WEX, Inc., 1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
 03/05/32 ................... 896 892,429
34,420,141
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 10/28/32 ................... 2,632 2,646,038
Froneri International Ltd., Facility 1st Lien Term
Loan B4, (6-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.88%
,
 09/30/31 ........ 1,889 1,873,138
Froneri US, Inc., Facility 1st Lien Term Loan B6,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.88%
,
 09/30/32 ............. 1,506 1,494,612
MP Midco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.16%
,
 03/29/30 ............. 182 181,925
Treehouse Foods, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.90%
,
 02/11/33 .............. 1,070 1,077,693

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Wellness Pet LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.71%
,
 12/31/29 ................... USD 182 $ 24,421
7,297,827
Gas Utilities — 0.0%
(a)
Bip Pipeco Holding LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
 12/05/30 ............. 717 718,481
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.15%
,
 04/01/32 ............ 866 867,995
NGL Energy Operating LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
 03/11/33 .............. 549 550,032
Traverse Midstream Partners LLC, 1st Lien Term
Loan B, 04/20/33
(q)
.................. 305 305,192
Venture Global Calcasieu Pass LLC, 1st Lien
Term Loan, (12-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.72%
,
 04/11/33 .... 843 844,973
3,286,673
Ground Transportation — 0.1%
(a)
CML Project Cold, 1st Lien Term Loan, (3-mo.
CME Term SOFR + 3.15%), 7.13%
,
 09/01/31
(f)
GBP 2,003 2,722,979
Genesee & Wyoming, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
 04/10/31 ............. USD 3,166 3,167,776
Hertz Corp. (The), 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.16%
,
 06/30/28 ................... 900 706,086
Hertz Corp. (The), 1st Lien Term Loan C, (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.16%
,
 06/30/28 ................... 178 139,706
One Frio HoldCo BV, Term Loan, (3-mo.
EURIBOR + 2.00%), 5.15%
,
 09/01/31
(f)
.... EUR 6,594 7,732,458
14,469,005
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.40%
,
 01/15/31 ............. USD 2,597 2,608,765
Hologic, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 04/07/33 ................... 4,438 4,413,059
QuidelOrtho Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.65%
,
 08/20/32 ................... 1,581 1,532,438
8,554,262
Health Care Providers & Services — 0.1%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%
,
 12/15/32 ............. 410 410,615
AHP Health Partners, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
 09/20/32 ............. 291 291,412
CNT Holdings I Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.16%
,
 11/08/32 ................... 1,298 1,302,721
Concentra Health Services, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.65%
,
 07/28/31 ........ 998 1,001,860
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Examworks Bidco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
 02/07/33 ............. USD 1,069 $ 1,072,196
EyeCare Partners LLC, 1st Lien Term Loan C,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 6.75%
,
 11/30/28
(e)(k)
........... 57 9,621
LifePoint Health, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
 05/19/31 ............. 1,324 1,318,042
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.26%
,
 11/01/28 ............ 976 134,854
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.76%
,
 11/01/29 ........... 404 27,472
Medline Borrower LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
 10/23/30 ................... 4,026 4,041,641
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.40%
,
 09/22/32 ............. 1,329 1,333,414
Raven Acquisition Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.65%
,
 11/19/31 ............ 998 991,607
Surgery Center Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
 12/19/30 ............ 1,187 1,189,712
Team Health Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.66%
,
 06/30/28 ............. 723 722,664
Vizient, Inc., 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
 08/01/31 ................... 528 528,853
14,376,684
Health Care Technology — 0.1%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.40%
,
 02/15/29 ............. 2,154 2,144,887
Cotiviti, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.41%
,
 05/01/31 ................... 1,792 1,642,803
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.80%
,
 10/01/27 ............. 948 930,483
PointClickCare Technologies, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.41%
,
 11/03/31 ............ 651 650,567
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
7.93%
,
 06/02/28 ................... 1,427 1,240,207
Waystar Technologies, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 10/22/29
(f)
............. 1,023 1,023,075
7,632,022
Hotels, Restaurants & Leisure — 0.4%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.28%, 03/11/30 ............ 291 284,312
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.28%, 03/11/30 ........... 275 268,194

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Alterra Mountain Co., 1st Lien Term Loan B8,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 05/31/30 ............. USD 1,566 $ 1,567,420
Caesars Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
 02/06/30 ............. 1,450 1,404,968
Caesars Entertainment, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
 02/06/31 ............. 2,211 2,137,568
Crown Finance US, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.16%
,
 12/02/31 ............. 693 692,317
DK Crown Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41%
,
 03/04/32 ............. 1,453 1,453,979
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5, (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.95%
,
 07/30/32 ........ 546 546,133
Fertitta Entertainment LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.90%
,
 01/29/29 ............. 2,681 2,656,457
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45%, 12/02/30 ........... 2,133 2,124,591
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%, 06/04/32 ........... 990 983,644
Fortrex LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.75%
,
 03/10/31 ................... 187 178,636
Great Canadian Gaming Corp., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
 11/01/29 ........ 1,308 1,271,619
Herschend Entertainment Co. LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.15%
,
 05/27/32 ............ 1,564 1,569,520
IRB Holding Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.15%
,
 12/16/30 ................... 1,309 1,312,523
Light & Wonder International, Inc., 1st Lien Term
Loan B3, (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.65%
,
 04/16/29 ........ 1,629 1,628,873
Long Point Development LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 4.35%), 8.01%
,
 01/01/28
(f)
........... 5,600 5,600,000
Ontario Gaming GTA LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.95%
,
 08/01/30 ............. 748 708,628
Penn Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
 05/03/29 ............. 525 526,718
Scientific Games Holdings LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.67%
,
 04/04/29 ............ 1,145 1,126,829
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3, (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.65%
,
 12/04/31 ... 788 777,930
Six Flags Entertainment Corp., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.65%
,
 05/01/31 ........ 622 617,516
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 6.68%
,
 10/25/26
(f)
............. 6,402 6,053,413
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 03/14/31 ............. USD 1,055 $ 1,057,454
TRQ Sales LLC, 1st Lien Term Loan, (12-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.23%
,
 12/30/32
(f)
.................. 1,222 1,199,087
Voyager Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
 07/01/32 ............. 795 795,001
Whatabrands LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.15%
,
 08/03/28 ................... 1,244 1,245,311
39,788,641
Household Durables — 0.1%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.15%
,
 09/26/31 ............. 774 774,422
Somnigroup International, Inc., 1st Lien Term
Loan B, (1-day SOFR at 0.00% Floor +
2.25%), 5.88%
,
 10/24/31 ............. 718 719,826
SWF Holdings I Corp., 1st Lien Term Loan A1,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
 12/19/29 ............. 311 308,546
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.17%
,
 12/19/29 ........ 415 411,394
Weber-Stephen Products LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.44%
,
 10/01/32 ........ 2,479 2,411,993
4,626,181
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.95%
,
 12/30/32
(a)
.. 1,380 1,368,768
Independent Power and Renewable Electricity Producers — 0.0%
(a)
Constellation Renewables LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.67%
,
 12/15/27 ............ 1,568 1,566,372
Talen Energy Supply LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 11/25/32 .............. 2,323 2,324,641
3,891,013
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%
,
 09/13/32 ............. 1,040 1,043,649
EMRLD Borrower LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 05/31/30 ............. 3,171 3,172,945
FCG Acquisitions, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
 03/04/33 ............. 314 314,327
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.66%
,
 12/02/31 ... 1,043 1,049,021
Pinnacle Buyer LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
 10/01/32 ............. 1,410 1,415,210
Resideo Funding, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 08/13/32 ............. 1,634 1,634,476

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Resilience Parent LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
 02/28/33 ............. USD 1,853 $ 1,856,706
Sword Purchaser LLC, 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.47%
,
 04/11/33 .............. 2,100 2,036,118
12,522,452
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
 09/19/31 ............ 3,628 3,620,535
AmWINS Group, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.67%
,
 01/30/32 ................... 2,932 2,928,076
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.15%
,
 12/29/31 ........ 1,085 1,075,907
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
 05/26/31 ................... 1,497 1,482,392
CRC Insurance Group LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
 05/06/31 ............. 2,571 2,550,568
HUB International Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
 06/20/30 ............. 3,449 3,457,039
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
 02/02/33 .. 1,633 1,608,872
OneDigital Borrower LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65%
,
 07/02/31 ............. 384 378,115
Ryan Specialty LLC, 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 09/15/31 ............. 1,320 1,322,308
USI, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
 09/27/30 ................... 1,629 1,630,059
USI, Inc., 1st Lien Term Loan D, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
 11/21/29 ................... 1,323 1,324,368
21,378,239
IT Services — 0.2%
(a)
Asurion LLC, 1st Lien Term Loan B11, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.01%
,
 08/21/28 ................... 189 188,527
Asurion LLC, 1st Lien Term Loan B12, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
 09/19/30 ................... 1,591 1,591,397
Asurion LLC, 1st Lien Term Loan B13, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
 09/19/30 ................... 1,950 1,949,850
Asurion LLC, 1st Lien Term Loan B14, (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.41%
,
 02/23/33 ................... 270 265,388
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.02%
,
 01/19/29 ................... 243 243,147
Central Parent LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%, 07/06/29 ........... 1,815 1,085,729
Security
Par (000)
Par (000) Value
IT Services (continued)
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%, 07/06/29 ........... USD 260 $ 116,220
Clearwater Analytics LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 04/21/32 ............. 1,514 1,512,028
Epicor Software Corp., 1st Lien Term Loan E,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.15%
,
 05/30/31 ............. 2,170 2,139,274
Galileo Parent, Inc., 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.12%
,
 03/03/33 ................... 779 777,543
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.40%
,
 11/09/29 ........ 1,080 1,064,705
ION Platform Finance US, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.45%
,
 10/07/32 ............ 2,293 1,822,119
Iron Mountain, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
 01/31/31 ................... 1,066 1,064,618
Mitchell International, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.90%
,
 06/07/32 ............. 479 437,858
Modena Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
 07/01/31 ................... 592 534,266
Project Boost Purchaser LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.45%
,
 07/16/31 ............ 822 805,577
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.15%
,
 07/31/31 ... 2,408 2,389,026
Shift4 Payments LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
 07/06/32 ................... 934 936,582
18,923,854
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.27%
,
 05/30/28
(a)
............ 399 400,120
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
 07/03/28 ............. 566 568,220
PRA Health Sciences, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
 07/03/28 ............. 141 141,573
Star Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.70%
,
 09/27/30 ................... 1,351 1,351,463
2,061,256
Machinery — 0.2%
(a)
Chart Industries, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.18%
,
 03/15/30 ................... 590 590,570
Columbus McKinnon Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.20%
,
 02/03/33 ............. 1,583 1,583,925
CompoSecure Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 5.92%
,
 01/14/33 ............ 2,291 2,294,826

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Filtration Group Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
 10/23/28 ............. USD 2,866 $ 2,868,909
Generac Power Systems, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.41%
,
 06/12/31 ............ 801 806,407
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.67%
,
 12/21/29 ............ 197 188,132
GrafTech Global Enterprises, Inc., Delayed Draw
1st Lien Term Loan, 12/21/29
(q)
......... 113 107,504
Indicor LLC, 1st Lien Term Loan E, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
 11/22/29 ................... 1,216 1,218,735
LSF12 Helix Parent LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
 02/10/33 ............. 2,188 2,188,326
Osmosis Buyer Ltd., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor
+ 2.5%; 3-mo. CME Term SOFR at 0.50%
Floor + 2.5% at 0.50% Floor + 0.00%),
6.16%
,
 07/31/28 ................... 2,284 2,288,912
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan, (3-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.18% (11.18% Cash
or 11.17% PIK),  03/03/33
(j)
............ 223 213,014
Rexnord LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.77%
,
 10/04/28 ................... 950 954,009
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B, 03/24/33
(f)(q)
............. 511 510,361
TK Elevator Midco GmbH, 1st Lien Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.38%
,
 04/30/30 ............. 3,892 3,923,204
WEC US Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66%
,
 01/27/31 ............. 2,644 2,648,974
22,385,808
Media — 0.1%
(a)
Altice France SA, 1st Lien Term Loan B14,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
 05/30/31 ............. 2,362 2,404,052
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.77%
,
 08/23/28 ........ 656 657,195
CSC Holdings LLC, 1st Lien Term Loan B5,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
 04/15/27 ................... 2,253 1,986,468
ECL Entertainment LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.65%
,
 08/30/30 ............. 837 832,714
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.15%
,
 06/30/28 ............ 1,146 1,148,511
NEP Group, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.17%
,
 10/17/31 ................... 2,529 2,275,164
Nexstar Media, Inc., 1st Lien Term Loan B7,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
 03/18/33 ............. 713 711,888
Outfront Media Capital LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 09/24/32 ............. 1,172 1,176,395
Security
Par (000)
Par (000) Value
Media (continued)
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.77%
,
 05/01/28 ... USD 525 $ 522,144
11,714,531
Multi-Utilities — 0.0%
GFL Environmental Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
 03/03/32
(a)
........... 2,353 2,356,407
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.69%
,
 10/01/32 ................... 746 751,071
Buckeye Partners LP, 1st Lien Term Loan B7,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
 11/22/32 .............. 1,001 1,005,121
Freeport LNG Investments LLLP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.93%
,
 02/11/33 ........ 2,343 2,344,476
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.67%
,
 10/04/30 ............ 204 204,163
Hilcorp Energy I LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.41%
,
 02/11/30 ................... 1,286 1,287,077
Meade Pipeline Co. LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
 09/22/32 ............. 431 431,944
Murphy USA, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.41%
,
 04/07/32 ................... 508 511,348
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.90%
,
 10/05/28 ... 2,464 2,470,641
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 2.25%
,
 03/18/30 ........ 868 869,693
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B1, (3-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.50%
,
 06/16/32 ... 1,329 1,325,174
11,200,708
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.93%
,
 04/20/28 ............. 1,677 1,665,986
Air Canada, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.41%
,
 03/21/31 ................... 1,587 1,582,623
American Airlines, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91%
,
 06/04/29 ............. 1,606 1,564,635
Jetblue Airways Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
 08/27/29 ............. 1,255 1,112,405
Stonepeak Nile Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 04/09/32 ............. 1,324 1,327,826
United Airlines, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
 02/24/31 ............. 2,059 2,060,519
9,313,994

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.65%
,
 08/02/32 ............ USD 1,744 $ 1,749,837
Elanco Animal Health, Inc., 1st Lien Term Loan
B, (12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
 10/29/32 ............. 766 767,823
Endo Finance Holdings LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
 04/23/31 ............. 833 823,362
Grifols International Services USA, Inc., 1st Lien
Term Loan B, (12-mo. CME Term SOFR at
0.00% Floor + 2.50%), 5.97%
,
 04/14/33 ... 1,029 1,031,017
Jazz Financing Lux SARL, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
 05/05/28 ............. 1,616 1,622,479
Perrigo Investments LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 04/20/29 ............. 1,393 1,391,318
7,385,836
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.27%
,
 06/02/28 ................... 1,780 1,740,061
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4, (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.40%
,
 04/28/28 .. 1,339 1,340,435
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.20%
,
 06/22/29 ................... 1,170 1,174,789
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
1.50%), 5.17% 07/31/30 .............. 828 713,332
TransUnion LLC, 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
 06/24/31 ................... 1,984 1,983,093
Zelis Payments Buyer, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
 11/26/31 .............. 2,038 2,010,503
8,962,213
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.40%
,
 01/31/30
(a)(f)
. 431 431,606
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
 07/06/29 ................... 1,226 1,229,694
Qnity Electronics, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 10/29/32 ............. 2,625 2,633,086
3,862,780
Software — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
 02/24/31 ............. 2,385 2,351,373
Avalara, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.45%
,
 03/26/32 ................... 1,910 1,872,113
Security
Par (000)
Par (000) Value
Software (continued)
Barracuda Networks, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.16%
,
 08/15/29 ............. USD 831 $ 565,566
Boxer Parent Co., Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 07/30/31 ............. 2,692 2,486,593
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.65%
,
 01/23/32 ............ 1,079 1,073,277
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%, 03/21/31 ........... 570 526,629
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.50%, 08/16/32 ........... 3,283 3,033,395
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.52%
,
 10/09/28 ................... 599 535,472
Darktrace Finco US LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.93%
,
 10/09/31 ............. 547 512,916
Dayforce Bidco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.66%
,
 02/04/33 ................... 2,030 1,912,768
DS Admiral Bidco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
 06/26/31 ............. 952 894,672
Ellucian Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
 10/09/29 ............. 2,171 2,128,484
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.40%
,
 11/15/32 .............. 273 264,583
Gen Digital, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.40%
,
 09/12/29 ................... 1,908 1,876,083
Genesys Cloud Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.15%
,
 01/30/32 ............ 1,660 1,603,382
Kaseya, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
6.91%
,
 03/22/32 ................... 3,486 3,161,471
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
7.90%
,
 12/31/31 ................... 754 589,709
MKS Instruments, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41%
,
 02/04/33 ............. 1,585 1,588,963
Ping Identity Holding Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.40%
,
 11/15/32 .............. 875 863,336
Proofpoint, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.70%
,
 08/31/28 ................... 4,053 3,929,927
Quartz AcquireCo LLC, 1st Lien Term Loan B2,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
 06/28/30 ............. 1,557 1,291,753
RealPage, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.96%
,
 04/24/28 ................... 2,700 2,640,715
SS&C Technologies, Inc., 1st Lien Term Loan
B8, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
 05/09/31 ............. 1,338 1,337,513

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.16%
,
 02/10/31 ................... USD 3,264 $ 3,147,064
VS Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.91%
,
 04/14/31 ................... 1,677 1,654,010
41,841,767
Specialty Retail — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
 01/16/32 ............. 1,946 1,924,188
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
 04/23/31 ........ 1,496 1,494,434
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
 05/04/28 ... 2,131 2,133,011
Peer Holding III BV, Facility 1st Lien Term Loan
B8, (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
 09/29/32 ............. 564 563,859
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2, (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.45%
,
 12/06/32 ... 387 387,758
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.16%
,
 12/16/32 ............ 1,149 1,153,488
Pye-Barker Fire & Safety LLC, Delayed Draw 1st
Lien Term Loan, (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 0.00%
,
 12/16/32 ... 27 27,047
7,683,785
Technology Hardware, Storage & Peripherals — 0.0%
Finastra USA, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
 09/15/32
(a)
.................. 2,293 2,179,597
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.66%
,
 02/19/32
(a)
............ 99 99,763
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
 07/27/28 ................... 1,564 1,567,613
Core & Main LP, 1st Lien Term Loan E, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
 02/10/31 ................... 1,049 1,049,849
Gulfside Supply, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
 06/17/31 ................... 1,235 1,106,597
Herc Holdings, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
 06/02/32 ................... 453 454,400
QXO Building Products, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
04/30/32 ............. 720 720,073
TMK Hawk Parent Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.65%
,
 06/29/29
(f)
............. 1,455 662,159
5,560,691
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.15%
,
 09/23/31 ................... USD 2,096 $ 2,097,289
GB AIT Buyer, Inc., 1st Lien Term Loan B,
(12-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
 04/22/33 ............. 703 703,583
OLA Netherlands BV, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.00%
,
 12/15/26
(f)
................. 1,230 1,220,724
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
 03/18/30 ................... 1,621 1,626,076
5,647,672
Wireless Telecommunication Services — 0.0%
Windstream Services LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.65%
,
 10/06/32
(a)
............ 1,299 1,298,745
Total Floating Rate Loan Interests — 5.2%
(Cost: $557,535,424) .............................. 546,737,238
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
.................. 500 495,345
3.75%, 01/15/31
(b)
.................. 491 466,536
6.44%, 01/26/36
(c)
.................. 394 420,875
Empresa Nacional del Petroleo
(b)
6.15%, 05/10/33 ................... 656 688,373
5.95%, 07/30/34 ................... 430 444,233
2,515,362
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ............ 1,166 1,251,934
France — 0.1%
Electricite de France SA
(BPISDS15 + 3.32%), 5.88%
(a)(c)(l)
........ GBP 1,400 1,871,178
(5-Year EUR Swap Annual + 3.97%), 3.38%
(a)
(c)(l)
.......................... EUR 5,200 5,774,941
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63%
(a)(c)(l)
..................... 200 242,305
5.25%, 04/22/36
(b)
.................. USD 102 100,225
7,988,649
Hungary — 0.1%
Magyar Export-Import Bank Zrt., 6.13%,
12/04/27
(b)
....................... 1,201 1,223,219
MVM Energetika Zrt.
(c)
7.50%, 06/09/28 ................... 529 554,392
6.50%, 03/13/31 ................... 935 978,851
2,756,462
Indonesia — 0.0%
Pertamina Persero PT, 3.10%, 08/27/30
(c)
.... 1,275 1,177,781
Mexico — 0.1%
Petroleos Mexicanos
6.50%, 01/23/29 ................... 3,181 3,243,029
8.75%, 06/02/29 ................... 1,255 1,344,623
5.95%, 01/28/31 ................... 882 863,258
6.70%, 02/16/32 ................... 1,658 1,663,803
7,114,713
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54
(b)
.............. 1,221 1,313,064

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
Africa Finance Corp., 5.55%, 10/08/29
(b)
..... USD 1,203 $ 1,216,269
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 5.50%,
05/06/30
(b)
....................... 595 606,864
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 ................... 466 489,384
5.75%, 07/09/34 ................... 1,140 1,181,713
1,671,097
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S, 8.25%,
02/14/29
(c)
....................... 429 450,450
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 5.88%, 07/17/64
(b)
..... 798 748,313
SRC Sukuk Ltd., 4.88%, 10/02/35
(c)
......... 835 812,680
1,560,993
Total Foreign Agency Obligations — 0.3%
(Cost: $28,637,497) ............................... 29,623,638
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 9.88%, 03/31/37
(b)
....... 508 539,750
Argentina — 0.0%
Argentine Republic (The)
0.00%, 12/15/27
(a)(n)
................. ARS 551,075 930,609
0.75%, 07/09/30
(d)
.................. USD 432 372,816
4.12%, 07/09/35
(d)
.................. 574 428,204
1,731,629
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(b)
...... 519 543,263
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................... 572 585,682
5.45%, 09/16/32 ................... 480 446,004
1,031,686
Barbados — 0.0%
Barbados Government Bond, 8.00%, 06/26/35
(b)
815 872,303
Benin — 0.0%
Benin Government Bond, 7.96%, 02/13/38
(b)
... 649 667,253
Brazil — 0.2%
Federative Republic of Brazil
6.63%, 03/15/35 ................... 614 635,803
5.50%, 04/23/36 ................... EUR 522 610,808
6.25%, 05/22/36 ................... USD 652 649,392
Letras do Tesouro Nacional Treasury Bills,
14.02%, 01/01/30
(r)
................. BRL 28 3,586,634
Nota Do Tesouro Nacional
10.00%, 01/01/29 .................. 36 6,645,299
10.00%, 01/01/31 .................. 30 5,289,841
17,417,777
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%, 03/05/37
(c)
. USD 732 712,185
Chile — 0.1%
Republic of Chile
5.80%, 10/01/29
(b)(c)
................. CLP 9,665,000 10,914,963
3.75%, 01/14/32 ................... EUR 558 654,815
Security
Par (000)
Par (000) Value
Chile (continued)
3.10%, 05/07/41 ................... USD 561 $ 429,726
11,999,504
Colombia — 0.1%
Republic of Colombia
12.50%, 02/27/30 .................. COP 9,309,900 2,415,975
7.00%, 03/26/31 ................... 9,484,000 1,980,450
7.00%, 06/30/32 ................... 6,946,000 1,376,146
13.25%, 02/09/33 .................. 7,056,000 1,868,522
7.75%, 11/07/36 ................... USD 1,182 1,246,714
6.50%, 11/26/38 ................... EUR 553 640,922
7.25%, 10/26/50 ................... COP 4,772,600 771,082
12.00%, 03/13/58 .................. 10,321,700 2,591,411
12,891,222
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%, 04/03/34
(c)
.... USD 553 593,231
Czech Republic — 0.1%
Czech Republic
1.50%, 04/24/40 ................... CZK 134,240 4,181,058
4.00%, 04/04/44 ................... 19,640 812,132
4,993,190
Dominican Republic — 0.0%
Dominican Republic Government Bond
5.50%, 02/22/29
(b)
.................. USD 557 557,501
5.50%, 02/22/29
(c)
.................. 150 150,135
7.05%, 02/03/31
(b)
.................. 1,301 1,371,254
6.95%, 03/15/37
(b)
.................. 596 622,224
2,701,114
Ecuador — 0.0%
Republic of Ecuador, 9.25%, 01/29/39
(b)
...... 470 485,980
Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
.................. EUR 649 738,315
6.38%, 04/11/31
(b)
.................. 479 552,076
9.45%, 02/04/33
(b)
.................. USD 590 635,200
1,925,591
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(c)
.................. 511 514,066
5.25%, 08/10/29
(b)
.................. 767 771,602
7.05%, 10/04/32
(b)
.................. 1,076 1,171,549
6.60%, 06/13/36
(b)
.................. 544 581,434
6.25%, 08/15/36
(b)
.................. 618 645,076
3,683,727
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(b)
.................. 1,125 1,142,578
3.00%, 08/21/30 ................... HUF 2,032,000 5,841,450
6.75%, 07/23/31 ................... 479,050 1,600,212
6.00%, 09/26/35
(c)
.................. USD 615 640,215
7.00%, 10/24/35 ................... HUF 297,030 1,024,548
5.50%, 03/26/36
(b)
.................. USD 575 575,431
6.25%, 09/23/37 ................... HUF 278,630 912,241
3.00%, 10/27/38 ................... 238,180 566,475
6.75%, 09/23/55
(b)
.................. USD 620 663,791
12,966,941
Indonesia — 0.2%
Republic of Indonesia
6.50%, 07/15/30 ................... IDR 194,200,000 11,151,396
5.88%, 03/15/31 ................... 104,212,000 5,809,645

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
3.88%, 01/15/33 ................... EUR 550 $ 636,231
17,597,272
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
.................. USD 295 298,557
5.88%, 10/17/31
(c)
.................. EUR 1,300 1,530,048
8.08%, 04/01/36
(b)
.................. USD 412 436,794
8.25%, 01/30/37
(b)
.................. 403 432,354
2,697,753
Jordan — 0.0%
Hashemite Kingdom of Jordan, 7.50%,
01/13/29
(b)
....................... 580 601,762
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%,
06/03/30
(b)
....................... 480 490,080
Latvia — 0.0%
Latvia Government Bond, 5.13%, 07/30/34
(b)
.. 1,209 1,213,147
Malaysia — 0.0%
Malaysia Government Bond, 4.18%, 05/16/44 .. MYR 7,860 2,030,360
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 08/17/30
(b)
. USD 1,240 1,248,308
Mex Bonos Desarr Fix Rt
2.75%, 11/27/31 ................... MXN 795 4,156,186
7.75%, 11/23/34 ................... 820 4,305,327
8.00%, 02/21/36 ................... 844 4,448,934
8.50%, 11/18/38 ................... 226 1,199,382
7.75%, 11/13/42 ................... 1,251 6,011,232
8.00%, 04/29/55 ................... 238 1,131,931
United Mexican States
5.38%, 03/22/33 ................... USD 980 963,340
6.35%, 02/09/35 ................... 582 599,460
6.13%, 02/09/38 ................... 535 529,115
5.13%, 03/19/38 ................... EUR 818 944,147
6.75%, 02/09/56 ................... USD 637 626,569
26,163,931
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
.................. 566 546,009
5.95%, 03/08/28
(b)
.................. 412 420,369
4.75%, 04/02/35
(b)
.................. EUR 1,115 1,315,581
2,281,959
Nigeria — 0.0%
Federal Republic of Nigeria
(b)
10.38%, 12/09/34 .................. USD 688 822,332
9.13%, 01/13/46 ................... 321 353,902
1,176,234
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27
(c)
EUR 498 595,612
Oman — 0.0%
Oman Government Bond, 6.50%, 03/08/47
(c)
.. USD 953 1,016,527
Panama — 0.0%
Republic of Panama, 6.40%, 02/14/35 ....... 928 991,392
Paraguay — 0.0%
Republic of Paraguay
2.74%, 01/29/33
(c)
.................. 526 468,304
8.50%, 04/04/38
(b)
.................. PYG 11,967,000 1,954,430
5.60%, 03/13/48
(c)
.................. USD 423 395,029
2,817,763
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru
7.60%, 08/12/39
(c)
.................. PEN 8,764 $ 2,628,583
6.20%, 06/30/55 ................... USD 610 620,622
3,249,205
Philippines — 0.1%
Republic of Philippines
6.38%, 07/27/30 ................... PHP 589,940 9,427,399
5.93%, 02/23/36 ................... 109,000 1,643,670
11,071,069
Poland — 0.2%
Republic of Poland
1.75%, 08/25/31
(a)
.................. PLN 6,374 1,725,793
5.75%, 11/16/32 ................... USD 867 917,529
5.00%, 10/25/35 ................... PLN 40,280 10,512,966
2.00%, 08/25/36 ................... 3,642 916,629
5.50%, 04/04/53 ................... USD 562 523,992
14,596,909
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
(BISTREFI + 0.00%), 43.15%, 08/19/26
(a)
.. TRY 161,400 3,589,862
7.13%, 02/12/32 ................... USD 1,181 1,204,915
6.30%, 03/14/33 ................... 645 621,925
28.08%, 09/27/34 .................. TRY 43,400 841,879
6,258,581
Romania — 0.2%
Romania Government Bond
5.25%, 11/25/27
(b)
.................. USD 698 699,640
4.15%, 01/26/28 ................... RON 26,510 5,762,628
6.30%, 04/26/28 ................... 23,350 5,252,431
2.12%, 07/16/31
(c)
.................. EUR 1,229 1,256,662
4.63%, 03/04/33
(b)
.................. 828 920,460
6.25%, 09/10/34
(b)
.................. 1,136 1,363,682
6.75%, 07/11/39
(b)
.................. 509 601,868
6.50%, 10/07/45
(b)
.................. 711 803,431
16,660,802
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25%, 11/17/51
(c)
.................. USD 1,818 1,168,156
5.00%, 01/18/53
(b)
.................. 1,520 1,309,997
2,478,153
Serbia — 0.0%
Republic of Serbia
2.13%, 12/01/30
(b)
.................. 1,099 960,251
4.25%, 05/06/31
(b)
.................. EUR 696 812,191
6.50%, 09/26/33
(c)
.................. USD 555 588,994
6.00%, 06/12/34
(b)
.................. 712 730,156
3,091,592
South Africa — 0.2%
Republic of South Africa
10.50%, 12/21/26 .................. ZAR 33,717 2,061,350
7.10%, 11/19/36
(b)
.................. USD 923 965,458
8.50%, 01/31/37 ................... ZAR 286,500 16,529,111
5.75%, 09/30/49 ................... USD 1,166 942,128
7.95%, 11/19/54
(b)
.................. 888 906,914
7.25%, 12/11/55
(b)
.................. 231 217,602
21,622,563
Suriname — 0.0%
Suriname Government International Bond,
8.50%, 11/06/35
(b)
.................. 432 472,527

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.50%, 01/28/36
(b)
USD 457 $ 468,000
United Arab Emirates — 0.0%
United Arab Emirates Government Bond, 3.90%,
09/09/50
(c)
....................... 826 586,774
Uruguay — 0.0%
Oriental Republic of Uruguay
8.00%, 10/29/35 ................... UYU 63,164 1,603,097
5.25%, 09/10/60 ................... USD 1,002 921,373
2,524,470
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38%, 05/29/27 ................... EUR 667 791,835
7.85%, 10/12/28 ................... USD 522 552,469
1,344,304
Total Foreign Government Obligations — 2.1%
(Cost: $218,123,237) .............................. 219,855,087
Shares
Shares
Investment Companies
(s)
iShares Core MSCI Emerging Markets ETF ... 1,449,187 113,746,688
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)
.......................... 2,650,738 213,066,320
Total Investment Companies — 3.1%
(Cost: $301,679,274) .............................. 326,813,008
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.5%
A&D Mortgage Trust, Series 2026-NQM3, Class
A1, (1-mo. CME Term SOFR + 1.15%),
5.08%, 04/25/71
(a)(b)
................. 6,000 5,975,369
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.00%, 11/25/35 . 941 838,339
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 4.33%, 11/25/35 ............ 17 17,385
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.15%,
06/25/35
(a)
..................... 293 271,778
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 4.39%, 08/25/35
(a)
...... 720 702,402
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.29%,
12/25/35
(a)
..................... 122 115,103
Series 2005-63, Class 3A3, 4.64%, 11/25/35
(a)
1,186 1,136,958
Series 2005-63, Class 5A1, 4.77%, 12/25/35
(a)
20 20,462
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ...................... 32 28,406
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 4.51%,
02/25/36
(a)
..................... 2,750 2,553,307
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ...................... 559 293,606
Series 2006-15CB, Class A1, 6.50%, 06/25/36 958 456,686
Series 2006-20CB, Class A9, 6.00%, 07/25/36 424 157,389
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-2CB, Class A6, 5.50%, 03/25/36 USD 666 $ 256,753
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ...................... 2,647 927,879
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ...................... 1,726 921,396
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ...................... 739 357,130
Series 2006-9T1, Class A7, 6.00%, 05/25/36 301 110,384
Series 2006-J7, Class 2A1, (1-mo. SOFR at
1.50% Floor + 1.61%), 2.69%, 11/20/46
(a)
2,633 2,490,019
Series 2006-J8, Class A5, 6.00%, 02/25/37 . 1,180 426,713
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.24%, 11/25/46
(a)
......... 3,843 3,252,969
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.15%, 11/25/46
(a)
................ 1,278 1,164,001
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
4.36%, 11/25/46
(a)
................ 5,102 4,693,155
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.15%, 10/25/46
(a)
................ 217 206,241
Series 2006-OA2, Class A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.20%,
05/20/46
(a)
..................... 958 868,880
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.19%, 05/25/36
(a)
................ 3,941 3,752,672
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.15%, 07/25/46
(a)
................ 6,961 6,424,646
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ...................... 1,710 713,983
Series 2007-12T1, Class A5, 6.00%, 06/25/37 379 165,332
Series 2007-15CB, Class A7, 6.00%, 07/25/37 214 121,681
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ...................... 194 109,803
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,111 532,531
Series 2007-19, Class 1A8, 6.00%, 08/25/37 541 259,098
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,048 1,271,783
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 440 206,639
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,123 1,254,838
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 536 215,397
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.50% Floor + 0.61%), 4.27%,
06/25/37
(a)
..................... 4,449 3,772,835
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,484 550,281
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
4.89%, 11/25/47
(a)
................ 953 864,581
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.05%, 04/25/47
(a)
................ 6,384 5,860,696
Series 2007-OA4, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.11%,
05/25/47
(a)
..................... 2,303 2,111,023
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.13%, 06/25/47
(a)
................ 5,182 4,329,704
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .... 874 458,510

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 4.48%,
10/25/46
(a)
..................... USD 6,391 $ 5,220,967
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 4.45%,
10/25/46
(a)
..................... 3,892 2,551,772
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(d)
374 335,175
Banc of America Alternative Loan Trust, Series
2006-7, Class A4, 6.50%, 10/25/36
(d)
...... 1,688 418,219
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 206 187,256
Series 2006-D, Class 6A1, 3.82%, 05/20/36 . 219 188,398
Series 2006-H, Class 5A1, (1-mo. CME Term
SOFR at 0.36% Floor and 10.50% Cap +
0.47%), 4.14%, 10/20/36 ........... 1,505 470,015
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.20%,
06/20/47 ...................... 638 528,415
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
..................... 10,622 10,585,286
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
..................... 999 996,809
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
..................... 1,119 1,117,253
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
..................... 576 576,999
Series 2024-NQM4, Class B2, 7.54%,
12/26/64
(a)
..................... 440 438,209
Series 2024-NQM4, Class B3, 7.54%,
12/26/64
(a)
..................... 1,006 981,589
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
..................... 948 951,736
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
..................... 2 1,460
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
..................... 10,094 10,164,709
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
..................... 921 928,570
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
..................... 877 884,335
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
..................... 660 660,915
Series 2025-NQM1, Class B2, 7.75%,
01/25/65
(a)
..................... 574 574,148
Series 2025-NQM1, Class B3, 7.75%,
01/25/65
(a)
..................... 1,273 1,249,655
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
..................... 1,062 1,070,148
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
..................... 2 1,823
Series 2025-NQM2, Class A1, 5.75%,
05/25/65
(d)
..................... 11,393 11,536,149
Series 2025-NQM2, Class A2, 5.94%,
05/25/65
(d)
..................... 902 912,931
Series 2025-NQM2, Class A3, 6.04%,
05/25/65
(d)
..................... 1,772 1,793,538
Series 2025-NQM2, Class B1, 7.66%,
05/25/65
(a)
..................... 662 674,608
Series 2025-NQM2, Class B2, 7.66%,
05/25/65
(a)
..................... 263 260,544
Series 2025-NQM2, Class B3, 7.66%,
05/25/65
(a)
..................... 49 43,698
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM2, Class M1, 6.71%,
05/25/65
(a)
..................... USD 1,342 $ 1,354,060
Series 2025-NQM2, Class SA, 0.00%,
05/25/65
(a)
..................... —
(o)
79
Series 2025-NQM3, Class B1, 7.58%,
05/25/65
(a)
..................... 2,000 2,021,011
Series 2025-NQM4, Class PT2, 6.03%,
07/25/65
(a)
..................... 17,484 17,988,668
Series 2025-NQM5, Class PT2, 0.00%,
10/25/55
(a)
..................... 17,670 17,569,894
Series 2025-NQM7, Class PT2, 0.00%,
12/25/64
(a)
..................... 17,103 17,414,302
Series 2026-NQM2, Class B1, 6.37%,
12/25/65
(a)
..................... 1,500 1,466,362
Series 2026-NQM3, Class PT2, 4.92%,
01/25/66
(a)
..................... 19,673 19,945,349
Series 2026-NQM4, Class PT2, 5.54%,
05/25/56
(a)
..................... 19,433 19,917,211
BCAP LLC Trust, Series 2015-RR5, Class 2A3,
4.04%, 01/26/46
(a)(b)
................. 823 773,282
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44% Floor
and 11.50% Cap + 0.55%), 4.21%, 04/25/36
(a)
2,769 2,522,300
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 537 537,776
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ...................... 572 596,299
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.11%, 03/25/37 ............ 794 730,641
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor and 10.50%
Cap + 0.39%), 4.05%, 03/25/37 ....... 1,208 1,155,428
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.17%, 09/25/47 ....... 1,335 1,237,399
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.27%,
11/25/64 ...................... 1,000 1,015,385
Series 2025-NQM2, Class B2, 7.27%,
11/25/64 ...................... 1,000 984,846
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b)(d)
................. 2,000 2,012,751
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME Term
SOFR at 0.27% Floor and 10.50% Cap +
0.38%), 4.04%, 04/25/35
(a)
.......... 454 433,960
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.37%,
05/25/35
(a)
..................... 1,661 1,479,297
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.47%,
04/25/46
(a)
..................... 2,560 667,735
Series 2007-21, Class 1A1, 6.25%, 02/25/38 127 54,151
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 191,997
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 927 293,182
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 4.76%, 03/25/67
(a)(b)
.............. 5,844 5,737,089
CIM Trust, Series 2025-I1, Class B1B, 7.51%,
10/25/69
(a)(b)
...................... 4,918 4,930,013
Citicorp Mortgage Securities Trust, Series 2007-
9, Class 1A1, 6.25%, 12/25/37 .......... 1,102 1,050,484
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ......... 46 40,680

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
(a)(b)
Series 2025-12, Class B1, 6.86%, 01/26/71 . USD 1,332 $ 1,330,300
Series 2025-6, Class B1, 7.21%, 08/25/70 .. 357 359,424
Series 2025-9, Class B1, 6.82%, 09/25/70 .. 2,000 1,995,915
Series 2026-1, Class B1, 6.46%, 02/25/71 .. 282 279,672
Series 2026-2, Class B1, 6.16%, 03/25/71 .. 1,500 1,467,832
Cross Mortgage Trust
(a)(b)
Series 2025-H10, Class B1, 7.14%, 01/25/71 611 605,720
Series 2025-H2, Class B1B, 7.65%, 03/25/70 894 894,976
Series 2025-H6, Class B1B, 7.55%, 07/25/70 1,227 1,221,100
Series 2025-H7, Class B1B, 7.51%, 09/25/70 822 817,304
Series 2026-NQM3, Class B1, 6.92%,
03/25/71 ...................... 4,000 3,905,639
Series 2026-NQM4, Class B1, 6.91%,
04/25/71 ...................... 6,000 5,853,723
Series 2026-NQM5, Class B1, 6.80%,
03/25/71 ...................... 6,000 5,835,700
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 209 184,240
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.28%,
09/27/37
(a)
..................... 2,214 1,895,333
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... 1,053 1,050,250
Deephaven Residential Mortgage Trust
(a)(b)
Series 2021-3, Class B1, 3.27%, 08/25/66 .. 1,000 788,066
Series 2026-INV1, Class B1, 6.57%, 12/25/70 574 565,916
Series 2026-INV2, Class B1, 6.71%, 02/25/71 7,000 6,901,016
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.15%,
08/25/47
(a)
....................... 9,168 7,996,295
Deutsche Mortgage Securities, Inc., Series 2006-
PR1, Class CWA1, 6.00%, 06/25/35
(a)(b)
.... 1,811 886,128
Easy Street Mortgage Loan Trust, Series 2025-
RTL2, Class A1, 5.61%, 10/25/40
(b)(d)
...... 3,788 3,792,120
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 1,512 1,279,768
Series 2023-1, Class B1, 6.63%, 02/25/68 .. 2,000 1,994,774
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 531,285
Series 2026-INV2, Class B1, 6.23%, 02/25/71 1,500 1,460,087
Series 2026-NQM1, Class B1, 6.54%,
02/25/71 ...................... 1,000 989,329
Series 2026-NQM3, Class B1, 6.84%,
03/25/71 ...................... 1,500 1,470,159
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.23%,
02/25/37
(a)
....................... 739 389,880
Galton Funding Mortgage Trust, Series 2019-H1,
Class B2, 4.88%, 10/25/59
(a)(b)
.......... 4,000 3,193,242
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
................. 11,782 11,744,058
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 3.86%, 05/25/35
(a)
........... 14 12,590
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
3.94%, 02/25/36 ................. 1,554 1,451,418
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor and 10.50%
Cap + 2.00%), 5.91%, 03/25/36 ....... 836 770,349
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC1, Class B1, 6.74%,
06/25/65
(a)
..................... 1,873 1,857,793
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM2, Class B1, 7.28%,
06/25/65
(a)
..................... USD 280 $ 284,690
Series 2025-NQM3, Class B1, 6.87%,
11/25/65 ...................... 843 842,213
Series 2025-NQM3, Class B2, 7.31%,
11/25/65
(a)
..................... 896 884,752
Series 2026-DSC1, Class B1, 6.27%,
05/25/66
(a)
..................... 1,000 986,121
Series 2026-NQM1, Class B1, 6.63%,
03/25/66
(a)
..................... 373 368,544
Series 2026-NQM1, Class B2, 7.59%,
03/25/66
(a)
..................... 708 699,066
Series 2026-NQM3, Class B1, 7.02%,
05/25/66
(a)
..................... 3,782 3,781,985
Series 2026-NQM3, Class B2, 7.18%,
05/25/66
(a)
..................... 3,194 3,104,095
GSMSC Resecuritization Trust, Series 2015-5R,
Class 1D, (1-mo. CME Term SOFR at 0.14%
Floor + 0.25%), 3.91%, 04/26/37
(a)(b)
...... 682 387,944
HarborView Mortgage Loan Trust, Series 2006-6,
Class 3A1A, 4.74%, 08/19/36
(a)
......... 200 156,247
Homes Trust
(a)(b)
Series 2025-NQM1, Class B1, 7.03%,
01/25/70 ...................... 2,355 2,357,121
Series 2025-NQM4, Class B1, 6.90%,
08/25/70 ...................... 1,456 1,455,936
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.27%, 10/25/35
(a)
.. 890 830,879
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 539 363,700
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,239 647,208
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.18%,
08/25/37 ...................... 83 58,250
Series 2007-AR15, Class 2A1, 3.37%,
08/25/37 ...................... 411 292,373
J.P. Morgan Mortgage Trust
(a)(b)
Series 2025-DSC2, Class B1, 6.92%,
10/25/65 ...................... 2,000 2,000,768
Series 2025-VIS2, Class B1, 7.24%, 12/25/55 2,000 2,011,706
Series 2026-VIS1, Class B1, 6.40%, 06/25/66 1,458 1,435,281
Series 2026-VIS1, Class B2, 6.52%, 06/25/66 903 868,715
MASTR Asset Securitization Trust, Series 2007-
1, Class 1A4, 6.50%, 11/25/37 .......... 1,269 204,222
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.43%, 12/25/35 156 149,953
Series 2006-1, Class 2A1, 5.16%, 02/25/36 . 135 133,023
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
..................... 4,000 3,558,386
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
..................... 8,921 8,867,761
Series 2025-NQM3, Class B1, 6.93%,
08/25/70
(a)
..................... 1,500 1,519,135
Series 2025-NQM3, Class M1, 6.13%,
08/25/70
(a)
..................... 632 632,063
Mill City Mortgage Loan Trust
(a)(b)
Series 2026-R1, Class A1, 5.46%, 10/25/62 . 8,428 8,441,537
Series 2026-R1, Class M1, 6.20%, 10/25/62 2,000 1,994,329
New Residential Mortgage Loan Trust
(a)(b)
Series 2025-NQM1, Class B2, 7.01%,
01/25/65 ...................... 1,577 1,533,457
Series 2026-NQM3, Class B1, 6.37%,
02/25/66 ...................... 836 825,979

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2026-NQM4, Class B1, 6.54%,
02/25/66 ...................... USD 2,000 $ 1,974,138
Series 2026-NQM5, Class B1, 6.59%,
04/25/66 ...................... 2,000 1,985,553
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............... 182 171,361
PRKCM Trust, Series 2026-AFC3, Class A1,
5.38%, 05/01/61
(a)(b)
................. 2,000 1,999,985
PRPM LLC
(b)
Series 2025-RCF4, Class A3, 4.50%,
08/25/55
(d)
..................... 583 565,609
Series 2025-RCF4, Class M1A, 4.50%,
08/25/55
(d)
..................... 700 672,631
Series 2025-RCF4, Class M2, 4.50%,
08/25/55
(d)
..................... 667 618,903
Series 2026-RCF2, Class M2, 5.50%,
03/25/56
(a)
..................... 2,500 2,376,092
PRPM Trust
(b)
Series 2025-NQM3, Class B1, 6.89%,
05/25/70
(a)
..................... 3,012 3,013,183
Series 2025-NQM6, Class B1, 6.96%,
12/25/70
(a)
..................... 567 562,963
Series 2026-NQM1, Class B1, 7.01%,
02/25/71
(a)
..................... 4,000 3,957,142
Series 2026-NQM2, Class A1, 5.26%,
04/25/71
(a)
..................... 10,000 9,999,846
Series 2026-NQM2, Class B1, 7.20%,
04/25/71
(a)
..................... 4,000 3,999,973
Series 2026-RCF1, Class M2, 5.50%,
01/25/56
(d)
..................... 945 898,875
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(b)(d)
.......... 5,000 5,043,190
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ........................ 99 82,564
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .... 308 93,580
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ........................ 28 23,000
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class B1, 7.21%,
05/25/65
(a)(b)
...................... 2,001 2,001,368
SG Residential Mortgage Trust, Series 2026-2,
Class B1, 6.64%, 04/25/66
(a)(b)
.......... 4,500 4,351,086
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(d)
..... 11,748 11,634,312
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.58%, 04/25/47
(a)
180 71,033
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME Term
SOFR at 0.46% Floor and 10.50% Cap +
0.57%), 4.23%, 02/25/36 ........... 318 299,491
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.15%, 06/25/36 ....... 5,975 5,378,697
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.15%, 07/25/46 ....... 7,227 5,133,162
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.13%, 09/25/47 ................. 1,365 1,271,682
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 5.13%, 02/25/67
(d)
. 7,844 7,487,846
Series 2025-12, Class B1, 6.56%, 12/25/70
(a)
367 364,824
Series 2025-4, Class B2, 7.45%, 05/25/70
(a)
. 500 495,048
Series 2025-7, Class B1, 6.62%, 08/25/70
(a)
. 1,000 1,000,715
Series 2025-7, Class B2, 7.50%, 08/25/70
(a)
. 707 701,953
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-8, Class B1, 6.48%, 09/25/70 .. USD 1,338 $ 1,330,365
Series 2025-8, Class B2, 7.52%, 09/25/70
(a)
. 1,967 1,950,707
Series 2025-INV1, Class B2, 7.30%,
02/25/70
(a)
..................... 2,094 2,078,230
Series 2026-1, Class B1, 6.47%, 01/25/71
(a)
. 350 347,636
Series 2026-1, Class B2, 6.96%, 01/25/71
(a)
. 152 148,378
Series 2026-2, Class B1, 6.33%, 02/25/71
(a)
. 486 481,440
Series 2026-3, Class B1, 6.44%, 03/25/71
(a)
. 2,000 1,981,949
Series 2026-3, Class B2, 6.81%, 03/25/71
(a)
. 375 362,155
Series 2026-4, Class B1, 6.67%, 04/25/71
(a)
. 2,100 2,088,269
Series 2026-4, Class B2, 6.78%, 04/25/71
(a)
. 1,500 1,447,268
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
.......... 2,800 2,792,968
WaMu Mortgage Pass-Through Certificates Trust,
Series 2007-OA4, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 4.31%, 05/25/47
(a)
. 624 536,811
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2006-8, Class A5, 4.06%, 10/25/36
(d)
. 941 325,865
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 4.49%,
06/25/46
(a)
..................... 2,579 2,099,224
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.36%,
10/25/46
(a)
..................... 3,928 3,483,764
Series 2007-OA5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.75% Floor + 0.75%), 4.26%,
06/25/47
(a)
..................... 4,178 3,600,668
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
4.35%, 05/25/47
(a)
................ 1,955 1,724,271
Series 2007-OA6, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.81% Floor + 0.81%), 4.32%,
07/25/47
(a)
..................... 2,139 1,820,032
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2007-OA1,
Class 2A, (Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at 0.72%
Floor + 0.72%), 4.23%, 12/25/46
(a)
....... 3,209 2,684,090
478,608,438
Commercial Mortgage-Backed Securities — 6.7%
1301 Trust, Series 2025-1301, Class A, 5.23%,
08/11/42
(a)(b)
...................... 4,683 4,703,488
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.15%,
06/15/42
(a)(b)
...................... 1,767 1,779,721
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.08%, 09/15/34
(a)(b)
. 1,564 1,544,450
ARES Commercial Mortgage Trust
(a)(b)
Series 2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.35%,
07/15/41 ...................... 1,270 1,272,381
Series 2026-GCP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.90%,
02/15/43 ...................... 1,000 1,000,000
Series 2026-GCP, Class D, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.00%,
02/15/43 ...................... 1,000 1,001,249

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.10%,
10/15/34
(a)(b)
...................... USD 13,280 $ 13,300,750
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.93%, 04/15/35
(a)(b)
...... 3,467 3,432,330
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
5.90%, 12/15/36 ................. 3,624 3,479,040
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.30%, 08/15/42 ................. 2,377 2,380,679
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 15,300 15,637,041
Series 2024-MAR, Class C, 7.77%, 12/10/41 6,370 6,567,764
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.00%,
08/15/39 ...................... 17,580 17,611,767
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.51%,
02/15/42 ...................... 8,893 8,892,954
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ........................ 2,091 1,887,079
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.46%, 05/15/35
(a)(b)
........... 1,900 1,900,000
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.58%), 4.23%,
08/25/35 ...................... 1,457 1,425,166
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.59%), 4.27%,
11/25/35 ...................... 379 371,660
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.12%,
03/25/37 ...................... 1,084 1,041,425
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.20%,
07/25/37 ...................... 1,899 1,808,507
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.44%,
09/25/37 ...................... 439 417,294
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 2.36%), 6.02%,
12/25/37 ...................... 1,002 902,180
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a)(b)
........... 1,140 987,047
BFLD Commercial Mortgage Trust
(a)(b)
Series 2025-5MW, Class A, 4.83%, 10/10/42 3,203 3,180,274
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.15%,
11/15/42 ...................... 9,476 9,481,922
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.47%, 10/15/35
(a)(b)
................. 2,433 18,223
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.50%, 08/15/42
(a)(b)
. 8,747 8,757,934
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.03%,
06/15/41
(a)(b)
...................... 4,710 4,710,000
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
................ 3,600 3,242,084
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.15%,
10/15/41 ...................... USD 8,920 $ 8,937,101
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.35%,
08/15/41 ...................... 16,729 16,775,849
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.54%, 10/15/41 ................. 6,280 6,299,532
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.95%, 12/15/39 ................. 3,795 3,799,909
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.30%, 05/15/41 ................. 1,911 1,911,165
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.10%,
02/15/39 ...................... 4,170 4,173,098
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.20%, 06/15/37 ................. 3,254 3,253,926
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.17%, 11/15/41 . CAD 4,518 3,328,162
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.10%,
02/15/39 ...................... USD 7,643 7,649,753
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.05%,
03/15/41 ...................... 3,937 3,940,371
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.10%, 04/15/40 ................. 6,939 6,943,755
Series 2025-SPOT, Class B, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.40%, 04/15/40 ................. 1,813 1,814,412
Series 2026-LP3, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.03%,
04/15/43 ...................... 6,000 6,013,125
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.35%,
03/15/45 ...................... 9,912 9,893,415
BX Trust
(a)(b)
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.36%),
7.02%, 02/15/36 ................. 4,991 4,976,223
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.65%,
01/15/39 ...................... 6,710 6,707,908
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
4.50%, 01/15/39 ................. 1,659 1,658,517
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.15%,
06/15/41 ...................... 7,455 7,432,017
Series 2025-ARIA, Class A, 5.20%, 12/13/42 9,185 9,246,899
Series 2025-LIFE, Class A, 6.08%, 06/13/47 2,852 2,847,612
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.01%,
10/15/42 ...................... 1,779 1,779,000
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.10%,
03/15/42 ...................... 6,227 6,199,757
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.35%,
12/15/44 ...................... 9,559 9,553,026

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 . USD 1,000 $ 841,341
Series 2021-601L, Class D, 2.87%, 01/15/44 3,863 3,133,667
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 4,166 3,982,600
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 5.07%, 05/10/49
(a)
..... 2,870 2,843,591
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term SOFR
at 4.44% Floor + 4.44%), 8.09%, 08/15/36
(a)(b)
7,120 7,090,971
Commercial Mortgage Trust
(b)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.50%, 06/15/41
(a)
................ 4,380 4,374,525
Series 2025-167G, Class A, 5.50%, 08/10/40 2,531 2,499,234
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.30%, 08/15/41
(a)(b)
................. 2,868 2,865,509
CSMC Trust, Series 2022-LION, Class A,
(1-mo. CME Term SOFR + 3.44%), 7.09%,
02/15/27
(a)(b)(f)
..................... 8,800 8,764,766
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.01%,
11/15/42 ...................... 8,792 8,797,495
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.70%,
11/15/42 ...................... 4,162 4,162,000
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.54%,
08/15/34
(a)(b)
...................... 12,500 12,492,187
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.40%, 04/15/37
(a)(b)
........... 3,040 3,039,050
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.25%, 08/15/35
(a)(b)
................. 5,197 5,205,054
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.26%,
08/15/37
(a)(b)
...................... 1,214 1,215,131
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
....................... 9,301 9,428,812
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.95%, 10/15/42
(a)(b)
...... 6,894 6,902,692
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.10%,
12/15/39
(a)(b)
...................... 10,700 10,707,117
FS ORL, Series 2026-ORL, Class E, (1-mo. CME
Term SOFR at 3.25% Floor + 3.25%), 6.90%,
02/15/41
(a)(b)
...................... 3,250 3,249,653
GGP, Series 2026-TY, Class A, 4.83%, 03/05/43
(a)
(b)
............................. 3,000 2,970,387
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.35%, 05/15/41 .. 5,005 5,014,384
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.20%, 03/15/39 ................. 1,086 1,087,358
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.75%,
03/15/28 ...................... 8,480 8,477,350
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.31%,
11/25/41 ...................... USD 1,659 $ 1,659,027
GSMS Trust, Series 2024-FAIR, Class A, 6.07%,
07/15/29
(a)(b)
...................... 2,253 2,292,660
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a)(b)
.... 3,150 3,065,368
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.50%, 10/15/41
(a)(b)
................. 2,298 2,299,038
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.20%, 05/15/37
(a)(b)
. 1,525 1,525,000
Hilton USA Trust, Series 2025-NVIL, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.40%, 07/15/42
(a)(b)
........... 4,750 4,757,422
HLTN Commercial Mortgage Trust, Series 2026-
DPLO, Class A, (1-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.36%, 04/15/41
(a)(b)
. 4,000 4,006,250
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.92%, 10/15/36
(a)(b)
........... 8,500 8,409,687
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.64%, 02/05/45
(a)(b)
........... 6,550 6,699,887
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.65%, 01/13/40
(a)(b)
...... 8,310 8,506,579
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.95%, 09/06/38 4,787 4,752,632
Series 2022-OPO, Class D, 3.56%, 01/05/39 2,409 1,833,249
Series 2024-OMNI, Class A, 5.99%, 10/05/39 4,710 4,755,834
Series 2025-PHNY, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.30%, 01/15/41 ................. 5,000 5,001,563
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.28%, 06/15/39
(a)(b)
. 8,750 8,750,000
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.20%, 12/15/39
(a)(b)
. 10,276 10,275,639
KSL Trust, (1M Sofr FWD + 4.09%), 7.74%,
06/15/30
(a)(b)
...................... 2,000 2,006,369
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.05%, 08/17/42
(a)(b)
...... 8,940 8,941,074
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.35%, 10/15/40
(a)(b)
................. 10,000 9,989,405
MAIN Trust, Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.35%, 01/15/41
(a)(b)
................. 3,000 2,999,985
MHP Commercial Mortgage Trust
(a)(b)
Series 2021-STOR, Class J, (1-mo. CME
Term SOFR at 3.95% Floor + 4.06%),
7.72%, 07/15/38 ................. 1,277 1,273,165
Series 2025-MHIL2, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.15%, 09/15/40 ................. 5,928 5,931,679
MIC Trust (The), Series 2023-MIC, Class A,
8.73%, 12/05/38
(a)(b)
................. 1,000 1,064,528
MLTI Trust, Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor + 1.40%),
5.05%, 03/15/36
(a)(b)
................. 2,500 2,496,888
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.02%, 07/15/51 . 1,440 1,379,278
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
2,112 1,629,077

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(b)
..................... USD 3,286 $ 3,242,597
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.05%, 10/15/40
(a)(b)
. 7,744 7,739,165
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.40%,
10/15/40 ...................... 3,000 3,007,500
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.87%,
02/15/42 ...................... 5,117 5,101,009
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.65%,
08/15/29 ...................... 6,179 6,179,297
Series 2025-77C, Class A, 4.95%, 01/10/36 . 12,630 12,550,469
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 4.08%, 05/10/39
(a)(b)
........... 4,300 3,849,760
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.15%, 12/15/39
(a)(b)
................. 8,630 8,643,484
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(a)(b)
........ 4,662 4,735,054
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.55%, 06/15/39
(a)(b)
................. 2,850 2,849,109
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.12%, 07/15/38
(a)(b)
. 1,400 261,034
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.80%, 03/15/43
(a)(b)
. 3,025 3,009,888
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.40%, 04/15/41
(a)(b)
........... 1,830 1,830,000
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.15%, 09/15/42
(a)(b)
................. 3,909 3,918,772
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.60%, 10/15/41
(a)(b)
................. 6,600 6,623,084
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.85%, 10/15/40
(a)(b)
................. 7,200 7,191,009
SLG Office Trust
(a)(b)
Series 2026-OMA, Class A, 4.97%, 04/15/41 8,000 8,028,903
Series 2026-OMA, Class E, 6.96%, 04/15/41 5,000 5,025,298
Series 2026-OMA, Class F, 7.92%, 04/15/41 7,000 7,048,470
SWCH Commercial Mortgage Trust, Series 2025-
DATA, Class A, (1-mo. CME Term SOFR at
1.44% Floor + 1.44%), 5.10%, 02/15/42
(a)(b)
. 5,000 4,956,250
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.90%, 12/15/39
(a)(b)
. 10,900 10,900,000
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.30%, 11/15/42
(a)(b)
................. 4,250 4,239,426
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 2,410 2,413,638
Velocity Commercial Capital Loan Trust
(b)
Series 2020-1, Class M1, 2.80%, 02/25/50
(a)
2,796 2,324,214
Series 2020-1, Class M3, 3.19%, 02/25/50
(a)
508 394,851
Series 2021-3, Class M5, 4.33%, 10/25/51
(a)
1,549 1,121,583
Series 2021-4, Class M4, 4.48%, 12/26/51
(a)
1,384 1,139,481
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
4,467 3,732,475
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2023-1, Class M5, 9.64%, 01/25/53
(a)
USD 1,872 $ 1,775,395
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
629 636,724
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
577 581,896
Series 2024-2, Class M5, 10.72%, 04/25/54
(a)
733 746,417
Series 2024-5, Class M3, 6.76%, 10/25/54 .. 2,618 2,599,829
Series 2024-5, Class M4, 9.47%, 10/25/54 .. 3,820 3,816,397
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,995 4,023,933
Series 2025-1, Class M4, 10.15%, 02/25/55 . 1,383 1,392,017
Series 2025-3, Class M3, 7.38%, 06/25/55
(a)
623 627,143
Series 2025-4, Class M2, 6.17%, 09/25/55
(a)
1,245 1,236,451
Series 2025-4, Class M3, 6.31%, 09/25/55
(a)
725 710,254
Series 2025-4, Class M4, 9.35%, 09/25/55
(a)
2,332 2,285,374
Series 2025-4, Class M5, 10.08%, 09/25/55
(a)
832 755,607
Series 2025-5, Class M2, 6.31%, 12/25/55
(a)
1,083 1,079,438
Series 2025-5, Class M3, 6.70%, 12/25/55
(a)
3,148 3,097,264
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(d)
..................... 2,945 2,963,975
Series 2026-1, Class M3, 6.26%, 02/25/56
(a)
995 977,938
Series 2026-1, Class M4, 8.48%, 02/25/56
(a)
497 488,396
Series 2026-P1, Class A, 5.54%, 03/25/56
(a)
. 17,622 17,549,142
Series 2026-P1, Class M1, 5.98%, 03/25/56
(a)
1,502 1,492,365
Series 2026-P1, Class M2, 6.46%, 03/25/56
(a)
1,396 1,386,403
Series 2026-P1, Class M3, 6.94%, 03/25/56
(a)
2,658 2,626,761
Series 2026-P1, Class M4, 9.53%, 03/25/56
(a)
1,781 1,757,412
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 5.20%, 10/13/39
(a)(b)
...... 5,413 5,375,298
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-C37, Class C, 4.64%, 12/15/49 . 2,803 2,759,064
Series 2016-LC25, Class C, 4.45%, 12/15/59 8,320 8,110,533
Series 2016-NXS5, Class B, 4.95%, 01/15/59 1,115 1,075,862
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a)(b)
................. 4,000 4,114,791
701,412,997
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2024-NQM4, Class XS, 2.27%,
12/26/64 ...................... 15,710 507,464
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ...................... 15,463 455,870
Series 2025-NQM2, Class XS2, 1.54%,
05/25/65 ...................... 16,383 417,139
1,380,473
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.98%,
08/10/35 ...................... 64,422 429,821
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 ...................... 35,000 68,145
Commercial Mortgage Trust, Series 2014-UBS5,
Class XB2, 0.92%, 09/10/47
(b)
.......... 12,675 96,778
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.55%, 09/15/47 300 3
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 81,290
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 1.06%, 03/10/50
(b)
...... 28,502 96,422
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.64%,
10/15/48
(b)
....................... 5,686 215
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.71%, 03/15/49
(b)
...... 13,600 175,043
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%, 04/10/37 40,610 74,966
Series 2017-75B, Class XB, 0.11%, 04/10/37 27,000 14,070

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.49%,
08/15/49
(b)
..................... USD 11,784 $ 60,557
Series 2016-LC25, Class XA, 0.92%,
12/15/59 ...................... 15,764 27,477
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.48%, 05/15/47 .... 40,914 323
1,125,110
Total Non-Agency Mortgage-Backed Securities — 11.2%
(Cost: $1,193,083,307) ............................ 1,182,527,018
Preferred Securities
Capital Trusts — 2.0%
Automobiles — 0.1%
(a)(l)
RCI Banque SA, (5-Year EURIBOR ICE Swap
Rate + 3.84%), 6.13%
(c)
.............. EUR 600 713,013
Stellantis NV
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25%
(c)
....................... 1,350 1,554,349
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 4.08%), 8.25%
(c)
......... GBP 1,075 1,423,152
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88%
(c)
....................... EUR 1,150 1,323,925
5,014,439
Banks — 0.8%
(a)
ABN AMRO Bank NV, (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(c)(l)
................. 700 862,633
AIB Group plc
(l)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13%
(c)
....................... 587 732,975
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00%
(c)
....................... 3,041 3,628,637
Banco Bilbao Vizcaya Argentaria SA
(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.10%), 9.38% .... USD 751 826,838
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 1,400 1,754,020
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 5.17%), 5.00%
(c)(l)
............ 200 236,197
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 8.38%
(b)(l)
........... USD 708 750,402
Banco Santander SA
(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% .... 1,000 1,098,179
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,245,043
Bank of America Corp.
(l)
Series RR, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
4.38% ........................ USD 528 523,152
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 2,716 2,801,185
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 716 723,640
Bank of Ireland Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.63%), 6.13%
(c)(l)
......... EUR 400 477,676
Bank of Montreal, Series 6, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88%, 11/26/85 .............. USD 1,200 1,227,990
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84 .............. 1,554 1,648,029
Barclays plc
(l)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 6.96%), 8.88%
(c)
......... GBP 1,766 2,483,126
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 2,771 $ 2,678,169
(5-year SONIA Mid-Swaps Rate + 5.64%),
9.25% ........................ GBP 700 1,010,830
(USISSO05 + 5.78%), 9.63% ........... USD 2,532 2,825,611
(USISSO05 + 3.69%), 7.63% ........... 708 745,701
(5-Year EURIBOR ICE Swap Rate + 3.56%),
6.13%
(c)
....................... EUR 1,975 2,287,273
BNP Paribas Fortis SA, (3-mo. EURIBOR +
2.00%), 4.15%
(c)(l)(m)
................. 1,500 1,696,943
BNP Paribas SA
(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b)
... USD 3,502 3,673,143
(5-Year EUR Swap Annual + 4.65%), 6.88%
(c)
EUR 400 497,254
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b)
... USD 924 859,198
BPER Banca SpA
(l)
(5-Year EURIBOR ICE Swap Rate + 4.35%),
6.50%
(c)
....................... EUR 1,109 1,343,866
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 3.57%), 5.88%
(c)
............ 2,600 3,047,828
CaixaBank SA
(l)
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50%
(c)
....................... 1,200 1,538,655
(5-Year EURIBOR ICE Swap Rate + 3.35%),
5.88%
(c)
....................... 400 464,726
Citigroup, Inc.
(l)
Series T, (3-mo. CME Term SOFR + 4.78%),
6.25% ........................ USD 519 519,120
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 2,639 2,677,630
Series EE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 926 931,602
Series FF, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 196 199,469
Series GG, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 4,995 5,071,433
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 1,830 1,852,430
Series DD, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 235 244,113
Commerzbank AG
(l)
(5-Year EUR Swap Annual + 6.74%), 6.50%
(c)
EUR 400 492,107
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88%
(c)
....................... 800 1,043,112
Cooperatieve Rabobank UA
(l)
(5-Year EUR Swap Annual + 3.72%), 4.88%
(c)
1,200 1,415,523
6.50%
(c)
......................... 266 353,947
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(c)(l)
.............. 1,000 1,186,854
Eurobank SA, (5-Year EURIBOR ICE Swap Rate
+ 3.79%), 6.25%
(c)(l)
................. 2,450 2,846,688
HSBC Holdings plc, (5-Year EUR Swap Annual +
3.84%), 4.75%
(c)(l)
................... 3,516 4,105,921
ING Groep NV, (USISSO05 + 4.36%), 8.00%
(c)(l)
USD 2,072 2,213,744
Intesa Sanpaolo SpA
(l)
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(c)
....................... EUR 980 1,302,898
(5-Year EURIBOR ICE Swap Rate + 3.03%),
5.50%
(c)
....................... 475 541,456

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co.
(l)
Series KK, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.85%),
3.65% ........................ USD 230 $ 229,582
Series PP, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.10% ........................ 1,157 1,157,000
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 3.99%), 6.25%
(c)(l)
.............. EUR 800 972,209
Lloyds Banking Group plc
(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.82%), 6.75% .... USD 362 363,229
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 5.88%), 8.50% ........... GBP 2,694 3,794,078
(5-year SONIA Mid-Swaps Rate + 5.11%),
7.88%
(c)
....................... 498 700,341
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00% .... USD 200 213,289
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.32%), 5.80%
(c)(l)
...... EUR 600 692,711
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(l)
.................... USD 289 319,077
Piraeus Bank SA, (5-Year EURIBOR ICE Swap
Rate + 3.70%), 6.13%
(c)(l)
.............. EUR 1,366 1,573,622
PNC Financial Services Group, Inc. (The), Series
W, (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(l)
.. USD 162 164,624
Societe Generale SA
(b)(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38% .... 1,906 2,010,016
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38% .... 645 618,949
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84 ...... 1,008 1,047,138
Unicaja Banco SA, (5-Year EUR Swap Annual +
5.02%), 4.88%
(c)(l)
................... EUR 1,200 1,412,912
UniCredit SpA, (5-Year EURIBOR ICE Swap
Rate + 4.21%), 6.50%
(c)(l)
.............. 1,102 1,359,616
87,315,359
Broadline Retail — 0.0%
Rakuten Group, Inc., (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a)(c)(l)
................ 1,907 2,185,074
Capital Markets — 0.2%
(a)
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55 .............. USD 690 667,642
Charles Schwab Corp. (The), Series K, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.26%), 5.00%
(l)
...... 134 133,168
Deutsche Bank AG
(l)
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(c)
....................... EUR 1,200 1,389,894
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(c)
....................... 1,400 1,696,511
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c)
....................... 2,400 3,016,637
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(c)
....................... 600 735,294
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c)
....................... 2,000 2,486,072
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75%
(c)
....................... 1,400 1,659,436
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
(l)
Series U, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.92%),
3.65% ........................ USD 357 $ 355,880
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13% ........................ 332 328,666
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 336 346,154
Series Y, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 1,477 1,488,030
State Street Corp., (3-mo. CME Term SOFR +
1.26%), 4.94%, 06/15/47 .............. 1,115 985,842
UBS Group AG
(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(b)
... 200 216,425
(USISSO05 + 3.08%), 7.00%
(b)
......... 1,130 1,155,290
(USISSO05 + 3.12%), 6.60%
(b)
......... 200 201,673
(USISSO05 + 3.24%), 6.63%
(b)
......... 793 798,519
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.31%), 4.38%
(c)
... 2,400 2,200,247
(USISSO05 + 4.16%), 7.75%
(b)
......... 1,583 1,688,675
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(b)
... 2,391 2,790,390
(USISSO05 + 3.18%), 7.13%
(b)
......... 1,390 1,422,559
(USISSO05 + 3.30%), 7.00%
(b)
......... 1,365 1,389,102
(USISSO05 + 3.32%), 7.00%
(b)
......... 600 608,950
27,761,056
Chemicals — 0.0%
FMC Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55
(a)
.................. 743 492,411
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a)(b)(l)
................. 540 559,175
Consumer Finance — 0.0%
(a)(l)
American Express Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% .................... 683 676,540
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70% ....... 654 642,623
Volkswagen International Finance NV
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49%
(c)
....................... EUR 200 235,398
(EUAMDB08 + 3.49%), 5.99%
(c)
......... 600 709,460
2,264,021
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a)
(c)(l)
............................. 1,300 1,512,531
Diversified Telecommunication Services — 0.0%
(a)
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(c)
............ GBP 1,726 2,469,018
Telefonica Emisiones SA
(l)
(5-Year EURIBOR ICE Swap Rate + 1.84%),
4.38%
(c)
....................... EUR 300 344,841
(EUAMDB08 + 2.13%), 4.88%
(c)
......... 400 455,345
3,269,204

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.2%
(a)
Alliant Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75%, 04/01/56 .............. USD 1,015 $ 997,668
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54 .............. 139 145,220
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54
(c)
............ EUR 2,700 3,204,017
Electricite de France SA, (5-Year EURIBOR ICE
Swap Rate + 2.94%), 5.13%
(c)(l)
......... 200 238,430
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
1.66%), 4.13%
(c)(l)
................... 450 512,958
Eversource Energy
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.52%),
6.10%, 08/15/56 ................. USD 685 682,223
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.33%),
6.35%, 08/15/56 ................. 785 784,649
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75%, 06/15/54 ................. 412 431,415
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38%, 08/15/55 ................. 625 637,833
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
3.80%, 03/15/82 ................. 1,101 1,073,840
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)(l)
.................. 1,396 1,516,477
PG&E Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38%, 03/15/55 ................. 2,931 3,014,701
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.85%, 09/15/56 ................. 2,611 2,610,477
15,849,908
Financial Services — 0.0%
(a)
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54 ...... 375 366,811
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54 .............. 260 258,531
Nationwide Building Society
(l)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 5.63%), 5.75%
(c)
......... GBP 511 695,190
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.85%), 7.50%
(c)
......... 499 690,707
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.59%), 7.88%
(c)
......... 225 315,814
2,327,053
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)(b)
................. USD 229 237,917
Hotels, Restaurants & Leisure — 0.0%
Gohl Capital Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.71%), 7.63%
(a)(c)(l)
................. 1,273 1,260,601
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.0%
(a)
AES Andes SA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.84%),
8.15%, 06/10/55
(b)
.................. USD 860 $ 906,225
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55 .............. 308 313,769
Orsted A/S
(5-Year EUR Swap Annual + 1.86%),
1.50%, 02/18/3021
(c)
.............. EUR 823 830,667
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50%, 02/18/3021
(c)
. GBP 886 932,925
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13%, 03/14/3024
(c)
.............. EUR 400 473,561
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b)(l)
........................ USD 1,725 1,730,039
5,187,186
Insurance — 0.1%
(a)(l)
Achmea BV
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63%
(c)
....................... EUR 400 468,073
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13%
(c)
....................... 300 355,535
(5-Year EURIBOR ICE Swap Rate + 3.21%),
5.75%
(c)
....................... 350 393,114
Ageas SA, (5-Year EURIBOR ICE Swap Rate +
3.04%), 5.88%
(c)
................... 600 701,556
Athora Netherlands NV, (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(c)
.......... 863 1,045,257
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.60%), 5.75%
(c)
................... 400 479,661
BNP Paribas Cardif SA, (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00%
(c)
.......... 2,800 3,260,850
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(c)
......................... GBP 466 531,496
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(c)
................... 793 1,023,907
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(c)
.................. EUR 1,839 2,147,939
Standard Life plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.19%), 8.50%
(c)
................... USD 600 639,778
Unipol Assicurazioni SpA, (5-Year EURIBOR ICE
Swap Rate + 3.24%), 6.00%
(c)
.......... EUR 614 714,987
11,762,153
Multi-Utilities — 0.1%
(a)
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 77 81,316
Dominion Energy, Inc.
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%, 06/01/54 ................. 290 309,224
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.21%),
6.63%, 05/15/55 ................. 85 86,933
Sempra, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.79%),
6.88%, 10/01/54 ................... 3,465 3,526,351
Veolia Environnement SA, (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(c)(l)
......... EUR 500 570,687
4,574,511

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.3%
(a)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20%, 06/27/54 ................. USD 414 $ 442,649
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38%, 03/15/55 ................. 603 637,580
Energy Transfer LP
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(l)
....................... 1,655 1,656,951
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(l)
....................... 3,015 3,096,511
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00%, 05/15/54 ................. 1,219 1,292,173
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13%, 10/01/54 ................. 332 340,873
Sunoco LP, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b)(l)
........................ 4,719 4,886,789
Var Energi ASA
(5-Year EURIBOR ICE Swap Rate + 4.77%),
7.86%, 11/15/83
(c)
................ EUR 1,078 1,368,946
(5-Year EURIBOR ICE Swap Rate + 2.31%),
4.95%, 04/29/86
(c)
................ 600 698,908
Venture Global LNG, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(l)
.................. USD 3,810 3,768,253
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(c)(l)
...... EUR 1,190 1,417,375
19,607,008
Paper & Forest Products — 0.0%
(c)
Stora Enso OYJ
(a)(l)
(5-Year EURIBOR ICE Swap Rate + 2.84%),
5.63%
(c)
....................... 300 355,303
(5-Year EURIBOR ICE Swap Rate + 3.12%),
5.88%
(c)
....................... 250 295,506
650,809
Passenger Airlines — 0.0%
(a)(c)
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(l)
............... 400 451,250
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55 .... 900 1,034,948
1,486,198
Pharmaceuticals — 0.1%
(c)
Bayer AG
(a)
(5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(c)
................ 1,500 1,769,109
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83
(c)
.......... 200 246,105
(5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83
(c)
................ 1,400 1,781,762
3,796,976
Real Estate Management & Development — 0.1%
Aroundtown Finance SARL
(a)(l)
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25%
(c)
....................... 2,961 3,289,612
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13%
(c)
....................... 550 605,538
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a)(c)(l)
................ 658 557,781
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Grand City Properties SA, (5-Year EURIBOR ICE
Swap Rate + 2.18%), 1.50%
(a)(c)(l)
........ EUR 1,700 $ 1,987,536
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a)(c)(l)
........... 2,025 2,316,520
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate + 6.16%),
8.13%
(a)(c)(l)
..................... 900 930,996
9,687,983
Wireless Telecommunication Services — 0.0%
(a)
SoftBank Group Corp., (5-Year EURIBOR ICE
Swap Rate + 4.46%), 6.50%, 10/29/62
(c)
... 597 608,731
Telefonica Europe BV
(l)
(7-Year EUR Swap Annual + 3.35%), 6.14%
(c)
1,200 1,477,265
(EUAMDB08 + 3.12%), 5.75%
(c)
......... 700 852,399
2,938,395
Total Capital Trusts — 2.0%
(Cost: $198,331,228) .............................. 209,739,968
Shares
Shares
Preferred Stocks — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Preference) ... 2,648 96,350
Chemicals — 0.0%
FUCHS SE (Preference) ................ 7,724 364,243
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ........ 38,072 2,770,426
IT Services — 0.0%
(e)
Veritas Newco ....................... 2,876 55,367
Veritas Newco, Series G-1
(a)
............. 1,987 38,242
93,609
Machinery — 0.0%
Jungheinrich AG (Preference) ............ 7,821 235,637
Technology Hardware, Storage & Peripherals
— 0.1%
Samsung Electronics Co. Ltd. (Preference) ... 68,820 7,428,013
Total Preferred Stocks — 0.1%
(Cost: $10,617,266) ............................... 10,988,278
Total Preferred Securities — 2.1%
(Cost: $208,948,494) .............................. 220,728,246
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
................. USD 4,627 4,355,840
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association,
2.02%, 05/01/30 ................... 3,831 3,522,815
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $8,095,934) ............................... 7,878,655

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(e)(f)
1,841 $ —
Total Warrants — 0.0%
(Cost: $—) ..................................... —
Total Long-Term Investments — 95.6%
(Cost: $9,635,273,288) ............................ 10,099,983,673
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.3%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury Bills,
13.71%, 10/01/26
(r)
................. BRL 83 15,838,189
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills, 22.93%,
05/05/26
(r)
........................ EGP 285,200 5,307,741
Mexico — 0.1%
Mexico Cetes
(r)
7.11%, 08/06/26 ................... MXN 11,690 6,572,258
Security
Par (000)
Par (000) Value
Mexico (continued)
119.84%, 03/18/27 .................. MXN 6,588 $ 3,546,398
10,118,656
Total Foreign Government Obligations — 0.3%
(Cost: $31,404,634) ............................... 31,264,586
Shares
Shares
Money Market Funds — 6.4%
(s)(t)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(u)
................... 215,378,853 215,443,467
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 3.54% ..................... 462,671,825 462,671,825
Total Money Market Funds — 6.4%
(Cost: $678,114,695) .............................. 678,115,292
Total Short-Term Securities — 6.7%
(Cost: $709,519,329) .............................. 709,379,878
Total Options Purchased — 0.0%
( Cost: $1,336,591 ) ............................... 957,391
Total Investments Before Options Written — 102.3%
(Cost: $10,346,129,208 ) ............................ 10,810,320,942
Total Options Written — (0.0)%
(Premium Received — $(1,014,913)) ................... (1,095,621)
Total Investments Net of Options Written — 102.3%
(Cost: $10,345,114,295 ) ............................ 10,809,225,321
Liabilities in Excess of Other Assets — (2.3)% ............. (238,817,724)
Net Assets — 100.0% ...............................
$ 10,570,407,597
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $28,560,601, representing 0.27% of its net assets as of period end, and an original cost of $27,712,259.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Perpetual security with no stated maturity date.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security is held by a wholly-owned subsidiary.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Rates are discount rates or a range of discount rates as of period end.
(s)
Affiliate of the Fund.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,829,462 $ — $ (41,370,640)
(a)
$ (1,201) $ (14,154) $ 215,443,467 215,378,853 $ 1,067,166
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 652,613,416 — (189,941,591)
(a)
— — 462,671,825 462,671,825 15,550,397 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 199,780,796 — (200,330,461) 1,957,582 (1,407,917) — — 1,085,714 —
iShares 5-10 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 219,135,324 — (222,081,648) 2,699,359 246,965 — — 3,819,001 —
iShares Core 1-5 Year USD
Bond ETF
(c)
.......... 55,124,727 — (55,212,225) 393,634 (306,136) — — 193,198 —
iShares Core Dividend Growth
ETF
(c)
.............. 304,953,227 44,653,827 (361,645,692) 27,796,083 (15,757,445) — — 216,311 —
iShares Core MSCI Emerging
Markets ETF .......... — 213,010,345 (123,811,616) 8,215,735 16,332,224 113,746,688 1,449,187 3,609,117 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 213,066,320 — — — — 213,066,320 2,650,738 9,305,193 —
iShares MSCI Australia ETF
(c)
— 22,950,823 (24,783,527) 1,832,704 — — — 362,620 —
$ 42,893,896 $ (906,463) $ 1,004,928,300 $ 35,208,717 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 578 06/18/26 $ 209,344 $ 2,845,820
U.S. Treasury 10-Year Note ................................................... 5,691 06/18/26 629,122 (567,725)
U.S. Treasury Ultra Bond ..................................................... 1,932 06/18/26 221,878 (11,005,128)
MSCI EAFE Index ......................................................... 14 06/19/26 2,132 77,631
U.S. Treasury 5-Year Note .................................................... 23,669 06/30/26 2,551,999 (24,787,556)
(33,436,958)
Short Contracts
EUR Currency ............................................................ 474 06/15/26 69,678 (179,562)
GBP Currency ............................................................ 507 06/15/26 43,098 (741,209)
U.S. Treasury 10-Year Note ................................................... 41 06/18/26 4,532 112,288
U.S. Treasury 10-Year Ultra Note ............................................... 102 06/18/26 11,505 284,069
U.S. Treasury Long Bond ..................................................... 52 06/18/26 5,860 216,406
U.S. Treasury Ultra Bond ..................................................... 16 06/18/26 1,838 89,540
(218,468)
$ (33,655,426)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 112,527,128 USD 21,246,000 Barclays Bank plc 05/05/26 $ 1,472,371
BRL 157,868,515 USD 31,598,982 Citibank NA 05/05/26 273,471
BRL 41,934,477 USD 8,411,204 HSBC Bank plc 05/05/26 55,048
COP 53,244,274,196 USD 13,860,822 Citibank NA 05/11/26 749,226
COP 11,857,961,650 USD 3,047,536 JPMorgan Chase Bank NA 05/11/26 206,248
GBP 490,000 USD 661,486 BNP Paribas SA 05/15/26 5,274
USD 3,026,421 CHF 2,360,000 Bank of America NA 05/15/26 2,348
USD 341,063 EUR 290,000 Bank of America NA 05/15/26 526
USD 398,415,907 EUR 337,550,000 Deutsche Bank AG 05/15/26 2,042,889
EGP 29,490,000 USD 537,648 Morgan Stanley & Co. International plc 05/21/26 7,164
CZK 134,777,653 USD 6,462,906 BNP Paribas SA 05/26/26 25,763
USD 11,187,869 CLP 9,961,119,440 Bank of America NA 05/26/26 117,260
USD 1,192,886 COP 4,268,146,035 JPMorgan Chase Bank NA 05/26/26 26,039
USD 9,118,874 IDR 157,235,824,278 Citibank NA 05/26/26 39,449
USD 940,958 MXN 16,355,699 Barclays Bank plc 05/26/26 6,432
USD 2,102,598 MYR 8,304,840 Barclays Bank plc 05/26/26 9,286
USD 1,513,617 PEN 5,221,440 HSBC Bank plc 05/26/26 27,291
USD 18,909,123 PHP 1,138,439,644 Barclays Bank plc 05/26/26 378,904
USD 11,553,103 RON 50,307,270 HSBC Bank plc 05/26/26 206,234
USD 13,019,781 ZAR 215,136,302 State Street Bank and Trust Co. 05/26/26 126,520
INR 1,218,633,067 USD 12,787,000 Citibank NA 05/27/26 13,455
USD 4,262,000 INR 402,586,389 Citibank NA 05/27/26 33,255
BRL 90,807,226 USD 18,049,000 Citibank NA 06/02/26 147,862
BRL 54,929,024 USD 10,586,133 JPMorgan Chase Bank NA 06/02/26 421,095
USD 98,801 EUR 84,000 Barclays Bank plc 06/17/26 8
HUF 3,750,024,949 USD 12,039,500 Canadian Imperial Bank of Commerce 06/24/26 8,457
JPY 506,429,992 USD 3,197,000 HSBC Bank plc 06/24/26 52,070
MXN 37,255,000 JPY 330,183,129 Citibank NA 06/24/26 4,981
PEN 22,604,796 USD 6,393,000 Citibank NA 06/24/26 29,698
USD 1,492,000 COP 5,385,511,264 BNP Paribas SA 06/24/26 29,074
USD 1,031,732 EUR 876,250 Deutsche Bank AG 06/24/26 846
USD 4,262,000 INR 404,037,600 JPMorgan Chase Bank NA 06/24/26 30,785
USD 3,197,000 MXN 55,995,851 Citibank NA 06/24/26 5,566
COP 11,857,961,650 USD 3,062,688 Citibank NA 07/07/26 149,337
COP 15,274,411,330 USD 3,944,519 JPMorgan Chase Bank NA 07/07/26 192,937

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,535,253 MXN 114,179,793 HSBC Bank plc 07/10/26 $ 36,542
USD 2,709,756 MXN 47,137,370 State Street Bank and Trust Co. 07/10/26 26,863
AUD 9,490,000 USD 6,690,066 Barclays Bank plc 07/15/26 132,563
CAD 27,000 USD 19,811 Barclays Bank plc 07/15/26 128
CAD 19,156,000 USD 13,923,136 Deutsche Bank AG 07/15/26 223,331
CAD 3,110,000 USD 2,283,766 UBS AG 07/15/26 12,930
CAD 362,000 USD 265,838 Westpac Banking Corp. 07/15/26 1,494
CHF 191,000 USD 244,847 UBS AG 07/15/26 1,554
EUR 572,000 USD 670,592 Westpac Banking Corp. 07/15/26 2,952
GBP 1,731,000 USD 2,335,717 UBS AG 07/15/26 19,189
JPY 759,082,000 USD 4,796,427 Barclays Bank plc 07/15/26 81,977
JPY 26,538,000 USD 168,098 Deutsche Bank AG 07/15/26 2,454
NZD 7,419,000 USD 4,347,255 Deutsche Bank AG 07/15/26 45,941
USD 854,910 EUR 724,000 Deutsche Bank AG 07/15/26 2,383
USD 1,957,898 HKD 15,277,000 Deutsche Bank AG 07/15/26 2,260
USD 999,076 SGD 1,262,000 Barclays Bank plc 07/15/26 2,389
USD 1,892,109 SGD 2,393,000 Citibank NA 07/15/26 2,195
USD 15,292,769 EUR 12,912,855 BNP Paribas SA 07/16/26 86,962
USD 611,766 EUR 517,036 Credit Agricole Corporate & Investment Bank SA 07/16/26 2,920
USD 700 EUR 592 State Street Bank and Trust Co. 07/16/26 3
COP 49,507,882,500 USD 13,322,000 Citibank NA 07/17/26 57,505
USD 1,209,175 MXN 21,112,226 State Street Bank and Trust Co. 07/23/26 8,851
USD 3,250,836 IDR 55,703,068,117 Bank of America NA 08/03/26 46,183
USD 2,060,749 IDR 35,613,861,714 Citibank NA 08/03/26 11,848
USD 2,653,461 IDR 45,364,904,036 Credit Agricole Corporate & Investment Bank SA 08/03/26 43,573
USD 589,736 IDR 10,057,948,992 Morgan Stanley & Co. International plc 08/03/26 11,092
MXN 196,052,000 USD 10,411,356 Morgan Stanley & Co. International plc 08/18/26 710,288
USD 675,762 MXN 11,865,746 Toronto Dominion Bank 08/18/26 2,642
USD 1,370,718 PEN 4,748,440 Citibank NA 10/23/26 28,415
8,504,596
PEN 14,251,702 USD 4,262,000 Citibank NA 05/04/26 (199,140)
USD 4,262,000 PEN 15,023,550 Citibank NA 05/04/26 (20,898)
USD 37,618,472 BRL 199,802,992 Barclays Bank plc 05/05/26 (2,720,233)
USD 21,246,000 BRL 107,002,771 Citibank NA 05/05/26 (357,046)
USD 3,104,178 COP 11,857,961,650 Citibank NA 05/11/26 (149,606)
USD 13,865,344 COP 53,244,274,197 JPMorgan Chase Bank NA 05/11/26 (744,704)
USD 585,451 EUR 500,000 Deutsche Bank AG 05/15/26 (1,681)
USD 129,031 EUR 110,000 Goldman Sachs International 05/15/26 (138)
USD 57,688,805 GBP 42,550,000 Deutsche Bank AG 05/15/26 (210,430)
USD 162,039 GBP 120,000 Morgan Stanley & Co. International plc 05/15/26 (1,249)
PHP 89,342,359 USD 1,471,126 Citibank NA 05/26/26 (16,913)
PHP 304,789,708 USD 5,008,255 JPMorgan Chase Bank NA 05/26/26 (47,236)
USD 11,931,401 CZK 248,092,123 JPMorgan Chase Bank NA 05/26/26 (12,624)
USD 7,666,496 HUF 2,390,596,192 BNP Paribas SA 05/26/26 (27,604)
USD 2,648,579 PLN 9,603,778 Barclays Bank plc 05/26/26 (783)
USD 567,957 HUF 178,006,801 Canadian Imperial Bank of Commerce 05/29/26 (4,849)
USD 31,378,217 BRL 157,868,515 Citibank NA 06/02/26 (257,059)
USD 8,352,899 BRL 41,934,477 HSBC Bank plc 06/02/26 (50,352)
USD 2,364,824 BRL 13,185,787 JPMorgan Chase Bank NA 06/02/26 (277,476)
HUF 504,601,380 EUR 1,383,000 Barclays Bank plc 06/09/26 (3,308)
USD 3,259,768 CAD 4,449,000 Toronto Dominion Bank 06/17/26 (21,774)
USD 16,644,725 EUR 14,428,000 Bank of New York Mellon 06/17/26 (324,088)
USD 176,498 EUR 153,000 Barclays Bank plc 06/17/26 (3,446)
USD 7,916,868 EUR 6,867,000 Societe Generale SA 06/17/26 (159,431)
USD 5,536,638 EUR 4,800,000 Toronto Dominion Bank 06/17/26 (108,656)
USD 320,129 GBP 241,000 JPMorgan Chase Bank NA 06/17/26 (7,783)
USD 1,721,537 GBP 1,296,000 Toronto Dominion Bank 06/17/26 (41,843)
CHF 3,309,763 USD 4,262,000 Bank of America NA 06/24/26 (1,916)
CLP 8,256,542,270 USD 9,377,000 HSBC Bank plc 06/24/26 (200,654)
CNY 21,726,815 USD 3,196,500 Societe Generale SA 06/24/26 (4,259)
CZK 154,488,205 USD 7,457,000 JPMorgan Chase Bank NA 06/24/26 (16,492)
IDR 182,834,472,500 USD 10,655,000 Citibank NA 06/24/26 (113,130)

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
INR 199,723,926 USD 2,131,000 Barclays Bank plc 06/24/26 $ (39,425)
KRW 5,330,272,500 USD 3,625,000 Barclays Bank plc 06/24/26 (1,859)
MXN 378,340,202 USD 21,737,000 Barclays Bank plc 06/24/26 (173,834)
MYR 83,944,352 USD 21,310,000 Credit Agricole Corporate & Investment Bank SA 06/24/26 (130,914)
PEN 1,825,055 USD 530,000 Deutsche Bank AG 06/24/26 (11,447)
PLN 67,062,613 USD 18,542,000 Bank of America NA 06/24/26 (42,773)
THB 596,337,778 USD 18,541,400 HSBC Bank plc 06/24/26 (169,899)
USD 1,647,380 AUD 2,304,500 Morgan Stanley & Co. International plc 06/24/26 (10,101)
USD 2,131,000 CHF 1,675,609 Barclays Bank plc 06/24/26 (25,720)
USD 1,121,331 INR 107,098,324 Barclays Bank plc 06/24/26 (238)
USD 1,009,669 INR 96,635,420 Morgan Stanley & Co. International plc 06/24/26 (2,329)
ZAR 243,201,806 USD 14,712,000 Bank of America NA 06/24/26 (169,828)
USD 1,489,962 HUF 500,411,319 Credit Agricole Corporate & Investment Bank SA 06/29/26 (117,251)
INR 203,617,050 USD 2,131,000 Citibank NA 07/06/26 (1,334)
USD 11,043,935 COP 42,759,355,585 Citibank NA 07/07/26 (538,506)
USD 7,436,455 COP 28,262,434,795 JPMorgan Chase Bank NA 07/07/26 (219,133)
USD 8,513,301 MXN 153,072,988 Barclays Bank plc 07/10/26 (199,074)
INR 106,560,372 USD 1,130,734 Barclays Bank plc 07/13/26 (17,285)
INR 195,003,854 USD 2,066,266 Citibank NA 07/13/26 (28,671)
EUR 74,000 USD 87,547 Bank of America NA 07/15/26 (410)
EUR 32,000 USD 37,893 Barclays Bank plc 07/15/26 (212)
HKD 7,892,000 USD 1,011,458 Bank of New York Mellon 07/15/26 (1,188)
SGD 765,000 USD 605,873 Citibank NA 07/15/26 (1,701)
USD 579,106 AUD 814,000 Westpac Banking Corp. 07/15/26 (6,102)
USD 170,943 CAD 234,000 Barclays Bank plc 07/15/26 (1,863)
USD 1,682,167 CAD 2,296,000 Deutsche Bank AG 07/15/26 (13,400)
USD 4,173,373 CHF 3,256,000 Deutsche Bank AG 07/15/26 (27,046)
USD 441,087 EUR 376,000 Barclays Bank plc 07/15/26 (1,662)
USD 6,035,867 EUR 5,138,000 Deutsche Bank AG 07/15/26 (14,250)
USD 804,024 JPY 127,153,000 Barclays Bank plc 07/15/26 (13,153)
USD 657,957 KRW 973,684,000 Deutsche Bank AG 07/15/26 (4,305)
USD 4,463,592 SGD 5,655,000 Bank of America NA 07/15/26 (2,545)
EUR 53,581 USD 63,455 HSBC Bank plc 07/16/26 (360)
USD 810,315 EUR 691,497 Deutsche Bank AG 07/16/26 (3,972)
USD 8,059,246 PLN 29,613,957 BNP Paribas SA 08/06/26 (107,836)
USD 2,657,456 PLN 9,868,701 HSBC Bank plc 08/06/26 (64,183)
USD 6,271,451 ZAR 108,829,922 Citibank NA 08/17/26 (207,350)
USD 22,000,504 MXN 392,104,000 HSBC Bank plc 08/18/26 (242,784)
USD 1,279,000 INR 123,832,780 HSBC Bank plc 10/01/26 (2,852)
(8,723,596)
$ (219,000)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ One-Touch Standard Chartered Bank 05/11/26 INR 89.00 INR 89.00 USD 426 $ 8
EUR Currency ................ One-Touch Bank of America NA 05/14/26 MXN 19.80 MXN 19.80 EUR 179 207
EUR Currency ................ One-Touch BNP Paribas SA 05/14/26 USD 1.16 USD 1.16 EUR 181 18,608
EUR Currency ................ One-Touch Deutsche Bank AG 06/04/26 USD 1.13 USD 1.13 EUR 550 14,643
EUR Currency ................ One-Touch BNP Paribas SA 06/12/26 USD 1.15 USD 1.15 EUR 181 19,208
USD Currency ................ One-Touch Bank of America NA 07/09/26 CNH 6.65 CNH 6.65 USD 426 19,129
AUD Currency ................ One-Touch Deutsche Bank AG 07/16/26 USD 0.68 USD 0.68 AUD 297 19,123
$ 90,926
$ –

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nasdaq-100 E-Mini Index ...................... 3 09/18/26 USD 29,500.00 USD 8,236 $ 198,505
Nasdaq-100 E-Mini Index ...................... 6 09/18/26 USD 29,500.00 USD 3,342 79,170
$ 277,675
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Deutsche Bank AG 05/06/26 ZAR 17.50 USD 533 $ 85
USD Currency ........................... Standard Chartered Bank 05/14/26 INR 92.80 USD 4,262 96,910
USD Currency ........................... Bank of America NA 05/22/26 ZAR 17.10 USD 4,262 21,983
USD Currency ........................... Citibank NA 05/22/26 THB 32.50 USD 2,131 18,799
USD Currency ........................... Citibank NA 05/22/26 THB 32.70 USD 4,262 27,188
USD Currency ........................... Morgan Stanley & Co. International plc 05/22/26 COP 3,850.00 USD 4,262 11,125
USD Currency ........................... Morgan Stanley & Co. International plc 05/27/26 COP 3,920.00 USD 4,262 10,282
EUR Currency ........................... Barclays Bank plc 06/08/26 HUF 410.00 EUR 1,844 528
USD Currency ........................... BNP Paribas SA 06/25/26 BRL 5.10 USD 4,262 56,679
USD Currency ........................... Citibank NA 06/29/26 BRL 5.35 USD 1,599 8,267
251,846
Put
AUD Currency ........................... JPMorgan Chase Bank NA 05/04/26 USD 0.71 AUD 5,950 1,228
EUR Currency ........................... Barclays Bank plc 05/05/26 USD 1.15 EUR 5,454 348
USD Currency ........................... HSBC Bank plc 05/06/26 ZAR 16.80 USD 2,131 25,486
EUR Currency ........................... Barclays Bank plc 05/12/26 HUF 373.00 EUR 1,816 51,447
USD Currency ........................... Deutsche Bank AG 06/03/26 CLP 875.00 USD 2,131 10,710
USD Currency ........................... Societe Generale SA 06/05/26 HUF 329.00 USD 3,197 192,116
EUR Currency ........................... Bank of America NA 06/22/26 HUF 365.00 EUR 2,725 36,647
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 8,524 18,962
336,944
$ 588,790
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. HSBC Bank plc 05/06/26 ZAR 17.50 USD 533 $ (85)
USD Currency ............................. Bank of New York Mellon 05/11/26 CNH 6.82 USD 17,048 (41,039)
USD Currency ............................. Societe Generale SA 05/11/26 CNH 6.83 USD 4,262 (6,857)
USD Currency ............................. BNP Paribas SA 05/14/26 CLP 910.00 USD 2,131 (14,840)
USD Currency ............................. Standard Chartered Bank 05/14/26 INR 92.80 USD 4,262 (96,910)
USD Currency ............................. Citibank NA 05/22/26 ZAR 17.10 USD 4,262 (21,983)
USD Currency ............................. Morgan Stanley & Co. International plc 05/22/26 COP 4,000.00 USD 2,131 (1,671)
USD Currency ............................. Standard Chartered Bank 05/22/26 INR 94.00 USD 2,131 (27,104)
USD Currency ............................. Morgan Stanley & Co. International plc 05/27/26 COP 4,200.00 USD 6,393 (2,386)
EUR Currency ............................. Morgan Stanley & Co. International plc 06/08/26 HUF 410.00 EUR 1,844 (528)
USD Currency ............................. BNP Paribas SA 06/25/26 BRL 5.30 USD 4,262 (24,387)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.35 USD 3,197 (16,534)
USD Currency ............................. Bank of America NA 09/28/26 ZAR 17.40 USD 2,131 (44,465)
–
(298,789)
–
Put
EUR Currency ............................. Barclays Bank plc 05/12/26 HUF 365.00 EUR 2,724 (21,644)
USD Currency ............................. Barclays Bank plc 05/12/26 HUF 320.00 USD 2,131 (68,081)
USD Currency ............................. BNP Paribas SA 05/14/26 CLP 910.00 USD 2,131 (38,986)

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ............................. BNP Paribas SA 05/15/26 COP 3,600.00 USD 1,066 $ (5,060)
USD Currency ............................. Barclays Bank plc 05/18/26 HUF 330.00 USD 4,262 (268,101)
USD Currency ............................. Bank of America NA 05/22/26 CLP 890.00 USD 1,705 (14,669)
USD Currency ............................. HSBC Bank plc 05/22/26 INR 94.00 USD 2,131 (3,419)
USD Currency ............................. Morgan Stanley & Co. International plc 05/22/26 COP 3,600.00 USD 2,131 (15,370)
EUR Currency ............................. Societe Generale SA 06/05/26 HUF 372.00 EUR 2,766 (74,112)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.25 USD 3,197 (168,560)
EUR Currency ............................. BNP Paribas SA 07/03/26 BRL 6.05 EUR 2,714 (106,138)
AUD Currency ............................. BNP Paribas SA 07/16/26 USD 0.68 AUD 5,947 (12,692)
–
(796,832)
–
$ (1,095,621)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.86% Annual 6-mo. PRIBOR Semi-Annual
JPMorgan Chase
Bank NA 05/05/26 3 .86 % CZK 169,539 $ —
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 46.V1 ..................... 5 .00 % Quarterly 06/20/31 USD 18,680 $ (1,440,192) $ (942,776) $ (497,416)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 7,197 $ 132,254 $ 88,707 $ 43,547
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 148,225 $ (9,811) $ — $ (9,811)
3-mo. JIBAR Quarterly 7.42% Quarterly 06/17/26
(a)
06/17/27 ZAR 81,197 (997) — (997)
3.71% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 33,950 9,959 — 9,959
3.72% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 101,850 28,684 — 28,684

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.73% At Termination N/A 01/03/28 BRL 13,335 $ (3,997) $ — $ (3,997)
1-day
BZDIOVER At Termination 13.75% At Termination N/A 01/03/28 BRL 26,659 (5,494) — (5,494)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 1,619 (148) — (148)
3-mo. JIBAR Quarterly 7.30% Quarterly 06/17/26
(a)
06/17/28 ZAR 33,000 (7,131) — (7,131)
4.15% Annual 6-mo. PRIBOR Semi-Annual 06/17/26
(a)
06/17/28 CZK 245,361 21,351 — 21,351
1-week
CNREPOFIX_
CFXS Quarterly 1.52% Quarterly N/A 12/17/28 CNY 15,557 2,469 — 2,469
1-week
CNREPOFIX_
CFXS Quarterly 1.53% Quarterly N/A 12/17/28 CNY 46,671 10,339 — 10,339
7.52% Quarterly 3-mo. JIBAR Quarterly 06/17/26
(a)
06/17/29 ZAR 81,197 1,000 — 1,000
1-day
BZDIOVER At Termination 13.18% At Termination N/A 01/02/31 BRL 12,369 (42,366) — (42,366)
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 9,828 15,965 — 15,965
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 9,798 16,669 — 16,669
3.74% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/31 PLN 22,775 218,197 — 218,197
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 125,433 (15,229) — (15,229)
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 249,068 (32,502) — (32,502)
1-day THOR Quarterly 1.64% Quarterly 06/17/26
(a)
06/17/31 THB 85,769 (8,131) — (8,131)
1-day THOR Quarterly 1.65% Quarterly 06/17/26
(a)
06/17/31 THB 85,764 (6,608) — (6,608)
6-mo. PRIBOR Semi-Annual 4.37% Annual 06/17/26
(a)
06/17/31 CZK 51,473 (3,767) — (3,767)
6-mo. PRIBOR Semi-Annual 4.44% Annual 06/17/26
(a)
06/17/31 CZK 115,461 7,887 — 7,887
1-day MIBOR Semi-Annual 6.51% Semi-Annual 06/17/26
(a)
06/17/31 INR 453,464 (30,045) — (30,045)
3-mo. JIBAR Quarterly 7.51% Quarterly 06/17/26
(a)
06/17/31 ZAR 34,983 (15,373) — (15,373)
4.12% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 8,842 48,814 — 48,814
4.40% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 8,842 18,946 — 18,946
4.22% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 17,043 73,878 — 73,878
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 150,412 41 — 41
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 149,761 835 — 835
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 152,735 2,552 — 2,552
$ 295,987 $ — $ 295,987
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Campbell's Co. (The) ....... 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/31 USD 11,820 $ (20,806) $ (26,826) $ 6,020
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 8,400 (23,186) 41,660 (64,846)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 991 (17,256) (13,619) (3,637)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 3,887 (67,695) (53,625) (14,070)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 3,887 (67,695) (53,625) (14,070)
$ – $ – $ –
$ (196,638) $ (106,035) $ (90,603)
$ – $ – $ –

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 800 $ 8,428 $ (582) $ 9,010
Prudential Financial, Inc. . 1 .00 Quarterly Bank of America NA 06/20/26 A USD 4,810 10,882 5,191 5,691
TK Elevator Holdco GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/26 NR EUR 476 19,608 3,701 15,907
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 72,128 57,678 14,450
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 06/20/27 BBB+ USD 5,712 53,363 42,180 11,183
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 304 16,308 (17,588) 33,896
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 27,553 (26,806) 54,359
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 9,803 (9,537) 19,340
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 149 7,995 (8,007) 16,002
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/27 NR EUR 259 13,899 18,508 (4,609)
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 312 16,732 (17,951) 34,683
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 12,131 (12,954) 25,085
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 414 27,013 16,388 10,625
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 720 46,979 32,937 14,042
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 359 23,424 12,838 10,586
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 400 26,100 14,525 11,575
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 257 18,962 19,804 (842)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 632 46,631 50,486 (3,855)
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,675 1,514 1,161
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,675 1,518 1,157
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 650 11,591 5,942 5,649
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 15,625 12,259 3,366
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 17,308 13,970 3,338
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 41,106 33,001 8,105
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 26,014 20,649 5,365
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 36,419 29,410 7,009
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 15,625 12,338 3,287
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 282 6,077 3,312 2,765
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 393 8,469 4,813 3,656
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,083 324,496 210,108 114,388
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 863 134,499 123,488 11,011
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 374 62,821 54,635 8,186
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 371 62,235 42,881 19,354
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 1,704 29,541 23,226 6,315
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 250 23,770 29,073 (5,303)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 22,819 26,974 (4,155)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 44,688 52,782 (8,094)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 44,688 53,197 (8,509)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 280 26,622 31,729 (5,107)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 22,819 26,853 (4,034)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 120 11,410 13,775 (2,365)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 44,688 53,850 (9,162)
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 1,760 167,340 194,132 (26,792)

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly
Goldman Sachs
International 12/20/30 BB- USD 630 $ 59,900 $ 70,412 $ (10,512)
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 230 21,868 25,302 (3,434)
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 500 90,015 68,335 21,680
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 2,659 348,525 237,873 110,652
Oracle Corp. ......... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 2,210 (56,668) (10,034) (46,634)
Petroleos Mexicanos ... 1 .00 Quarterly BNP Paribas SA 12/20/30 BBB USD 226 (13,308) (17,718) 4,410
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 1,124 13,278 116 13,162
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BB+ USD 180 2,126 19 2,107
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 120 1,418 12 1,406
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 364 33,934 40,827 (6,893)
Albion Financing 1 SARL 5 .00 Quarterly Bank of America NA 06/20/31 BB- EUR 377 46,511 45,339 1,172
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 1,421 113,348 117,225 (3,877)
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B EUR 296 23,610 24,418 (808)
Opal Bidco SAS ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B+ EUR 798 92,158 84,890 7,268
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 261 46,228 45,732 496
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 261 46,227 46,077 150
$ 2,533,129 $ 2,035,065 $ 498,064
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 9.31% Quarterly HSBC Bank plc N/A 12/17/27 COP 6,295,000 $ (77,425) $ — $ (77,425)
1-day IBR Quarterly 9.38% Quarterly HSBC Bank plc N/A 12/17/27 COP 6,295,000 (75,490) — (75,490)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 12,491,466 (141,020) — (141,020)
4.50% Semi-Annual 1-day CLICP Semi-Annual Citibank NA N/A 12/17/27 CLP 8,324,121 55,813 — 55,813
4.59% Semi-Annual 1-day CLICP Semi-Annual HSBC Bank plc N/A 12/17/27 CLP 2,774,707 12,930 — 12,930
1-day IBR Quarterly 11.89% Quarterly Citibank NA 06/17/26
(a)
06/17/28 COP 22,639,095 (45,680) — (45,680)
1-day IBR Quarterly 12.38% Quarterly
Morgan Stanley & Co.
International plc 06/17/26
(a)
06/17/28 COP 28,352,073 8,804 — 8,804
9.36% Quarterly 1-day IBR Quarterly HSBC Bank plc N/A 12/17/29 COP 3,505,167 75,314 — 75,314
9.42% Quarterly 1-day IBR Quarterly HSBC Bank plc N/A 12/17/29 COP 3,505,167 73,484 — 73,484
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 6,878,674 137,313 — 137,313
11.87% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 06/17/26
(a)
06/17/30 COP 15,742,449 9,096 — 9,096
5.06% Semi-Annual 1-day CLICP Semi-Annual
Morgan Stanley & Co.
International plc 06/17/26
(a)
06/17/31 CLP 2,211,187 3,376 — 3,376
11.10% Quarterly 1-day IBR Quarterly Citibank NA 06/17/26
(a)
06/17/33 COP 8,218,562 50,969 — 50,969

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA 06/17/26
(a)
06/17/36 CLP 1,859,511 $ (14,465) $ — $ (14,465)
$ 73,019 $ — $ 73,019
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .53
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .34
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .87
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .40
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .78
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .25
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .66
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .78

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,099,751,565 $ — $ 1,099,751,565
Common Stocks
Aerospace & Defense .................................... 57,941,032 41,540,276 — 99,481,308
Air Freight & Logistics .................................... 16,206,609 1,555,712 — 17,762,321
Automobile Components .................................. 3,699,917 2,604,032 — 6,303,949
Automobiles .......................................... — 7,122,461 — 7,122,461
Banks ............................................... 110,414,027 168,497,350 117 278,911,494
Beverages ........................................... 35,093,037 1,660,308 — 36,753,345
Biotechnology ......................................... 16,120,015 2,531,369 — 18,651,384
Broadline Retail ........................................ 18,489,692 10,338,925 — 28,828,617
Building Products ....................................... 17,911,437 7,742,255 — 25,653,692
Capital Markets ........................................ 61,049,538 15,175,420 — 76,224,958
Chemicals ............................................ 22,518,888 24,881,091 — 47,399,979
Commercial Services & Supplies ............................. 6,262,821 10,028,658 — 16,291,479
Communications Equipment ................................ 6,850,375 2,371,430 — 9,221,805
Construction & Engineering ................................ 5,820,184 10,942,214 379,429 17,141,827
Construction Materials .................................... — 4,452,461 — 4,452,461
Consumer Finance ...................................... 10,732,885 — — 10,732,885
Consumer Staples Distribution & Retail ........................ 21,952,966 1,224,374 — 23,177,340
Containers & Packaging .................................. 10,932,047 22,524 — 10,954,571
Diversified Consumer Services .............................. 4,620,817 31,152 — 4,651,969
Diversified REITs ....................................... 10,840,100 9,355,038 — 20,195,138
Diversified Telecommunication Services ........................ 23,748,890 14,350,520 — 38,099,410
Electric Utilities ........................................ 172,386,319 21,908,749 — 194,295,068
Electrical Equipment ..................................... 13,395,741 30,770,793 — 44,166,534
Electronic Equipment, Instruments & Components ................. 11,648,639 6,148,464 — 17,797,103
Energy Equipment & Services .............................. 6,778,055 378,939 — 7,156,994
Entertainment ......................................... 7,377,351 846,297 — 8,223,648
Financial Services ...................................... 12,183,630 2,122,154 602,535 14,908,319
Food Products ......................................... 12,605,321 7,535,221 — 20,140,542
Gas Utilities ........................................... 10,814,582 9,094,920 — 19,909,502
Ground Transportation ................................... 51,280,249 3,764,605 — 55,044,854
Health Care Equipment & Supplies ........................... 37,323,497 5,707,503 — 43,031,000
Health Care Providers & Services ............................ 58,164,992 785,270 — 58,950,262
Health Care REITs ...................................... 34,623,222 3,330,663 — 37,953,885
Health Care Technology .................................. — 25,044 — 25,044
Hotel & Resort REITs .................................... — 1,645,791 — 1,645,791
Hotels, Restaurants & Leisure .............................. 14,516,241 4,285,720 213,948 19,015,909
Household Durables ..................................... 21,564 12,256,239 — 12,277,803

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Household Products ..................................... $ 11,062,655 $ 1,019,360 $ — $ 12,082,015
Independent Power and Renewable Electricity Producers ............ 5,389,762 3,173,712 — 8,563,474
Industrial Conglomerates .................................. 805,881 28,522,334 — 29,328,215
Industrial REITs ........................................ 26,978,761 20,893,371 — 47,872,132
Insurance ............................................ 26,705,426 30,847,648 — 57,553,074
Interactive Media & Services ............................... 82,721,898 613,859 — 83,335,757
IT Services ........................................... 23,070,133 8,703,547 268,526 32,042,206
Leisure Products ....................................... 3,776,096 — — 3,776,096
Life Sciences Tools & Services .............................. 1,780,773 1,072,443 — 2,853,216
Machinery ............................................ 44,275,517 23,777,941 — 68,053,458
Marine Transportation .................................... 461,773 305,826 — 767,599
Media ............................................... 7,229,356 3,241,802 — 10,471,158
Metals & Mining ........................................ 14,617,927 13,798,063 81 28,416,071
Multi-Utilities .......................................... 66,945,468 20,371,404 — 87,316,872
Office REITs .......................................... 10,298,734 93,368 — 10,392,102
Oil, Gas & Consumable Fuels ............................... 174,689,641 35,655,305 56 210,345,002
Passenger Airlines ...................................... 1,034,306 381,058 — 1,415,364
Personal Care Products .................................. 447,178 3,611,601 — 4,058,779
Pharmaceuticals ....................................... 41,399,660 36,390,078 — 77,789,738
Professional Services .................................... 13,971,655 5,570,063 — 19,541,718
Real Estate Management & Development ....................... 3,344,592 27,503,034 8 30,847,634
Residential REITs ....................................... 31,241,351 1,469,435 — 32,710,786
Retail REITs .......................................... 22,592,109 3,623,299 — 26,215,408
Semiconductors & Semiconductor Equipment .................... 81,726,106 46,748,657 — 128,474,763
Software ............................................. 90,103,889 5,589,185 — 95,693,074
Specialized REITs ...................................... 55,369,222 3,370,427 — 58,739,649
Specialty Retail ........................................ 13,184,098 6,799,582 — 19,983,680
Technology Hardware, Storage & Peripherals .................... 38,275,473 24,455,730 — 62,731,203
Textiles, Apparel & Luxury Goods ............................ 916,798 9,950,204 — 10,867,002
Tobacco ............................................. 17,266,157 20,823,824 — 38,089,981
Trading Companies & Distributors ............................ 13,027,527 7,408,064 — 20,435,591
Transportation Infrastructure ............................... 4,581,441 54,719,389 — 59,300,830
Water Utilities ......................................... 4,406,155 2,170,369 — 6,576,524
Wireless Telecommunication Services ......................... 845,848 5,485,631 4 6,331,483
Corporate Bonds
Aerospace & Defense .................................... — 61,459,946 — 61,459,946
Air Freight & Logistics .................................... — 1,818,168 — 1,818,168
Automobile Components .................................. — 30,284,958 — 30,284,958
Automobiles .......................................... — 17,928,298 — 17,928,298
Banks ............................................... — 141,895,708 — 141,895,708
Beverages ........................................... — 4,049,821 — 4,049,821
Biotechnology ......................................... — 20,628,246 — 20,628,246
Broadline Retail ........................................ — 17,108,716 — 17,108,716
Building Products ....................................... — 21,811,169 — 21,811,169
Capital Markets ........................................ — 74,999,250 — 74,999,250
Chemicals ............................................ — 71,825,886 — 71,825,886
Commercial Services & Supplies ............................. — 66,388,339 — 66,388,339
Communications Equipment ................................ — 6,442,658 — 6,442,658
Construction & Engineering ................................ — 10,289,662 — 10,289,662
Construction Materials .................................... — 423,020 — 423,020
Consumer Finance ...................................... — 57,257,321 — 57,257,321
Consumer Staples Distribution & Retail ........................ — 19,715,663 — 19,715,663
Containers & Packaging .................................. — 40,348,246 — 40,348,246
Distributors ........................................... — 2,257,298 — 2,257,298
Diversified Consumer Services .............................. — 9,506,970 — 9,506,970
Diversified REITs ....................................... — 8,364,046 — 8,364,046
Diversified Telecommunication Services ........................ — 137,182,135 — 137,182,135
Electric Utilities ........................................ — 90,144,965 3,017,250 93,162,215
Electrical Equipment ..................................... — 10,130,379 — 10,130,379
Electronic Equipment, Instruments & Components ................. — 7,726,304 — 7,726,304
Energy Equipment & Services .............................. — 22,439,335 — 22,439,335
Entertainment ......................................... — 7,581,357 — 7,581,357
Financial Services ...................................... — 63,441,179 11,468,907 74,910,086
Food Products ......................................... — 29,951,444 — 29,951,444
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Gas Utilities ........................................... $ — $ 5,835,918 $ — $ 5,835,918
Ground Transportation ................................... — 35,597,352 — 35,597,352
Health Care Equipment & Supplies ........................... — 19,676,679 — 19,676,679
Health Care Providers & Services ............................ — 72,730,746 — 72,730,746
Health Care REITs ...................................... — 11,728,831 — 11,728,831
Health Care Technology .................................. — 1,262,811 — 1,262,811
Hotel & Resort REITs .................................... — 13,093,534 — 13,093,534
Hotels, Restaurants & Leisure .............................. — 82,240,555 — 82,240,555
Household Durables ..................................... — 16,110,916 — 16,110,916
Household Products ..................................... — 1,379,394 — 1,379,394
Independent Power and Renewable Electricity Producers ............ — 25,140,984 — 25,140,984
Industrial Conglomerates .................................. — 6,476,667 — 6,476,667
Industrial REITs ........................................ — 825,083 — 825,083
Insurance ............................................ — 82,800,761 — 82,800,761
Interactive Media & Services ............................... — 9,510,286 — 9,510,286
IT Services ........................................... — 72,815,222 685,200 73,500,422
Leisure Products ....................................... — 97,600 — 97,600
Life Sciences Tools & Services .............................. — 1,494,230 — 1,494,230
Machinery ............................................ — 16,851,639 — 16,851,639
Media ............................................... — 76,947,833 — 76,947,833
Metals & Mining ........................................ — 45,911,119 — 45,911,119
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,663,130 — 2,663,130
Multi-Utilities .......................................... — 5,160,910 — 5,160,910
Office REITs .......................................... — 2,250,482 — 2,250,482
Oil, Gas & Consumable Fuels ............................... — 149,336,064 — 149,336,064
Paper & Forest Products .................................. — 5,682,295 — 5,682,295
Passenger Airlines ...................................... — 3,928,953 — 3,928,953
Personal Care Products .................................. — 4,432,895 — 4,432,895
Pharmaceuticals ....................................... — 56,811,748 — 56,811,748
Professional Services .................................... — 7,918,590 — 7,918,590
Real Estate Management & Development ....................... — 17,974,571 — 17,974,571
Residential REITs ....................................... — 4,114,935 — 4,114,935
Retail REITs .......................................... — 4,297,556 — 4,297,556
Semiconductors & Semiconductor Equipment .................... — 21,909,282 — 21,909,282
Software ............................................. — 58,578,835 3,465,000 62,043,835
Specialized REITs ...................................... — 13,821,558 — 13,821,558
Specialty Retail ........................................ — 29,495,674 — 29,495,674
Technology Hardware, Storage & Peripherals .................... — 4,897,427 — 4,897,427
Textiles, Apparel & Luxury Goods ............................ — 10,221,621 — 10,221,621
Tobacco ............................................. — 19,261,766 — 19,261,766
Trading Companies & Distributors ............................ — 30,795,845 — 30,795,845
Transportation Infrastructure ............................... — 636,540 — 636,540
Water Utilities ......................................... — 311,014 — 311,014
Wireless Telecommunication Services ......................... — 37,961,809 — 37,961,809
Equity-Linked Notes ...................................... — 1,524,699,397 — 1,524,699,397
Fixed Rate Loan Interests
Financial Services ...................................... — — 30,022,240 30,022,240
Health Care Technology .................................. — 811,738 — 811,738
Software ............................................. — 1,981,034 — 1,981,034
Floating Rate Loan Interests
Aerospace & Defense .................................... — 18,096,616 — 18,096,616
Automobile Components .................................. — 11,865,342 — 11,865,342
Automobiles .......................................... — 2,661,403 — 2,661,403
Beverages ........................................... — 2,606,813 — 2,606,813
Biotechnology ......................................... — 3,257,083 — 3,257,083
Broadline Retail ........................................ — 3,902,896 — 3,902,896
Building Products ....................................... — 6,194,879 1,895,970 8,090,849
Capital Markets ........................................ — 30,882,051 5,035,737 35,917,788
Chemicals ............................................ — 20,690,451 1,761,435 22,451,886
Commercial Services & Supplies ............................. — 19,415,981 1,511,810 20,927,791
Communications Equipment ................................ — 2,086,718 — 2,086,718
Construction & Engineering ................................ — 5,728,980 2,088,841 7,817,821
Construction Materials .................................... — 9,847,086 — 9,847,086
Consumer Staples Distribution & Retail ........................ — 4,651,871 — 4,651,871
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Containers & Packaging .................................. $ — $ 15,724,492 $ — $ 15,724,492
Diversified Consumer Services .............................. — 2,965,117 — 2,965,117
Diversified Telecommunication Services ........................ — 8,769,753 — 8,769,753
Electric Utilities ........................................ — 2,884,776 — 2,884,776
Electronic Equipment, Instruments & Components ................. — 3,884,994 1,574,884 5,459,878
Energy Equipment & Services .............................. — 1,903,371 — 1,903,371
Entertainment ......................................... — 17,924,847 — 17,924,847
Financial Services ...................................... — 16,805,497 17,614,644 34,420,141
Food Products ......................................... — 7,297,827 — 7,297,827
Gas Utilities ........................................... — 3,286,673 — 3,286,673
Ground Transportation ................................... — 4,013,568 10,455,437 14,469,005
Health Care Equipment & Supplies ........................... — 8,554,262 — 8,554,262
Health Care Providers & Services ............................ — 14,376,684 — 14,376,684
Health Care Technology .................................. — 6,608,947 1,023,075 7,632,022
Hotels, Restaurants & Leisure .............................. — 26,936,141 12,852,500 39,788,641
Household Durables ..................................... — 4,626,181 — 4,626,181
Household Products ..................................... — 1,368,768 — 1,368,768
Independent Power and Renewable Electricity Producers ............ — 3,891,013 — 3,891,013
Industrial Conglomerates .................................. — 12,522,452 — 12,522,452
Insurance ............................................ — 21,378,239 — 21,378,239
IT Services ........................................... — 18,923,854 — 18,923,854
Leisure Products ....................................... — 400,120 — 400,120
Life Sciences Tools & Services .............................. — 2,061,256 — 2,061,256
Machinery ............................................ — 21,875,447 510,361 22,385,808
Media ............................................... — 11,714,531 — 11,714,531
Multi-Utilities .......................................... — 2,356,407 — 2,356,407
Oil, Gas & Consumable Fuels ............................... — 11,200,708 — 11,200,708
Passenger Airlines ...................................... — 9,313,994 — 9,313,994
Pharmaceuticals ....................................... — 7,385,836 — 7,385,836
Professional Services .................................... — 8,962,213 — 8,962,213
Real Estate Management & Development ....................... — — 431,606 431,606
Semiconductors & Semiconductor Equipment .................... — 3,862,780 — 3,862,780
Software ............................................. — 41,841,767 — 41,841,767
Specialty Retail ........................................ — 7,683,785 — 7,683,785
Technology Hardware, Storage & Peripherals .................... — 2,179,597 — 2,179,597
Tobacco ............................................. — 99,763 — 99,763
Trading Companies & Distributors ............................ — 4,898,532 662,159 5,560,691
Transportation Infrastructure ............................... — 4,426,948 1,220,724 5,647,672
Wireless Telecommunication Services ......................... — 1,298,745 — 1,298,745
Foreign Agency Obligations ................................. — 29,623,638 — 29,623,638
Foreign Government Obligations .............................. — 219,855,087 — 219,855,087
Investment Companies .................................... 326,813,008 — — 326,813,008
Non-Agency Mortgage-Backed Securities ........................ — 1,173,762,252 8,764,766 1,182,527,018
Preferred Securities
Automobiles .......................................... — 5,110,789 — 5,110,789
Banks ............................................... — 87,315,359 — 87,315,359
Broadline Retail ........................................ — 2,185,074 — 2,185,074
Capital Markets ........................................ — 27,761,056 — 27,761,056
Chemicals ............................................ 364,243 492,411 — 856,654
Construction Materials .................................... — 559,175 — 559,175
Consumer Finance ...................................... — 2,264,021 — 2,264,021
Diversified REITs ....................................... — 1,512,531 — 1,512,531
Diversified Telecommunication Services ........................ — 3,269,204 — 3,269,204
Electric Utilities ........................................ — 15,849,908 — 15,849,908
Financial Services ...................................... — 2,327,053 — 2,327,053
Gas Utilities ........................................... — 237,917 — 237,917
Hotels, Restaurants & Leisure .............................. — 1,260,601 — 1,260,601
Household Products ..................................... — 2,770,426 — 2,770,426
Independent Power and Renewable Electricity Producers ............ — 5,187,186 — 5,187,186
Insurance ............................................ — 11,762,153 — 11,762,153
IT Services ........................................... — 93,609 — 93,609
Machinery ............................................ — 235,637 — 235,637
Multi-Utilities .......................................... — 4,574,511 — 4,574,511
Oil, Gas & Consumable Fuels ............................... — 19,607,008 — 19,607,008
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Paper & Forest Products .................................. $ — $ 650,809 $ — $ 650,809
Passenger Airlines ...................................... — 1,486,198 — 1,486,198
Pharmaceuticals ....................................... — 3,796,976 — 3,796,976
Real Estate Management & Development ....................... — 9,687,983 — 9,687,983
Technology Hardware, Storage & Peripherals .................... — 7,428,013 — 7,428,013
Wireless Telecommunication Services ......................... — 2,938,395 — 2,938,395
U.S. Government Sponsored Agency Securities .................... — 7,878,655 — 7,878,655
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 31,264,586 — 31,264,586
Money Market Funds ...................................... 678,115,292 — — 678,115,292
Options Purchased
Equity contracts .......................................... 79,170 198,505 — 277,675
Foreign currency exchange contracts ........................... — 679,716 — 679,716
Unfunded Floating Rate Loan Interests
(a)
........................... — 2,769 136,959 139,728
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (125) (16,858) (16,983)
$ 2,844,239,759 $ 7,848,556,577 $ 117,647,351 $ 10,810,443,687
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 702,616 $ — $ 702,616
Equity contracts ........................................... 2,923,451 — — 2,923,451
Foreign currency exchange contracts ............................ — 8,504,596 — 8,504,596
Interest rate contracts ....................................... 702,303 904,685 — 1,606,988
Liabilities
Credit contracts ........................................... — (749,024) — (749,024)
Foreign currency exchange contracts ............................ (920,771) (9,819,217) — (10,739,988)
Interest rate contracts ....................................... (36,360,409) (535,679) — (36,896,088)
$ (33,655,426) $ (992,023) $ — $ (34,647,449)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ............................ $ 2,749,871 $ 10,554,329 $ 29,961,173 $ 55,354,688 $ 28,645,355 $ 109,413 $ 102,319 $ 127,477,148
Transfers into Level 3
(a)
..................................... — — — 4,152,716 — — — 4,152,716
Transfers out of Level 3
(b)
.................................... (763,380) — — (2,884,506) (19,926,612) (109,413) — (23,683,911)
Accrued discounts/premiums .................................. — 35,431 107,940 41,451 20,778 — — 205,600
Net realized gain (loss) ..................................... 65,318 74,445 — (586,906) — — — (447,143)
Net change in unrealized appreciation (depreciation)
(c)
................. (620,774) 87,783 (1,555,932) (13,779,308) 25,245 — 17,782 (15,825,204)
Purchases .............................................. 826,089 8,685,838 18,108,699 67,396,496 — — — 95,017,122
Sales ................................................. (792,420) (801,469) (16,599,640) (51,055,448) — — — (69,248,977)
Closing balance, as of April 30, 2026 .............................
$ 1,464,704 $ 18,636,357 $ 30,022,240 $ 58,639,183 $ 8,764,766 $ — $ 120,101 $ 117,647,351
Net change in unrealized appreciation (depreciation) on investments still held at
April 30, 2026
(c)
........................................
$ (620,774) $ 95,053 $ (1,555,932) $ (1,060,432) $ 25,245 $ — $ 17,782 $ (3,099,058)
(a)
As of July 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of July 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2026
BlackRock Multi-Asset Income Portfolio

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TIIEOIS Mexico Interbank TIIE 1-day
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate